                                                   Registration No. 333-132779
                                                            File No. 811-21878

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.  ____                                  [   ]

      Post-Effective Amendment No. _1_                                   [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No.   2                                                    [X]

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                OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street - New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X ]  On July 27, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

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OPPENHEIMER ROCHESTERTM STATE SPECIFIC MUNICIPAL FUNDS

Oppenheimer
RochesterTM Arizona Municipal Fund
RochesterTM Maryland Municipal Fund
RochesterTM Massachusetts Municipal Fund
RochesterTM Michigan Municipal Fund
RochesterTM Minnesota Municipal Fund
RochesterTM North Carolina Municipal Fund
RochesterTM Ohio Municipal Fund
RochesterTM Virginia Municipal Fund

Prospectus dated July 27, 2007
                                                        Each Oppenheimer Rochester state specific municipal
                                                        fund named above is a mutual fund that seeks a high
                                                        level of current interest income exempt from federal
                                                        and its respective state's income taxes for individual
                                                        investors as is consistent with preservation of
                                                        capital. This prospectus describes the municipal bond
                                                        funds and contains important information about each
                                                        Fund's objective and investment policies, strategies
                                                        and risks. It also contains important information about
                                                        how to buy and sell shares of each Fund and other
                                                        account features. Please read this prospectus carefully
                                                        before you invest and keep it for future reference
                                                        about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved the Funds' securities nor has it
determined that this prospectus is accurate or
complete. It is a criminal offense to represent
otherwise.

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CONTENTS

            ABOUT THE FUNDS

            The Funds' Investment Objective and Principal
            Investment Strategies

            Main Risks of Investing in the Funds

            About the Funds' Investments

            How the Funds are Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
            Financial Highlights

[PG NUMBER]
10
ABOUT THE FUNDS

The Funds' Investment Objective and Principal Investment Strategies

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE? Each Fund seeks a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital.

What is a Municipal Security?  Municipal securities are fixed-income  securities primarily issued by states,  cities,  counties and other government  entities to finance the  development of local  communities.  To encourage and reward private investor  support,  the interest  received from most municipal  bonds is exempt from federal,  state or local income taxes in the municipalities where the bonds are issued.

What are State Municipal  Securities?  State municipal securities are securities that pay  interest  that,  in the  opinion  of  counsel  to the  issuer  of each security, is exempt from federal, state and local personal income taxes.

WHAT DO THE FUNDS MAINLY INVEST IN? Each Fund invests mainly in municipal securities issued by its respective state.  These debt obligations are generally issued by each state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases. Most of the securities each
Fund buys must be "investment grade" (rated in one of the four highest rating categories of a nationally-recognized statistical rating organization, such as
Moody's Investors Service ("Moody's")), although each Fund also can invest as much as 25% of its total assets in lower-grade securities (sometimes called
"junk bonds").  Under normal market conditions, and as a fundamental policy, each Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and the
Fund's state individual income tax, which may include securities of issuers located outside of the Fund's state such as U.S. territories, commonwealths and possessions. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% federal and state municipal securities requirement.  Each Fund selects investments without regard to this type of tax treatment.

      While the Minnesota Fund is required under normal market conditions to invest at least 80% of the Fund's net assets in securities the income from which is exempt from both federal and Minnesota individual income tax, the
Fund intends to invest its assets so that at least 95% of the exempt-interest dividends that it pays are derived from Minnesota municipal obligations as required under Minnesota law for their tax exemption.

      Each Fund can buy municipal securities of issuers located outside of the
Fund's state if the interest on such securities is not subject to federal or the Fund's state individual income tax. Securities whose interest is exempt from the taxes of a Fund's state are included for purposes of the Fund's state-specific 80% requirement discussed above, whether or not the issuer is located outside of the Fund's particular state.  The Funds do not limit their investments to securities of a particular maturity range, and may hold both short- and long-term securities.  However, each Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. Each Fund also can invest up to 20% of its total assets in inverse floaters, a variable rate obligation and form of derivative.  Each
Fund also can borrow money to purchase additional securities, a technique referred to as "leverage".  Although the amount of borrowing will vary from time to time, the amount of leveraging will not exceed one-third of a Fund's total assets.  These investments and techniques are more fully explained below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for each Fund, the portfolio managers look primarily throughout a Fund's respective state for municipal securities using a variety of factors that may change over time and may vary in particular cases. The portfolio managers currently look for:
o     Securities that provide high current income
o     A wide range of securities of different issuers within the state, including different agencies and municipalities, to spread risk

o     Securities across a wide range of municipal sectors, coupons and revenue sources

            o  Unrated bonds that might provide high income
o     Securities of smaller issuers that might be overlooked by other investors and funds
o     Special situations of higher rated bonds that provide opportunities for above average income with limited volatility

o     Special situations that provide opportunities for value
o     Securities having favorable credit characteristics.

      The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for a Fund.

WHO ARE THE FUNDS DESIGNED FOR? Each Fund is designed for individual investors who are seeking income exempt from federal and state personal income taxes.
The Funds do not seek capital gains or growth. Because they invest in tax-exempt securities, the Funds are not appropriate for retirement plan accounts or for investors seeking capital growth. The Funds are not a complete investment program.

Main Risks of Investing in the Funds

All investments have risks to some degree. The Funds' investments are subject to changes in their values from a number of factors, described below. There is also the risk that poor security selection by OppenheimerFunds, Inc. (the
"Manager") will cause a Fund to underperform other funds having a similar objective. A Fund's share prices and yields may change daily based on changes in the prices or interest rates of the securities in which the Fund invests.
Those securities prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events.

SPECIAL RISKS OF INVESTING PRIMARILY IN A SINGLE STATE'S MUNICIPAL
SECURITIES.  Because each Fund focuses its investments primarily on its state's municipal securities, the value of a Fund's portfolio investments will be highly sensitive to events affecting the fiscal stability of the Fund's state and its municipalities, agencies, authorities and other instrumentalities that issue securities.  In particular, economic, legislative, regulatory or political developments affecting the ability of a state's issuers to pay interest or repay principal may significantly affect the value of a Fund's investments.  These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, or changes in the credit ratings assigned to the state's municipal issuers.  Other occurrences, such as catastrophic natural disasters, can also adversely affect a state's fiscal stability.  These risks also apply to securities of issuers located outside a
Fund's state that it invests in, including securities issued by the governments of the District of Columbia and any U.S. territories, commonwealths and possessions.

While each Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest more than 25% of its total assets) in a single industry, municipal securities are not considered an "industry" under that policy. At times a Fund can have a relatively high portion of its portfolio holdings in particular segments of the municipal securities market, such as, for example, general obligation bonds, tobacco settlement bonds, hospital/health care bonds or highway/railway bonds, and therefore will be vulnerable to economic or legislative events that affect issuers in segments of the municipal securities market. A Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility and not general tax revenues may have increased risks.  Factors affecting the project or facility, such as local business or economic conditions, could have a significant impact on the project's ability to make payments of principal and interest on these securities.

The Statement of Additional Information contains more detailed information about each Fund's individual state-specific economic and market considerations.

U.S. Territories, Commonwealths and Possessions
Each Fund also invests in obligations of the governments of the U.S.
territories, commonwealths and possessions such as the Virgin Islands, Guam and
Puerto Rico to the extent such obligations are exempt from state income taxes.
These investments also are considered to be "state municipal securities" for purposes of this prospectus. Accordingly, the Funds may be adversely affected by local political and economic conditions and developments within these U.S.
territories, commonwealths and possessions affecting the issuers of such obligations.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, a Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of a Fund's shares may be reduced.
Because each Fund can invest as much as 25% of its total assets in municipal securities below investment grade to seek higher income, each Fund's credit risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.
Special Credit Risks of Lower-Grade Securities. Municipal securities that are rated below investment grade (these are sometimes called "junk bonds")
      may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations. They also may not have an active trading market, which means that they would be less liquid than investment grade securities, making it harder for a
      Fund to sell them at an acceptable price.

INTEREST RATE RISK. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already issued municipal securities generally fall, and the securities (or bonds) may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.  When the average maturity of a Fund's portfolio is longer, its share price may fluctuate more if interest rates change. Each Fund currently focuses on longer-term securities to seek higher income. Therefore, each Fund's share prices may fluctuate more when interest rates change. Callable bonds that a
Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

TOBACCO RELATED BONDS.  The Funds may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the
Master Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

o     Tobacco Settlement Revenue Bonds. Each Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement reached out of court in
      November 1998 between 46 states and six other U.S. jurisdictions
      (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown & Williamson, and
      Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, each Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge
      ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii)
      from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The
      Funds consider STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

TAXABILITY RISK.  Each Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

On May 21, 2007, the U.S. Supreme Court (the "Court") agreed to review a
Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from
Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

The Court is expected to hear the case sometime in or after October 2007 and might issue a decision late in 2007 or in 2008. It is not possible to predict what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

   The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

   The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. Such a ruling would require Kentucky and such other states to treat income derived on in-state and out-of-state bonds equally -
   either exempting income derived from all out-of-state bonds from a state's income tax or taxing income derived from all municipal bonds. This might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

   The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

BORROWING FOR LEVERAGE.  Each Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage", in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. This use of leverage will subject a Fund to greater costs than funds that do not borrow for leverage and may also make a Fund's share price more sensitive to interest rate changes.
The interest on borrowed money is an expense that might reduce a Fund's yield.

RISKS OF NON-DIVERSIFICATION. Each Fund is "non-diversified." That means that compared to diversified funds, each Fund can invest a greater portion of its assets in the securities of a limited number of issuers. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of a Fund's share prices due to economic, regulatory or political problems in the Fund's state.

RISKS IN USING DERIVATIVE INVESTMENTS. Each Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Swaps,
"inverse floaters" and "floating rate" or variable rate obligations are examples of derivatives that the Funds can use and are discussed further below.

      If the issuer of the derivative investment does not pay the amount due, a Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, a
Fund will get less income than expected or its share price could decline. To try to preserve capital, each Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of a Fund's share prices. Some derivatives may be illiquid, making it difficult for a Fund to sell them quickly at an acceptable price.

When the Funds invest in certain derivatives, for example, inverse floaters and swaps, the Funds must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

o     Inverse Floaters. Each Fund may invest up to 20% of its total assets in
      "inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

      Certain inverse floaters are created when a Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater, pursuant to an arrangement that enables a
      Fund to withdraw the underlying bond to collapse the inverse floater
      (upon the payment of the value of the short-term security and certain costs). Additionally, a Fund may be able to purchase inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

      The Funds may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, a Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although a Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

      A Fund's investments in inverse floaters may involve additional risks.
      The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the
      "cap," the security pays additional interest income. If rates do not rise above the "cap," a Fund will have paid an additional amount for a feature that proved worthless.

      Because of the accounting treatment for inverse floaters created by the
      Fund's transfer of a municipal bond to a trust, a Fund's financial statements will reflect these transactions as "secured borrowings,"
      which affects a Fund's expense ratios, statements of income and assets and liabilities and causes a Fund's Statement of Investments to include the underlying municipal bond.

o     Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are
               adjustable at stated periodic intervals. Floating rates are automatically adjusted in relation to a specified market rate for such investments, such as the percentage of the prime rate of a bank, the 91-day U.S. Treasury Bill rate or Libor.  These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its
               investments.

HOW RISKY ARE THE FUNDS OVERALL? The risks described above collectively form the overall risk profile of each Fund and can affect the value of each Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in any of the Funds. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that a Fund will achieve its investment objective.

      The value of each Fund's investments will change over time due to a number of factors.  They include changes in general bond market movements, changes in values of particular bonds because of events affecting the issuer, or changes in interest rates that can affect bond prices overall.  Each Fund focuses its investments in its particular state and is non-diversified.  Each
Fund will therefore be vulnerable to the effects of economic, regulatory and political developments that affect its state governmental issuers.  These changes can affect the value of the Fund's investments and its prices per share.  In the OppenheimerFunds spectrum, each Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risk than money market funds.

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An investment in any of the Funds is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

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The Funds' Past Performance

Because each Fund recently commenced operations, prior performance information for a full calendar year is not yet available. Please remember that each Fund is intended to be a long-term investment, and that performance results are historical, and that past performance (particularly over a short-term period)
is not predictive of future results.

Fees and Expenses of the Funds

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of a Fund. The Funds pay a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from a Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges and account transaction charges.

For the Massachusetts, Michigan, Ohio and Virginia Funds, the numbers below are based on each of those Fund's expenses during its partial fiscal year ended March 31, 2007.  For the Arizona, Maryland, Minnesota and North Carolina
Funds, the numbers below are based on each of those Fund's estimated expenses, annualized for its first fiscal year ending March 31, 2007 based on their anticipated average daily net assets. Future expenses may be higher or lower than those indicated below.

Oppenheimer Rochester Arizona Municipal Fund

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Shareholder Fees (charges paid directly from your investment):
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                                            Class A Shares   Class B Shares   Class C Shares
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Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
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Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                                            Class A Shares   Class B Shares   Class C Shares
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Management Fees                                 0.55%            0.55%            0.55%
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Distribution and/or Service (12b-1) Fees        0.25%            1.00%            1.00%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Other Expenses                                  0.75%            0.75%            0.75%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Total Annual Operating Expenses                 1.55%            2.30%            2.30%

---------------------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" are estimates of transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, an estimate of the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average net assets for both Class B and Class C shares.
The voluntary waivers described above may be amended or withdrawn at any time.

1.    A  contingent   deferred   sales  charge  may  apply  to   redemptions  of
   investments  of $1  million  or  more  of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------
   If shares are redeemed:           1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $736               $1,027

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $336                $727

----------------------------------------------------------------------

----------------------------------------------------------------------
 If shares are not redeemed:         1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $236                $727

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $236                $727

----------------------------------------------------------------------
In the first example, estimated expenses include the initial sales charge for
Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

Oppenheimer Rochester Maryland Municipal Fund

----------------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Management Fees                                 0.55%            0.55%            0.55%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.25%            1.00%            1.00%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Other Expenses                                  0.75%            0.75%            0.75%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Total Annual Operating Expenses                 1.55%            2.30%            2.30%

---------------------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" are estimates of transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, an estimate of the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The voluntary waivers described above may be amended or withdrawn at any time.

1.    A  contingent   deferred   sales  charge  may  apply  to   redemptions  of
   investments  of $1  million  or  more  of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------
   If shares are redeemed:           1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $736               $1,027

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $336                $727

----------------------------------------------------------------------

----------------------------------------------------------------------
 If shares are not redeemed:         1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $236                $727

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $236                $727

----------------------------------------------------------------------
In the first example, estimated expenses include the initial sales charge for
Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

Oppenheimer Rochester Massachusetts Municipal Fund

----------------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                              Class A Shares    Class B Shares    Class C Shares
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Management Fees                                   0.55%             0.55%             0.55%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees          0.09%             0.99%             0.98%

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Total Other Expenses                              2.57%             3.54%             2.87%

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

  Interest and Related Expenses from              0.16%             0.16%             0.16%
  Inverse Floaters(4)

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

  Other Expenses                                  2.41%             3.38%             2.71%

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Total Annual Operating Expenses                   3.21%             5.08%             4.40%

---------------------------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays.  The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The voluntary waivers described above may be amended or withdrawn at any time. After the waiver the actual "Total Other Expenses" and "Total Annual
Operating Expenses" were 0.16% and 0.80% for Class A, 0.01% and 1.55% for
Class B and 0.02% and 1.55% for Class C.

1.    A  contingent   deferred   sales  charge  may  apply  to   redemptions  of
   investments  of $1  million  or  more  of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applied to shares redeemed within 12 months of purchase.
4.    Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and Total Annual
   Operating Expenses in the table above and the Examples below.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------------------------------------------------------------------------------

   If shares are redeemed:           1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $788               $1,432             $2,099             $3,874

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                       $1,021              $1,861             $2,799             $4,463

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $551               $1,361             $2,282             $4,634

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 If shares are not redeemed:         1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $788               $1,432             $2,099             $3,874

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                        $521               $1,561             $2,599             $4,463

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $451               $1,361             $2,282             $4,634

------------------------------------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

Oppenheimer Rochester Michigan Municipal Fund

----------------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Management Fees                                 0.55%            0.55%            0.55%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees        0.05%            0.98%            0.99%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Total Other Expenses                            2.37%            3.24%            2.56%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

  Interest and Related Expenses from            0.34%            0.34%            0.34%
  Inverse Floaters(4)

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

  Other Expenses                                2.03%            2.90%            2.22%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Total Annual Operating Expenses                 2.97%            4.77%            4.10%

---------------------------------------------------------------------------------------------

Expenses may vary in future  years.  "Other  Expenses"  include  transfer  agent fees,  interest and fees from  borrowings,  custodial  fees,  and accounting and legal  expenses  that the Fund  pays.  The  "Other  Expenses"  in the  table are based  on,  among  other  things,  the  fees  the Fund  would  have  paid if the transfer  agent  had  not  waived  a  portion  of its  fees  under  a  voluntary undertaking  to the Fund to limit  these  fees to 0.35%  of  average  daily  net assets per  fiscal  year for all  classes.  That  undertaking  may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The voluntary waivers described above may be amended or withdrawn at any time. After the waiver the actual "Total Other Expenses" and "Total Annual
Operating Expenses" were 0.20% and 0.80% for Class A, 0.02% and 1.55% for
Class B and 0.01% and 1.55% for Class C.

1.    A  contingent   deferred   sales  charge  may  apply  to   redemptions  of
   investments  of $1  million  or  more  of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Interest  and Related  Expenses  from  Inverse  Floaters  include  certain expenses  and fees  related to the Fund's  investments  in inverse  floaters.
   Some of those  expenses  are  liabilities  with  respect to interest  paid on short-term  floating  rate notes issued by the trusts whose  inverse  floater certificates  are held by the Fund.  Under  accounting  rules,  the Fund also recognizes  additional  income  in an amount  that  directly  corresponds  to these  expenses.  Therefore,  the Fund's net asset values per share and total returns have not been affected by these additional  expenses.  Those expenses affected the  statement  of the Fund's Total Other  Expenses and Total Annual
   Operating Expenses in the table above and the Examples below.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------------------------------------------------------------------------------

   If shares are redeemed:           1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $765               $1,363             $1,985             $3,654

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                        $989               $1,770             $2,656             $4,223

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $520               $1,272             $2,139             $4,377

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 If shares are not redeemed:         1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $765               $1,363             $1,985             $3,654

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                        $489               $1,470             $2,456             $4,223

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $420               $1,272             $2,139             $4,377

------------------------------------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

Oppenheimer Rochester Minnesota Municipal Fund

----------------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Management Fees                                 0.55%            0.55%            0.55%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.25%            1.00%            1.00%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Other Expenses                                  0.75%            0.75%            0.75%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Total Annual Operating Expenses                 1.55%            2.30%            2.30%

---------------------------------------------------------------------------------------------

Expenses may vary in future  years.  "Other  Expenses" are estimates of transfer agent fees,  interest and fees from  borrowings,  custodial fees, and accounting and legal  expenses  that the Fund pays.  The "Other  Expenses" in the table are based on, among other  things,  an estimate of the fees the Fund would have paid if the  transfer  agent had not waived a portion  of its fees under a  voluntary undertaking  to the Fund to limit  those  fees to 0.35%  of  average  daily  net assets per  fiscal  year for all  classes.  That  undertaking  may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The voluntary waivers described above may be amended or withdrawn at any time.

1.    A  contingent   deferred   sales  charge  may  apply  to   redemptions  of
   investments  of $1  million  or  more  of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------
   If shares are redeemed:           1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $736               $1,027

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $336                $727

----------------------------------------------------------------------

----------------------------------------------------------------------
 If shares are not redeemed:         1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $236                $727

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $236                $727

----------------------------------------------------------------------
In the first example, estimated expenses include the initial sales charge for
Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

Oppenheimer Rochester North Carolina Municipal Fund

----------------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Management Fees                                 0.55%            0.55%            0.55%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.25%            1.00%            1.00%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Other Expenses                                  0.75%            0.75%            0.75%

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Total Annual Operating Expenses                 1.55%            2.30%            2.30%

---------------------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" are estimates of transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, an estimate of the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The voluntary waivers described above may be amended or withdrawn at any time.

1.    A  contingent   deferred   sales  charge  may  apply  to   redemptions  of
   investments  of $1  million  or  more  of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

----------------------------------------------------------------------
   If shares are redeemed:           1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $736               $1,027

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $336                $727

----------------------------------------------------------------------

----------------------------------------------------------------------
 If shares are not redeemed:         1 Year             3 Years
----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares                        $626                $945

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B Shares                        $236                $727

----------------------------------------------------------------------
----------------------------------------------------------------------

Class C Shares                        $236                $727

----------------------------------------------------------------------
In the first example, estimated expenses include the initial sales charge for
Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

Oppenheimer Rochester Ohio Municipal Fund

----------------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                              Class A Shares    Class B Shares    Class C Shares
--------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Management Fees                                   0.55%             0.55%            0.55%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees          0.06%             0.99%            0.98%

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Total Other Expenses                              2.05%             2.58%            2.09%

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

  Interest and Related Expenses from              0.17%             0.17%            0.17%
  Inverse Floaters(4)

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

  Other Expenses                                  1.88%             2.41%            1.92%

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Total Annual Operating Expenses                   2.66%             4.12%            3.62%

-------------------------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays.  The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The voluntary waivers described above may be amended or withdrawn at any time. After the waiver the actual "Total Other Expenses" and "Total Annual
Operating Expenses" were 0.19% and 0.80% for Class A, 0.01% and 1.55% for
Class B and 0.02% and 1.55% for Class C.

1.    A  contingent   deferred   sales  charge  may  apply  to   redemptions  of
   investments  of $1  million  or  more  of  Class A  shares.  See  "How to Buy
   Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4. Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses Inverse Floaters
   include certain expenses and fees related to the Fund's investments in and
   Total Annual Operating Expenses in the table above and the Examples below.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------------------------------------------------------------------------------

   If shares are redeemed:           1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $735               $1,272             $1,836             $3,363

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                        $922               $1,578             $2,349             $3,781

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $471               $1,129             $1,907             $3,950

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 If shares are not redeemed:         1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $735               $1,272             $1,836             $3,363

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                        $422               $1,278             $2,149             $3,781

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $371               $1,129             $1,907             $3,950

------------------------------------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

Oppenheimer Rochester Virginia Municipal Fund

----------------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) on purchases        4.75%             None             None
(as % of offering price)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original             None(1)           5%(2)            1%(3)
offering price or redemption proceeds)
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                              Class A Shares    Class B Shares    Class C Shares
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Management Fees                                   0.55%             0.55%             0.55%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees          0.05%             0.96%             0.99%

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Total Other Expenses                              2.83%             6.88%             3.16%

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

  Interest and Related Expenses from              0.32%             0.32%             0.32%
  Inverse Floaters(4)

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

  Other Expenses                                  2.51%             6.56%             2.84%

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Total Annual Operating Expenses                   3.43%             8.39%             4.70%

---------------------------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, interest and fees from borrowings, custodial fees, and accounting and legal expenses that the Fund pays.  The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

The Manager also has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Fund Operating
Expenses" will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The voluntary waivers described above may be amended or withdrawn at any time. After the waiver the actual "Total Other Expenses" and "Total Annual
Operating Expenses" were 0.20% and 0.80% for Class A, 0.04% and 1.55% for
Class B and 0.01% and 1.55% for Class C.

1.  A contingent  deferred  sales charge may apply to redemptions of investments of $1  million  or more of  Class  A  shares.  See  "How to Buy  Shares"  for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4. Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
   Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and Total Annual
   Operating Expenses in the table above and the Examples below.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------------------------------------------------------------------------------

   If shares are redeemed:           1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $810               $1,495             $2,203             $4,071

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                       $1,360              $2,793             $4,218             $5,912

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $582               $1,450             $2,423             $4,883

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 If shares are not redeemed:         1 Year             3 Years            5 Years            10 Years

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class A Shares                        $810               $1,495             $2,203             $4,071

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class B Shares                        $860               $2,493             $4,018             $5,912

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Class C Shares                        $482               $1,450             $2,423             $4,883

------------------------------------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.

About the Funds' Investments

THE FUNDS' PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of each
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. A Fund's portfolio might not always include all of the different types of investments described in this prospectus. Under normal market conditions as a fundamental policy, each Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investments the income from which, in the opinion of counsel to the issuer of the security, is exempt from both federal and the
Fund's state income taxes, which may include securities of issuers located outside of the Fund's state such as U.S. territories, commonwealths and possessions. Securities that generate income subject to AMT will count towards a Fund's 80% state municipal securities requirement.  Each Fund selects investments without regard to this type of tax treatment. While the Minnesota
Fund is required under normal market conditions to invest at least 80% of the
Fund's net assets in securities the income from which is exempt from both federal and Minnesota individual income tax, the Fund intends to invest its assets so that at least 95% of the exempt-interest dividends that it pays are derived from Minnesota municipal obligations as required under Minnesota law for their tax exemption.

      The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share prices of each Fund will change daily based on changes in interest rates and market conditions and in response to other economic events. The Statement of
Additional Information contains more detailed information about each Fund's investment policies and risks.

MUNICIPAL SECURITIES. Each Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.

Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. Each Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. Each Fund generally focuses on longer-term securities to seek higher income.

      Each Fund mainly invests in its respective state's municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to the respective state's individual income tax but may be subject to AMT. These debt obligations are primarily issued by each state and its political subdivisions (such as cities, towns, counties, agencies and authorities), but also may include securities of issuers located outside of the Fund's state. Each Fund can buy municipal securities of issuers located outside the Fund's state, including securities issued by the governments of the District of Columbia, other states as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if in the opinion of counsel to the issuer of the security, the interest is not subject to federal and the Fund's state individual income tax. Securities whose interest is exempt from the Funds' state individual income tax are included in the
Fund's 80% state municipal requirement, whether or not the issuer is located outside of the Fund's state.

      Each Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Each Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax. Each Fund selects investments without regard to this type of tax treatment.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.
      The Funds can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for a Fund to sell them quickly at an acceptable price.

Ratings of Municipal Securities the Funds Buy. Most of the municipal securities each Fund buys are "investment grade" at the time of purchase. However, each Fund can invest as much as 25% of its total assets in securities that are not "investment grade" at the time of purchase to seek higher income.  "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard &
      Poor's, Fitch or another nationally-recognized statistical rating organization, or (if unrated) judged by the Manager to be comparable to rated investment grade securities. Rating categories are described in the Statement of Additional Information. A reduction in the rating of a security after a Fund buys it will not automatically require that Fund to dispose of the security. However, the Manager will evaluate such downgraded securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by
      nationally-recognized statistical rating agencies in evaluating the credit risk of securities selected for each Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

CAN THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES CHANGE? Each Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of a Fund's outstanding voting shares. Each Fund's investment objective is a fundamental policy. Other investment policies that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, each Fund also can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks. To seek a higher yield, each Fund also can invest in municipal securities other than those of its respective state's municipal securities.  Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to a Fund's state personal income tax. Each Fund does not expect to invest a significant portion of its assets in securities that are not exempt from its respective state's personal income tax.

Other Derivatives. Each Fund can also invest in other derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index. Examples include, but are not limited to, interest rate swaps, municipal bond indices or swap indices.
Hedging. Each Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Funds do not use hedging instruments for speculative purposes and have limits on the use of them. The Funds currently do not use hedging instruments to a substantial degree.

      Hedging involves risks. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge may be unsuccessful and the strategy could reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.
When-Issued and Delayed-Delivery Transactions. Each Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to a Fund if the value of the security declines prior to the settlement date.
Puts and Stand-By Commitments. Each Fund can acquire "stand-by commitments" or
      "puts" with respect to municipal securities. A Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. A Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Each Fund will not invest more than 15% of its net assets in illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover.  A change in the securities held by a Fund is known as
      "portfolio turnover."  Each Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  While increased portfolio turnover creates higher brokerage and transactions cost for a Fund (and may reduce performance), in most cases a Fund does not pay brokerage commissions on debt securities it buys.  If a Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions.
Temporary Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, each Fund can invest up to
      100% of its total assets in temporary investments that are inconsistent with a Fund's principal investment strategies. Generally, such investments would be short-term municipal securities but could be U.S.
      Government securities or highly-rated corporate debt securities. The income from some temporary defensive investments may not be tax-exempt, and therefore to the extent the Fund invests in these securities, such investments might be inconsistent with the Fund's investment objective.
      Under normal market conditions, each Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS. Each Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. Each Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission. Therefore,
      portfolio holdings of each Fund are made publicly available no later than 60 days after the close of the Fund's fiscal quarter.

      A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
      Statement of Additional Information.

How the Funds are Managed

THE MANAGER. The Manager chooses each Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by each Fund's Board of Trustees, under investment advisory agreements that state the Manager's responsibilities. Each agreement sets the fees each Fund pays to the Manager and describes the expenses that each Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

Advisory Fees. Under each Fund's investment advisory agreement, a Fund pays the Manager an advisory fee, calculated on the daily net assets of the
      Fund, at an annual rate that declines on additional assets as the Fund's assets grow: 0.55% of the first $500 million of average annual net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of average annual net assets over $1.5 billion.  The Manager has voluntarily agreed to waive management fees and/or reimburse a Fund for certain expenses so that the "Total Annual Operating Expenses" will not exceed 0.80% of average annual net assets for Class A shares and
      1.55% of average annual net assets for both Class B and Class C shares.
      This voluntary undertaking is expected to remain in effect indefinitely.  However, it may be amended or withdrawn by the Manager at any time without shareholder notice. Each Fund's advisory fee for the period ended March 31, 2007, as a percentage of average daily assets of the Fund are as follows:

               Oppenheimer Rochester Arizona Municipal Fund     0.55%
               Oppenheimer Rochester Maryland Municipal Fund    0.55%
               Oppenheimer Rochester Massachusetts Municipal Fund 0.55%
               Oppenheimer Rochester Michigan Municipal Fund    0.55%
               Oppenheimer Rochester Minnesota Municipal Fund   0.55%
               Oppenheimer Rochester North Carolina Municipal Fund0.55%
               Oppenheimer Rochester Ohio Municipal Fund        0.55%
               Oppenheimer Rochester Virginia Municipal Fund    0.55%

      A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contracts for the Massachusetts, Michigan, Ohio and
Virginia Funds is available in their Semi-Annual Report to shareholders for the period ended September 30, 2006. A discussion regarding the basis for the
Board of Trustees' approval of the investment advisory contracts for the
Arizona, Maryland, Minnesota and North Carolina Funds is available in their
Annual Report to shareholders for the fiscal year ended March 31, 2007.

Portfolio Managers.  Each Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G. Loughran, Scott S.
     Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael L.
     Camarella, who are primarily responsible for the day-to-day management of each Fund's investments.

     Mr. Fielding has been a Vice President and a Senior Portfolio Manager of each Fund since its inception.  Mr. Fielding has been a Senior Vice
     President of the Manager since January 1996. He is the lead portfolio manager for the Oppenheimer Rochester Massachusetts Municipal Fund and
     Oppenheimer Rochester Minnesota Municipal Fund. He is the chief strategist, Senior Portfolio Manager, an officer and a trader for the
     Funds and other Oppenheimer funds.

     Mr. Loughran has been a Vice President and a Senior Portfolio Manager of each Fund since its inception.  Mr. Loughran has been a Vice President of the Manager since April 2001 and has been a portfolio manager with the
     Manager since 1999. He is the lead portfolio manager for the Oppenheimer
     Rochester North Carolina Municipal Fund and Oppenheimer Rochester Virginia
     Municipal Fund.  He is team leader, a Senior Portfolio Manager, an officer and a trader for the Funds and other Oppenheimer Funds.

     Mr. Cottier has been a Vice President and a Senior Portfolio Manager of each Fund since its inception. Mr. Cottier has been a Vice President of the Manager since 2002.  Prior to joining the Manager in 2002, Mr. Cottier was a portfolio manager and trader at Victory Capital Management from 1999 to 2002.  He is the lead portfolio manager for the Oppenheimer Rochester
     Ohio Municipal Fund and Oppenheimer Rochester Arizona Municipal Fund. He
     is a Senior Portfolio Manager, an officer and trader for the Funds and other Oppenheimer funds.

     Mr. Willis has been a Vice President and a Senior Portfolio Manager of each Fund since its inception. Mr. Willis has been a Portfolio Manager since 2003 and an Assistant Vice President of the Manager since July
     2005.  Prior to joining the Manager in 2003, Mr. Willis was a Corporate
     Attorney for Southern Resource Group from 1999. He is the lead portfolio manager for the Oppenheimer Rochester Maryland Municipal Fund and
     Oppenheimer Rochester Michigan Municipal Fund. He is a Senior Portfolio
     Manager, an officer and trader for the Funds and other Oppenheimer funds.

     Mr. DeMitry has been an Associate Portfolio Manager of each Fund since
     September 2006.  He was a research analyst of the Manager from June 2003 to September 2006; a credit analyst of the Manager from July 2001 to May
     2003 and an Associate Regional Sales Representative of the Manager from
     December 2000 to June 2001. He is an Associate Portfolio Manager and a
     trader for the Funds and other Oppenheimer Funds.

     Mr. Franz has been an Associate Portfolio Manager of each Fund since
     September 2006.  He was a research analyst of the Manager since June
     2003.  Prior to joining the Manager, Mr. Franz was a summer intern in the
     Securities Division at TIAA-CREF from June 2002 to September 2002 and
     Senior Commercial Credit Analyst at M&T Bank from June 1999 to September
     2001. He is an Associate Portfolio Manager and a trader for the Funds and other Oppenheimer Funds.

     Mr. Camarella is a research analyst for the Funds.  He has been a research analyst of the Manager since February 2006.  Mr. Camarella was a credit analyst of the Manager from June 2003 to January 2006.  Prior to joining the Manager, he was employed as an Investment Banking Analyst for Wachovia
     Securities in Charlotte, North Carolina. He is a trader for the Funds and other Oppenheimer Funds.

Additional information about the Funds' portfolio management team, including compensation, other accounts managed and ownership of Fund shares, is provided in the Statement of Additional Information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Funds' Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Funds' shares.
Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of a
      Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.  Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. Each Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of a Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Funds and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by a Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).  Each
      Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for a Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that a
      Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which a Fund determines its net asset value per share.

            If, after the close of the principal market on which a security held by a Fund is traded and before the time as of which each Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price. For you to receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day.  If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DO THE FUNDS OFFER? Each Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in
      "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You
      Buy Class C Shares?" below.
--------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. A Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While a Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class
      B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than
      $100,000 for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, and do not expect to need access to your money for more than six years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account features may not be available to Class B and Class C  shareholders.  Other features  may not be  advisable  (because of the effect of the  contingent deferred  sales charge) for Class B and Class C  shareholders.  Therefore, you should  carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, a Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------------------------------
 Amount of Purchase               Front-End Sales        Front-End Sales         Concession As a
                                  Charge As a            Charge As a
                                  Percentage of          Percentage of Net       Percentage of
                                  Offering Price         Amount Invested         Offering Price
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 Less than $50,000                        4.75%                   4.98%                  4.00%
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $50,000 or more but                      4.50%                   4.71%                  4.00%
 less than $100,000
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $100,000 or more but                     3.50%                   3.63%                  3.00%
 less than $250,000
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $250,000 or more but                     2.50%                   2.56%                  2.25%
 less than $500,000
 -------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------
 $500,000 or more but                     2.00%                   2.04%                  1.80%
 less than $1 million
 -------------------------------------------------------------------------------------------------------

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of a Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy Class A shares of a Fund at reduced sales charge rates set forth in the table above under a Fund's "Right of Accumulation" or a "Letter of
      Intent." The Funds reserve the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or Class C shares of a Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from a Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of a Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above.
         The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of a Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class
         A share purchases of a Fund during that period. Purchases made up to
         90 days before the date that you submit a Letter of Intent will be included in that determination. Any Class A shares of Oppenheimer
         Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.
         Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Funds and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. Each Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from a Fund may be reinvested in shares of that Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales
         charge, at the net asset value per share in effect on the
         payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of a Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of a
         Fund can be purchased by exchange of shares of certain other
         Oppenheimer funds on the same basis. Please refer to "How to
         Exchange Shares" in this prospectus and in the Statement of
         Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of a Fund, or any of the other Oppenheimer funds into which shares of a Fund may be exchanged without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or
         Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Funds and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors. These are described in greater detail in Appendix C to the Statement of Additional Information. The Funds'
         Statement of Additional Information may be ordered by calling
         1.800.225.5677 or may be accessed through the OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want
         To," follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A
         description of these waivers and special sales charge
         arrangements is also available for viewing on the
         OppenheimerFunds website (under the heading "Fund Information,"
         click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial
         intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent
         deferred sales charges.
Class A Contingent Deferred Sales Charge. There is no initial sales charge on
      Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a
      1.0% contingent deferred sales charge if they are redeemed within an
      18-month "holding period" measured from the beginning of the calendar month of their purchase (except for, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

      The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gains distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all purchases of Class A shares, of all Oppenheimer funds, that are subject to the Class A contingent deferred sales charge.

     The  Class A  contingent  deferred  sales  charge  does not apply to shares purchased by the  reinvestment of dividends or capital gains  distributions and will not exceed the aggregate amount of the concessions the Distributor paid to your  dealer  pays  on all  purchases  of  Class A  shares,  of all
     Oppenheimer  funds you made,  that are  subject  to the Class A  contingent deferred sales charge.

o     The Distributor pays concessions from its own resources equal to 1.0% of
      Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to a Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-----------------------------------------------------------------------------------------------------------
Years Since Beginning of Month in Which Purchase     Contingent Deferred Sales Charge on Redemptions in
Order was Accepted                                   That Year (As % of Amount Subject to Charge)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
0 - 1                                                5.0%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
1 - 2                                                4.0%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
2 - 3                                                3.0%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
3 - 4                                                3.0%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
4 - 5                                                2.0%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
5 - 6                                                1.0%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
More than 6                                          None
-----------------------------------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class
      B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see
      "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to a Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. Each Fund has adopted a Service Plan for
      Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. Each Fund makes these payments quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of a Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after March 1, 2007, the
      Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B and Class C Shares. Each Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, each Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares.  The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class
      C expenses by 1.00% of the net assets per year of the respective class.
      Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The
      Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of
      Additional Information for exceptions.

      Under certain circumstances, the Distributor may pay the full Class B or
      Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from a Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by a Fund to these financial intermediaries and any commissions the
Distributor pays to these firms out of the sales charges paid by investors.
These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Funds"
in this prospectus because they are not paid by the Funds.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to a Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of a
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of a Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify a Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of a Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.  To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with a Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about a Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Each Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

    You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the
    Transfer Agent.  Each Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic
    Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and a Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Funds normally send your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                          Send courier or express mail
requests by mail:                                      requests to:
OppenheimerFunds Services                              OppenheimerFunds Services
P.O. Box 5270                                          10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                 Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable a
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or Dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of
Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales  charge  will be based on the lesser of the net  asset  value  of the  redeemed  shares  at the  time of  redemption  or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your account value  represented  by an increase in net asset value over the initial purchase price,
o     shares  purchased  by the  reinvestment  of  dividends  or  capital  gains distributions, or

o     shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, each Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of a Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of a Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

   o  Shares of a fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of a Fund is considered a sale of those shares and a purchase of the shares of a fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You  can  find  a  list  of  the  Oppenheimer  funds  that  are  currently available  for exchanges in the  Statement of  Additional  Information  or
      you  can   obtain  a  list  by   calling  a  service   representative   at
      1.800.225.5677.  The funds  available for exchange can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC)  is not  charged  when  you exchange  shares  of the Fund for  shares  of  another  Oppenheimer  fund.
      However,  if you exchange your shares during the  applicable  CDSC holding period,  the  holding  period  will carry over to the fund shares that you acquire.  Similarly,  if  you  acquire  shares  of one  of  the  Funds  in exchange  for shares of  another  Oppenheimer  fund that are  subject to a
      CDSC holding  period,  that holding period will carry over to the acquired shares  of that  Fund.  In  either  of  these  situations,  a CDSC  may be imposed if the  acquired  shares are  redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the
      Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the
      OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address. Shares for which share certificates have been issued may not be exchanged by telephone or the internet.
Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage a Fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, a Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and a Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Funds' Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m.
         Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer
         Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate purchases or exchanges by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The
         Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  Each Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.
      Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. A Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Funds, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Funds' policies to their customers who invest indirectly in a Fund, the Transfer Agent may not be able to detect excessive short-term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Funds' Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of a Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth
         $10,000, then, following the exchange, the full account balance
         ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on a Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
         Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Funds' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Fund at any time. A Fund will provide you notice whenever it is required to do so by applicable law.
      If an account has more than one owner, a Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and a Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of a Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in each Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by a Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in a Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from a
      Fund's portfolio. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require a Fund to obtain your name, your date of birth
      (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  A Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  A
      Fund may not be able to establish an account if the necessary information is not received.  A Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if a Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish a Fund your correct, certified Social Security or
      Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Funds' privacy policy to shareholders having the same last name and address on that Fund's records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. Each Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly.  Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to a Fund from the purchase payment for such shares.

       The Funds attempt to pay dividends on Class A shares at a constant level. There is no assurance that they will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of each Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and
Class C shares, which normally have higher expenses than Class A. A Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Funds do not seek capital gains, a Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.  A Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that a
Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in a Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of a Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in a Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by a Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by a Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the
OppenheimerFunds website at www.oppenheimerfunds.com. Under the heading "I
Want To," click on the link "Access the Tax Center" and under the drop down menu for "Tax Preparation Information," click the link "Municipal Income/Tax
Preference Percentage Tables." You'll find a link to the Oppenheimer Municipal
Fund AMT Tax Percentages at the end of that page. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund. The Funds may derive gains in part from municipal obligations each
Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Arizona Tax Considerations. The Arizona Department of Revenue has ruled that dividends paid by a regulated investment company are exempt from Arizona state income tax to the extent such dividends are derived from interest on obligations the interest on which is exempt from Arizona state income tax.
For purposes of Arizona income taxation, distributions derived from interest on other types of obligations (i.e., obligations the interest on which is not exempt from Arizona state income tax) will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.  Distributions of net capital gains (both short- and long-term net capital gains) are not exempt from Arizona income taxation and are taxed at ordinary income tax rates.
Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for Arizona personal income tax purposes.

      Maryland Tax Considerations. The portion of the Oppenheimer Rochester
Maryland Municipal Fund's exempt-interest dividends attributable to interest received by the Fund on tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, the U.S. Virgin Islands, Guam or American Samoa or their authorities ("Maryland Municipal Bonds") and dividends attributable to (i)
gains from the disposition of Maryland Municipal Bonds (other than obligations issued by U.S. possessions) or (ii) interest on U.S. Government obligations will be exempt from Maryland individual and corporate income taxes; any other
Fund distributions will be subject to Maryland income tax.  Fund shareholders will be informed annually regarding the portion of the Oppenheimer Rochester
Maryland Municipal Fund's distributions that constitutes exempt-interest dividends exempt from Maryland income taxes.  Maryland presently includes in
Maryland taxable income a portion of certain items of tax preference as defined in the Internal Revenue Code.  Interest paid on certain private activity bonds constitutes such a tax preference if the bonds (i) are not
Maryland Municipal Bonds or (ii) are Maryland Municipal Bonds issued by U.S.
possessions.  Accordingly, up to 50% of any dividends from the Oppenheimer
Rochester Maryland Municipal Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes.  Shares of the Oppenheimer Rochester Maryland Municipal Fund
will not be subject to the Maryland personal property tax.

      Massachusetts Tax Considerations. For Massachusetts resident individual shareholders, exempt-interest dividends from the Oppenheimer Rochester
Massachusetts Municipal Fund generally will be exempt from Massachusetts personal income tax to the extent that such dividends are directly attributable to interest received by the Fund from obligations issued by the
Commonwealth of Massachusetts, any political subdivision thereof or any
Massachusetts agency or instrumentality.   If, however, any portion of
exempt-interest dividends from the Fund is attributable to income received by the Fund from non-Massachusetts municipal securities, such income will be subject to the Massachusetts personal income tax.  While capital gain dividends from the Fund generally will be taxable to Massachusetts resident individual shareholders, a portion of such dividends may also be exempt if derived by the Fund from certain types of Massachusetts obligations.  Ordinary dividends (if any) from the Fund generally will be taxable to Massachusetts resident individual shareholders at ordinary Massachusetts personal income tax rates, but any portion that is attributable to interest received by the Fund on U.S. government securities will be exempt from Massachusetts personal income tax.  Companies that pay Massachusetts corporate excise tax generally will need to include all distributions (including exempt-interest dividends)
from the Fund in calculating the income measure of the Massachusetts excise tax.

      Michigan Tax Considerations.  Under existing Michigan law, Michigan shareholders who are subject to the Michigan income tax or single business tax will not be subject to the Michigan income tax or single business tax on exempt-interest dividends to the extent such dividends are attributable to interest on Michigan Obligations.  To the extent the distributions from the
Michigan Fund are attributable to sources other than interest on Michigan
Obligations, such distributions, including, but not limited to, long term or short term capital gains, but excluding any such capital gains from obligations of the United States or of its possessions, will not be exempt from Michigan income tax or the single business tax.

The intangibles tax was totally repealed effective January 1, 1998.  The income tax rate began a gradual reduction of one-tenth of one percent per year in year 2000, from 4.2 percent down to a 3.9 percent rate for year 2004 and beyond.  The single business tax was repealed for tax years beginning after
December 31, 2007.  On July 12, 2007, the Governor signed legislation creating the new Michigan Business Tax ("MBT") beginning in 2008.  The MBT has two weighted components:  one at 0.8 percent times adjusted gross receipts and the second at 5 percent times net profits.  While the MBT has provisions that may exclude exempt-interest dividends to the extent attributable to interest on
Michigan obligations from certain of its computations, at this time no opinion is given as to the impact of the MBT on the Michigan Fund or on the Fund's shareholders.

Shareholders should consult with their tax adviser with respect to the tax treatment under Michigan law of gains or losses on dispositions of Michigan obligations by the Fund, or dispositions of shares of the Fund by the holders thereof, and with respect to the effect that holding shares of the Fund or receiving interest or dividends from the Fund may have on liabilities under the MBT and under Michigan taxes other than state and local income taxes and the single business tax.

      Minnesota Tax Considerations.  Exempt-interest dividends paid by the
Fund and derived from interest income on tax-exempt obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Obligations") will be exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts, but only if the portion of all exempt-interest dividends paid by the
Fund from Minnesota Obligations represent 95% or more of the exempt-interest dividends paid by the Fund in a taxable year.  Exempt-interest dividends, if any, derived from interest on obligations issued by U.S. possessions will also be exempt from the regular Minnesota personal income tax though they are not counted as Minnesota Obligations and if over 5% of the exempt-interest dividend would cause the Minnesota component to be included as income.  Other dividends paid by the Fund, including other exempt-interest dividends paid from sources other than Minnesota Obligations, and distributions derived from net short-term and long-term capital gains, are not exempt from the regular
Minnesota personal income tax imposed on individuals, estates, and trusts, unless another exemption (such as for interest on obligations of the United
States) applies.

Minnesota imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on the taxpayer's federal alternative minimum taxable income.  To the extent that exempt-interest dividends are included in federal alternative minimum taxable income, they will also be included in
Minnesota alternative minimum taxable income.

All Fund distributions, including exempt-interest dividends derived from
Minnesota Obligations, will be includable in taxable income for purposes of determining the Minnesota franchise tax imposed on corporations.

      North Carolina Tax Considerations. Exempt interest dividends earned by residents of North Carolina should not be subject to federal, North Carolina state or North Carolina local taxes to the extent that such exempt interest dividends represent interest from bonds issued by North Carolina or its political subdivisions.  The portion of the Fund's dividends that are attributable to income earned on other obligations (non-North Carolina municipal securities) will normally be subject to personal income taxes imposed by the State of North Carolina and its political subdivisions.

      Ohio Tax Considerations.  Exempt-interest dividends earned by residents of Ohio should not be subject to federal, state, or local income taxes.  For Ohio state and local tax purposes, dividends paid by the Fund will generally be exempt, if at all times at least fifty percent (50%) of the value of the Fund's assets are invested in debt obligations that pay interest exempt from income taxes imposed on individuals in Ohio by the
State of Ohio and its political subdivisions. The portion of the Fund's dividends that are attributable to income earned on other obligations
(non-Ohio municipal securities) will normally be subject to personal income taxes imposed by the State of Ohio and its political subdivisions.

      Virginia Tax Considerations. Interest and gains on obligations of the state of Virginia, its political subdivisions, and instrumentalities and income derived from direct obligations of the U.S. government or its authorities, commission, instrumentalities or territories (including Puerto
Rico, Guam and the Virgin Islands) is exempt from personal income tax.  Under the Virginia Administrative Code, distributions from a regulated investment company also will be exempt from personal income tax to the extent attributable to interest received by the Fund from such exempt obligations.
Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (e.g., Ginnie Maes and Fannie Maes) or for obligations of other states and their political subdivisions.  To the extent such investments are made by the Fund, such distributions generally will be taxable.  Distributions of net short-term and net long-term capital gains earned by the Fund from taxable obligations are included in Virginia taxable income and are currently taxed at ordinary income tax rates.

      Exempt-interest dividends attributable to income from a state's municipal securities will generally be subject to state and local personal income taxes applicable to residents of other states.

      The Supreme Court's pending decision in the Department of Revenue v.
Davis case (see the section titled "Taxability Risk" in this prospectus) may impact the current tax treatment of income earned on a state's municipal securities versus out of state municipal securities. Furthermore, legislation affecting tax-exempt municipal securities is regularly considered by the
United States Congress from time to time, and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by a State's legislature.  Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities.  There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security.  Please consult your tax adviser regarding pending or proposed federal and state tax legislation, the Davis case and other court proceedings and other tax considerations.

      Every year your Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Each Fund will also send you a separate statement summarizing the total distributions paid by that Fund.

     It is possible that, because of events occurring after the date of its issuance, a municipal security owned by a Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.
Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

      Each Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. Each Fund qualified during its last fiscal year. Each Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because each Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.
      Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by a Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Fund on your particular tax situation. Additional information on the tax implications of investing in the
Funds is provided in the Statement of Additional Information.

Financial Highlights

The Financial Highlights Tables are presented to help you understand each
Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Funds'
independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.80     $          13.80     $          13.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .37                  .31                  .29
Net realized and unrealized gain                                                    .39                  .39                  .41
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .76                  .70                  .70
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.26)                (.21)                (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.30     $          14.29     $          14.29
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 5.61%                5.16%                5.18%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         10,308     $             80     $          1,284
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          6,676     $             44     $            411
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.52%                4.56%                4.39%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.88%               11.63%                4.48%
Interest and fees on short-term floating rate notes issued 5                        .14%                 .14%                 .14%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.02% 6             11.77% 6              4.62% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

                138 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.70     $          12.70     $          12.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .33                  .27                  .27
Net realized and unrealized gain                                                    .18                  .18                  .17
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .51                  .45                  .44
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.24)                (.19)                (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          12.97     $          12.96     $          12.95
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 4.00%                3.50%                3.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         11,322     $            380     $          1,894
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          8,826     $            173     $            671
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.40%                4.46%                4.41%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.90%                5.87%                4.29%
Interest and fees on short-term floating rate notes issued 5                        .15%                 .15%                 .15%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.05% 6              6.02% 6              4.44% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               1%                   1%                   1%

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                139 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.70     $          13.70     $          13.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .57                  .47                  .46
Net realized and unrealized gain                                                    .48                  .50                  .50
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.05                  .97                  .96
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.41)                (.33)                (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.34     $          14.34     $          14.33
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 7.73%                7.13%                7.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         16,475     $            632     $          2,695
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         10,143     $            195     $            748
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.67%                4.69%                4.59%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       3.05%                4.92%                4.24%
Interest and fees on short-term floating rate notes issued 5                        .16%                 .16%                 .16%
                                                                       =============================================================
Total expenses                                                                     3.21% 6              5.08% 6              4.40% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               1%                   1%                   1%

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                140 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.60     $          13.60     $          13.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .65                  .51                  .52
Net realized and unrealized gain                                                    .64                  .69                  .67
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.29                 1.20                 1.19
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.46)                (.37)                (.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.43     $          14.43     $          14.42
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 9.62%                9.03%                8.94%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         17,170     $            506     $          2,309
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         11,550     $            196     $            845
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.82%                4.55%                4.63%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.63%                4.43%                3.76%
Interest and fees on short-term floating rate notes issued 5                        .34%                 .34%                 .34%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.97% 6              4.77% 6              4.10% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               4%                   4%                   4%

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                141 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.60     $          13.60     $          13.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .30                  .26                  .26
Net realized and unrealized gain                                                    .09                  .08                  .08
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .39                  .34                  .34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.20)                (.16)                (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.79     $          13.78     $          13.78
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 2.85%                2.48%                2.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $          7,832     $            215     $            164
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          6,330     $             95     $             77
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.53%                4.75%                4.75%
Total expenses                                                                     3.44% 5              8.87% 5              9.87% 5
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from November 7, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                142 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          14.40     $          14.40     $          14.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .31                  .25                  .25
Net realized and unrealized gain                                                    .19                  .20                  .19
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .50                  .45                  .44
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.26)                (.21)                (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.64     $          14.64     $          14.63
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 3.48%                3.14%                3.02%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         10,883     $             62     $          5,224
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          7,927     $             47     $          2,670
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              4.48%                3.59%                3.56%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.09%               10.13%                2.95%
Interest and fees on short-term floating rate notes issued 5                        .15%                 .15%                 .15%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.24% 6             10.28% 6              3.10% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                143 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.80     $          12.80     $          12.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .61                  .52                  .46
Net realized and unrealized gain                                                    .61                  .62                  .67
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.22                 1.14                 1.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.44)                (.36)                (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.58     $          13.58     $          13.57
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 9.78%                9.13%                9.01%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         22,292     $            935     $          3,895
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         12,528     $            419     $            784
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.81%                4.96%                4.48%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.49%                3.95%                3.45%
Interest and fees on short-term floating rate notes issued 5                        .17%                 .17%                 .17%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.66% 6              4.12% 6              3.62% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               2%                   2%                   2%

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                144 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.60     $          12.60     $          12.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .54                  .43                  .43
Net realized and unrealized gain                                                    .44                  .47                  .44
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .98                  .90                  .87
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.37)                (.30)                (.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.21     $          13.20     $          13.19
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 7.81%                7.13%                6.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         11,023     $            150     $          1,263
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          7,721     $             40     $            400
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.89%                4.66%                4.69%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       3.11%                8.07%                4.38%
Interest and fees on short-term floating rate notes issued 5                        .32%                 .32%                 .32%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.43% 6              8.39% 6              4.70% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               2%                   2%                   2%

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

INFORMATION AND SERVICES

For More Information on:

Oppenheimer RochesterTM Arizona Municipal Fund
Oppenheimer RochesterTM Maryland Municipal Fund
Oppenheimer RochesterTM Massachusetts Municipal Fund
Oppenheimer RochesterTM Michigan Municipal Fund
Oppenheimer RochesterTM Minnesota Municipal Fund
Oppenheimer RochesterTM North Carolina Municipal Fund
Oppenheimer RochesterTM Ohio Municipal Fund
Oppenheimer RochesterTM Virginia Municipal Fund

The following additional information about the Funds are available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about each Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments and performance is available in each Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports (when available), the notice explaining each Fund's privacy policy and other information about the Funds or your account:

-------------------------------------------------------------------------------------------------------
By Telephone:                          Call OppenheimerFunds Services toll-free:
                                       1.800.CALL OPP (225.5677)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
By Mail:                               Write to:
                                       OppenheimerFunds Services
                                       P.O. Box 5270
                                       Denver, Colorado 80217-5270
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
On the Internet:                       You can request these documents by e-mail or through the
                                       OppenheimerFunds website. You may also read or download
                                       certain documents on the OppenheimerFunds website at:
                                       www.oppenheimerfunds.com
-------------------------------------------------------------------------------------------------------

Information about the Funds including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.942.8090. Reports and other information about the Funds are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.
No one has been authorized to provide any information about the Funds or to make any representations about the Funds other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Funds, nor a solicitation of an offer to buy shares of the Funds, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' SEC File Nos.: 811-21877
                  811-21878
                  811-21879
                  811-21880
                  811-21881               The Funds' shares are distributed
by:
                  811-21882               [logo] OppenheimerFunds Distributor,
Inc.
                  811-21883
                  811-21884

PR0000.006.0707
Printed on recycled paper

Oppenheimer RochesterTM Arizona Municipal Fund
Oppenheimer RochesterTM Maryland Municipal Fund
Oppenheimer RochesterTM Massachusetts Municipal Fund
Oppenheimer RochesterTM Michigan Municipal Fund
Oppenheimer RochesterTM Minnesota Municipal Fund
Oppenheimer RochesterTM North Carolina Municipal Fund
Oppenheimer RochesterTM Ohio Municipal Fund
Oppenheimer RochesterTM Virginia Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated July 27, 2007

      This Statement of Additional Information ("SAI") is not a Prospectus.
This document contains additional information about the Funds and supplements information in the Prospectus dated July 27, 2007.  It should be read together with the Prospectus, which may be obtained by writing to the Funds'
transfer agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 (the "Transfer Agent") or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

      The portions of this SAI that do not relate to a particular Fund do not form a part of that Fund's SAI, have not been incorporated by reference into that Fund's Prospectus, and should not be relied upon by investors in that
Fund.

Contents                                                                Page
About the Funds
Additional Information About the Funds' Investment Policies and Risks...
    The Funds' Investment Policies......................................
    Other Investment Techniques and Strategies..........................
    Investment Restrictions.............................................
Disclosure of Portfolio Holdings........................................
How the Funds are Managed...............................................
    Organization and History............................................
    Board of Trustees and Oversight Committees..........................
    Trustees and Officers of the Funds..................................
    The Manager.........................................................
Brokerage Policies of the Funds.........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Funds................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Funds..................................

Financial Information About the Funds
Report of Independent Registered Public Accounting Firm.................
Financial Statements....................................................

Appendix A: Municipal Bond Ratings Definitions..........................  A-1
Appendix B: Special Considerations Relating to State Municipal Obligations
 B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers

C-1

ABOUT THE FUNDS

Additional Information About the Funds' Investment Policies and Risks

The investment objective, principal investment policies and main risks of the
Funds are described in the Prospectus. This SAI contains supplemental information about those policies and the types of securities that the Funds'
investment manager, OppenheimerFunds, Inc. (the "Manager") may select for each Fund.  Additional explanations are also provided about the strategies a
Fund may use to try to achieve its objective.

Information contained in this section about the risks and considerations associated with a particular Fund's investments and/or investment strategies apply only to those Funds specifically identified as making each type of investment or using each investment strategy.  Information that does not apply to a particular Fund does not form a part of that Fund's SAI and should not be relied on by investors in that Fund.  Only information that is clearly identified as applicable to a Fund is considered to form a part of that
Fund's SAI.

The Funds' Investment Policies. The composition of each Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques described in this SAI at all times in seeking their objective. Each Fund may use some of the investment techniques and strategies at some times or not at all. However, the value of the securities held by each Fund may be affected by changes in general interest rates and other factors prior to their maturity. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

      However, those fluctuations in value will not generally result in realized gains or losses to a Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. Each Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the
Manager to sell the particular security. In that case, a Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which each Fund may invest are described in the Prospectus under "About the Funds'
Investments". Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

|X|   Municipal Bonds. Each Fund has classified longer term securities as
"municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" and "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, a Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_|   General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

|_|   Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco master settlement agreement (as described in the section titled
"Tobacco Related Bonds". Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems;
highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

|_|   Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Funds make no independent investigation into the use of such facilities or the expenditure of such proceeds.  If a Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of a Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds are held by a Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.

|X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Funds can invest in are described below.

|_|   Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

|_|   Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

|_|   Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

|_|   Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

|_|   Tax-Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less, is issued by a municipality to meet current working capital needs.

|X|   Municipal Lease Obligations. The Funds' investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by a Fund would be limited as described below in
"Illiquid Securities." From time to time each Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate, among other things:
|_|   the frequency of trades and price quotations for such securities;
|_|   the number of dealers or other potential buyers willing to purchase or sell such securities;
|_|   the availability of market-makers; and
|_|   the nature of the trades for such securities.

      While each Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to a Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of a Fund.

TOBACCO  RELATED  BONDS.  The Funds may invest in two types of tobacco related
bonds:   (i) tobacco  settlement revenue bonds, for which payments of interest and  principal  are  made  solely  from  a  state's  interest  in  the  Master
Settlement  Agreement ("MSA") described below, and (ii) tobacco  bonds subject to a state's  appropriation  pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. Each Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, each Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge
("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states,  "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually. While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Funds consider the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits, allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation. That Court's interpretation appears to conflict with interpretations by other courts that have rejected challenges to the MSA and the states' MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

|X|   Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Inc. (Moody's"), Standard &
Poor's Rating Services, a division of the McGraw-Hill Companies, Inc.
("S&P"), and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities (also referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that a Fund may not receive the anticipated level of income from these securities, and a
Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with a Fund's policy of preservation of capital, each Fund limits its investments in lower quality securities.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires a Fund to sell the security, but the Manager will consider such events in determining whether a
Fund should continue to hold the security. To the extent that ratings given by Moody's, S&P's, or Fitch change as a result of changes in those rating organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the Funds'
investment policies.

      Each Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this SAI. Because each Fund may purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues each Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assigning a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Considerations Relating to the Funds' Municipal Obligations

      A discussion of the special considerations relating to the Funds'
municipal obligations and other economic conditions is provided in Appendix B to this SAI.

Other Investment Techniques and Strategies. In seeking its objective, each
Fund may from time to time employ the types of investment strategies and investments described below. A Fund is not required to use all of these strategies at all times and at times may not use them.

|X|   Floating Rate and Variable Rate Obligations. Variable rate obligations, a form of derivative investments, may have a demand feature that allows a
Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets a Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to each Fund's limitations on investments in illiquid securities.

      Inverse Floaters. Each Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets in inverse floaters.

     Currently, most of the inverse floaters a Fund buys are created when the
Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a
"residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which a Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
Each Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that a Fund owns.

     Each Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, a Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for a Fund when a Fund has invested in inverse floaters that expose a Fund to the risk of short-term interest rate fluctuations.
"Embedded" caps can be used to hedge a portion of a Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, a Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      A Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by a Fund. Under such an agreement, on liquidation of the trust, a Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. A Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forbearance" agreement would expose a Fund to the risk that it may be required to make the payment described above, a Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

Under applicable financial accounting standards, inverse floater transactions in which a Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to inverse floaters acquired by a Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

|X|   When-Issued and Delayed Delivery-Transactions. Each Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, a Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to a Fund. No income begins to accrue to a Fund on a when-issued security until a Fund receives the security at settlement of the trade.

      A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause a Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although a Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, that Fund may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction a Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until that Fund pays for the investment.

      When-issued transactions and forward commitments can be used by a Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

|X|   Zero-Coupon Securities. Each Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Fund's investment in zero-coupon securities may cause that Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   Puts and Standby Commitments. Each Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Funds the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When a Fund buys a municipal security subject to a standby commitment to repurchase the security, that Fund is entitled to same-day settlement from the purchaser. A Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.
A put purchased in conjunction with a municipal security enables a Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      A Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Funds will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. A Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, a Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by a Fund. They terminate if a Fund sells the underlying security to a third party. The Funds intend to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable a Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, a Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize a Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by a Fund for the put or standby commitment will be reflected on a
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by a Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause a Fund not to be treated as the tax owner of the underlying municipal securities.

|X|   Repurchase Agreements. Each Fund may acquire securities subject to repurchase agreements. They may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, a Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Funds' Manager from time to time. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. They must meet credit requirements set by the Funds' Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to each Fund's limits on holding illiquid investments. There is no limit on the amount of each Fund's net assets that may be subject to repurchase agreements of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. Each Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, each Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), each Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      [GRAPHIC OMITTED][GRAPHIC OMITTED]  Borrowing for Leverage. Each Fund
has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage." Under the fundamental investment policies, each Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Funds, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing. Notwithstanding the preceding sentence, each Fund may also borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. If the value of a Fund's assets fails to meet this 300% asset coverage requirement, that Fund will reduce its bank debt within three days to meet the requirement. To do so, a Fund might have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of a Fund and reduce its returns. If a Fund does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, a Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), each Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Funds. These loans may be secured by assets of a Fund, so long as that Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to a Fund in the event the conduit or conduits are unable or unwilling to make such loans. Each Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, each Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      Illiquid Securities and Restricted Securities. Each Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the
Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days. Under the policies and procedures established by the Funds'
Board of Trustees, the Manager determines the liquidity of certain of the
Funds' investments and monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions.

      Each Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit a
Fund's ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

|X|   Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Funds'
Board of Trustees. These loans are limited to not more than 25% of the value of each Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending. A Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. A Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which a Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to a Fund.

      When it lends securities, a Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. A Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of a Fund's loans must meet applicable tests under the
Internal Revenue Code and must permit a Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

[GRAPHIC OMITTED][GRAPHIC OMITTED]  Other Derivative Investments. [PG NUMBER]

                                    111

     Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease each
Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Funds if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with each Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

|X|   Hedging. Each Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Funds to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so, the
Funds may:
|_|   sell interest rate futures or municipal bond index futures,
|_|   buy puts on such futures or securities, or
         |_|      write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures. Covered calls may also be written on debt securities to attempt to increase a Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that a Fund would write covered calls for that purpose.

      Each Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case each Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Funds may:
|_|   buy interest rate futures or municipal bond index futures, or
|_|   buy calls on such futures or on securities.

      The Funds are not obligated to use hedging instruments, even though they are permitted to use them in the Manager's discretion, as described below. Each Fund's strategy of hedging with futures and options on futures will be incidental to each Fund's investment activities in the underlying cash market. The particular hedging instruments the Funds can use are described below. The Funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with each
Fund's investment objective and are permissible under applicable regulations governing the Fund.

|X|   Futures. Each Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures"), and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which a Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on a Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, a Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to a Fund. Any gain or loss is then realized by a Fund on the future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      A Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, a Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). A Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

|X|   Put and Call Options. Each Fund may buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

|_|   Writing Covered Call Options. Each Fund may write (that is, sell) call options. Each Fund's call writing is subject to a number of restrictions:
(1)   After a Fund writes a call, not more than 25% of that Fund's total assets may be subject to calls.
(2)   Calls a Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The NASDAQ(R)Stock Market, Inc. or traded in the
               over-the-counter market.
(3)   Each call a Fund writes must be "covered" while it is outstanding. That means a Fund must own the investment on which the call was written.
(4)   A Fund may write calls on futures contracts whether or not it owns them.

      When a Fund writes a call on a security, it receives cash (a premium).
Each Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. Each Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium a Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case a Fund would keep the cash premium and the investment.

      When a Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Funds' custodian bank, or a securities depository acting for the custodian bank, will act as a Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which that
Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon a
Fund's entering into a closing purchase transaction.

      When a Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When a Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The SEC is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because a Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Funds they are taxable as ordinary income.

      The Funds may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, a Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100%
of the current value of the future. Because of this escrow requirement, in no circumstances would a Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

|_|   Purchasing Puts and Calls. Each Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. They may also buy calls to close out a call it has written, as discussed above. Calls a Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Funds' put and call options to exceed 5% of its total assets.

      When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that a Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if (1) the call is sold at a profit or
(2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case a Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      A Fund may buy only those puts that relate to securities that it owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When a Fund purchases a put, it pays a premium. A Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future a Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case a Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

|X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's returns.

      Each Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Fund may cause that Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause that Fund to sell the related investments for reasons that would not exist in the absence of the put.

      A Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of a Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of a Fund's securities. It is possible for example that while a Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in a Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of a
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, each Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. A fund might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      A Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If a Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If a Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.
A Fund might experience losses if it could not close out a position because of an illiquid market for a future or option.

|X|   Interest Rate Swap Transactions. In an interest rate swap, a Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. A Fund may not enter into swaps with respect to more than 25% of its total assets. Also, a Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, a Fund's loss will consist of the net amount of contractual interest payments that a Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to each Fund's interest rate swap transactions on an ongoing basis.

      Each Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X|   Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that a Fund claims an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). Each Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Funds' investment advisor
(as they may be amended from time to time), and as otherwise set forth in the
Funds' Prospectus or this SAI.

      Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as a Fund (or an adviser that is an affiliate of the Funds' adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when a Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

|X|   Temporary Defensive and Interim Investments. The securities each Fund may invest in for temporary defensive purposes include the following:
|_|   short-term municipal securities;
|_|   obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
|_|   corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
|_|   commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
|_|   certificates of deposit of domestic banks with assets of $1 billion or more.

      Each Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of the temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, a Fund might not achieve its objective.

|X|   Portfolio Turnover. A change in the securities held by a Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase a Fund's transaction costs. However, a Fund ordinarily incurs little or no brokerage expense because most of a Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      Each Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, each Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, each
Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, each Fund may realize a capital gain or loss on its investments. Each Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial
Highlights table at the end of the Prospectus shows each Fund's portfolio turnover rates during the past five fiscal years.

|X|   Taxable Investments. While each Fund can invest up to 20% of its net assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities a
Fund would buy for temporary defensive purposes. At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, a
Fund may determine or be required to accept equity securities form the issuer in exchange for all or a portion of the Fund's holdings in the municipal security. Although the Manager will attempt to sell the equity security as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund may determine to hold such securities in its portfolio for limited period of time in order to liquidate the equity securities in a manner that maximizes their value to the Fund.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that each Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of each Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

|_|   67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

|_|   more than 50% of the outstanding shares.

      Each Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Funds' Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. Each Fund's most significant investment policies are described in the Prospectus.

|X|   Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds:

|_|   A Fund cannot make loans, except to the extent permitted under the
 Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   A Fund may not borrow money, except to the extent permitted under the
 Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   Each Fund cannot invest more than 25% of its total assets in any one industry but can invest more than 25% of its total assets in a group of industries.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to a Fund's respective State's municipal securities.

|_|   A Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   A Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the
Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

|_|   A Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act each Fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. In addition, the Investment Company Act requires each Fund to adopt a fundamental policy regarding investments in real estate.  Although each Fund is not expected to invest in real estate, to the extent consistent with each
Fund's investment objective and its policies, a Fund would be permitted to invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.  Although unlikely, it is possible that a Fund could, as a result of an investment in debt securities of an issuer, come to hold an interest in real estate if the issuer defaulted on its debt obligations. Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers
(other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of its total assets.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case a Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of a Fund.

Non-Diversification of the Fund's Investments. Each Fund is "non-diversified"
as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." As non-diversified funds, each Fund can invest a greater portion of its assets in the securities of a limited number of issuers than a diversified fund.

      Being non-diversified poses additional investment risks, because if a
Fund invests more of its assets in fewer issuers, the value of its shares are subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, each Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. If it qualifies, a Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, each Fund must meet a number of conditions. First, not more than 25% of the market value of a Fund's total assets may be invested in the securities of a single issuer (other than
Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by a Fund, or one or more qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and
(2) each Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing a Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.
As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

|X|   Do the Funds Have Any Other Restrictions That Are Not Fundamental?
Each Fund has the additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

|_|   A Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules and regulations may be amended or interpreted from time to time.

Disclosure of Portfolio Holdings.  Each Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor, and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect each Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. Each Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in the semi-annual report to shareholders, the annual report to shareholders or in the Statements of Investments on Form N-Q,
      which are publicly available at the SEC. In addition, the top 20 holdings may be posted on the OppenheimerFunds' website at
      www.oppenheimerfunds.com (select the Fund's name under the "View Fund
      Information for:" menu) with a 15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.. Other general information about each
      Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

      Until publicly disclosed, each Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against a Fund, which could negatively affect the prices a Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on each Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of each
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and their subsidiaries pursuant to agreements approved by the Funds' Board shall not be deemed to be
"compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by each Fund.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of a Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If a
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding a Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      Each Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Funds' Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Funds' Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Funds' independent registered public accounting firm,
o     Members of the Funds' Board and the Board's legal counsel,
o     The Funds' custodian bank,
o     A proxy voting service designated by each Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by a Fund's regular pricing services).

      Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and/or dealers with whom that Fund trades and/or entities that provide investment coverage and/or analytical information regarding a Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Securities Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by that Fund's regular pricing services)
o     Dealers to obtain price quotations where a Fund is not identified as the owner

      Portfolio holdings information (which may include information on each
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where a Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      Each Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in a Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in each Fund's portfolio.  In such circumstances, disclosure of a Fund's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

      The Chief Compliance Officer (the "CCO") of the Funds and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Funds' Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of a Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Funds'
Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or each Fund have entered into ongoing arrangements to make available information about each Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------

          ABG Securities                Fortis Securities          Pacific Crest Securities

          ---------------------------------------------------------

          ABN AMRO                      Fox-Pitt, Kelton           Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.   Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company         Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Funds are Managed

Organization and History. Each Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each Fund was organized as a Massachusetts business trust in March 2006.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in a Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      Each Fund currently has three classes of shares: Class A, Class B and
Class C. All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. Each share of a Fund represents an interest in that Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As Massachusetts business trusts, the Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of each Fund, to remove a
Trustee or to take other action described in each Fund's Declaration of
Trust.

      The Trustees of a Fund will call a meeting of the shareholders of that
Fund to vote on the removal of a Trustee upon the written request of the record holders of 10% of the Fund's outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of a Fund valued at
$25,000 or more or constituting at least 1% of the Fund's outstanding shares.
The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder and Trustee Liability. Each Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for each
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of each Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, a Fund shall assume the defense of any claim made against a shareholder for any act or obligation of that Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Funds) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of that Fund is limited to the relatively remote circumstances in which a Fund would be unable to meet its obligations.

      Each Fund's contractual arrangements state that any person doing business with that Fund (and each shareholder of that Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. Each Fund is governed by a Board of Trustees, which is responsible for protecting the interests of the Fund's shareholders under Massachusetts law. The Funds' Trustees meet periodically throughout the year to oversee each Fund's activities, review fund performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, and a Governance Committee. Each committee is comprised solely of
Trustees who are not "interested persons" under the Investment Company Act
(the "Independent Trustees"). The members of the Audit Committee are Joel W.
Motley (Chairman), Mary F. Miller, Joseph M. Wikler and Peter I. Wold. The
Audit Committee held 6 meetings during the Funds' fiscal year ended March 31,
2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Funds' independent registered public accounting firm
(also referred to as the "independent Auditors"). Other main functions of the
Audit Committee outlined in each Fund's Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the
Funds' independent Auditors regarding each Fund's internal accounting procedures and controls; (iii)  reviewing reports from the Manager's Internal
Audit Department: (iv) maintaining a separate line of communication between each Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of each Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by each Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to each Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Joseph
M. Wikler. The Regulatory & Oversight Committee held 6 meetings during the
Funds' fiscal year ended March31, 2007. The Regulatory & Oversight Committee evaluates and reports to the Board on each Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by each Fund to comply with the
Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Matthew P. Fink, Robert G. Galli, Mary F. Miller, Russell S.
Reynolds, Jr. and Peter I. Wold. The Governance Committee held 6 meetings during the Funds' fiscal year ended March 31, 2007. The Governance Committee reviews each Fund's governance guidelines, the adequacy of the Funds' Codes of Ethics, and develops qualification criteria for Board members consistent with each Fund's governance guidelines, among other duties set forth in the
Governance Committee's Charter.

            The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by a Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members, including Board members affiliated with the Funds' Manager. The Governance
Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance
Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process.
Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of your respective
Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that a Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Trustees and Officers of the Funds. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. As well as the Funds covered in this SAI each Trustee is also a trustee or director of the following Oppenheimer funds
(referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund          Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals           Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals  Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                 Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund             Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Baring Japan Fund             Fund
                                          Oppenheimer Rochester Maryland Municipal
Oppenheimer Baring SMA International Fund Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer California Municipal Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan Municipal
Oppenheimer Capital Appreciation Fund     Fund
                                          Oppenheimer Rochester Minnesota Municipal
Oppenheimer Developing Markets Fund       Fund
                                          Oppenheimer Rochester North Carolina
Oppenheimer Discovery Fund                Municipal Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Ohio Municipal Fund
                                          Oppenheimer Rochester Virginia Municipal
Oppenheimer Emerging Growth Fund          Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund     Oppenheimer SMA International Bond Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Transition 2010 Fund
Oppenheimer Growth Fund                   Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund     Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company
Fund                                      OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Value Fund      OFI Tremont Market Neutral Hedge Fund
Oppenheimer Institutional Money Market
Fund, Inc.                                Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Tremont Opportunity Fund LLC
                                          Oppenheimer U.S. Government Trust

      In addition to being a Board Member of each of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios in the OppenheimerFunds complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Funds, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Funds and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Fielding, Loughran, Cottier, Willis, Gillespie, Murphy,
Petersen Szilagyi, Vandehey, Wixted and Zack, and Mss. Bloomberg and Ives,
who are officers of the Funds, hold the same offices with one or more of the other Board I Funds. As of June 29, 2007, the Trustees and officers of the
Funds, as a group, owned of record or beneficially less than 1% of each class of shares of the Funds. The foregoing statement does not reflect ownership of shares of the Funds held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Funds listed above. In addition, none of the Independent
Trustees (nor any of their immediate family members), owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Funds, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in each Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------
                               Independent Trustees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During the      Dollar    Aggregate
                                                                       Dollar
                                                                       Range Of
                     Past 5 Years;                           Range of  Shares
Position(s) Held     Other Trusteeships/Directorships Held   Shares    Beneficially
with Fund,           by Trustee ;                            BeneficialOwned in
Length of Service,   Number of Portfolios in Fund Complex    Owned in  Supervised
Age                  Currently Overseen by Trustee           a Fund    Funds
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                               As of December 31,

                                                                      2006

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian F. Wruble,     General Partner of Odyssey Partners,    None      Over
Chairman of the      L.P. (hedge fund in distribution)                 $100,000
Board of Trustees    (since September 1995); Director of
since 2007, Trustee  Special Value Opportunities Fund, LLC
since 2006,          (registered investment company) (since
Age: 64              September 2004); Member of Zurich
                     Financial Investment Advisory Board
                     (insurance) (since October 2004);
                     Board of Governing Trustees of The
                     Jackson Laboratory (non-profit) (since
                     August 1990); Trustee of the Institute
                     for Advanced Study (non-profit
                     educational institute) (since May
                     1992); Special Limited Partner of
                     Odyssey Investment Partners, LLC
                     (private equity investment) (January
                     1999-September 2004); Trustee of
                     Research Foundation of AIMR
                     (investment research, non-profit)
                     (2000-2002); Governor, Jerome Levy
                     Economics Institute of Bard College
                     (economics research) (August
                     1990-September 2001); Director of Ray
                     & Berendtson, Inc. (executive search
                     firm) (May 2000-April 2002). Oversees
                     65 portfolios in the OppenheimerFunds
                     complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Matthew P. Fink,     Trustee of the Committee for Economic   None      Over
Trustee since 2006   Development (policy research                      $100,000
Age: 66              foundation) (since 2005); Director of
                     ICI Education Foundation (education
                     foundation) (October 1991-August
                     2006); President of the Investment
                     Company Institute (trade association)
                     (October 1991-June 2004); Director of
                     ICI Mutual Insurance Company
                     (insurance company) (October 1991-June
                     2004). Oversees 55 portfolios in the
                     OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli,     A director or trustee of other          None      Over
Trustee since 2006   Oppenheimer funds. Oversees 65                    $100,000
Age: 73              portfolios in the OppenheimerFunds

                     complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Phillip A.           Distinguished Presidential Fellow for   None      Over
Griffiths, Trustee   International Affairs (since 2002) and            $100,000
since 2006           Member (since 1979) of the National
Age: 68              Academy of Sciences; Council on
                     Foreign Relations (since 2002);
                     Director of GSI Lumonics Inc.
                     (precision medical equipment supplier)
                     (since 2001); Senior Advisor of The
                     Andrew W. Mellon Foundation (since
                     2001); Chair of Science Initiative
                     Group (since 1999); Member of the
                     American Philosophical Society (since
                     1996); Trustee of Woodward Academy
                     (since 1983); Foreign Associate of
                     Third World Academy of Sciences;
                     Director of the Institute for Advanced
                     Study (1991-2004); Director of Bankers
                     Trust New York Corporation
                     (1994-1999); Provost at Duke
                     University (1983-1991). Oversees 55
                     portfolios in the OppenheimerFunds
                     complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mary F. Miller,      Trustee of the American Symphony        None      Over
Trustee since 2006   Orchestra (not-for-profit) (since                 $100,000
Age: 64              October 1998); and Senior Vice
                     President and General Auditor of
                     American Express Company (financial
                     services company) (July 1998-February
                     2003). Oversees 55 portfolios in the
                     OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley,      Managing Director of Public Capital     None      Over
Trustee since 2006   Advisors, LLC (privately held                     $100,000
Age: 55              financial adviser) (since January
                     2006).  Director of Columbia Equity
                     Financial Corp. (privately-held
                     financial adviser) (since 2002);
                     Managing Director of Carmona Motley,
                     Inc. (privately-held financial
                     adviser) (since January 2002);
                     Managing Director of Carmona Motley
                     Hoffman Inc. (privately-held financial
                     adviser) (January 1998-December 2001);
                     Member of the Finance and Budget
                     Committee of the Council on Foreign
                     Relations, Member of the Investment
                     Committee of the Episcopal Church of
                     America, Member of the Investment
                     Committee and Board of Human Rights
                     Watch and Member of the Investment
                     Committee of Historic Hudson Valley.
                     Oversees 55 portfolios in the
                     OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S.           Chairman of RSR Partners (formerly      None      $10,001-$50,000
Reynolds, Jr.,       "The Directorship Search Group, Inc.")
Trustee since 2006   (corporate governance consulting and
Age: 75              executive recruiting) (since 1993);
                     Life Trustee of International House
                     (non-profit educational organization);
                     Former Trustee of The Historical
                     Society of the Town of Greenwich;
                     Former Director of Greenwich Hospital
                     Association. Oversees 55 portfolios in
                     the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joseph M. Wikler,    Director of the following medical       None      Over
Trustee since 2006   device companies: Medintec (since                 $100,000
Age: 66              1992) and Cathco (since 1996);
                     Director of Lakes Environmental
                     Association (environmental protection
                     organization) (since 1996); Member of
                     the Investment Committee of the
                     Associated Jewish Charities of
                     Baltimore (since 1994); Director of
                     Fortis/Hartford mutual funds
                     (1994-December 2001). Oversees 55
                     portfolios in the OppenheimerFunds
                     complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold,       President of Wold Oil Properties, Inc.  None      Over
Trustee since 2006   (oil and gas exploration and                      $100,000
Age: 59              production company) (since 1994); Vice
                     President of American Talc Company,
                     Inc. (talc mining and milling) (since
                     1999); Managing Member of
                     Hole-in-the-Wall Ranch (cattle
                     ranching) (since 1979); Vice
                     President, Secretary and Treasurer of
                     Wold Trona Company, Inc. (soda ash
                     processing and production) (1996 -
                     2006); Director and Chairman of the
                     Denver Branch of the Federal Reserve
                     Bank of Kansas City (1993-1999); and
                     Director of PacifiCorp. (electric
                     utility) (1995-1999). Oversees 55
                     portfolios in the OppenheimerFunds
                     complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his registration, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During the Past   Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                    5 Years;                                  Range of   Shares
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Beneficially
with Fund,          Trustee ;                                 BeneficiallOwned in
Length of Service   Number of Portfolios in Fund Complex      Owned in   Supervised
Age                 Currently Overseen by Trustee             a Fund     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2006

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and     None          Over
President and       Director of the Manager since June 2001;              $100,000
Principal           President of the Manager (September
Executive Officer   2000-March 2007); President and a
since 2006 and      director or trustee of other Oppenheimer
Trustee since 2006  funds; President and Director of
Age: 58             Oppenheimer Acquisition Corp. ("OAC")
                    (the Manager's parent holding company)
                    and of Oppenheimer Partnership Holdings,
                    Inc. (holding company subsidiary of the
                    Manager) (since July 2001); Director of
                    OppenheimerFunds Distributor, Inc.
                    (subsidiary of the Manager) (since
                    November 2001); Chairman and Director of
                    Shareholder Services, Inc. and of
                    Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager) (since July 2001); President
                    and Director of OppenheimerFunds Legacy
                    Program (charitable trust program
                    established by the Manager) (since July
                    2001); Director of the following
                    investment advisory subsidiaries of the
                    Manager: OFI Institutional Asset
                    Management, Inc., Centennial Asset
                    Management Corporation, Trinity
                    Investment Management Corporation and
                    Tremont Capital Management, Inc. (since
                    November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and
                    Director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    Executive Vice President of
                    Massachusetts Mutual Life Insurance
                    Company (OAC's parent company) (since
                    February 1997); Director of DLB
                    Acquisition Corporation (holding company
                    parent of Babson Capital Management LLC)
                    (since June 1995); Member of the
                    Investment Company Institute's Board of
                    Governors (since October 3, 2003); Chief
                    Operating Officer of the Manager
                    (September 2000-June 2001); President
                    and Trustee of MML Series Investment
                    Fund and MassMutual Select Funds
                    (open-end investment companies)
                    (November 1999-November 2001); Director
                    of C.M. Life Insurance Company
                    (September 1999-August 2000); President,
                    Chief Executive Officer and Director of
                    MML Bay State Life Insurance Company
                    (September 1999-August 2000); Director
                    of Emerald Isle Bancorp and Hibernia
                    Savings Bank (wholly-owned subsidiary of
                    Emerald Isle Bancorp) (June 1989-June
                    1998). Oversees 102 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Fielding, Loughran, Cottier, Willis, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.
Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                      Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,        Senior Vice President of the Manager since January 1996;
Vice President and Senior  Chairman of the Rochester Division of the Manager since
Portfolio Manager since    January 1996; an officer of 18 portfolios in the
2006                       OppenheimerFunds complex.

Age: 58

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Daniel G. Loughran,        Vice President of the Manager since April 2001. An
Vice President and Senior  officer of 18 portfolios in the OppenheimerFunds complex.
Portfolio Manager since

2006

Age: 43

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott S. Cottier,          Vice President of the Manager (since 2002); portfolio
Vice President and Senior  manager and trader at Victory Capital Management

Portfolio Manager since    (1999-2002); an officer of 18 portfolios in the
2006                       OppenheimerFunds complex.

Age: 35

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Troy E. Willis,            Vice President of the Manager since 2005; Associate
Vice President and Senior  Portfolio Manager of the Manager since 2003; corporate
Portfolio Manager  since   attorney for Southern Resource Group (1999-2003). An
2006                       officer of 18 portfolios in the OppenheimerFunds complex.

Age: 33
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,          Senior Vice President and Chief Compliance Officer of
Vice President and Chief   the Manager (since March 2004); Chief Compliance Officer
Compliance Officer since   of OppenheimerFunds Distributor, Inc., Centennial Asset
2006                       Management and Shareholder Services, Inc. (Since March
Age: 56                    2004) Vice President of OppenheimerFunds Distributor,
                           Inc., Centennial Asset Management Corporation and
                           Shareholder Services, Inc. (since June 1983). Formerly
                           Vice President and Director of Internal Audit of the
                           Manager (1997-February 2004). An officer of 102
                           portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,           Senior Vice President and Treasurer of the Manager
Treasurer and Principal &  (since March 1999); Treasurer of the following:
Accounting Officer since   HarbourView Asset Management Corporation, Shareholder
2006                       Financial Services, Inc., Shareholder Services, Inc.,
Age: 47                    Oppenheimer Real Asset Management Corporation, and
                           Oppenheimer Partnership Holdings, Inc. (since March
                           1999), OFI Private Investments, Inc. (since March 2000),
                           OppenheimerFunds International Ltd. (since May 2000),
                           OppenheimerFunds plc (since May 2000), OFI Institutional
                           Asset Management, Inc. (since November 2000), and
                           OppenheimerFunds Legacy Program (charitable trust
                           program established by the Manager) (since June 2003);
                           Treasurer and Chief Financial Officer of OFI Trust
                           Company (trust company subsidiary of the Manager) (since
                           May 2000); Assistant Treasurer of the following: OAC
                           (since March 1999),Centennial Asset Management
                           Corporation (March 1999-October 2003) and
                           OppenheimerFunds Legacy Program (April 2000-June 2003);
                           Principal and Chief Operating Officer of Bankers Trust
                           Company-Mutual Fund Services Division (March 1995-March
                           1999). An officer of 102 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,            Vice President of the Manager (since February 2007);
Assistant Treasurer since  Assistant Vice President of the Manager (August
2006                       2002-February 2007); Manager/Financial Product
Age: 36                    Accounting of the Manager (November 1998-July 2002). An
                           officer of 102 portfolios in the OppenheimerFunds
                           complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian C. Szilagyi,         Assistant Vice President of the Manager (since July
Assistant Treasurer since  2004); Director of Financial Reporting and Compliance of
2006                       First Data Corporation (April 2003-July 2004); Manager
Age: 37                    of Compliance of Berger Financial Group LLC (May
                           2001-March 2003); Director of Mutual Fund Operations at
                           American Data Services, Inc. (September 2000-May 2001).
                           An officer of 102 portfolios in the OppenheimerFunds
                           complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,            Executive Vice President (since January 2004) and
Secretary since 2006       General Counsel (since March 2002) of the Manager;
Age: 58                    General Counsel and Director of the Distributor (since
                           December 2001); General Counsel of Centennial Asset
                           Management Corporation (since December 2001); Senior
                           Vice President and General Counsel of HarbourView Asset
                           Management Corporation (since December 2001); Secretary
                           and General Counsel of OAC (since November 2001);
                           Assistant Secretary (since September 1997) and Director
                           (since November 2001) of OppenheimerFunds International
                           Ltd. and OppenheimerFunds plc; Vice President and
                           Director of Oppenheimer Partnership Holdings, Inc.
                           (since December 2002); Director of Oppenheimer Real
                           Asset Management, Inc. (since November 2001); Senior
                           Vice President, General Counsel and Director of
                           Shareholder Financial Services, Inc. and Shareholder
                           Services, Inc. (since December 2001); Senior Vice
                           President, General Counsel and Director of OFI Private
                           Investments, Inc. and OFI Trust Company (since November
                           2001); Vice President of OppenheimerFunds Legacy Program
                           (since June 2003); Senior Vice President and General
                           Counsel of OFI Institutional Asset Management, Inc.
                           (since November 2001); Director of OppenheimerFunds
                           (Asia) Limited (since December 2003); Senior Vice
                           President (May 1985-December 2003), Acting General
                           Counsel (November 2001-February 2002) and Associate
                           General Counsel (May 1981-October 2001) of the Manager;
                           Assistant Secretary of the following: Shareholder
                           Services, Inc. (May 1985-November 2001), Shareholder
                           Financial Services, Inc. (November 1989-November 2001),
                           and OppenheimerFunds International Ltd. (September
                           1997-November 2001). An officer of 102 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,          Vice President (since June 1998) and Senior Counsel and
Assistant Secretary since  Assistant Secretary (since October 2003) of the Manager;
2006                       Vice President (since 1999) and Assistant Secretary
Age: 41                    (since October 2003) of the Distributor; Assistant

                           Secretary of Centennial Asset Management Corporation
                           (since October 2003); Vice President and Assistant
                           Secretary of Shareholder Services, Inc. (since 1999);
                           Assistant Secretary of OppenheimerFunds Legacy Program
                           and Shareholder Financial Services, Inc. (since December
                           2001); Assistant Counsel of the Manager (August
                           1994-October 2003). An officer of 102 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,         Vice President and Associate Counsel of the Manager
Assistant Secretary since  (since May 2004); First Vice President (April 2001-April
2006                       2004), Associate General Counsel (December 2000-April
Age: 39                    2004), Corporate Vice President (May 1999-April 2001)
                           and Assistant General Counsel (May 1999-December 2000)
                           of UBS Financial Services Inc. (formerly, PaineWebber
                           Incorporated). An officer of 102 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,      Senior Vice President and Deputy General Counsel of the
Assistant Secretary since  Manager (since September 2004); First Vice President
2006                       (2001-September 2004); Director (2000-September 2004)
Age: 43                    and Vice President (1998-2000) of Merrill Lynch
                           Investment Management: An officer of 102 portfolios in
                           the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|   Remuneration of the Officers and Trustees. The officers and interested Trustee of the Funds, who are affiliated with the Manager, receive no salary or fee from the Funds. The Independent Trustees' compensation from the Funds, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Funds' fiscal year ended March 31, 2007.
The total compensation from a Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2006.

--------------------------------------------------------------------------------------

Oppenheimer Rochester Arizona Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)         $7(4)           $5         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)      $4(8)          $18         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $6             $8         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $7            $78        $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $8(13)          $49        $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $6(15)          $10         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $7(16)          $15         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $7          $10(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $6             $9         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $6(20)          $24        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $6(21)          $16        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
    Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $7 deferred by Mr. Wruble under the "Compensation Deferral
    Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
    Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
    Funds effective December 31, 2006.
8.    Includes $0 deferred by Mr. Yeutter under the "Compensation Deferral
    Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
    I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
    Board I Funds.
13.   Includes $8 deferred by Mr. Griffiths under the "Compensation Deferral
    Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $3 deferred by Ms. Miller under the "Compensation Deferral
    Plan" described below.
16.   Includes $1 deferred by Mr. Motley under the "Compensation Deferral
    Plan" described below.
17.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
    Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
    Board I Funds as of August 17, 2005. They had served as Board members of
    10 other Board I Funds prior to that date.
21.   Includes $3 deferred by Mr. Wikler under the "Compensation Deferral
    Plan" described below.
22.   Includes $6 deferred by Mr. Wold under the "Compensation Deferral Plan"
    described below.

--------------------------------------------------------------------------------------

Oppenheimer Rochester Maryland Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $10 (4)          $8         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)      $5(8)          $25         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $9            $12         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $11           $112       $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $11(13)         $70        $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $9(15)          $14         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $10(16)         $21         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $9          $14(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $9            $13         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $8(20)          $34        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $8(21)          $23        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $10 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $0 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.   Includes $11 deferred by Mr. Griffiths under the "Compensation Deferral
   Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $4 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below.
16.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.   Includes $2 deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds as of August 17, 2005. They had served as Board members of
   10 other Board I Funds prior to that date.
21.   Includes $4 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
22.   Includes $8 deferred by Mr. Wold under the "Compensation Deferral Plan"
   described below.

--------------------------------------------------------------------------------------

Oppenheimer Rochester Massachusetts Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $14(4)          $12         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)     $19 (8)         $39         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $12           $19         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $14           $176       $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $16(13)         $110       $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $12(15)         $22         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $14(16)         $33         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $13         $23(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $12           $20         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $11(20)         $54        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $11(21)         $37        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $11 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $1 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.   Includes $16 deferred by Mr. Griffiths under the "Compensation Deferral
   Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $5 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below.
16.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.   Includes $3deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds as of August 17, 2005. They had served as Board members of
   10 other Board I Funds prior to that date.
21.   Includes $6 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
22.   Includes $9 deferred by Mr. Wold under the "Compensation Deferral Plan"
   described below.

--------------------------------------------------------------------------------------

Oppenheimer Rochester Michigan Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $16(4)          $15         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)     $11(8)          $50         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $14           $24         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $17           $222       $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $18(13)         $139       $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $14(15)         $28         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $17(16)         $41         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $15         $28(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $14           $25         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $13(20)         $68        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $13(21)         $46        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $13 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $1 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.   Includes $18 deferred by Mr. Griffiths under the "Compensation Deferral
   Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $5 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below.
16.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.   Includes $3 deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds as of August 17, 2005. They had served as Board members of
   10 other Board I Funds prior to that date.
21.   Includes $7 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
22.   Includes $11 deferred by Mr. Wold under the "Compensation Deferral
   Plan" described below.

--------------------------------------------------------------------------------------

Oppenheimer Rochester Minnesota Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)         $7(4)           $5         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)      $4(8)          $15         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $6             $7         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $7            $68        $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $8(13)          $42        $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $7(15)           $9         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $6(16)          $13         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $6           $9(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $6             8$         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $6(20)          $21        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $6(21)          $14        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $7 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $0 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.   Includes $8 deferred by Mr. Griffiths under the "Compensation Deferral
   Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $3 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below.
16.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.   Includes $1 deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds as of August 17, 2005. They had served as Board members of
   10 other Board I Funds prior to that date.
21.   Includes $3 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
22.   Includes $6 deferred by Mr. Wold under the "Compensation Deferral Plan"
   described below.

--------------------------------------------------------------------------------------

Oppenheimer Rochester North Carolina Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $10(4)          $10         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)      $4(8)           $4         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $8             $8         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $10           $110       $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $11(13)         $111       $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $8(15)           $8         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $9(16)           $9         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $9           $9(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $8             $8         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $8(20)           $8        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $8(21)           $8        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $10 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $0 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.   Includes $11 deferred by Mr. Griffiths under the "Compensation Deferral
   Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $4 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below.
16.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.   Includes $1deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds as of August 17, 2005. They had served as Board members of
   10 other Board I Funds prior to that date.
21.   Includes $4 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
22.   Includes $8 deferred by Mr. Wold under the "Compensation Deferral Plan"
   described below.

--------------------------------------------------------------------------------------

Oppenheimer Rochester Ohio Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $17 (4)         $16         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)     $11(8)          $52         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $15           $25         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $18           $232       $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $19(13)         $145       $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $14(15)         $30         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $18(16)         $43         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $16         $30(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $14           $26         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $14(20)         $71        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $14(21)         $48        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $14 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $1 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.   Includes $19 deferred by Mr. Griffiths under the "Compensation Deferral
   Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $6 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below.
16.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.   Includes $4 deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds as of August 17, 2005. They had served as Board members of
   10 other Board I Funds prior to that date.
21.   Includes $7 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
22.   Includes $11 deferred by Mr. Wold under the "Compensation Deferral
   Plan" described below.

--------------------------------------------------------------------------------------

Oppenheimer Rochester Virginia Municipal Fund

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       Fiscal year ended March 31,                     Year ended
                                   2007                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $11 (4)         $11         $81,942(5)      $241,260 (6)
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(7)      $9(8)          $34         $117,498(9)       $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink             $10           $16         $56,034(10)       $113,472
Governance Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli             $12           $153       $574,819(10)     $264,812 (12)
Regulatory &
Oversight Committee
Chairman & Governance
Committee Member                                         (11)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $13(13)         $95        $327,278(14)       $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee
Member and Governance     $10(15)         $19         $66,814(14)       $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley            $12(16)         $28         $97,539(14)       $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall(16)      $11         $20(17)       $67,138(18)       $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $10           $17         $29,739(18)       $110,120
Jr.
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler (19)
Audit Committee
Member and Regulatory     $10(20)         $47        $159,825(14)        $99,080
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold (19)
Audit Committee
Member and Governance     $10(21)         $32        $108,941(14)        $99,080
Committee Member

--------------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment election with the assumption that Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustee." Plan participants as of the Freeze
   Date will continue to receive accrued benefits under the Plan.  Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.
3.    Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.    Includes $9 deferred by Mr. Wruble under the "Compensation Deferral
   Plan" described below
5.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
7.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
8.    Includes $1 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
9.    Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006
10.   Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
12.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
13.   Includes $13 deferred by Mr. Griffiths under the "Compensation Deferral
   Plan" described below.
14.   Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
15.   Includes $4 deferred by Ms. Miller under the "Compensation Deferral
   Plan" described below.
16.   Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.   Includes $3 deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
18.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
19.   Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
   Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
20.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds as of August 17, 2005. They had served as Board members of
   10 other Board I Funds prior to that date.
21.   Includes $5 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.
22.   Includes $7 deferred by Mr. Wold under the "Compensation Deferral Plan"
   described below.

|X|   Retirement Plan for Trustees. Each Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the
"Freeze Date").  Retirees as of the Freeze Date will continue to receive benefits under the previous terms of the Plan.  Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing Board Member") may elect to have his frozen benefit (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

      Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan is determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

|X|   Major Shareholders. As of June 29, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

Oppenheimer Rochester Arizona Municipal Fund

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 528,473.404 Class A shares
(representing approximately 47.60% of the Fund's then outstanding Class A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 131,668.304 Class A shares (representing approximately 11.86% of the Fund's then outstanding Class A shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 103,278.987 Class A shares (representing approximately 9.30% of the Fund's then outstanding Class
A shares).

First Clearing LLC, Mary Anne Orsi Revocable Family Trust, P.O. Box 30055,
Phoenix, AZ 85046-0055 which owned 3,489.184 Class B shares (representing approximately 36.44% of the Fund's then outstanding Class B shares).

Bert Casillas & Denise Christina Casillas, JT TEN WROS NOT TC, 7027 North
Bond Road, McNeal, AZ 85617-9694 which owned 2,544.667 Class B shares
(representing approximately 26.57% of the Fund's then outstanding Class B shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 2,228.691 Class B shares (representing approximately
23.27% of the Fund's then outstanding Class B shares).

Raymond & Marilyn Shenn, JT TEN WROS NOT TC, TOD-Subject to STA TOD Rules,
1927 West Placita Canoa Azul, Green Valley, AZ 85614-8077 which owned
2,544.667 Class B shares (representing approximately 26.57% of the Fund's then outstanding Class B shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 64,907.965 Class C shares (representing approximately
44.87% of the Fund's then outstanding Class C shares).

NFS LLC FEBO Hasonkirkland Living Trust, Harriet H. Hanson UA 101104, 38644
South Snad Crest Drive, Tucson, AZ 85739, which owned 14,395.336 Class C shares (representing approximately 9.95% of the Fund's then outstanding Class
C shares).

H&R Block Financial Advisors, The Dime Building, 719 Griswold Street Suite
1700, Detroit, MI 48226, which owned 7,853.983 Class C shares (representing approximately 5.42% of the Fund's then outstanding Class C shares).

Oppenheimer Rochester Maryland Municipal Fund

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 605,369.455 Class A shares
(representing approximately 50.98% of the Fund's then outstanding Class A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 148,249.244 Class A shares (representing approximately 12.48% of the Fund's then outstanding Class A shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 134,944.286 Class A shares (representing approximately 11.36% of the Fund's then outstanding
Class A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 30,044.394 Class B shares (representing approximately
68.93% of the Fund's then outstanding Class B shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
2,471.701 Class B shares (representing approximately 5.67% of the Fund's then outstanding Class B shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 223,755.679 Class C shares (representing approximately 62.18% of the Fund's then outstanding Class C shares).

Oppenheimer Rochester Massachusetts Municipal Fund

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 390,107.171 Class A shares
(representing approximately 25.05% of the Fund's then outstanding Class A shares).

LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968,
which owned 78,245.682 Class A shares (representing approximately 5.02% of the Fund's then outstanding Class A shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
6,610.819 Class B shares (representing approximately 14.30% of the Fund's then outstanding Class B shares).

H&R Block Financial Advisors, The Dime Building, 719 Griswold Street Suite
1700, Detroit, MI 48226, which owned 4,036.149 Class B shares (representing approximately 8.73% of the Fund's then outstanding Class B shares).

NFS LLC FEBO, Sara K Chambers, 3 Albion Place, Charlestown, MA 02129, which owned 3,485.636 Class B shares (representing approximately 7.54% of the
Fund's then outstanding Class B shares).

NFS LLC FEBO, Neal G Tranten, 363 Main Street, Kingfiled, ME 04947, which owned 3,462.604 Class B shares (representing approximately 7.49% of the
Fund's then outstanding Class B shares).

UBS Financial Services, Inc. FBO Steve Richter, 7 Mallard Lane, Southwick, MA
01077-9386, which owned 2,914.124 Class B shares (representing approximately
6.30% of the Fund's then outstanding Class B shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
3,061.935 Class B shares (representing approximately 6.62% of the Fund's then outstanding Class B shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
2,836.394 Class B shares (representing approximately 6.13% of the Fund's then outstanding Class B shares).

Oppenheimer & Co. Inc. FBO Mrs. Elissa Zonis, 45 Puritan Drive, Quincy, MA
02169, which owned 2,681.083 Class B shares (representing approximately 5.80%
of the Fund's then outstanding Class B shares).

NFS LLC FEBO, Priscilla H. Winters, 80 Trapelo Road, Belmont, MA 02478, which owned 2,547.942 Class B shares (representing approximately 5.51% of the
Fund's then outstanding Class B shares).

First Clearing LLC, Frank D. Moxxon Trust, Frank D. Moxon TTEE, UA 05192005,
57 Thomas Road, which owned 2,362.045 Class B shares (representing approximately 5.11% of the Fund's then outstanding Class B shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 38,391.512 Class C shares (representing approximately
11.90% of the Fund's then outstanding Class C shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
25,478.359 Class C shares (representing approximately 7.89% of the Fund's then outstanding Class C shares).

First Clearing LLC, Rosser Savings Trust, Bernard S Rosser TTEE, 259 Hammond
Pond Parkway 102 N, Chestnut Hill, MA 02467-1523, which owned 16,376.127
Class C shares (representing approximately 5.07% of the Fund's then outstanding Class C shares).

Oppenheimer Rochester Michigan Municipal Fund

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 736,114.387 Class A shares
(representing approximately 48.29% of the Fund's then outstanding Class A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 10,393.951 Class B shares (representing approximately
22.69% of the Fund's then outstanding Class B shares).

Oppenheimer & Co. Inc. FBO Yolande E. Durecki Trustee, Yolande E. Durecki REV
Living TR UA DTD 1-22-96, 14018 Basilisco Chase, Shelby Township, MI 48315,
which owned 6,656.143 Class B shares (representing approximately 14.53% of the Fund's then outstanding Class B shares).

Grace A Nelson TOD Suzanne K. Nelson, Subject to STA TOD Rules MI, 2013
Cooper Ave, Sagina, MI 48602-4829, which owned 6,158.649 Class B shares
(representing approximately 13.44% of the Fund's then outstanding Class B shares).

NFS LLC FEBO, Mikhail Zarkhin Phd., TOD Marina Zarkhin, 6201 Timberwood
North, West Bloomfield, MI 48322, which owned 3,525.636 Class B shares
(representing approximately 7.69% of the Fund's then outstanding Class B shares).

NFS LLC FEBO, John M. Phelps, Elizabeth Ann Phelps, TOD Debbie Jacobs, 30025
Vernon Drive, Southfield, MI 48076, which owned 3,008.090 Class C shares
(representing approximately 6.56% of the Fund's then outstanding Class C shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 2,812.429 Class B shares (representing approximately 6.13% of the Fund's then outstanding Class
B shares).

Raymond James & Associates, Inc., FBO Diebolt, 880 Carillon Parkway, St.
Petersburg, FL 33716, which owned 48,671.602 Class C shares (representing approximately 13.84% of the Fund's then outstanding Class C shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 44,275.627 Class C shares (representing approximately
12.59% of the Fund's then outstanding Class C shares).

Raymond James & Associates, Inc., FBO Diebolt P&J, 880 Carillon Parkway, St.
Petersburg, FL 33716, which owned 26,699.850 Class C shares (representing approximately 7.59% of the Fund's then outstanding Class C shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 23,192.079 Class C shares (representing approximately 6.59% of the Fund's then outstanding Class
C shares).

Oppenheimer Rochester Minnesota Municipal Fund

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 503,331.523 Class A shares
(representing approximately 61.31% of the Fund's then outstanding Class A shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
6,723.551 Class B shares (representing approximately 35.21% of the Fund's then outstanding Class B shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
3,712.633 Class B shares (representing approximately 19.44% of the Fund's then outstanding Class B shares).

Gary L Johns, 130 Rose Street, Mankato, MN 56001-1728, which owned 2,559.876
Class B shares (representing approximately 13.40% of the Fund's then outstanding Class B shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
2,549.162 Class B shares (representing approximately 13.35% of the Fund's then outstanding Class B shares).

American Enterprise Investment, FBO 699296511, P.O. Box 9446, Minneapolis, MN
55474, which owned 2,217.295 class B shares (representing approximately
11.61% of the Fund's the outstanding Class B shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 9,406.660 Class C shares (representing approximately 18.54% of the Fund's then outstanding
Class C shares).

Carole A. Sorensen, 2515 50th Avenue Southeast, Rochester, MN 55904-9002,
which owned 5,487.617 Class C shares (representing approximately 10.81% of the Fund's then outstanding Class C shares).

Russell & Mark Scholer, JT TEN WROS NOT TC, Multiple TOD Beneficiaries
Subject to STA TOD Rules, 6282 Kerry Lane Northeast, Fridley, MN 55432-5249,
which owned 5,226.104 Class C shares (representing approximately 10.30% of the Fund's then outstanding Class C shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
5,213.613 Class C shares (representing approximately 10.27% of the Fund's then outstanding Class C shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
4,489.500 Class C shares (representing approximately 8.84% of the Fund's then outstanding Class C shares).

Donna M. Ziegler, TOD-John & David Ziegler, Carol Hartwig & Sharon Riewer,
Subject to STA TOD Rules MN, 49311 425th Avenue, Frazee, MN 56544-9415, which owned 4,036.403 Class C shares (representing approximately 7.95% of the
Fund's then outstanding Class C shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
2,963.221 Class C shares (representing approximately 5.84% of the Fund's then outstanding Class C shares).

Michael D. Limberg & Judy A. Limberg, JT TEN WROS NOT TC, 209 McIntosh East,
La Crescent, MN 55947-1818, which owned 2,909.408 Class C shares
(representing approximately 5.73% of the Fund's then outstanding Class C shares).

Oppenheimer Rochester North Carolina Municipal Fund

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 925,282.592 Class A shares (representing approximately 52.03% of the Fund's then outstanding Class A shares).

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 250,000.000 Class A shares
(representing approximately 14.05% of the Fund's then outstanding Class A shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 115,662.912 Class A shares (representing approximately 6.5% of the Fund's then outstanding Class
A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 4,386.782 Class B shares (representing approximately
42.36% of the Fund's then outstanding Class B shares).

Robert E. Hack, 373 Broad Leaf Lane Southeast, Bolivia, NC 28422-8089, which owned 3,762.448 Class B shares (representing approximately 36.33% of the
Fund's then outstanding Class B shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 115,662.912 Class B shares (representing approximately 6.50% of the Fund's then outstanding Class
B shares).

Elizabeth A. Wahlstrom & David C. Wahlstrom, JT TEN WROS NOT TO, TOD-Subject
to STA TOD Rules NC, 1709 Falls River Avenue, Raleigh, NC 27614-7726, which owned 688.139 Class B shares (representing approximately 6.64% of the Fund's then outstanding Class B shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 148,221.398 Class C shares (representing approximately 30.70% of the Fund's then outstanding Class C shares).

RBC Dain Rauscher, Inc., FBO Pamela P. Sharpe Stephen B. Sharpe, JT TEN/WROS,
3715 Williams Dairy Road, Greensboro, NC 27406-7922, which owned 29,566.647
Class C shares (representing approximately 6.12% of the Fund's then outstanding Class C shares).

RBC Dain Rauscher, Inc., FBO Roslyn M. Crisp, 513 Meadowood Drive,
Burlington, NC 27215, which owned 29,040.652 Class C shares (representing approximately 6.01% of the Fund's then outstanding Class C shares).

RBC Dain Rauscher, Inc., FBO M. Jay Devaney, P.O. Box 3463, Greensboro, NC
27402, which owned 27,073.687 Class C shares (representing approximately
5.60% of the Fund's then outstanding Class C shares).

Oppenheimer Rochester Ohio Municipal Fund

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 1,410,103.793 Class A shares
(representing approximately 46.19% of the Fund's then outstanding Class A shares).

Edward D Jones & Co., Attn. Mutual Fund Shareholder Accounting, 201 Progress
Parkway, Maryland Heights, MO 63043-3009, which owned 165,712.075 Class A shares (representing approximately 5.42% of the Fund's then outstanding Class
A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 17,236.028 Class B shares (representing approximately
18.08% of the Fund's then outstanding Class B shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
7,572.579 Class B shares (representing approximately 7.94% of the Fund's then outstanding Class B shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
7,474.867 Class B shares (representing approximately 7.84% of the Fund's then outstanding Class B shares).

Michael S. Croce & Diane M. Croce, JT TEN WROS NOT TC, 11585 Fox Grove,
Strongsville, OH 44149-2875, which owned 7,358.916 Class B shares
(representing approximately 7.72% of the Fund's then outstanding Class B shares).

NFS LLC FEBO, Michael A. Jack, 610 Fixler Drive, Wadsworth, OH 44281, which owned 7,358.916 Class B shares (representing approximately 7.72% of the
Fund's then outstanding Class B shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 276,420.997 Class C shares (representing approximately 39.45% of the Fund's then outstanding Class C shares).

H&R Block Financial Advisors, The Dime Building, 719 Griswold Street Suite
1700, Detroit, MI 48226, which owned 35,423.037 Class C shares (representing approximately 5.05% of the Fund's then outstanding Class C shares).

Oppenheimer Rochester Virginia Municipal Fund

OppenheimerFunds, Inc., C/O Kristie Feinberg, Bldg 2, 6803 South Tucson Way,
Centennial, CO 80112-3924, which owned 635,447.669 Class A shares
(representing approximately 48.59% of the Fund's then outstanding Class A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 143,763.241 Class A shares (representing approximately 10.99% of the Fund's then outstanding Class A shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 13,253.195 Class B shares (representing approximately
42.64% of the Fund's then outstanding Class B shares).

E Trade Clearing LLC, 640-77727-11, P.O. Box 989030, West Sacramento, CA
95798-9030, which owned 6,152.933 Class B shares (representing approximately
19.79% of the Fund's then outstanding Class B shares).

Citigroup Global Markets, Inc., Attn. Cindy Tempesta, 7th Floor 333 West 34th
Street, New York, NY 10001-2483, which owned 47,538.749 Class C shares
(representing approximately 25.46% of the Fund's then outstanding Class C shares).

Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
32246-6484, which owned 30,551.765 Class C shares (representing approximately
16.36% of the Fund's then outstanding Class C shares).

Ameritrade Inc., FBO 8859160431, P.O. Box 2052, Jersey City, NJ 07303-9998,
which owned 16,216.914 Class C shares (representing approximately 8.68% of the Fund's then outstanding Class C shares).

Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998, which owned
9,861.531 Class C shares (representing approximately 5.28% of the Fund's then outstanding Class C shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Funds, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by a Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to each Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of each Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Portfolio Proxy Voting. Each Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which each Fund votes proxies relating to securities ("portfolio proxies") held by each Fund.
A Fund's primary consideration in voting portfolio proxies is the financial interests of that Fund and its shareholders. The Funds have retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with each Fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Funds and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.  Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     Each Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
      Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, each Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     Each Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     Each Fund opposes proposals to classify the board of directors or trustees.
o     Each Fund supports proposals to eliminate cumulative voting.
o     Each Fund opposes re-pricing of stock options without shareholder approval.
o     Each Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
      Each Fund analyzes stock option plans, paying particular attention to their dilutive effect. While each Fund generally supports management proposals, each Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Each Fund's Form N-PX filing is available (i) without charge, upon request, by calling a Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to each Fund under an investment advisory agreement between the Manager and each Fund. The Manager selects securities for each Fund's portfolio and handles its day-to-day business.
Each agreement requires the Manager, at its expense, to provide a Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each
Fund. Those responsibilities include the compilation and maintenance of records with respect to each Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of each Fund.

      Each Fund pays expenses not  expressly  assumed by the Manager under its advisory  agreement.  Each  investment  advisory  agreement  lists examples of expenses paid by a Fund. The major categories relate to interest,  taxes, fees to  Independent  Trustees,  legal and audit  expenses,  custodian and transfer agent  expenses,  share  issuance  costs,  certain  printing and  registration
costs,   brokerage   commissions,   and  non-recurring   expenses,   including
litigation  costs.  The  management  fees  paid by a Fund to the  Manager  are calculated at the rates described in the Prospectus,  which are applied to the assets of a Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative  proportion of a Fund's net assets represented by that class.  The  management  fee paid by each Fund to the  Manager  for its fiscal year ended March 31, 2007 is listed below.

--------------------------------------------------------------------------------

Fund                                                Management Fees Paid to
                                                     OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Rochester Arizona Municipal Fund                   $18,420

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer Rochester Maryland Municipal Fund                  $25,003

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer Rochester Massachusetts Municipal Fund             $42,634

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer Rochester Michigan Municipal Fund                  $53,586

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer Rochester Minnesota Municipal Fund                 $14,086

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer Rochester North Carolina Municipal
Fund                                                           $27,507

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer Rochester Ohio Municipal Fund                      $58,359

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer Rochester Virginia Municipal Fund                  $31,416

---------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss a Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to a Fund, the Manager may withdraw a Fund's right to use the name "Oppenheimer" as part of its name.

Portfolio Managers. Each Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael L.
Camarella  (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of each Fund's investments.

     Other Accounts Managed.  In addition to managing each Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry, Franz and
Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the
Portfolio Managers as of March 31, 2007.  No account has a performance-based advisory fee:

   -------------------------------------------------------------------------------
   Portfolio Manager RegisteredTotal      Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts
                      Managed  Managed(1)  Managed  Managed(1)  Managed Managed(2)
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Ronald  H.          10      33,107.5    None      None       None    None
    Fielding

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Daniel G.           10      33,107.5    None      None       None    None
    Loughran

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Scott S. Cottier    10      33,107.5    None      None       None    None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Troy E. Willis      10      33,107.5    None      None       None    None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Mark R. DeMitry     10      33,104.5    None      None       None    None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Marcus V. Franz     10      33,107.5    None      None       None    None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Michael L.          10      33,107.5    None      None       None    None
    Camarella

   -------------------------------------------------------------------------------
     1.  In millions.
     2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Funds.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, each Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between a
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by a Fund named in this SAI.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of a Fund named in this SAI, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including these Funds, fairly and equitably, and are designed to preclude the
Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Funds' Portfolio
Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Funds, or they may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Funds' Portfolio Managers
are employed and compensated by the Manager, not the Funds. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
March 31, 2007, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to each
Fund is the respective state's Lipper - Municipal Debt Funds category.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of each Fund's portfolio assets, although each Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between a Fund and other funds managed by the Portfolio
Managers.  The compensation structure of the other funds managed by the
Portfolio Managers is the same as the compensation structure of the Funds, described above.

      Ownership of Fund Shares.  As of March 31, 2007, none of the
Portfolio Managers beneficially owned any shares of the Funds.

Brokerage Policies of the Funds

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange for the portfolio transactions for each Fund. The investment advisory agreement contains provisions relating to the employment of broker-dealers to effect each Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers", as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of each
Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided.
The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of each Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for each Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to each Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for each Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.  The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by a Fund are in principal transactions at net prices (i.e., without commissions). Each Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.
Therefore, a Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis.  In that situation, a Fund would incur a brokerage commission.

      Other funds advised by the Manager have investments policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset size and other factors, including the funds' cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Funds' Board of Trustees has approved those procedures) that permit the Funds to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Funds, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect each Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of Fund shares when allocating each Fund's portfolio transactions, and
(2) a Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct a
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to a Fund and to one or more of the advisory accounts of the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in each Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Funds about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

-------------------------------------------------------------------------

  Fiscal Year Ended 03/31,     Total Brokerage Commissions Paid by the
                                                Funds

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2007                                  $0

-------------------------------------------------------------------------

  Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with each Fund, the Distributor acts as a Fund's principal underwriter in the continuous public offering of each Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Funds' most recent fiscal year is shown in the tables below.

---------------------------------------------------------------------------------

Fund                 Aggregate    Class A   Concessions Concessions Concessions
                                 Front-End  on Class A
                     Front-End     Sales      Shares    on Class B   on Class C
                     Sales        Charges    Advanced     Shares       Shares
                      Charges    Retained       by       Advanced   Advanced by  )
                     on Class       by      Distributor(    by      Distributor(2
                      A Shares  Distributor(1)          Distributor(2)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer           $37,750     $5,197      $1,900      $1,875       $6,814
Rochester Arizona
Municipal Fund

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer
Rochester Maryland
Municipal Fund        $77,425     $12,946       $0        $13,392     $13,783

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer
Rochester
Massachusetts
Municipal Fund        $137,378    $29,199     $10,275     $14,323     $13,809

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer
Rochester Michigan
Municipal Fund        $110,584    $22,305     $6,984      $16,631     $16,836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer
Rochester Minnesota
Municipal Fund        $39,666     $5,335       $206      $162,940       $806

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer
Rochester North
Carolina Municipal
Fund                  $77,165     $13,043       $0        $2,231      $30,546

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer
Rochester Ohio
Municipal Fund        $148,759    $33,995     $14,025     $18,467     $24,771

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Oppenheimer
Rochester Virginia
Municipal Fund        $61,377     $12,537     $1,400      $5,093       $7,385

---------------------------------------------------------------------------------

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------

          Fund                Class A           Class B           Class C
                            Contingent        Contingent        Contingent
                          Deferred Sales    Deferred Sales    Deferred Sales
                         Charges Retained  Charges Retained  Charges Retained
                          by Distributor    by Distributor    by Distributor

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester           $0                $0                $0
Arizona Municipal Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester           $0                $3                $0
Maryland Municipal Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester           $0               $397               $0
Massachusetts Municipal
Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester           $0                $4               $529
Michigan Municipal Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester           $0                $1                $0
Minnesota Municipal Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester
North Carolina
Municipal Fund                  $0                $1                $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester           $0                $8                $0
Ohio Municipal Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Oppenheimer Rochester           $0                $0                $20
Virginia Municipal Fund

-------------------------------------------------------------------------------

    Distribution and Service Plans. Each Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act. Under those plans each
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from a Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of a Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to a Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Funds' Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of each Fund automatically convert into Class A shares 72 months after purchase, each Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Funds shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Funds who are not "interested persons" of the Funds are committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from each Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about each Fund, assisting in establishing and maintaining accounts in each Fund, making each Fund's investment plans available and providing other services at the request of each Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual Class A shares net assets held in the accounts of the recipients or their customers.

      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the
Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

   -----------------------------------------------------------------

                Fund              Total Payments   Amount Retained
    (Fiscal Year Ended March 31,  under the Plan       by the
               2007)                               Distributor(1)

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester Arizona     $2,266(2)           $67
   Municipal Fund

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester             $3,183(3)           $34
   Maryland Municipal Fund

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester             $6,335(4)           $18
   Massachusetts Municipal Fund

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester             $4,550(5)           $2
   Michigan Municipal Fund

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester             $2,767(6)           $0
   Minnesota Municipal Fund

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester North       $4,645(7)          $146
   Carolina Municipal Fund

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester Ohio        $5,783(8)           $18
   Municipal Fund

   -----------------------------------------------------------------
   -----------------------------------------------------------------

   Oppenheimer Rochester             $2,638(9)           $40
   Virginia Municipal Fund

   -----------------------------------------------------------------

1.     Amounts were retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts.
2.    Includes $0 paid to an affiliate of the Distributor's parent company.
3.    Includes $5 paid to an affiliate of the Distributor's parent company.
4.    Includes $187 paid to an affiliate of the Distributor's parent company.
5.    Includes $347 paid to an affiliate of the Distributor's parent company.
6.    Includes $1 paid to an affiliate of the Distributor's parent company.
7.    Includes $74 paid to an affiliate of the Distributor's parent company.
8.    Includes $260 paid to an affiliate of the Distributor's parent company.
9.    Includes $36 paid to an affiliate of the Distributor's parent company.

      Any unreimbursed expenses the Distributor incurs with respect to Class
A shares for any fiscal year may not be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by each Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. Each Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      During a calendar year, the Distributor's actual expenses in selling
Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by a Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Funds in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of a
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by a Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

Oppenheimer Rochester Arizona Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan       $205           $205            $2,228             2.80%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan      $1,914         $1,438           $14,974            1.17%

---------------------------------------------------------------------------------

Oppenheimer Rochester Maryland Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan       $807           $710            $16,397            4.32%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan      $3,125         $2,953           $28,937            1.53%

---------------------------------------------------------------------------------

Oppenheimer Rochester Massachusetts Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan      $1,351         $1,324           $18,075            2.86%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan    $5,189(1)        $4,802           $37,860            1.40%

---------------------------------------------------------------------------------

1.  Includes $106 paid to an affiliate of the Distributor's parent company.

Oppenheimer Rochester Michigan Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan      $1,502         $1,590           $19,861            3.93%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan      $6,507         $6,860          $34,961_            1.51%

---------------------------------------------------------------------------------

Oppenheimer Rochester Minnesota Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan       $369           $364            $4,032             1.87%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan       $299           $182            $1,689             1.03%

---------------------------------------------------------------------------------

Oppenheimer Rochester North Carolina Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan     $221(1)          $178            $2,689             4.34%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan     $12,514        $11,372           $61,291            1.17%

---------------------------------------------------------------------------------

1.    Includes $1 paid to an affiliate of the Distributor's parent company.

Oppenheimer Rochester Ohio Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan      $3,234         $2,800           $21,892            2.34%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan      $5,991         $5,900           $54,078            1.39%

---------------------------------------------------------------------------------

Oppenheimer Rochester Virginia Municipal Fund

---------------------------------------------------------------------------------

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    03/31/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan       $270           $287            $6,148             4.11%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan      $2,775         $2,898           $15,351            1.22%

---------------------------------------------------------------------------------

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from each Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive reallowance of commissions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of each Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of each
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of a Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by each Fund, or by an investor buying or selling shares of a Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under each Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from each Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Funds -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of a Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by a Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by each Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Funds or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Funds or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Funds or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend a Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Funds' prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from a
Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Funds or other Oppenheimer funds, a financial intermediary's sales of shares of a Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for a Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for each
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

 1st Global Capital Co.                 Advantage Capital Corporation /
                                       FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

                                        Advantage Capital Corporation /
 1st Global Capital Co.                FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

                                      a-b                                  +1)(6) -1]

Performance of the Funds

Explanation  of  Performance  Terminology.  Each Fund uses a variety of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts below show each Fund's performance  as of each  Fund's  most  recent  fiscal  year end.  You can obtain current  performance  information  by  calling  the  Funds'  Transfer  Agent  at
1.800.225.5677  or  by  visiting  the   OppenheimerFunds   Internet  website  at
www.oppenheimerfunds.com.

     Each Fund's  illustrations of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by a Fund of its performance  data must include the average annual total returns for the advertised class of shares of that Fund.

     Use of standardized performance calculations enables an investor to compare a Fund's  performance  to the  performance  of other funds for the same periods.
However,  a  number  of  factors  should  be  considered  before  using a Fund's performance information as a basis for comparison with other investments:

o    Yields and total returns measure the performance of a hypothetical  account in a Fund over  various  periods  and do not show the  performance  of each shareholder's  account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o    A  Fund's  performance  returns  may not  reflect  the  effect  of taxes on dividends and capital gains distributions.

o    An investment in a Fund is not insured by the FDIC or any other  government agency.

o    The principal value of each Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.

o    When an investor's shares are redeemed, they may be worth more or less than their original cost.

o    Yields and total  returns  for any given past period  represent  historical performance  information  and are not,  and  should  not be  considered,  a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of each Fund are affected by market  conditions, the quality of each Fund's investments,  the maturity of those investments,  the types of  investments  each Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

|X|  Yields.  Each Fund uses a variety of  different  yields to  illustrate  its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o    Standardized Yield. The "standardized yield" (sometimes referred to just as
     "yield") is shown for a class of shares for a stated 30-day  period.  It is not based on actual  distributions  paid by a Fund to  shareholders  in the
     30-day period,  but is a  hypothetical  yield based upon the net investment income from each  Fund's  portfolio  investments  for that  period.  It may therefore  differ from the  "dividend  yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

            Standardized Yield = 2 [(
                                      cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

   The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of each Fund's classes of shares will differ for any 30-day period.

o     Dividend Yield. Each Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by each Fund's tax-equivalent yield. It adjusts each Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of a Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of each Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of each Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived  from a Fund with income from taxable  investments  at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. Each Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by a Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD l/n       Distributions)
 P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by a Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on Distributions
ATVDR l/n        and Redemptions)
 P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time a Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Oppenheimer Rochester Arizona Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     0.60%      5.61%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     0.16%      5.16%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     4.18%      5.18%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and C: 10/10/06

--------------------------------------------------------------

  Average Annual Total Returns for Class A Shares(1) (After
                        Sales Charge)
               For the Periods Ended 03/31/07

--------------------------------------------------------------
--------------------------------------------------------------

                                1-Year          5-Years
                                              (or life of
                                            class, if less)

--------------------------------------------------------------
--------------------------------------------------------------

After Taxes on Distributions     0.60%            N/A

--------------------------------------------------------------
--------------------------------------------------------------

After Taxes on                   1.05%            N/A
Distributions and
Redemption of Fund Shares

--------------------------------------------------------------

           1.  Inception of Class A: 10/10/06

Oppenheimer Rochester Maryland Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     -0.94%     4.00%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     -1.50%     3.50%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     2.47%      3.47%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and C: 10/10/06

-----------------------------------------------------------

Average Annual Total Returns for Class A Shares(1) (After
                      Sales Charge)
              For the Periods Ended 03/31/07

-----------------------------------------------------------
-----------------------------------------------------------

                                1-Year         5-Years
                                             (or life of
                                           class, if less)

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on Distributions    -0.94%           N/A

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on                   0.04%           N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------

           1.  Inception of Class A: 10/10/06

Oppenheimer Rochester Massachusetts Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     2.62%      7.73%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     2.13%      7.13%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     6.05%      7.05%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and C: 07/18/06

-----------------------------------------------------------

Average Annual Total Returns for Class A Shares(1) (After
                      Sales Charge)
              For the Periods Ended 03/31/07

-----------------------------------------------------------
-----------------------------------------------------------

                                1-Year         5-Years
                                             (or life of
                                           class, if less)

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on Distributions     2.61%           N/A

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on                   2.74%           N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------

           1.  Inception of Class A: 07/18/06

Oppenheimer Rochester Michigan Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     4.41%      9.62%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     4.03%      9.03%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     7.94%      8.94%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and C: 06/21/06

-----------------------------------------------------------

Average Annual Total Returns for Class A Shares(1) (After
                      Sales Charge)
              For the Periods Ended 03/31/07

-----------------------------------------------------------
-----------------------------------------------------------

                                1-Year         5-Years
                                             (or life of
                                           class, if less)

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on Distributions     4.41%           N/A

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on                   4.02%           N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------

           1.  Inception of Class A: 06/21/06

Oppenheimer Rochester Minnesota Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     -2.04%     2.85%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     -2.52%     2.48%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     1.47%      2.47%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and C: 11/07/06

-----------------------------------------------------------

Average Annual Total Returns for Class A Shares(1) (After
                      Sales Charge)
              For the Periods Ended 03/31/07

-----------------------------------------------------------
-----------------------------------------------------------

                                1-Year         5-Years
                                             (or life of
                                           class, if less)

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on Distributions    -2.04%           N/A

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on                  -0.82%           N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------

           1.  Inception of Class A: 11/07/06

Oppenheimer Rochester North Carolina Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     -1.44%     3.48%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     -1.87%     3.14%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     -1.98%     3.02%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and  C:      10/10/06

-----------------------------------------------------------

Average Annual Total Returns for Class A Shares(1) (After
                      Sales Charge)
              For the Periods Ended 03/31/07

-----------------------------------------------------------
-----------------------------------------------------------

                                1-Year         5-Years
                                             (or life of
                                           class, if less)

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on Distributions    -1.44%           N/A

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on                  -0.31%           N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------

           1.  Inception of Class A: 10/10/06

Oppenheimer Rochester Ohio Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     4.57%      9.78%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     4.13%      9.13%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     8.01%      9.01%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and C: 06/21/06

-----------------------------------------------------------

Average Annual Total Returns for Class A Shares(1) (After
                      Sales Charge)
              For the Periods Ended 03/31/07

-----------------------------------------------------------
-----------------------------------------------------------

                                1-Year         5-Years
                                             (or life of
                                           class, if less)

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on Distributions     4.57%           N/A

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on                   4.16%           N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------

           1.  Inception of Class A: 06/21/06

Oppenheimer Rochester Virginia Municipal Fund

-------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 03/31/07

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of    Cumulative Total
                Returns
              (10 Years or
           life-of-class, if
Shares(1)        less)                  Average Annual Total Returns

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                       1-Year                  5-Years
                                                        (or life of class, if
                                                                less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          After      Without      After      Without      After      Without
          Sales      Sales        Sales       Sales       Sales       Sales
            Charge    Charge     Charge      Charge      Charge      Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A     2.69%      7.81%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B     2.13%      7.13%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C     5.95%      6.95%       N/A         N/A         N/A         N/A

-------------------------------------------------------------------------------

1. Inception of Classes A, B and C: 07/18/06

-----------------------------------------------------------

Average Annual Total Returns for Class A Shares(1) (After
                      Sales Charge)
              For the Periods Ended 03/31/07

-----------------------------------------------------------
-----------------------------------------------------------

                                1-Year         5-Years
                                             (or life of
                                           class, if less)

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on Distributions     2.69%           N/A

-----------------------------------------------------------
-----------------------------------------------------------

After Taxes on                   2.76%           N/A
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------

           1.  Inception of Class A: 07/18/06

Other Performance Comparisons. Each Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
Each Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Funds may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time a Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in their specialized market sectors. Each Fund is ranked among its respective state's rating category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time each Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of each Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on each Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, a Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, each Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time each Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, a Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Funds. Appendix C contains more information about the special sales charge arrangements offered by the Funds, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

      When you purchase shares of a Fund, your ownership interest in the shares of that Fund will be recorded as a book entry on the records of that
Fund. Each Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day a Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by a Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Absolute Return Fund          Oppenheimer MidCap Fund
Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                Conservative Investor Fund
Oppenheimer Baring Japan Fund                Moderate Investor Fund
Oppenheimer Core Bond Fund                   Equity Investor Fund
Oppenheimer California Municipal Fund        Active AllocationFund

                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund     Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
                                          Oppenheimer Principal Protected Main

Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest Capital Value Fund,

Oppenheimer Convertible Securities Fund   Inc.

                                          Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund       Fund, Inc.

Oppenheimer Discovery Fund                Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal

Oppenheimer Emerging Technologies Fund    Fund

                                          Oppenheimer Rochester Maryland

Oppenheimer Enterprise Fund               Municipal Fund

                                          Oppenheimer Rochester Massachusetts

Oppenheimer Equity Fund, Inc.             Municipal Fund

                                          Oppenheimer Rochester Michigan

Oppenheimer Global Fund                   Municipal Fund

                                          Oppenheimer Rochester Minnesota
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Gold & Special Minerals Fund  Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer Growth Fund                   Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer International Bond Fund       Fund
Oppenheimer International Diversified     Oppenheimer Rochester Virginia
Fund                                      Municipal Fund
Oppenheimer International Growth Fund     Oppenheimer Select Value Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund   Oppenheimer Value Fund
Oppenheimer Main Street Fund              Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund  Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of a Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market
Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by a Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Funds and other Oppenheimer funds by OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

   1.    Out of the initial purchase (or subsequent purchases if necessary)
   made pursuant to a Letter, shares of a Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
   $50,000, the escrow shall be shares valued in the amount of $2,500
   (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

   2.    If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

   3.    If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the
   Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

   4.    By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

   6.    Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of a
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Funds
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. Each Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for a Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of a Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the
Distributor will do so. A Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

      |X|   Allocation of Expenses. Each Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of each
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of a Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of a Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which each Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.
..

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

         Each Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of a Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because each Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      ?  Securities Valuation. The Funds' Board of Trustees has established procedures for the valuation of each Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Funds' Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Funds' Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When a Fund writes an option, an amount equal to the premium received is included in that Fund's Statement of Assets and Liabilities as an asset.
An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining a Fund's gain on investments, if a call or put written by a Fund is exercised, the proceeds are increased by the premium received.
If a call or put written by a Fund expires, that Fund has a gain in the amount of the premium. If a Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Funds' custodian bank is not open for business on a day when a Fund would normally authorize the wire to be made, which is usually each Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which a Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal
Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of a Fund or any of the other Oppenheimer funds into which shares of the Funds are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. Each Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of a
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of each Fund may determine that it would be detrimental to the best interests of the remaining shareholders of that
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      Each Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of a Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method each Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per
Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Funds' Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is a Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of a Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Funds cannot guarantee receipt of a payment on the date requested.
Each Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by each Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      ?  Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of a Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds
Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in this SAI.

      ?  Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Funds nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of a
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of each Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of each Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Funds. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. Each Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or a
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Funds, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds that offer the exchange privilege. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester Minnesota
                                             Municipal Fund

   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal

                                             Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia

                                             Municipal Fund

   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Pennsylvania Municipal Fund   Rochester Fund Municipals
   Oppenheimer Principal Protected Main
   Street Fund II

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York            Oppenheimer Principal Protected Main
   Municipals                               Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester Arizona
                                            Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Rochester Maryland
                                            Municipal Fund

   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts

                                            Municipal Fund

   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan

                                            Municipal Fund

   Oppenheimer Gold & Special Minerals      Oppenheimer Rochester Minnesota
   Fund                                     Municipal Fund
   Oppenheimer Institutional Money Market   Oppenheimer Rochester National
   Fund                                     Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester North Carolina
   Municipal Fund                           Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Ohio Municipal

                                            Fund
   Oppenheimer New Jersey Municipal Fund    Oppenheimer Rochester Virginia
                                            Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

     o    Oppenheimer  Money Market Fund,  Inc.  only offers Class A and Class Y shares.

     o    Oppenheimer  Institutional  Money  Market Fund only offers Class E and
          Class L shares.

     o    Class B and Class C shares of Oppenheimer  Cash Reserves are generally available  only by  exchange  from the same  class of  shares of other
          Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o    Class M  shares  of  Oppenheimer  Convertible  Securities  Fund may be
          exchanged only for Class A shares of other Oppenheimer funds. They may not be  acquired  by  exchange  of  shares  of any  class of any other
          Oppenheimer  funds except Class A shares of  Oppenheimer  Money Market
          Fund, Inc. or Oppenheimer Cash Reserves  acquired by exchange of Class
          M shares.

     o    Class A shares  of  Oppenheimer  funds may be  exchanged  at net asset value  for  shares  of  certain  money  market  funds  offered  by the
          Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

     o    Shares  of  the  Fund  acquired  by   reinvestment   of  dividends  or
          distributions from any of the other Oppenheimer funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of the same  class of any of the other  Oppenheimer  funds into which you may exchange shares.

     o    Shares of  Oppenheimer  Principal  Protected  Main  Street Fund may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund  until  after  the  expiration  of  the  warranty  period
          (8/5/2010).

     o    Shares of Oppenheimer  Principal  Protected Main Street Fund II may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund II until  after the  expiration  of the  warranty  period
          (3/3/2011).

     o    Shares of Oppenheimer  Principal Protected Main Street Fund III may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund III until after the  expiration  of the  warranty  period
          (12/16/2011).

     o    Class A, Class B, Class C and Class N shares of Oppenheimer Developing
          Markets Fund may be acquired by exchange  only with a minimum  initial investment of $50,000.  An existing  shareholder of that fund may make additional exchanges into that fund with as little as $50.

     o    Shares of Oppenheimer International Small Company Fund may be acquired only by existing  shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.

     o    In most cases,  shares of Oppenheimer  Small- & Mid-Cap Value Fund may be acquired only by shareholders  who currently own shares of that
          Fund.

     Each Fund may amend,  suspend or terminate  the  exchange  privilege at any time.  Although  each Fund may impose these changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o    When Class A shares of any  Oppenheimer  fund (other than  Oppenheimer
          Rochester National Municipals and Rochester Fund Municipals)  acquired by  exchange  of  Class A shares  of any  Oppenheimer  fund  purchased subject to a Class A  contingent  deferred  sales  charge are redeemed within 18 months  measured from the beginning of the calendar month of the initial  purchase  of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o    When Class A shares of Oppenheimer  Rochester National  Municipals and
          Rochester  Fund  Municipals  acquired by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject  to a  Class  A  contingent deferred  sales charge are redeemed  within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o    If any Class A shares of another  Oppenheimer  fund that are exchanged for  Class A shares  of  Oppenheimer  Senior  Floating  Rate  Fund are subject to the Class A contingent  deferred  sales charge of the other
          Oppenheimer fund at the time of exchange,  the holding period for that
          Class A contingent  deferred sales charge will carry over to the Class
          A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in the exchange.  The Class A shares of Oppenheimer Senior Floating Rate Fund acquired  in  that  exchange  will  be  subject  to the  Class A Early
          Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

     o    When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
          Market  Fund,  Inc.  acquired  by  exchange  of Class A shares  of any
          Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales  charge are  redeemed  within the Class A holding  period of the fund from  which the shares  were  exchanged,  the Class A  contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o    Except with  respect to the Class B shares  described  in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial purchase of the exchanged Class B shares.

     o    With respect to Class B shares of Oppenheimer  Limited Term California
          Municipal Fund, Oppenheimer  Limited-Term Government Fund, Oppenheimer
          Limited Term Municipal Fund,  Limited Term New York Municipal Fund and
          Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales  charge is imposed on the  acquired  shares if they are redeemed within five years of the initial  purchase  of the  exchanged  Class B shares.

     o    With respect to Class B shares of Oppenheimer  Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the  Oppenheimer  Capital  Preservation  Fund,  the Class B contingent deferred  sales charge is imposed on the  acquired  shares if they are redeemed within five years of that initial purchase.

     o    With respect to Class C shares, the Class C contingent  deferred sales charge is imposed on Class C shares  acquired  by exchange if they are redeemed  within 12 months of the initial  purchase  of the  exchanged
          Class C shares.

     o    When Class B or Class C shares are redeemed to effect an exchange, the priorities  described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent  deferred sales charge will be  followed  in  determining  the order in which the  shares are exchanged.  Before exchanging  shares,  shareholders  should take into account how the  exchange  may affect any  contingent  deferred  sales charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  Each Fund  reserves the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the redemption  proceeds.  Each Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to a Fund, each Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan will be switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Funds,  the  Distributor,  and the  Transfer  Agent are  unable to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  Dividends will be payable on shares held of record at the time of the previous  determination  of net asset value,  or as otherwise described in "How to Buy Shares."  Daily  dividends will not be declared or paid on newly purchased  shares until such time as Federal Funds (funds credited to a member  bank's  account at the  Federal  Reserve  Bank) are  available  from the purchase  payment for such  shares.  Normally,  purchase  checks  received  from investors  are  converted  to Federal  Funds on the next  business  day.  Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (that is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     Each Fund's  practice of attempting to pay dividends on Class A shares at a constant  level  requires  the  Manager to monitor a Fund's  portfolio  and,  if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level  needed to meet the target.  Those  securities  must be within a  Fund's  investment  parameters,  however.  Each  Fund  expects  to pay dividends  at a  targeted  level  from  its  net  investment  income  and  other distributable income without any impact on the net asset values per share.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and each Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

     The amount of a  distribution  paid on a class of shares may vary from time to  time  depending  on  market  conditions,  the  composition  of  each  Fund's portfolio,  and  expenses  borne  by a Fund  or  borne  separately  by a  class.
Dividends are  calculated  in the same manner,  at the same time and on the same day for shares of each class.  However,  dividends on Class B and Class C shares are expected to be lower than  dividends  on Class A shares.  That is due to the effect of the  asset-based  sales  charge  on Class B and Class C shares.  Those dividends  will also differ in amount as a consequence  of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of a Fund's  distributions  is briefly  highlighted in the
Prospectus.   The  following  is  only  a  summary  of  certain  additional  tax considerations generally affecting a Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State  and local tax  treatment  of  exempt-interest dividends and potential  capital gain  distributions  from regulated  investment companies  may  differ  from the  treatment  under  the  Internal  Revenue  Code described  below.  Potential  purchasers  of  shares  of the  Funds are urged to
consult  their  tax  advisers   with   specific   reference  to  their  own  tax
circumstances as well as the consequences of federal,  state and local tax rules affecting an investment in the Funds.

Qualification  as a Regulated  Investment  Company.  Each Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended.  As a regulated  investment company, a Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

     If a Fund qualifies as a "regulated  investment company" under the Internal
Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other  distributions.  That qualification  enables a Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  Each Fund qualified as a regulated  investment  company in its last fiscal year and intends to qualify in future years,  but reserves the right not to qualify.  The Internal Revenue Code contains a number of complex tests to determine whether a Fund qualifies. One or more Funds might not meet those tests in a particular  year. If a Fund does not qualify,  the Fund will be treated for tax purposes as an ordinary  corporation  and will receive no tax  deduction for payments of dividends and other  distributions made to shareholders.  In such an instance,  all of the Fund's  distributions  from  earnings  and  profits to its shareholders  would be taxable as  ordinary  dividend  income  eligible  for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received  deduction for corporate shareholders.
However,  distributions of income derived from tax-exempt  municipal  securities would no longer qualify for treatment as exempt-interest dividends.

     To qualify as a regulated investment company,  each Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net tax-exempt  income for the taxable year.  Each
Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are  described  below.  Distributions  by a Fund made  during  the taxable year or, under specified circumstances, within 12 months after the close of the taxable year,  will be considered  distributions  of income and gains for
the  taxable  year  and  will  therefore   count  toward   satisfaction  of  the
above-mentioned requirement.

     Each Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other  disposition of stock or securities or foreign  currencies,  net income from qualified publicly-traded  partnerships (i.e., publicly-traded partnerships that are treated as  partnerships  for tax  purposes  and derive at least 90% of their income from certain passive sources) and certain other income.

     In addition to satisfying the requirements  described above, each Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment  company.  Under that test,  at the close of each quarter of a Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of such  issuer.  No more than 25% of the value of the Fund's  total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated  investment  companies),  of two or more issuers (other than regulated investment  companies) that the Fund controls and that are engaged in the same or similar trades or  businesses,  or of one or
more  qualified  publicly-traded  partnerships.   For  purposes  of  this  test,
obligations issued or guaranteed by certain agencies or instrumentalities of the
U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment  Companies.  Under the Internal Revenue Code,
by  December  31 each year,  each Fund must  distribute  98% of its  taxable net investment income earned from January 1 through December 31 of that year and 98%
of its capital  gain net income  realized  in the period from  November 1 of the prior year through  October 31 of the current  year. If it does not, a Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that each Fund will meet  these  requirements.  To meet  these  requirements  in certain circumstances a Fund might be required to liquidate portfolio investment to make sufficient  distributions  to avoid excise tax liability.  However,  the
Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for a Fund not to make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only  taxable  income of the Funds,  and  therefore,  may have little  effect because it is anticipated that most of the Funds' income will be tax-exempt.

Taxation of Fund  Distributions.  Distributions by a Fund will be treated in the manner described below regardless of whether the  distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Each Fund's distributions  will be treated as  dividends  to the extent paid from the Fund's
earnings  and  profits  (as  determined   under  the  Internal   Revenue  Code).
Distributions  in excess of a Fund's  earnings and profits will first reduce the adjusted  tax  basis of a  shareholder's  shares  and,  after  such tax basis is reduced to zero, will constitute  capital gain to the shareholder  (assuming the shares are held as a capital asset).  The Funds'  dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the  distributing  Fund, one of the other funds Fund or another fund will be treated as receiving a  distribution  in an amount equal to  the  fair  market  value  of  the  shares  received,  determined  as of  the reinvestment date.

     Exempt-Interest  Dividends.  Each Fund intends to satisfy the  requirements under the Internal Revenue Code during each fiscal year to pay  "exempt-interest dividends" to its  shareholders.  To qualify,  at the end of each quarter of its taxable year, at least 50% of the value of a Fund's total assets must consist of obligations  described  in  Section  103(a) of the  Internal  Revenue  Code,  as
amended. Dividends that are derived from net interest income earned by a Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the Fund to its  shareholders  within 60 days after the close of the  Fund's  taxable  year  will be  excludable  from  gross  income of shareholders  for federal  income tax purposes.  To the extent any Fund fails to qualify  to pay  exempt-interest  dividends  in any  given  taxable  year,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     Each Fund will allocate interest from tax-exempt  municipal  securities (as well as ordinary  income,  capital  gains,  and tax preference  items  discussed below) among its shares  according to a method that is based on the gross income allocable  to each  class of  shareholders  during  the  taxable  year (or under another  method,  if  prescribed  by the IRS and SEC).  The  percentage  of each distribution with respect to a taxable year of a Fund that is an exempt-interest dividend will be the same, even though that percentage may differ  substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year. This percentage normally will be designated after the close of the taxable year.

     Exempt-interest  dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued
to  purchase  or  carry  shares  of  a  regulated   investment   company  paying
exempt-interest  dividends,  such  as a  Fund,  will  not be  deductible  by the investor  for  federal  income  tax  purposes  to  the  extent  attributable  to exempt-interest  dividends.  Shareholders  receiving Social Security or railroad retirement benefits should be aware that exempt-interest  dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

     A portion of the exempt-interest  dividends paid by a Fund may give rise to liability under the federal  alternative minimum tax for individual or corporate shareholders.  Income on certain  private  activity bonds issued after August 7,
1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax  preference"  that must be included in income for purposes of the federal alternative  minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally  performed by governmental entities and that benefit non-governmental  entities. The amount of any  exempt-interest  dividends that is attributable to tax preference items for purposes of the alternative  minimum tax will be identified when tax information is distributed by each Fund.

     In addition,  corporate  taxpayers  are subject to the federal  alternative minimum  tax based in part on  certain  differences  between  taxable  income as adjusted  for other tax  preferences  and the  corporation's  "adjusted  current earnings," which more closely reflect a corporation's  economic income.  Because an exempt-interest  dividend paid by a Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by a Fund.

     Shareholders  are advised to consult  their tax  advisers  with  respect to their liability for federal  alternative  minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest  dividends paid to a shareholder  who would be treated as a  "substantial  user" or "related  person"
under  Section  147(a) of the  Internal  Revenue  Code with  respect to property financed with the proceeds of an issue of private activity bonds held by a Fund.

     Ordinary Interest Dividends. A shareholder receiving a dividend from income earned  by a Fund  from one or more of the  following  sources  must  treat  the dividend  as  ordinary  income in the  computation  of the  shareholder's  gross income, regardless of whether the dividend is reinvested:

     (1)certain taxable temporary  investments (such as certificates of deposit, repurchase  agreements,  commercial  paper and obligations of the U.S.
          government, its agencies and instrumentalities);

     (2)income from securities loans;

     (3)income or gains from options or futures;

     (4)any net short-term capital gain; and

     (5)any market discount accrual on tax-exempt bonds.

     Certain  dividend  income and  long-term  capital  gains are  eligible  for taxation  at a reduced  rate that  applies  to  non-corporate  shareholders  for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income  dividends  constituting  "qualified  dividend  income,"  when  paid by a regulated  investment company to non-corporate  shareholders,  may be taxable to such  shareholders  at long-term  capital gain rates.  However,  to the extent a
Fund's  distributions are derived from income on debt securities,  they will not be qualified dividend income.  Consequently,  a Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

     Capital  Gains.  Each Fund may either retain or distribute to  shareholders its net capital  gain for each  taxable  year.  Each Fund  currently  intends to distribute any such amounts. If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to  shareholders  as a long-term  capital gain, regardless of how long a shareholder  has held his or her shares or whether that gain was  recognized  by the Fund  before the  shareholder  acquired  his or her shares.  The tax rate on long-term  capital  gain  applicable  to  non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

     If a Fund elects to retain its net capital gain,  that Fund will be subject to tax on the  gain at the 35%  corporate  tax  rate,  and will  provide  to its shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid. In this case,  each  shareholder will be  required  to report a pro rata share of such gain on the  shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for the shareholder's  shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

     Backup withholding. Each Fund will be required in certain cases to withhold
28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,  (2) who is  subject  to  backup  withholding  for  failure  to report properly  the receipt of interest or dividend  income,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by a Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders  in  January  of each  year  with a copy  sent to the  IRS.  Backup withholding  is not an  additional  tax. Any amount  withheld  generally  may be allowed  as a refund or a credit  against a  shareholder's  federal  income  tax liability, provided the required information is timely provided to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his or her shares,  the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax basis in the shares
(including tax basis arising from  reinvestment of dividends).  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption
(including purchases through the reinvestment of dividends). In such a case, the basis of the shares  acquired will be adjusted to reflect the  disallowed  loss.
Losses  realized by a  shareholder  on the  redemption of Fund shares within six months of purchase  will be  disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of a Fund exercises an exchange privilege within 90 days of acquiring the shares of a Fund,  then the loss that the  shareholder  recognizes on the exchange will be reduced  (or the gain  increased)  to the  extent any sales  charge  paid on the exchanged  Fund shares reduces any charge the  shareholder  would have owed upon the  purchase  of the new  shares  in the  absence  of the  exchange  privilege.
Instead, such sales charge will be treated as an amount paid for the new shares.

     In general,  any gain or loss  arising from the  redemption  of shares of a
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a foreign person (including, but not limited to, a nonresident alien individual, a
foreign  trust,  a  foreign  estate,  a  foreign   corporation,   or  a  foreign
partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,  ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

     Ordinary  income  dividends  that are paid by a Fund  (and are  deemed  not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed  and signed IRS Form W-8BEN or  substitute  form.  The tax rate may be reduced if the foreign  person's  country of residence has a tax treaty with the
U.S.  allowing for a reduced tax rate on ordinary  income  dividends paid by the
Fund.  Any tax  withheld by a Fund is remitted by the Fund to the U.S.  Treasury and all  income  and  any tax  withheld  is  identified  in  reports  mailed  to shareholders in March of each year, with a copy sent to the IRS.

     If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S.  trade or business,  then the foreign  person may claim an exemption  from the U.S.  withholding  tax  described  above  provided  the Fund obtains a properly  completed  and signed IRS Form  W-8ECI or  substitute  form.
Exempt-interest  dividends as well as ordinary  income  dividends paid by a Fund would be  included in the  earnings  and  profits of a foreign  corporation  for purposes of the branch profits tax on dividend equivalent amounts.

     If a foreign person fails to provide a certification of foreign status, the
Fund will be required to withhold  U.S. tax at a rate of 28% on ordinary  income dividends,  capital gains distributions (including short-term and long-term) and
the  proceeds  of  the  redemption  of  shares  under  the  backup   withholding
provisions.  Any tax withheld (in this  situation)  by a Fund is remitted by the
Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to  shareholders  in January of each year with a copy sent to the
IRS.

     The tax consequences to foreign person entitled to claim the benefits of an applicable  tax treaty may be different  from those  described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in a Fund,  including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders of each Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that Fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Funds

The Distributor.  The Funds' shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Funds'
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Funds' Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Funds'
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank,  N.A. is the custodian of the Funds' assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Funds'
portfolio  securities  and handling the delivery of such  securities to and from the  Funds.  It is the  practice  of the Funds to deal with the  custodian  in a manner uninfluenced by any banking  relationship the custodian may have with the
Manager and its  affiliates.  The Funds' cash  balances  with the  custodian  in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent   Registered   Public  Accounting  Firm.  KPMG  LLP  serves  as  the
Independent  Registered  Public  Accounting  Firm for the Funds.  They audit the
Funds' financial statements and perform other related audit services.  They also act as an  independent  registered  public  accounting  firm for the Manager and certain  other  funds  advised  by the  Manager  and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ROCHESTER ARIZONA
MUNICIPAL FUND, OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND, OPPENHEIMER
ROCHESTER MASSACHUSETTS MUNICIPAL FUND, OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL
FUND, OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND, OPPENHEIMER ROCHESTER
NORTH CAROLINA MUNICIPAL FUND, OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND, AND
OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND:

We have audited the accompanying statements of assets and liabilities of
Oppenheimer Rochester Arizona Municipal Fund, Oppenheimer Rochester Maryland
Municipal Fund, Oppenheimer Rochester Massachusetts Municipal Fund, Oppenheimer
Rochester Michigan Municipal Fund, Oppenheimer Rochester Minnesota Municipal
Fund, Oppenheimer Rochester North Carolina Municipal Fund, Oppenheimer Rochester
Ohio Municipal Fund, and Oppenheimer Rochester Virginia Municipal Fund
(collectively "the Funds"), including the statements of investments, as of March
31, 2007, the related statements of operations, the statements of changes in net assets and the financial highlights of Oppenheimer Rochester Ohio Municipal Fund and Oppenheimer Rochester Michigan Municipal Fund for the period June 21, 2006
(commencement of operations) to March 31, 2007, the related statements of operations, the statements of changes in net assets and the financial highlights of Oppenheimer Rochester Massachusetts Municipal Fund and Oppenheimer Rochester
Virginia Municipal Fund for the period July 18, 2006 (commencement of operations) to March 31, 2007, the related statements of operations, the statements of changes in net assets and the financial highlights of Oppenheimer
Rochester North Carolina Municipal Fund, Oppenheimer Rochester Arizona Municipal
Fund and Oppenheimer Rochester Maryland Municipal Fund for the period October
10, 2006 (commencement of operations) to March 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights of Oppenheimer Rochester Minnesota Municipal Fund for the
period November 7, 2006 (commencement of operations) to March 31, 2007
(collectively "the commencements of operations"). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial positions of the
Funds as of March 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the period from the commencements of operations to March 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

KPMG LLP

Denver, Colorado
May 16, 2007

                 83 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--138.4%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA--98.4%
$      35,000   Apache County IDA (Tucson Electric Power Company)                          5.875%    03/01/2033     $        35,024
------------------------------------------------------------------------------------------------------------------------------------
       85,000   AZ Agricultural & Power District (Salt River) 1                            5.000     01/01/2020              86,594
------------------------------------------------------------------------------------------------------------------------------------
      250,000   AZ Game & Fish Department (Administration Building) 1                      5.000     07/01/2032             259,070
------------------------------------------------------------------------------------------------------------------------------------
      300,000   AZ Health Facilities Authority (American Baptist Estates) 1                7.750     11/15/2033             335,862
------------------------------------------------------------------------------------------------------------------------------------
      110,000   AZ Health Facilities Authority (FMC/SMC Obligated Group) 1                 5.250     10/01/2026             112,299
------------------------------------------------------------------------------------------------------------------------------------
       10,000   AZ Health Facilities Authority (Northern Arizona Healthcare)               5.000     10/01/2023              10,234
------------------------------------------------------------------------------------------------------------------------------------
       20,000   AZ Health Facilities Authority (Northern Arizona Healthcare) 1             5.250     10/01/2016              20,421
------------------------------------------------------------------------------------------------------------------------------------
      125,000   AZ Student Loan Acquisition Authority                                      5.750     05/01/2015             132,226
------------------------------------------------------------------------------------------------------------------------------------
       75,000   AZ Student Loan Acquisition Authority 1                                    5.900     05/01/2024              79,453
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Casa Grande IDA (Casa Grande Regional Medical Center)                      7.000     12/01/2017              21,832
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Centerra Community Facilities District 1                                   5.150     07/15/2031             302,070
------------------------------------------------------------------------------------------------------------------------------------
       10,052   Central AZ Irrigation & Drain District                                     6.000     06/01/2016              10,067
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cochise County IDA (Sierra Vista Community Hospital)                       6.750     12/01/2026              10,210
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cochise County Unified School District No. 21 (St. David) 1                5.000     07/01/2017              10,133
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Festival Ranch Community Facilities District 2                             5.000     07/01/2026             100,032
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Festival Ranch Community Facilities District 2                             5.000     07/01/2032              99,921
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Festival Ranch Community Facilities District 1                             5.300     07/15/2031             198,492
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Glendale IDA (Midwestern University)                                       5.375     05/15/2028               5,130
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Glendale IDA (Midwestern University)                                       6.000     05/15/2026             101,379
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Goodyear IDA Water & Sewer (Litchfield Park Service Company) 1             6.750     10/01/2031             244,348
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Hassayampa Community Facilities District (Hassayampa Village
                Community) 1                                                               7.750     07/01/2021             362,562
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Maricopa County Hospital (Sun Health Corp.)                                5.250     04/01/2019               5,109
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Maricopa County Hospital (Sun Health Corp.)                                6.125     04/01/2018              15,320
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Maricopa County IDA (Catholic Healthcare)                                  5.000     07/01/2016              50,973
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Maricopa County IDA (Catholic Healthcare) 1                                5.000     07/01/2021              91,274
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Maricopa County IDA (Catholic Healthcare) 1                                5.000     07/01/2021              61,021
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Maricopa County IDA (Chaparral City Water Company) 1                       5.400     12/01/2022              25,704
------------------------------------------------------------------------------------------------------------------------------------
      165,000   Maricopa County IDA (Citizens Utilities Company) 1                         6.200     05/01/2030             165,087
------------------------------------------------------------------------------------------------------------------------------------
      495,000   Maricopa County IDA (Sun King Apartments) 1                                6.750     05/01/2031             512,018
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Maricopa County IDA (Whispering Palms Apartments) 1                        5.900     07/01/2029              51,889
------------------------------------------------------------------------------------------------------------------------------------
      158,000   Maricopa County IDA Hospital (Mayo Clinic Scottsdale) 1                    5.250     11/15/2037             161,726
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Maricopa County Pollution Control Corp. (Public Service Company of
                New Mexico) 1                                                              5.750     11/01/2022             111,258
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Maricopa County Pollution Control Corp. (Public Service Company of
                New Mexico) 1                                                              6.300     12/01/2026              10,229
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Mesa IDA (Banner Health System) 1                                          5.000     01/01/2019              20,381
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.000     07/01/2025              64,689
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.000     07/01/2032              21,522
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.000     07/01/2032             132,288
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Mesa IDA (Mesa Student Hsg.) 1                                             6.250     07/01/2032              54,410
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Mohave County Elementary School District No. 15 Bullhead 1                 5.000     07/01/2010             126,049
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Navajo County IDA (Stone Container Corp.) 1                                7.400     04/01/2026              46,084

                 84 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      50,000   Parkway Community Facilities District No. 1 (Prescott Valley) 1            5.350%    07/15/2031     $        51,079
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Peoria GO 1                                                                5.250     07/01/2016              50,190
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Peoria Improvement District No. 8401                                       5.300     01/01/2011              40,129
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Phoenix & Pima County IDA (Single Family)                                  5.250     08/01/2038             524,410
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Phoenix Airport 1                                                          6.400     07/01/2012              15,028
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Phoenix Civic Improvement Corp.                                            5.250     07/01/2021              45,167
------------------------------------------------------------------------------------------------------------------------------------
      625,000   Phoenix Civic Improvement Corp. 1                                          5.375     07/01/2029             627,013
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Phoenix Civic Improvement Corp. (Courthouse)                               5.250     07/01/2024              25,993
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Phoenix Civic Improvement Corp. Airport                                    5.250     07/01/2022             250,740
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Phoenix Civic Improvement Corp. Airport, Series A 1                        5.000     07/01/2025              30,604
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Phoenix Civic Improvement Corp. Airport, Series B                          5.250     07/01/2022              20,874
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Phoenix Civic Improvement Corp. Airport, Series B 1                        5.250     07/01/2027             469,557
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Phoenix Civic Improvement Corp. Airport, Series B                          5.250     07/01/2032              52,137
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Phoenix GO                                                                 5.000     07/01/2011              25,275
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Phoenix GO 1                                                               5.000     07/01/2017              10,154
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Phoenix GO                                                                 5.000     07/01/2018              25,385
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Phoenix GO                                                                 5.000     07/01/2020              15,224
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Phoenix Hsg. Finance Corp.                                                 6.900     01/01/2023              20,266
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Phoenix IDA (Crossroads Apartments) 1                                      5.200     12/15/2021              40,634
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Phoenix IDA (Espiritu Community Devel. Corp.) 1                            6.250     07/01/2036             366,275
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Phoenix IDA (Gourmet Boutique West)                                        5.875     11/01/2037             996,440
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Phoenix IDA (Single Family Mtg.) 1                                         6.650     10/01/2029             133,497
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Phoenix IDA (Summit Apartments) 1                                          6.550     07/20/2037             246,062
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Phoenix IDA (Ventana Palms Apartments) 1                                   6.150     10/01/2029              53,884
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Phoenix Street & Highway                                                   6.000     07/01/2007               5,009
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Phoenix Street & Highway 1                                                 6.100     07/01/2011              40,077
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Pima County IDA (Arizona Charter School) 1                                 6.500     07/01/2023             183,631
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Pima County IDA (Charter Schools) 1                                        6.375     07/01/2031              11,400
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Pima County IDA (Charter Schools)                                          6.375     07/01/2031              16,237
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Pima County IDA (Christian Senior Living) 1                                5.050     01/01/2037             196,626
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Pima County IDA (Global Water Resources) 1                                 5.750     12/01/2032             150,759
------------------------------------------------------------------------------------------------------------------------------------
      140,000   Pima County IDA (Healthpartners of Southern Arizona) 1                     5.625     04/01/2014             142,985
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Pima County IDA (Horizon Community Learning Center)                        5.250     06/01/2035              85,019
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Pima County IDA (International Studies Academy) 1                          6.750     07/01/2031              72,392
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Pima County IDA (International Studies Academy) 1                          6.750     07/01/2031             112,761
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Pima County IDA (Single Family Mtg.)                                       5.786 3   11/01/2034               9,921
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Pima County IDA (Sonoran Science Academy) 1                                5.750     12/01/2037             124,720
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Pima County IDA (Tucson Country Day School)                                5.000     06/01/2037             150,644
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Pima County IDA (Tucson Medical Center)                                    5.000     04/01/2015              10,008
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Pima County Junior College District 1                                      7.000     07/01/2009              15,262
------------------------------------------------------------------------------------------------------------------------------------
        5,000   San Luis Civic Improvement Corp. (Excise Tax) 1                            5.000     07/01/2038               5,239

                 85 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$     200,000   San Luis Facility Devel. Corp. (Regional Detention Center)                 7.250%    05/01/2027     $       204,324
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Santa Cruz County Unified School District 1                                6.000     07/01/2009               5,029
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Scottsdale IDA Hospital (Scottsdale Memorial Hospitals) 1                  6.000     09/01/2012              51,454
------------------------------------------------------------------------------------------------------------------------------------
      275,000   Show Low IDA (Navapache Regional Medical Center) 1                         5.000     12/01/2030             286,468
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Tolleson IDA (Copper Cove)                                                 5.450     11/20/2032             130,184
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Tucson IDA (Joint Single Family Mtg.)                                      5.000     01/01/2039             100,337
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Tucson IDA (Joint Single Family Mtg.) 1                                    5.350     01/01/2038              79,684
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Tucson Improvement District Special Assessment (Civano Neighborhood
                Phase 1) 1                                                                 5.000     01/01/2015               5,040
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Tucson Water 1                                                             5.125     07/01/2020              30,102
------------------------------------------------------------------------------------------------------------------------------------
       15,000   University AZ Medical Center Corp. (University Medical Center) 1           5.000     07/01/2013              15,013
------------------------------------------------------------------------------------------------------------------------------------
       35,000   University AZ Medical Center Corp. (University Medical Center) 1           5.000     07/01/2021              35,026
------------------------------------------------------------------------------------------------------------------------------------
        5,000   University AZ Medical Center Corp. (University Medical Center)             5.000     07/01/2033               5,109
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Verrado Community Facilities District No. 1 1                              6.500     07/15/2027             243,070
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Via Linda Road Community Facilities District Scottsdale 1                  5.650     07/15/2018              10,312
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Vistancia Community Facilities District 1                                  6.750     07/15/2022             250,486
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Westpark Community Facilities District 1                                   5.250     07/15/2031             253,560
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Yuma County Jail District                                                  5.250     07/01/2012              50,061
                                                                                                                    ----------------
                                                                                                                         11,488,356

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--40.0%
       20,000   Guam Power Authority, Series A 1                                           5.250     10/01/2023              20,080
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2015              25,402
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             101,980
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             105,631
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000   Puerto Rico Children's Trust Fund (TASC)                                   6.342 3   05/15/2050           1,367,400
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046             182,462
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority, Series N 4                 4.107 5   07/01/2045           2,003,000
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2019              25,701
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                             5.500     07/01/2026              76,422
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026              90,833
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             100,062
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico 1                                                5.000     06/01/2026             262,263
------------------------------------------------------------------------------------------------------------------------------------
      200,000   V.I. Public Finance Authority, Series A                                    5.625     10/01/2025             205,548
                                                                                                                    ----------------
                                                                                                                          4,671,182

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $16,029,163)--138.4%                                                                   16,159,538
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(38.4)                                                                            (4,487,448)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    11,672,090
                                                                                                                    ================

                 86 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM)  ARIZONA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after
March 31, 2007. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

FMC       Flagstaff Medical Center
GO        General Obligation
IDA       Industrial Devel. Agency
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
ROLs      Residual Option Longs
SMC       Sedona Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Highways/Railways                                        $  2,225,539      13.8%
Tobacco Settlement Payments                                 1,473,031       9.1
Marine/Aviation Facilities                                  1,465,953       9.1
Special Tax                                                 1,298,757       8.0
Hospital/Health Care                                        1,203,285       7.4
Education                                                   1,123,079       7.0
Multifamily Housing                                         1,054,937       6.5
Manufacturing, Non-Durable Goods                              996,440       6.2
Single Family Housing                                         847,849       5.2
Higher Education                                              682,644       4.2
Special Assessment                                            607,684       3.8
Municipal Leases                                              584,615       3.6
Adult Living Facilities                                       532,488       3.3
General Obligation                                            392,216       2.4
Water Utilities                                               339,186       2.1
Electric Utilities                                            317,014       2.0
Sewer Utilities                                               244,348       1.5
Student Loans                                                 211,679       1.3
Sales Tax Revenue                                             210,557       1.3
Airlines                                                      190,895       1.2
Pollution Control                                             111,258       0.7
Paper, Containers & Packaging                                  46,084       0.3
                                                         -----------------------
Total                                                    $ 16,159,538     100.0%
                                                         =======================

..

                 87 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--145.3%
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--79.8%
$      25,000   Allegany County Industrial Devel. (Moran Manor Care Center) 1             12.450%    02/01/2027     $        29,390
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Anne Arundel County (Consolidated Water & Sewer) 1                         5.750     07/15/2010              10,017
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Anne Arundel County GO 1                                                   5.375     04/01/2011              40,053
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Anne Arundel County Solid Waste 1                                          5.200     09/01/2010              10,113
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Anne Arundel County Solid Waste 1                                          5.400     09/01/2013              20,226
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Anne Arundel County Solid Waste 1                                          5.500     09/01/2015              50,564
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Anne Arundel County Solid Waste 1                                          5.500     09/01/2016             101,123
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Anne Arundel County Solid Waste 1                                          5.750     07/15/2008              10,017
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Baltimore City Hsg. Corp. 1                                                7.750     10/01/2009              10,039
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Baltimore Convention Center 1                                              5.500     09/01/2014              20,878
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Baltimore Convention Center 1                                              5.875     09/01/2039              53,191
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Baltimore County Mtg. (Shelter Eldercare Foundation) 1                     7.000     11/01/2012              20,951
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Baltimore GO 1                                                             5.000     10/15/2015               5,115
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Baltimore Pollution Control (General Motors Corp.) 1                       5.350     04/01/2008             114,897
------------------------------------------------------------------------------------------------------------------------------------
      936,000   Baltimore Special Obligation (North Locust Point) 1                        5.500     09/01/2034             979,009
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Brunswick Special Obligation (Brunswick Crossing) 1                        5.500     07/01/2036             205,158
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Calvert County Economic Devel. (Asbury-Solomons) 1                         5.000     01/01/2027              41,190
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Frederick (Carrollton Apartments) 1                                        5.650     09/01/2013              35,444
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Frederick (Carrollton Apartments) 1                                        5.850     03/01/2028              10,264
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Frederick County Economic Devel. (YMCA of Frederick) 1                     6.000     10/01/2023             102,870
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Frederick County Educational Facilities (Mount St. Mary's College) 1       5.625     09/01/2038             214,886
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Frederick County Educational Facilities (Mount St. Mary's College) 1       5.800     09/01/2030              52,155
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Harford County GO 1                                                        5.000     03/01/2014              30,331
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Howard County Retirement Community (Vantage House Facility) 1,2            5.250     04/01/2037             358,204
------------------------------------------------------------------------------------------------------------------------------------
      450,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    4.800     09/01/2042             446,571
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    4.850     09/01/2047             248,323
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    5.125     05/01/2022              41,078
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MD Community Devel. Administration (Dept. of Hsg. & Community Devel.) 1    5.150     07/01/2028              61,001
------------------------------------------------------------------------------------------------------------------------------------
      155,000   MD Community Devel. People's Resource Center (Auburn Manor
                Apartments) 1                                                              5.300     10/01/2028             158,137
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MD Community Devel. People's Resource Center (Edgewater Village) 1         5.550     08/01/2014               5,226
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MD Community Devel. People's Resource Center (Infrastructure
                Financing) 1                                                               5.900     06/01/2026               5,058
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MD Community Devel. People's Resource Center (Residential) 1               5.000     09/01/2012             204,208
------------------------------------------------------------------------------------------------------------------------------------
       90,000   MD Community Devel. People's Resource Center (Residential) 1               5.150     03/01/2018              91,909
------------------------------------------------------------------------------------------------------------------------------------
      295,000   MD Community Devel. People's Resource Center (Residential) 1               5.250     09/01/2019             301,531
------------------------------------------------------------------------------------------------------------------------------------
      270,000   MD Community Devel. People's Resource Center (Residential) 1               5.250     09/01/2029             275,327
------------------------------------------------------------------------------------------------------------------------------------
      115,000   MD Community Devel. People's Resource Center (Residential) 1               5.300     09/01/2023             117,351
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MD Community Devel. People's Resource Center (Residential) 1               5.375     09/01/2022             256,055
------------------------------------------------------------------------------------------------------------------------------------
       90,000   MD Community Devel. People's Resource Center (Residential) 1               5.375     09/01/2024              92,097
------------------------------------------------------------------------------------------------------------------------------------
      280,000   MD Community Devel. People's Resource Center (Residential) 1               5.450     09/01/2032             287,476
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD Community Devel. People's Resource Center (Residential) 1               5.500     09/01/2022              30,962

                 88 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$     250,000   MD Community Devel. People's Resource Center (Waters Landing II
                Apartments) 1                                                              5.875%    08/01/2033     $       261,450
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD Community Devel. People's Resource Center, Series A 1                   5.050     07/01/2047              50,835
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD Community Devel. People's Resource Center, Series A 1                   5.100     07/01/2023              30,553
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MD Community Devel. People's Resource Center, Series A 1                   5.400     07/01/2022              10,321
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD Community Devel. People's Resource Center, Series A 1                   5.500     07/01/2030              30,582
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD Community Devel. People's Resource Center, Series A 1                   5.550     07/01/2031              25,810
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MD Community Devel. People's Resource Center, Series A 1                   5.950     07/01/2023              35,637
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MD Community Devel. People's Resource Center, Series A 1                   6.000     07/01/2039              71,563
------------------------------------------------------------------------------------------------------------------------------------
      175,000   MD Community Devel. People's Resource Center, Series B 1                   5.750     07/01/2039             177,968
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MD Community Devel. People's Resource Center, Series C 1                   5.650     07/01/2039              15,340
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MD Community Devel. People's Resource Center, Series C 1                   6.150     01/01/2021              10,367
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MD Community Devel. People's Resource Center, Series D 1                   6.250     07/01/2031             518,510
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MD EDC Student Hsg. (Bowie State University) 1                             5.375     06/01/2033             194,510
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD EDC Student Hsg. (Bowie State University) 1                             6.000     06/01/2023              51,433
------------------------------------------------------------------------------------------------------------------------------------
      650,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation) 1                         6.000     06/01/2030             674,629
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD Energy Financing Administration Solid Waste Disposal (Wheelabrator
                Water) 1                                                                   6.450     12/01/2016              25,541
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MD H&HEFA (Broadmead) 1                                                    5.500     07/01/2017              71,567
------------------------------------------------------------------------------------------------------------------------------------
      125,000   MD H&HEFA (Edenwald) 1                                                     5.200     01/01/2024             129,400
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Edenwald) 1                                                     5.400     01/01/2031              52,228
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MD H&HEFA (Edenwald) 1                                                     5.400     01/01/2037             208,212
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (HMH) 1                                                          5.500     01/01/2020              25,551
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (HMH/Fallston General Hospital Obligated Group) 1                5.125     01/01/2033              25,466
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MD H&HEFA (Johns Hopkins Hospital) 1                                       5.500     07/01/2026              30,613
------------------------------------------------------------------------------------------------------------------------------------
      115,000   MD H&HEFA (Johns Hopkins University) 1                                     5.625     07/01/2027             117,770
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MD H&HEFA (King Farm Presbyterian Community) 1                             5.300     01/01/2037             514,500
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MD H&HEFA (Loyola College) 1                                               5.000     10/01/2039               5,118
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (Medstar Health) 1                                               5.500     08/15/2033              26,642
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MD H&HEFA (Montgomery General Hospital) 1                                  5.000     07/01/2023             111,619
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MD H&HEFA (Montgomery General Hospital) 1                                  5.625     07/01/2018              45,065
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MD H&HEFA (Peninsula United Methodist Homes) 1                             5.750     10/01/2026              20,323
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Roland Park Place) 1                                            5.500     07/01/2014              50,102
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Roland Park Place) 1                                            5.625     07/01/2018              50,054
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group) 1                          5.250     07/01/2035             156,186
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Union Hospital of Cecil County) 1                               5.100     07/01/2022              50,847
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MD H&HEFA (University of Maryland Medical System) 1                        5.250     07/01/2034              25,903
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD H&HEFA (Washington Christian Academy) 1                                 5.250     07/01/2018              51,087
------------------------------------------------------------------------------------------------------------------------------------
      300,000   MD H&HEFA (Washington Christian Academy) 1                                 5.500     07/01/2038             308,988
------------------------------------------------------------------------------------------------------------------------------------
       75,000   MD Industrial Devel. Financing Authority (Bon Secours Health Systems) 1    5.500     08/15/2020              75,469
------------------------------------------------------------------------------------------------------------------------------------
      205,000   MD Industrial Devel. Financing Authority (Bon Secours Health Systems) 1    5.500     08/15/2024             206,199
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MD Industrial Devel. Financing Authority (Our Lady of Good Counsel) 1      6.000     05/01/2035              53,754
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.125     12/15/2008             150,171

                 89 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

    PRINCIPAL                                                                                                                VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$      10,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.300%    12/15/2010     $        10,013
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.375     12/15/2012              40,053
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MD Stadium Authority (Ocean City Convention Center) 1                      5.375     12/15/2013              20,027
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Montgomery County Hsg. Opportunities Commission (Avalon Knoll) 1           6.150     07/01/2026              55,931
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County Hsg. Opportunities Commission (MHP Landings Edge) 1      5.050     07/01/2028              50,831
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.) 1       6.050     07/01/2026              10,038
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series A 1                                                                 6.000     07/01/2020               5,021
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series B 1                                                                 5.000     07/01/2023              40,820
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series B 1                                                                 6.300     07/01/2016              25,385
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Montgomery County Hsg. Opportunities Commission (Multifamily Mtg.),
                Series C 1                                                                 7.150     07/01/2023              35,047
------------------------------------------------------------------------------------------------------------------------------------
      155,000   Montgomery County Hsg. Opportunities Commission (Single Family Mtg.) 1     6.191 3   07/01/2031              34,491
------------------------------------------------------------------------------------------------------------------------------------
      145,000   Montgomery County Hsg. Opportunities Commission (Single Family Mtg.),
                Series A 1                                                                 5.509 3   07/01/2028              44,815
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Prince Georges County Hsg. Authority (Langley Gardens Apartments) 1        5.750     08/20/2029              20,665
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Prince Georges County Hsg. Authority (Langley Gardens Apartments) 1        5.875     02/20/2039              72,330
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Prince Georges County IDA (Hyattsville District Court Facility) 1          5.900     07/01/2007              10,018
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Prince Georges County Local Government 1                                   6.050     08/01/2012              65,122
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Prince Georges County Special District (Victoria Falls) 1                  5.250     07/01/2035             254,713
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Prince Georges County Special Obligation (National Harbor) 1               5.200     07/01/2034              51,226
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Prince Georges County Special Obligation (Woodview Village) 1              5.000     07/01/2032             104,691
                                                                                                                    ----------------
                                                                                                                         10,847,515

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--65.5%
      230,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.375     05/15/2033             240,874
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039              36,772
------------------------------------------------------------------------------------------------------------------------------------
      270,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             285,204
------------------------------------------------------------------------------------------------------------------------------------
   30,000,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.342 3   05/15/2050           2,051,100
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO 1                                              5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Electric Power Authority, Series AA 1                          5.375     07/01/2027              20,374
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             516,230
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Puerto Rico Highway & Transportation Authority 1                           5.500     07/01/2036             204,349
------------------------------------------------------------------------------------------------------------------------------------
      260,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043             282,935
------------------------------------------------------------------------------------------------------------------------------------
      600,000   Puerto Rico Highway & Transportation Authority, Series M 1                 5.000     07/01/2046             625,584
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Highway & Transportation Authority, Series N 4                 4.107 5   07/01/2045           3,004,500
------------------------------------------------------------------------------------------------------------------------------------
      890,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025             908,379
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico ITEMECF (El Nuevo Dia) 1                                       6.150     12/01/2026              50,061
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026              50,463
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023              60,029
------------------------------------------------------------------------------------------------------------------------------------
      200,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2030             209,192
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2036             260,723
                                                                                                                    ----------------
                                                                                                                          8,911,167

                 90 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

                                                                                                                              VALUE
                                                                                                                         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $19,662,542)--145.3%                                                              $    19,758,682
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(45.3)                                                                            (6,162,787)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    13,595,895
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after
March 31, 2007. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
HFC       Housing Finance Corp.
HMH       Hartford Memorial Hospital
IDA       Industrial Devel. Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community
          Facilities
MHP       Mercy Health Plan
ROLs      Residual Option Longs
S&EPF     Sheppard & Enoch Pratt Foundation
SPHS      Sheppard Pratt Health System
SPI       Sheppard Pratt Investments
SPPP      Sheppard Pratt Physicians Pennsylvania
TASC      Tobacco Settlement Asset-Backed Bonds
YMCA      Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                           MARKET VALUE             PERCENT
------------------------------------------------------------------------------------------------------------------------------------
Highways/Railways                                                                                   $ 4,122,426                20.9%
Single Family Housing                                                                                 3,131,088                15.8
Tobacco Settlement Payments                                                                           2,613,950                13.2
Multifamily Housing                                                                                   1,797,142                 9.1
Higher Education                                                                                      1,780,416                 9.0
Adult Living Facilities                                                                               1,353,872                 6.9
Airlines                                                                                              1,018,871                 5.2
Special Assessment                                                                                      979,009                 5.0
Hospital/Health Care                                                                                    971,809                 4.9
Special Tax                                                                                             459,871                 2.3
Education                                                                                               413,829                 2.1
Hotels, Restaurants & Leisure                                                                           294,333                 1.5
General Obligation                                                                                      265,053                 1.3
Resource Recovery                                                                                       207,567                 1.0
Manufacturing, Durable Goods                                                                            164,958                 0.8
Not-for-Profit Organization                                                                             102,870                 0.5
Marine/Aviation Facilities                                                                               51,226                 0.3
Electric Utilities                                                                                       20,374                 0.1
Municipal Leases                                                                                         10,018                 0.1
                                                                                                    --------------------------------
Total                                                                                               $19,758,682               100.0%
                                                                                                    ================================

..

                 91 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--164.6%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--93.0%
$      10,000   Billerica GO 1                                                             5.500%    10/15/2016     $        10,115
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Boxford GO                                                                 5.650     06/15/2011             201,774
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Chicopee GO                                                                5.700     08/01/2012             101,153
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MA Convention Center Authority (Boston Common Parking Garage) 1            5.375     09/01/2013              35,045
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA Devel. Finance Agency (Boston Biomedical Research)                      5.650     02/01/2019              10,391
------------------------------------------------------------------------------------------------------------------------------------
      160,000   MA Devel. Finance Agency (Boston Biomedical Research) 1                    5.750     02/01/2029             165,979
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MA Devel. Finance Agency (Boston University) 1                             5.375     05/15/2039              56,219
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MA Devel. Finance Agency (Curry College) 1                                 5.000     03/01/2035             154,442
------------------------------------------------------------------------------------------------------------------------------------
      130,000   MA Devel. Finance Agency (Curry College) 1                                 5.000     03/01/2036             134,245
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MA Devel. Finance Agency (Emerson College) 1                               5.000     01/01/2023             264,315
------------------------------------------------------------------------------------------------------------------------------------
      240,000   MA Devel. Finance Agency (Evergreen Center) 1                              5.500     01/01/2035             246,761
------------------------------------------------------------------------------------------------------------------------------------
      240,000   MA Devel. Finance Agency (Loomis House/Loomis Communities Obligated
                Group) 1                                                                   5.750     07/01/2023             247,308
------------------------------------------------------------------------------------------------------------------------------------
      765,000   MA Devel. Finance Agency (Nichols College) 1                               6.000     10/01/2024             796,748
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MA Devel. Finance Agency (Ogden Haverhill) 1                               5.500     12/01/2019              25,917
------------------------------------------------------------------------------------------------------------------------------------
      320,000   MA Devel. Finance Agency (Pacific Rim Charter Public School) 1             5.125     06/01/2031             336,592
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Devel. Finance Agency (Pharmacy & Allied Health Sciences) 1             5.750     07/01/2033             107,440
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MA Devel. Finance Agency (Regis College) 1                                 5.250     10/01/2018              59,668
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA Devel. Finance Agency (The Wheeler School) 1                            6.250     12/01/2019              21,029
------------------------------------------------------------------------------------------------------------------------------------
      225,000   MA Devel. Finance Agency (VOA Ayer) 1                                      6.200     02/20/2046             255,254
------------------------------------------------------------------------------------------------------------------------------------
       85,000   MA Educational Financing Authority, Issue E 1                              5.550     07/01/2009              85,570
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Educational Financing Authority, Issue E 1                              5.850     07/01/2014              40,326
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MA Educational Financing Authority, Issue G                                6.000     12/01/2016             207,002
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Educational Financing Authority, Series C 1                             5.200     12/01/2016              15,035
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MA GO 1                                                                    5.250     11/01/2026             572,865
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MA H&EFA (Bentley College)                                                 5.125     07/01/2028              61,436
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA H&EFA (Beverly Hospital Corp.) 1                                        5.250     07/01/2023              40,038
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Boston College)                                                  5.250     06/01/2023              10,012
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA H&EFA (Boston Medical Center) 1                                         5.000     07/01/2029              20,439
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MA H&EFA (Burbank Hospital)                                                6.125     08/01/2013              55,150
------------------------------------------------------------------------------------------------------------------------------------
      260,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                          5.625     07/01/2020             268,575
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                          5.700     07/01/2015             103,574
------------------------------------------------------------------------------------------------------------------------------------
      480,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group) 1                          5.750     07/01/2028             497,659
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Covenant Health System/St. Joseph Hospital) 1                    6.000     07/01/2031              10,811
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Hallmark Heath System)                                           5.000     07/01/2021              10,199
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA H&EFA (Harvard Pilgrim Health Care)                                     5.000     07/01/2028               5,082
------------------------------------------------------------------------------------------------------------------------------------
      115,000   MA H&EFA (Holyoke Hospital) 1                                              6.500     07/01/2015             115,043
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MA H&EFA (Jordan Hospital) 1                                               5.250     10/01/2023             151,551
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MA H&EFA (Jordan Hospital) 1                                               5.375     10/01/2028              50,740
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA H&EFA (Learning Center for Deaf Children) 1                             6.125     07/01/2029             102,225

                 92 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$      25,000   MA H&EFA (Lowell General Hospital) 1                                       5.250%    06/01/2016     $        25,554
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (N.E. Health)                                                     5.200     08/01/2028              10,300
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA H&EFA (New England Medical Center) 1                                    5.100     07/01/2008              15,016
------------------------------------------------------------------------------------------------------------------------------------
      135,000   MA H&EFA (New England Medical Center) 1                                    5.375     07/01/2024             135,140
------------------------------------------------------------------------------------------------------------------------------------
       65,000   MA H&EFA (North Adams Regional Hospital) 1                                 6.750     07/01/2009              65,932
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Partners Healthcare System) 1                                    5.125     07/01/2019              10,289
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MA H&EFA (Partners Healthcare System) 1                                    5.375     07/01/2017             152,097
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MA H&EFA (Partners Healthcare System)                                      5.375     07/01/2024              45,603
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MA H&EFA (Saint Memorial Medical Center)                                   6.000     10/01/2023              70,075
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MA H&EFA (South Shore Hospital)                                            5.500     07/01/2013             200,256
------------------------------------------------------------------------------------------------------------------------------------
      495,000   MA H&EFA (South Shore Hospital)                                            5.500     07/01/2020             500,856
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center
                Obligated Group)                                                           5.000     07/01/2028              25,580
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group) 1                                 5.300     11/15/2028             204,310
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA HFA 1                                                                   5.050     12/01/2007              20,012
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA HFA 1                                                                   5.200     07/01/2018              10,208
------------------------------------------------------------------------------------------------------------------------------------
      175,000   MA HFA 1                                                                   5.550     07/01/2027             177,224
------------------------------------------------------------------------------------------------------------------------------------
      500,000   MA HFA (Single Family) 1                                                   5.000     12/01/2031             511,085
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA HFA (Single Family)                                                     5.300     12/01/2012              30,028
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA HFA, Series A 1                                                         5.375     06/01/2016              30,204
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA HFA, Series A 1                                                         5.500     07/01/2030               5,065
------------------------------------------------------------------------------------------------------------------------------------
      300,000   MA HFA, Series A                                                           5.550     07/01/2032             311,454
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA HFA, Series A 1                                                         5.800     07/01/2030             104,439
------------------------------------------------------------------------------------------------------------------------------------
       95,000   MA HFA, Series B 1                                                         5.400     12/01/2028              97,631
------------------------------------------------------------------------------------------------------------------------------------
       70,000   MA HFA, Series B                                                           5.550     07/01/2040              71,885
------------------------------------------------------------------------------------------------------------------------------------
       80,000   MA HFA, Series C                                                           5.450     07/01/2018              80,962
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA HFA, Series D 2                                                         4.850     06/01/2040           2,002,080
------------------------------------------------------------------------------------------------------------------------------------
      425,000   MA HFA, Series H 1                                                         5.000     12/01/2028             433,683
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MA HFA, Series H                                                           6.650     07/01/2041              63,932
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA HFA, Series P 1                                                         5.000     12/01/2023              10,231
------------------------------------------------------------------------------------------------------------------------------------
      105,000   MA Industrial Finance Agency (Arbors at Taunton) 1                         5.500     06/20/2040             109,428
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MA Industrial Finance Agency (Avon Associates)                             5.375     04/01/2020              20,092
------------------------------------------------------------------------------------------------------------------------------------
      120,000   MA Industrial Finance Agency (Babson College) 1                            5.250     10/01/2027             123,152
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Industrial Finance Agency (Babson College)                              5.375     10/01/2017              15,389
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Industrial Finance Agency (Cambridge Friends School) 1                  5.800     09/01/2028             102,056
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   MA Industrial Finance Agency (Concord Academy)                             5.500     09/01/2027           1,231,224
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Industrial Finance Agency (Deerfield Academy) 1                         5.000     10/01/2023              15,372
------------------------------------------------------------------------------------------------------------------------------------
      415,000   MA Industrial Finance Agency (General Motors Corp.) 1                      5.550     04/01/2009             416,033
------------------------------------------------------------------------------------------------------------------------------------
      400,000   MA Industrial Finance Agency (Massachusetts American Water Company)        6.900     12/01/2029             405,516
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MA Industrial Finance Agency (Nantucket Electric Company) 1                5.875     07/01/2017             102,143

                 93 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$      80,000   MA Industrial Finance Agency (Orchard Cove)                                6.450%    05/01/2011     $        81,749
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Industrial Finance Agency (Orchard Cove) 1                              6.550     05/01/2018              40,864
------------------------------------------------------------------------------------------------------------------------------------
      145,000   MA Industrial Finance Agency (St. John's High School) 1                    5.350     06/01/2028             148,271
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Industrial Finance Authority (Babson College)                           5.250     10/01/2027              40,916
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Municipal Wholesale Electric Company Water Supply System 1              5.000     07/01/2010              30,759
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Port Authority (Bosfuel Corp.)                                          5.500     07/01/2012              30,699
------------------------------------------------------------------------------------------------------------------------------------
      160,000   MA Port Authority (Bosfuel Corp.) 1                                        5.500     07/01/2018             163,754
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA Port Authority (Bosfuel Corp.)                                          5.625     07/01/2021              10,238
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MA Port Authority (Bosfuel Corp.) 1                                        5.625     07/01/2022              10,238
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MA Port Authority (Bosfuel Corp.) 1                                        5.625     07/01/2023              35,832
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Port Authority (Bosfuel Corp.) 1                                        5.625     07/01/2027              30,713
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MA Port Authority (Bosfuel Corp.)                                          5.750     07/01/2039              40,968
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MA Port Authority (Delta Air Lines) 1                                      5.000     01/01/2021              56,552
------------------------------------------------------------------------------------------------------------------------------------
    1,270,000   MA Port Authority (Delta Air Lines) 1                                      5.000     01/01/2027           1,300,366
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MA Port Authority (Delta Air Lines)                                        5.200     01/01/2020              31,232
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Port Authority (US Airways)                                             5.625     09/01/2011              15,324
------------------------------------------------------------------------------------------------------------------------------------
      290,000   MA Port Authority (US Airways) 1                                           5.875     09/01/2023             296,313
------------------------------------------------------------------------------------------------------------------------------------
      800,000   MA Port Authority, Series B 1                                              5.375     07/01/2027             809,432
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MA Port Authority, Series C                                                5.125     07/01/2020              15,198
------------------------------------------------------------------------------------------------------------------------------------
      220,000   MA Port Authority, Series E 1                                              5.000     07/01/2028             221,496
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MA Port Authority, Series E 1                                              5.000     07/01/2028              50,660
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MA Port Authority, Series E                                                5.000     07/01/2028             111,405
------------------------------------------------------------------------------------------------------------------------------------
      365,000   MA Turnpike Authority, Series A 1                                          5.000     01/01/2037             371,033
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MA Turnpike Authority, Series A 1                                          5.125     01/01/2023              56,150
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA Water Pollution Abatement Trust 1                                       5.125     08/01/2010               5,056
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MA Water Pollution Abatement Trust 1                                       5.375     08/01/2027               5,212
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Mansfield GO 1                                                             5.500     08/15/2010             203,338
------------------------------------------------------------------------------------------------------------------------------------
      300,000   New England Education Loan Marketing Corp. 1                               6.900     11/01/2009             315,723
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Quincy (Quincy Hospital) 1                                                 5.500     01/15/2013              50,064
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Taunton GO                                                                 5.000     02/01/2016             102,117
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Worcester GO                                                               5.700     08/01/2013             126,394
                                                                                                                    ----------------
                                                                                                                         18,423,329

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--71.6%
      110,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             112,178
------------------------------------------------------------------------------------------------------------------------------------
    1,550,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039           1,628,477
------------------------------------------------------------------------------------------------------------------------------------
      430,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             454,213
------------------------------------------------------------------------------------------------------------------------------------
   24,800,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.418 3   05/15/2050           1,695,576
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Puerto Rico Commonwealth GO                                                5.250     07/01/2032             428,572
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Puerto Rico Electric Power Authority, Series NN 1                          5.125     07/01/2029             209,116
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             464,607

                 94 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     100,000   Puerto Rico Highway & Transportation Authority, Series AA 1                5.000%    07/01/2035     $       103,159
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043              70,734
------------------------------------------------------------------------------------------------------------------------------------
      255,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040             277,335
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046             104,264
------------------------------------------------------------------------------------------------------------------------------------
    5,400,000   Puerto Rico Highway & Transportation Authority, Series N 4                 4.107 5   07/01/2045           5,408,100
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025             214,337
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Infrastructure                                                 5.000     07/01/2046             103,927
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                             5.500     07/01/2026              76,422
------------------------------------------------------------------------------------------------------------------------------------
    1,240,000   Puerto Rico Port Authority (American Airlines), Series A                   6.250     06/01/2026           1,251,470
------------------------------------------------------------------------------------------------------------------------------------
      425,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             425,264
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico, Series Q                                        5.000     06/01/2036           1,042,890
------------------------------------------------------------------------------------------------------------------------------------
       50,000   V.I. Public Finance Authority (Hovensa Refinery)                           6.125     07/01/2022              55,181
------------------------------------------------------------------------------------------------------------------------------------
       35,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1                           5.000     05/15/2021              35,544
                                                                                                                    ----------------
                                                                                                                         14,161,366

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $32,387,708)--164.6%                                                                   32,584,695
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(64.6)                                                                           (12,782,491)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    19,802,204
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after
March 31, 2007. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HFA       Housing Finance Authority
HFC       Housing Finance Corp.
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community
          Facilities
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
V.I.      United States Virgin Islands
VC        VinFen Corp
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System

                 95 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                           MARKET VALUE             PERCENT
------------------------------------------------------------------------------------------------------------------------------------
Highways/Railways                                                                               $     6,390,775                19.6%
Higher Education                                                                                      4,413,819                13.5
Tobacco Settlement Payments                                                                           3,813,810                11.7
Airlines                                                                                              3,590,858                11.0
Hospital/Health Care                                                                                  3,204,527                 9.8
Single Family Housing                                                                                 3,142,482                 9.6
General Obligation                                                                                    1,746,328                 5.4
Marine/Aviation Facilities                                                                            1,530,633                 4.7
Multifamily Housing                                                                                   1,282,248                 3.9
Education                                                                                               623,320                 1.9
Not-for-Profit Organization                                                                             525,356                 1.6
Water Utilities                                                                                         522,750                 1.6
Adult Living Facilities                                                                                 446,431                 1.4
Manufacturing, Durable Goods                                                                            416,033                 1.3
Student Loans                                                                                           347,933                 1.1
Electric Utilities                                                                                      342,018                 1.1
Special Tax                                                                                             103,927                 0.3
Pollution Control                                                                                        60,393                 0.2
Parking Fee Revenue                                                                                      55,137                 0.2
Resource Recovery                                                                                        25,917                 0.1
                                                                                                ------------------------------------
Total                                                                                           $    32,584,695               100.0%
                                                                                                ====================================

..

                 96 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--147.6%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--97.3%
$      15,000   Anchor Bay School District 1                                               5.000%    05/01/2030     $        15,663
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Barry County Building Authority (Medical Care Facility)                    6.000     07/01/2016              15,580
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Belleville GO 1                                                            5.400     11/01/2012              15,388
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Benton Harbor Charter COP                                                  8.000     05/01/2032              19,901
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Birch Run Township 1                                                       7.100     05/01/2009               5,014
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Brandon School District 1                                                  5.000     05/01/2026              85,919
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Byron Center Public Schools                                                5.000     05/01/2024              25,286
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Calhoun County (Water Supply System) 1                                     5.750     05/01/2019              15,323
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Center Academy COP 1                                                       7.500     10/01/2029              15,000
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Chelsea EDC (United Methodist Retirement Communities) 1                    5.400     11/15/2027             100,965
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Chippewa Valley Schools (School Building & Site) 1                         5.000     05/01/2026              10,502
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Clare County Sewer Disposal System 1                                       5.750     11/01/2019              20,624
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Clawson City School District 1                                             5.000     05/01/2024              80,916
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Coldwater Community Schools                                                5.125     05/01/2023              30,036
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Coldwater Community Schools                                                5.125     05/01/2023              20,020
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Concord Academy Boyne COP                                                  7.000     10/01/2019              34,616
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Concord Academy Petoskey COP 1                                             8.375     12/01/2030              69,141
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Dearborn EDC (Oakwood Obligated Group) 1                                   5.250     08/15/2014              45,049
------------------------------------------------------------------------------------------------------------------------------------
      120,000   Dearborn EDC (Oakwood Obligated Group)                                     5.250     08/15/2021             120,114
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Dearborn EDC (OHC/UC Obligated Group) 1                                    5.875     11/15/2025              65,749
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Detroit City School District 1                                             5.000     05/01/2028             155,931
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   Detroit GO 2                                                               5.000     04/01/2025           1,057,540
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Detroit GO 1                                                               5.500     04/01/2014              15,171
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Detroit Local Devel. Finance Authority 1                                   5.500     05/01/2021             197,053
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Detroit Local Devel. Finance Authority 1                                   5.500     05/01/2021              51,509
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Detroit Local Devel. Finance Authority (Chrysler Corp.)                    5.375     05/01/2018              40,623
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Detroit Local Devel. Finance Authority (Chrysler Corp.)                    5.375     05/01/2021              91,386
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Detroit Sewer Disposal System                                              4.191 3   07/01/2032             500,800
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Detroit Sewer Disposal System 2                                            4.191 3   07/01/2032           2,003,200
------------------------------------------------------------------------------------------------------------------------------------
      430,000   Detroit Water Supply System, Series A                                      5.000     07/01/2027             435,315
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Detroit Wayne County Stadium Authority                                     5.250     02/01/2027             153,149
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Devon Trace Hsg. Corp. 1                                                   7.375     08/01/2023              45,573
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Farmington Hills EDC (Botsford General Hospital) 1                         5.750     02/15/2025             175,256
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Ferris State University                                                    5.000     10/01/2028              80,802
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Flint Hospital Building Authority (Hurley Medical Center)                  5.250     07/01/2016              81,513
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Flint Hospital Building Authority (Hurley Medical Center) 1                5.375     07/01/2018             100,331
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Flint Hospital Building Authority (Hurley Medical Center) 1                5.375     07/01/2028              60,131
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Flint Hospital Building Authority (Hurley Medical Center) 1                5.375     07/01/2028             183,587
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Garden City Hospital Finance Authority (Garden City Hospital
                Osteopathic Group) 1                                                       5.750     09/01/2017              25,315

                 97 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     110,000   George Washington Carver Public School Academy COP 1                       8.000%    09/01/2017     $       113,974
------------------------------------------------------------------------------------------------------------------------------------
      450,000   George Washington Carver Public School Academy COP 1                       8.125     09/01/2030             465,188
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Grand Rapids & Kent County Joint Building Authority 1                      5.000     01/01/2012              15,014
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Grand Rapids Community College                                             5.000     05/01/2022              25,286
------------------------------------------------------------------------------------------------------------------------------------
      425,000   Grand Rapids Downtown Devel. Authority                                     6.600     06/01/2008             430,721
------------------------------------------------------------------------------------------------------------------------------------
      780,000   Grand Rapids Downtown Devel. Authority 1                                   6.875     06/01/2024             809,858
------------------------------------------------------------------------------------------------------------------------------------
      140,000   Gratiot County EDC (Michigan Masonic Home) 1                               5.000     11/15/2020             140,123
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Hamburg Township Wastewater Treatment Plant                                5.500     07/01/2016              10,175
------------------------------------------------------------------------------------------------------------------------------------
      255,000   Highland Park Building Authority                                           7.750     05/01/2018             289,626
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Hillsdale Hospital Finance Authority (Community Health Center)             5.250     05/15/2026              40,788
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Holt Public Schools 1                                                      5.125     05/01/2021              40,048
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Holt Public Schools 1                                                      5.250     05/01/2016              40,053
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Howell Public Schools (School Building & Site) 1                           5.000     05/01/2029               5,275
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Jackson County Hospital Finance Authority (W.A. Foote Memorial
                Hospital)                                                                  5.250     06/01/2017               5,110
------------------------------------------------------------------------------------------------------------------------------------
       30,000   John Tolfree Health System Corp. 1                                         5.850     09/15/2013              30,885
------------------------------------------------------------------------------------------------------------------------------------
      260,000   John Tolfree Health System Corp. 1                                         6.000     09/15/2023             266,955
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Kent County Airport Facility (Kent County International Airport) 1         5.000     01/01/2028              50,708
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Lincoln Park School District 1                                             5.000     05/01/2020              30,031
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Lincoln Park School District                                               5.000     05/01/2026              25,270
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Mackinac Island Sanitary Sewer Disposal & Water Supply System              5.000     03/01/2028             204,938
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Macomb County Hospital Finance Authority (Mt. Clemens General
                Hospital) 1                                                                5.875     11/15/2034              10,615
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Melvindale Water Supply & Sewer 1                                          5.700     06/01/2016              35,411
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Meridian EDC (Burcham Hills Retirement Center II)                          7.750     07/01/2019              51,081
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Higher Education Facilities Authority (Calvin College)                  5.350     06/01/2013              20,492
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Higher Education Facilities Authority (Calvin College)                  5.550     06/01/2017              15,379
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MI Higher Education Student Loan Authority 1                               5.000     03/01/2031             207,290
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MI Higher Education Student Loan Authority 1                               5.400     06/01/2018              56,219
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Higher Education Student Loan Authority 1                               5.750     06/01/2013              20,244
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (Central Michigan Community Hospital) 1      6.250     10/01/2027              10,201
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Hospital Finance Authority (Chelsea Community Hospital) 1               5.375     05/15/2019              15,254
------------------------------------------------------------------------------------------------------------------------------------
       60,000   MI Hospital Finance Authority (Crittenton Hospital Medical Center) 1       5.625     03/01/2027              64,141
------------------------------------------------------------------------------------------------------------------------------------
      350,000   MI Hospital Finance Authority (Detroit Medical Center Obligated Group)     5.250     08/15/2023             357,413
------------------------------------------------------------------------------------------------------------------------------------
      630,000   MI Hospital Finance Authority (Detroit Medical Group)                      5.250     08/15/2027             645,120
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MI Hospital Finance Authority (Henry Ford Health System) 1                 5.250     11/15/2046             158,474
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (Holland Community Hospital)                 5.600     01/01/2021              10,212
------------------------------------------------------------------------------------------------------------------------------------
      120,000   MI Hospital Finance Authority (McLaren Health Care Corp.) 1                5.000     06/01/2028             121,952
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Hospital Finance Authority (McLaren Health Care Corp.)                  5.000     06/01/2028              15,297
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MI Hospital Finance Authority (Mercy Health Services) 1                    5.250     08/15/2027               5,075
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority (Oakwood Obligated Group)                    5.000     08/15/2026              20,429
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1                  5.000     08/15/2031              10,180
------------------------------------------------------------------------------------------------------------------------------------
       55,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1                  5.125     08/15/2025              56,286

                 98 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      75,000   MI Hospital Finance Authority (Pontiac Osteopathic Hospital) 1             6.000%    02/01/2024     $        75,038
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood
                Manor Nursing Home) 1                                                      5.500     07/01/2015              20,073
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Hospital Finance Authority (Sinai-Grace Hospital) 1                     6.625     01/01/2016              10,106
------------------------------------------------------------------------------------------------------------------------------------
      125,000   MI Hospital Finance Authority (Sinai-Grace Hospital) 1                     6.700     01/01/2026             126,330
------------------------------------------------------------------------------------------------------------------------------------
       35,000   MI Hospital Finance Authority (St. John Health System)                     5.000     05/15/2028              35,753
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MI Hospital Finance Authority (St. John Medical Center) 1                  5.250     05/15/2026               5,077
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.) 1                   5.500     01/15/2018              45,041
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MI Hsg. Devel. Authority (Breton Village Green) 1                          5.625     10/15/2018              15,017
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Hsg. Devel. Authority (Charter Square) 1                                5.500     01/15/2021              50,042
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MI Hsg. Devel. Authority (Rental Hsg.) 1                                   6.100     10/01/2033             112,373
------------------------------------------------------------------------------------------------------------------------------------
      140,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.) 1                       7.911 4   04/01/2014              78,968
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MI Hsg. Devel. Authority, Series D 1                                       5.200     10/01/2042             257,725
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Job Devel. Authority Pollution Control (General Motors Corp.) 1         5.550     04/01/2009              50,050
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority 1                                              4.750     12/01/2009              10,009
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MI Municipal Bond Authority 1                                              5.000     11/01/2009               5,005
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority                                                5.375     11/01/2017              10,096
------------------------------------------------------------------------------------------------------------------------------------
      150,000   MI Municipal Bond Authority 1                                              5.500     11/01/2027             150,167
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority 1                                              5.650     05/01/2011              10,016
------------------------------------------------------------------------------------------------------------------------------------
       80,000   MI Municipal Bond Authority 1                                              6.000     12/01/2013              81,139
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MI Municipal Bond Authority 1                                              6.100     05/01/2011              10,018
------------------------------------------------------------------------------------------------------------------------------------
      165,000   MI Municipal Bond Authority 1                                              6.125     12/01/2018             167,492
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MI Municipal Bond Authority 1                                              7.250     11/01/2010              25,072
------------------------------------------------------------------------------------------------------------------------------------
      400,000   MI Public Educational Facilities Authority (Black River School) 1          5.800     09/01/2030             411,820
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MI Public Educational Facilities Authority (Old Redford Academy) 1         6.000     12/01/2035             210,394
------------------------------------------------------------------------------------------------------------------------------------
      565,000   MI Strategic Fund (Clark Retirement Community/Clark Retirement
                Community Foundation Obligated Group)                                      5.300     06/01/2024             585,419
------------------------------------------------------------------------------------------------------------------------------------
       25,000   MI Strategic Fund Limited Obligation (Clark Retirement Community/Clark
                Retirement Community Foundation Obligated Group)                           5.650     09/01/2029              26,361
------------------------------------------------------------------------------------------------------------------------------------
      180,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1            5.450     09/01/2029             188,156
------------------------------------------------------------------------------------------------------------------------------------
       45,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1            5.550     09/01/2029              47,255
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1            5.650     09/01/2029             210,886
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Strategic Fund Limited Obligation (Dow Chemical Company) 1              5.500     12/01/2028              53,540
------------------------------------------------------------------------------------------------------------------------------------
      105,000   MI Strategic Fund Limited Obligation (Ford Motor Company), Series A 1      6.550     10/01/2022             106,794
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Strategic Fund Limited Obligation (Imperial Holly Corp.)                6.250     11/01/2015              46,360
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MI Strategic Fund Pollution Control (General Motors Corp.)                 6.200     09/01/2020             101,140
------------------------------------------------------------------------------------------------------------------------------------
      740,000   MI Strategic Fund Pollution Control (General Motors Corp.) 1               7.000 3   04/01/2008             740,000
------------------------------------------------------------------------------------------------------------------------------------
      225,000   MI Strategic Fund Solid Waste (S.D. Warren & Company) 1                    7.375     01/15/2022             228,863
------------------------------------------------------------------------------------------------------------------------------------
       50,000   MI Trunk Line Dept. of Treasury                                            5.000     11/01/2026              51,252
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Monroe County Water Supply 1                                               5.000     05/01/2025              20,627
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Muskegon County Building Authority                                         5.500     07/01/2007              20,025

                 99 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      75,000   Northern MI University 1                                                   5.000%    12/01/2025     $        76,453
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Northern MI University 1                                                   5.125     12/01/2020              15,332
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Northview Public Schools District 1                                        5.000     05/01/2018              10,134
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Oakland County (John E. Olsen Drain District) 1                            5.900     05/01/2014              75,107
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Oxford Area Community School District 1                                    5.000     05/01/2031              10,559
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Oxford Water 1                                                             5.900     07/01/2017              25,347
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Pansophia Academy COP                                                      7.000     06/01/2029              10,002
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Plymouth Educational Center Charter School (Public School Academy) 1       5.375     11/01/2030              51,735
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Plymouth Educational Center Charter School (Public School Academy) 1       5.625     11/01/2035             183,673
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Pontiac Sewer Disposal 1                                                   5.750     01/01/2020             105,135
------------------------------------------------------------------------------------------------------------------------------------
      630,000   Pontiac Tax Increment Finance Authority 1                                  6.250     06/01/2022             674,617
------------------------------------------------------------------------------------------------------------------------------------
      205,000   Pontiac Tax Increment Finance Authority 1                                  6.375     06/01/2031             219,660
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Portage GO 1                                                               5.600     12/01/2014              25,200
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Reeths-Puffer Schools 1                                                    5.000     05/01/2025              15,017
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Reeths-Puffer Schools                                                      5.000     05/01/2027               5,305
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Reeths-Puffer Schools                                                      5.000     05/01/2027               5,305
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Saginaw County (Williamson Acres Drain) 1                                  5.000     06/01/2018              15,167
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Scio Township Building Authority 1                                         5.650     05/01/2017              25,275
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Shiawasse County (Spaulding Drain District) 1                              5.000     06/01/2016              15,034
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Southfield EDC (Lawrence Technological University)                         5.400     02/01/2018              15,262
------------------------------------------------------------------------------------------------------------------------------------
       15,000   St. Joseph School District 1                                               5.000     05/01/2026              15,530
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Troy GO                                                                    5.250     05/01/2011              75,469
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Washtenaw County (Northfield Township Wastewater System) 1                 5.250     05/01/2017              25,281
------------------------------------------------------------------------------------------------------------------------------------
      120,000   Wayland Union School District 1                                            5.125     05/01/2024             120,145
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County)           5.000     12/01/2019              25,574
------------------------------------------------------------------------------------------------------------------------------------
      395,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County) 1         5.000     12/01/2022             403,868
------------------------------------------------------------------------------------------------------------------------------------
      992,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County) 1         5.000     12/01/2028           1,010,818
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Wayne County Building Authority 1                                          5.250     06/01/2016              35,622
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Wayne State University 1                                                   5.650     11/15/2015              20,031
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Wayne State University 1                                                   5.650     11/15/2015             125,194
------------------------------------------------------------------------------------------------------------------------------------
        5,000   West Ottawa Public School District 1                                       5.600     05/01/2021               5,008
------------------------------------------------------------------------------------------------------------------------------------
       20,000   West Ottawa Public School District                                         5.600     05/01/2026              20,029
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Western MI University 1                                                    5.125     11/15/2022             110,846
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Wyandotte Electric                                                         5.375     10/01/2017             258,470
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Zeeland Public Schools 1                                                   5.250     05/01/2024              10,013
                                                                                                                    ----------------
                                                                                                                         19,452,498
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--50.3%
       30,000   Guam Government Waterworks Authority & Wastewater System                   6.000     07/01/2025              32,909
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             117,277
------------------------------------------------------------------------------------------------------------------------------------
      350,000   Puerto Rico Children's Trust Fund (TASC)                                   5.375     05/15/2033             366,548

                100 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     200,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500%    05/15/2039     $       210,126
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043              52,816
------------------------------------------------------------------------------------------------------------------------------------
   41,500,000   Puerto Rico Children's Trust Fund (TASC)                                   6.403 4   05/15/2050           2,837,355
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
      700,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             722,722
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Highway & Transportation Authority 1                           5.000     07/01/2028               5,169
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Puerto Rico Highway & Transportation Authority 1                           5.000     07/01/2036             219,300
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042             118,007
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042              61,829
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043              76,175
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040              87,007
------------------------------------------------------------------------------------------------------------------------------------
    1,100,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046           1,146,904
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority, Series N 2                 4.107 3   07/01/2045           2,003,000
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025              15,310
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Infrastructure 1                                               5.000     07/01/2041              25,948
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.375     02/01/2019              61,682
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.500     12/01/2031              21,087
------------------------------------------------------------------------------------------------------------------------------------
      135,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           6.500     07/01/2012             135,884
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico ITEMECF (Mennonite General Hospital)                           6.500     07/01/2026              25,059
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1              5.750     06/01/2029              73,069
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Puerto Rico Municipal Finance Agency, Series A 1                           5.250     08/01/2023             133,826
------------------------------------------------------------------------------------------------------------------------------------
      520,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026             524,810
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             195,121
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Puerto Rico Public Buildings Authority 1                                   5.000     07/01/2036             155,291
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Puerto Rico Public Buildings Authority, Series D 1                         5.125     07/01/2024              41,639
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico                                                  5.000     06/01/2026             262,263
------------------------------------------------------------------------------------------------------------------------------------
      200,000   University of Puerto Rico, Series Q                                        5.000     06/01/2036             208,568
                                                                                                                    ----------------
                                                                                                                         10,041,099

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $29,125,173)--147.6%                                                                   29,493,597
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(47.6)                                                                            (9,509,056)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    19,984,541
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

                101 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP      Certificates of Participation
EDC      Economic Devel. Corp.
GO       General Obligation
HFC      Housing Finance Corp.
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF  Industrial, Tourist, Educational, Medical and Environmental Community
         Facilities
OHC      Oakwood Hospital Corp.
OUH      Oakwood United Hospitals
ROLs     Residual Option Longs
TASC     Tobacco Settlement Asset-Backed Bonds
UC       United Care

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                  MARKET VALUE             PERCENT
-----------------------------------------------------------------------------------------------------------
Highways/Railways                                                         $  3,717,391                12.6%
Tobacco Settlement Payments                                                  3,466,845                11.8
Hospital/Health Care                                                         3,363,524                11.4
Sewer Utilities                                                              2,960,427                10.0
Special Tax                                                                  2,281,092                 7.7
General Obligation                                                           2,098,780                 7.1
Education                                                                    1,994,270                 6.8
Marine/Aviation Facilities                                                   1,510,993                 5.1
Higher Education                                                             1,058,677                 3.6
Manufacturing, Durable Goods                                                   997,984                 3.4
Municipal Leases                                                               745,874                 2.5
Adult Living Facilities                                                        737,465                 2.5
Airlines                                                                       735,241                 2.5
Electric Utilities                                                             731,128                 2.5
Single Family Housing                                                          722,722                 2.4
Water Utilities                                                                682,209                 2.3
Multifamily Housing                                                            559,698                 1.9
Student Loans                                                                  283,753                 1.0
Special Assessment                                                             260,283                 0.9
Paper, Containers & Packaging                                                  228,863                 0.8
Sales Tax Revenue                                                              211,437                 0.7
Manufacturing, Non-Durable Goods                                                99,900                 0.3
Not-for-Profit Organization                                                     45,041                 0.2
                                                                          ---------------------------------
Total                                                                     $ 29,493,597               100.0%
                                                                          =================================

..

                102 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--123.7%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--118.6%
$      50,000   Alexandria Health Care Facilities (Board of Social Ministry)               6.000%    07/01/2032     $        50,878
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Anoka County (Airport Improvement) 1                                       5.000     02/01/2033             414,932
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Apple Valley EDA (Evercare Senior Living)                                  6.000     12/01/2025              25,357
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Brainerd Health Care Facilities (Benedictine Health System)                6.000     02/15/2020              70,122
------------------------------------------------------------------------------------------------------------------------------------
      275,000   Carver County Hsg. & Redevel. Authority (Lake Grace) 1                     5.300     02/01/2012             275,355
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Coon Rapids Hsg. (Pine Point Apartments)                                   6.125     05/01/2032               5,115
------------------------------------------------------------------------------------------------------------------------------------
      400,000   Cottage Grove Senior Hsg. 1                                                6.000     12/01/2046             407,084
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Cuyuna Range Hospital District Health Facilities 1                         5.500     06/01/2035             259,943
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Douglas County Alexandria Hsg. & Redevel. Authority (Windmill Ponds)       5.000 2   07/01/2015               5,000
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Duluth EDA (Benedictine Health System)                                     5.250     02/15/2033              78,268
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Duluth EDA (Benedictine Health System/St. Mary's Duluth Clinic)            5.250     02/15/2028              10,463
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Eden Prairie Multifamily Hsg. (Parkway Apartments) 1                       5.700     08/20/2022              36,430
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Glencoe GO                                                                 5.500     12/01/2014               5,011
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Hastings Health Care Facility (Regina Medical Center) 1                    5.300     09/15/2028              50,635
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Hayfield GO 1                                                              5.000     02/01/2018              90,783
------------------------------------------------------------------------------------------------------------------------------------
      110,000   International Falls Pollution Control (Boise Cascade Corp.) 1              5.500     04/01/2023             112,589
------------------------------------------------------------------------------------------------------------------------------------
       75,000   International Falls Pollution Control (Boise Cascade Corp.) 1              5.650     12/01/2022              76,648
------------------------------------------------------------------------------------------------------------------------------------
       20,000   International Falls Solid Waste Disposal (Boise Cascade Corp.)             6.850     12/01/2029              21,406
------------------------------------------------------------------------------------------------------------------------------------
      230,000   Mahtomedi Multifamily (Briarcliff) 1                                       7.350     06/01/2036             234,963
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Maple Grove GO                                                             5.000     02/01/2019               5,052
------------------------------------------------------------------------------------------------------------------------------------
      230,000   McLeod County Commercial Devel. (Southwest Minnesota Foundation) 1         5.125     12/01/2031             234,336
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Metropolitan Council (Metropolitan Radio Board) 1                          5.500     02/01/2015             200,148
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Minneapolis & St. Paul Hsg. & Redevel. Authority (Healthspan Health
                System)                                                                    5.000     11/15/2013              35,245
------------------------------------------------------------------------------------------------------------------------------------
      199,150   Minneapolis & St. Paul Hsg. Finance Board (Single Family Mtg.) 1           5.000     12/01/2038             202,769
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Minneapolis & St. Paul Metropolitan Airports Commission 1                  5.000     01/01/2016               5,084
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Minneapolis & St. Paul Metropolitan Airports Commission                    5.000     01/01/2030               5,100
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Minneapolis & St. Paul Metropolitan Airports Commission 1                  5.250     01/01/2022              61,787
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Minneapolis & St. Paul Metropolitan Airports Commission (Northwest
                Airlines)                                                                  5.200     01/01/2024              25,536
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Minneapolis & St. Paul Metropolitan Airports Commission, Series A          5.000     01/01/2019               5,100
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Minneapolis & St. Paul Metropolitan Airports Commission, Series A          5.250     01/01/2014              10,190
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Minneapolis Community Devel. Agency 1                                      5.875     06/01/2019              15,733
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Minneapolis Community Devel. Agency (Riverside Homes of Minneapolis) 1     6.200     09/01/2029              26,083
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Minneapolis Multifamily (Riverside Plaza)                                  5.100     12/20/2018              10,109
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Minneapolis Multifamily (Riverside Plaza)                                  5.200     12/20/2030              50,462
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Minneapolis Tax Increment (St. Anthony Falls) 1                            5.750     02/01/2027             258,315
------------------------------------------------------------------------------------------------------------------------------------
      295,000   MN (Duluth Airport) 1                                                      6.250     08/01/2014             301,410
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MN Agricultural & Economic Devel. Board 1                                  7.250     08/01/2020             209,378
------------------------------------------------------------------------------------------------------------------------------------
       20,000   MN HEFA (College of St. Benedict) 1                                        5.350     03/01/2020              20,161

                103 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$       5,000   MN HEFA (Saint Olaf College) 1                                             5.250%    04/01/2029     $         5,025
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Rental Hsg.)                                                       5.875     08/01/2028              10,179
------------------------------------------------------------------------------------------------------------------------------------
      200,000   MN HFA (Residential Hsg.) 1                                                4.800     07/01/2038             200,090
------------------------------------------------------------------------------------------------------------------------------------
      250,000   MN HFA (Residential Hsg.) 1                                                5.100     07/01/2031             257,363
------------------------------------------------------------------------------------------------------------------------------------
       30,000   MN HFA (Single Family Mtg.) 1                                              5.150     07/01/2019              30,921
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Single Family Mtg.)                                                5.200     07/01/2013              10,208
------------------------------------------------------------------------------------------------------------------------------------
       40,000   MN HFA (Single Family Mtg.)                                                5.600     07/01/2022              40,762
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MN HFA (Single Family Mtg.) 1                                              5.650     07/01/2031              15,296
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Single Family Mtg.)                                                5.850     07/01/2011              10,072
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MN HFA (Single Family Mtg.)                                                5.875     01/01/2017              15,344
------------------------------------------------------------------------------------------------------------------------------------
       10,000   MN HFA (Single Family Mtg.) 1                                              5.900     07/01/2025              10,152
------------------------------------------------------------------------------------------------------------------------------------
       15,000   MN HFA (Single Family Mtg.) 1                                              6.100     07/01/2030              15,531
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MN HFA (Single Family Mtg.), Series D-2                                    5.950     01/01/2017               5,038
------------------------------------------------------------------------------------------------------------------------------------
      110,000   MN HFA, Series A-1                                                         5.100     08/01/2047             112,632
------------------------------------------------------------------------------------------------------------------------------------
        5,000   MN Hsg. Facilities (Madison Ave. Apartments)                               5.750     04/01/2019               4,777
------------------------------------------------------------------------------------------------------------------------------------
      100,000   MN Municipal Power Agency 1                                                5.000     10/01/2035             103,822
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Moorhead EDA (Eventide) 1                                                  5.150     06/01/2029             200,938
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Moorhead Public Utility 1                                                  5.100     11/01/2017              20,023
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Morris GO 1                                                                5.000     02/01/2019             170,978
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Northern Municipal Power Agency 1                                          5.300     01/01/2021              10,311
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Olivia GO                                                                  5.200     02/01/2011               5,004
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Olmstead County Health Care Facilities (Olmsted Medical Group) 1           5.450     07/01/2013             111,459
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Park Rapids Health Facilities (Mankato Lutheran Homes) 1                   5.600     08/01/2036             101,299
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Pine City Health Care & Hsg. (North Branch) 1                              6.125     10/20/2047             101,914
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Plymouth Health Facilities (HealthSpan Health System/
                North Memorial Medical Center) 1                                           6.250     06/01/2016              65,209
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Prior Lake Senior Hsg. (Shepherds Path Senior Hsg.) 1                      5.750     08/01/2041             127,595
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Redwood Falls (Redwood Area Hospital) 1                                    5.125     12/01/2036             101,825
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Rochester Health Care Facilities (Mayo Clinic)                             5.500     11/15/2027             133,565
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Sartell Health Care & Hsg. Facilities (The Foundation for Health Care
                Continuums) 1                                                              6.625     09/01/2029             208,098
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Scott Hsg. & Redevel. Authority (Justice Center) 1                         5.500     12/01/2015              55,657
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000   Seaway Port Authority of Duluth (Northstar Aerospace) 1                    5.200     04/01/2027           1,206,288
------------------------------------------------------------------------------------------------------------------------------------
       25,000   South Washington County Independent School District No. 833 COP 1          5.250     12/01/2014              25,025
------------------------------------------------------------------------------------------------------------------------------------
      250,000   St. Anthony Hsg. & Redevel. Authority (Silver Lake Village) 1              5.625     02/01/2031             256,718
------------------------------------------------------------------------------------------------------------------------------------
        5,000   St. Cloud Hospital Facilities (St. Cloud Hospital)                         5.000     07/01/2015               5,054
------------------------------------------------------------------------------------------------------------------------------------
        5,000   St. Paul Hsg. & Redevel. Authority Health Care Facility (Regions
                Hospital)                                                                  5.200     05/15/2013               5,103
------------------------------------------------------------------------------------------------------------------------------------
       25,000   St. Paul Hsg. & Redevel. Authority Health Care Facility (Regions
                Hospital) 1                                                                5.300     05/15/2028              25,421
------------------------------------------------------------------------------------------------------------------------------------
      100,000   St. Paul Port Authority (Great Northern) 1                                 6.000     03/01/2030             105,537
------------------------------------------------------------------------------------------------------------------------------------
      400,000   St. Paul, MN Hsg. & Redevel. Authority (Brigecreek Senior Place) 1         7.000     09/15/2037             400,088
------------------------------------------------------------------------------------------------------------------------------------
      360,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)              6.250     03/01/2029             386,881

                104 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$     150,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy) 1                   6.000%    09/01/2036     $       155,282
------------------------------------------------------------------------------------------------------------------------------------
      180,000   St. Paul, MN Hsg. & Redevel. Authority (St. Paul Academy & Summit
                School) 1                                                                  5.500     10/01/2024             185,785
------------------------------------------------------------------------------------------------------------------------------------
      200,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
                (GHP/RH/MAC Obligated Group) 1                                             5.250     05/15/2036             210,326
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Stillwater Multifamily (Orleans Homes)                                     5.500     02/01/2042             201,418
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Washington County Hsg. & Redevel. Authority (HealthEast) 1                 5.500     11/15/2027             133,218
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Washington County Hsg. & Redevel. Authority (HealthEast/HealthEast
                Bethesda Hospital Obligated Group)                                         5.375     11/15/2018               5,100
------------------------------------------------------------------------------------------------------------------------------------
      220,000   Washington County Hsg. & Redevel. Authority (Seasons Villas) 1             6.950     12/01/2023             224,853
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Worthington GO                                                             5.200     02/01/2015              35,042
                                                                                                                    ----------------
                                                                                                                          9,741,206
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--5.1%
      300,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039             315,189
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025              61,239
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.375     02/01/2019               5,140
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026              20,185
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023              15,005
                                                                                                                    ----------------
                                                                                                                            416,758

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $10,119,411)--123.7%                                                                   10,157,964
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(23.7)                                                                            (1,946,712)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $     8,211,252
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP      Certificates of Participation
EDA      Economic Devel. Authority
GHP      Group Health Plan
GO       General Obligation
HEFA     Higher Education Facilities Authority
HFA      Housing Finance Authority
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF  Industrial, Tourist, Educational, Medical and Environmental Community
         Facilities
MAC      Midwest Assurance Company
RH       Regions Hospital
TASC     Tobacco Settlement Asset-Backed Bonds

                105 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                  MARKET VALUE             PERCENT
-----------------------------------------------------------------------------------------------------------
Marine/Aviation Facilities                                                $  1,734,017                17.1%
Hospital/Health Care                                                         1,559,932                15.4
Special Assessment                                                           1,407,539                13.9
Single Family Housing                                                        1,004,331                 9.9
Adult Living Facilities                                                        964,187                 9.5
Multifamily Housing                                                            917,021                 9.0
General Obligation                                                             613,280                 6.0
Municipal Leases                                                               331,012                 3.3
Tobacco Settlement Payments                                                    315,189                 3.1
Not-for-Profit Organization                                                    234,336                 2.3
Manufacturing, Non-Durable Goods                                               225,111                 2.2
Pollution Control                                                              210,643                 2.1
Telephone Utilities                                                            200,148                 2.0
Education                                                                      180,307                 1.8
Electric Utilities                                                             134,156                 1.3
Airlines                                                                        96,429                 0.8
Higher Education                                                                30,326                 0.3
                                                                          ---------------------------------
Total                                                                     $ 10,157,964               100.0%
                                                                          =================================

..

                106 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--138.4%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--60.5%
$      50,000   Asheville COP                                                              5.125%    06/01/2018     $        50,609
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Asheville COP 1                                                            6.500     02/01/2008             130,263
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Asheville Hsg. Authority (Woodridge Apartments) 1                          5.750     11/20/2029             112,759
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Asheville Hsg. Authority (Woodridge Apartments) 1                          5.800     11/20/2039              10,185
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Buncombe County Center for Mental Retardation (Blue Ridge Area
                Foundation) 1                                                              7.750     11/01/2017              10,005
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Charlotte Douglas International Airport Special Facilities (US Airways) 1  7.750     02/01/2028             224,685
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Charlotte Hsg. (Double Oaks Apartments)                                    7.350     05/15/2026              50,693
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare
                System/CMC)                                                                5.000     01/15/2031              51,378
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Charlotte-Mecklenburg Hospital Authority Health Care System
                (CMC/CMHA/CMHC/CIR Obligated Group) 1                                      5.000     01/15/2017              91,661
------------------------------------------------------------------------------------------------------------------------------------
      865,000   Charlotte-Mecklenburg Hospital Authority Health Care System
                (CMC/CMHA/CMHC/CIR Obligated Group) 1                                      5.125     01/15/2022             880,561
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Columbus County IF&PCFA (International Paper Company)                      5.800     12/01/2016              30,856
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Columbus County IF&PCFA (International Paper Company)                      5.850     12/01/2020               5,142
------------------------------------------------------------------------------------------------------------------------------------
       90,000   Columbus County IF&PCFA (International Paper Company) 1                    6.150     04/01/2021              91,919
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Cumberland County Finance Corp. (Detention Center & Mental Health) 1       5.250     06/01/2024              36,279
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Fayetteville State University 1                                            8.200     10/01/2009              35,119
------------------------------------------------------------------------------------------------------------------------------------
      885,000   Gaston IF&PCFA (National Gypsum) 1                                         5.750     08/01/2035             933,401
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Halifax County Industrial Facilities & Pollution Control
                (Champion International Corp.) 1                                           5.450     11/01/2033              81,493
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Haywood County IF&PCFA (Champion International Corp.) 1                    6.850     05/01/2014              70,180
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Kinston Hsg. Authority (Kinston Towers) 1                                  6.750     12/01/2018             298,173
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Capital Facilities Finance Agency (Duke University)                     5.125     10/01/2041               5,228
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC Centennial Authority Hotel Tax (Arena)                                  5.125     09/01/2019              15,383
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Eastern Municipal Power Agency, Series A 1                              5.375     01/01/2024               5,105
------------------------------------------------------------------------------------------------------------------------------------
      195,000   NC Eastern Municipal Power Agency, Series A                                5.750     01/01/2026             204,261
------------------------------------------------------------------------------------------------------------------------------------
      275,000   NC Eastern Municipal Power Agency, Series B 1                              5.500     01/01/2017             275,363
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Eastern Municipal Power Agency, Series B 1                              5.500     01/01/2021              35,473
------------------------------------------------------------------------------------------------------------------------------------
      655,000   NC Eastern Municipal Power Agency, Series B 1                              5.500     01/01/2021             655,950
------------------------------------------------------------------------------------------------------------------------------------
      565,000   NC Eastern Municipal Power Agency, Series B                                5.500     01/01/2021             565,819
------------------------------------------------------------------------------------------------------------------------------------
       50,000   NC Educational Facilities Finance Agency (St. Augustine's College)         5.250     10/01/2018              51,715
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA 1                                                                   5.450     01/01/2011              20,506
------------------------------------------------------------------------------------------------------------------------------------
      100,000   NC HFA                                                                     5.625     07/01/2030             101,620
------------------------------------------------------------------------------------------------------------------------------------
      285,000   NC HFA                                                                     5.750     03/01/2017             290,201
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC HFA 1                                                                   6.000     01/01/2016              35,917
------------------------------------------------------------------------------------------------------------------------------------
      280,000   NC HFA                                                                     6.000     07/01/2016             286,440
------------------------------------------------------------------------------------------------------------------------------------
      400,000   NC HFA (Home Ownership) 2                                                  4.800     01/01/2039             399,648
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Home Ownership)                                                    5.200     07/01/2026              20,296
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC HFA (Home Ownership)                                                    5.250     07/01/2011              20,426
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Home Ownership)                                                    5.250     07/01/2020              15,278

                107 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$      25,000   NC HFA (Home Ownership)                                                    5.250%    01/01/2022     $        25,751
------------------------------------------------------------------------------------------------------------------------------------
       55,000   NC HFA (Home Ownership) 1                                                  5.950     01/01/2027              55,508
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Multifamily Hsg.) 1                                                5.450     09/01/2024              30,021
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA (Single Family Mtg.) 1                                              5.200     03/01/2010               5,079
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA (Single Family Mtg.)                                                5.600     09/01/2019               5,129
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family Mtg.) 1                                              5.700     09/01/2026              15,353
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Single Family Mtg.)                                                5.950     09/01/2017              30,462
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA (Single Family Mtg.)                                                6.250     09/01/2027              10,230
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC HFA (Single Family)                                                     5.350     09/01/2028              30,794
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA, Series F 1                                                         6.700     01/01/2027              10,015
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC HFA, Series H 1                                                         5.950     07/01/2021              25,196
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC HFA, Series JJ 1                                                        6.450     09/01/2027               5,135
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC HFA, Series Z 1                                                         6.600     09/01/2026              10,216
------------------------------------------------------------------------------------------------------------------------------------
      280,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)                   5.800     10/01/2034             303,013
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Carolina Medicorp)                             5.250     05/01/2026              10,010
------------------------------------------------------------------------------------------------------------------------------------
       95,000   NC Medical Care Commission (Catholic Health East) 1                        5.000     11/15/2018              97,571
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (Cypress Glen Retirement Community)             6.000     10/01/2033               5,298
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC Medical Care Commission (Deerfield Episcopal Retirement Community)      5.000     11/01/2023              15,545
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (First Health of the Carolinas)                 5.000     10/01/2028               5,092
------------------------------------------------------------------------------------------------------------------------------------
       50,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group)                   5.000     02/15/2019              50,799
------------------------------------------------------------------------------------------------------------------------------------
      350,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group) 1                 5.400     02/15/2011             357,053
------------------------------------------------------------------------------------------------------------------------------------
       60,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group) 1                 5.500     02/15/2019              61,522
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated
                Group)                                                                     5.500     10/01/2031              26,071
------------------------------------------------------------------------------------------------------------------------------------
      270,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated
                Group)                                                                     5.600     10/01/2036             283,176
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Grace Healthcare System)                       5.250     10/01/2016              10,111
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NC Medical Care Commission (Halifax Regional Medical Center)               5.000     08/15/2018             192,760
------------------------------------------------------------------------------------------------------------------------------------
      180,000   NC Medical Care Commission (Moravian Home)                                 5.100     10/01/2030             182,887
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (Novant Health)                                 5.000     10/01/2018              10,262
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Novant Health) 1                               5.000     10/01/2024              25,578
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (Novant Health)                                 5.125     05/01/2016              25,023
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (Novant Health) 1                               5.250     05/01/2021               5,006
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Medical Care Commission (Novant Health) 1                               5.250     05/01/2026              35,035
------------------------------------------------------------------------------------------------------------------------------------
      200,000   NC Medical Care Commission (Novant Health/FMH/PH Obligated Group)          5.000     11/01/2039             208,738
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission (Southminster)                                  6.125     10/01/2018              20,284
------------------------------------------------------------------------------------------------------------------------------------
       25,000   NC Medical Care Commission (St. Josephs)                                   5.125     10/01/2028              25,781
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission (St. Josephs)                                   5.125     10/01/2028              10,267
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NC Medical Care Commission (Stanley Health Services)                       6.250     10/01/2019               5,282
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Medical Care Commission (Stanley Total Living Center)                   5.375     10/01/2014              20,423
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Medical Care Commission (Stanley Total Living Center)                   5.375     10/01/2019              35,740
------------------------------------------------------------------------------------------------------------------------------------
       75,000   NC Medical Care Commission (The DePaul Group)                              6.125     01/01/2028              74,687

                108 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$       5,000   NC Medical Care Commission (The United Methodist Retirement Homes)         5.500%    10/01/2035     $         5,141
------------------------------------------------------------------------------------------------------------------------------------
       30,000   NC Medical Care Commission (Wake County Hospital System)                   5.375     10/01/2026              30,796
------------------------------------------------------------------------------------------------------------------------------------
       70,000   NC Medical Care Commission (Wake County Hospital) 1                        5.250     10/01/2017              71,853
------------------------------------------------------------------------------------------------------------------------------------
      135,000   NC Medical Care Commission (Well-Spring Retirement Community)              5.375     01/01/2020             136,415
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NC Medical Care Commission (Well-Spring Retirement Community)              6.250     01/01/2027              35,021
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NC Medical Care Commission Health Care Facilities (Wilson Memorial
                Hospital)                                                                  5.250     11/01/2020              15,121
------------------------------------------------------------------------------------------------------------------------------------
       10,000   NC Medical Care Commission Hospital (Almance Health System) 1              5.500     08/15/2013              10,013
------------------------------------------------------------------------------------------------------------------------------------
       75,000   NC Medical Care Commission Hospital (Almance Health System) 1              5.500     08/15/2024              75,092
------------------------------------------------------------------------------------------------------------------------------------
       40,000   NC Medical Care Commission Retirement Facilities (Givens Estates)          4.375     07/01/2009              39,845
------------------------------------------------------------------------------------------------------------------------------------
      470,000   NC Medical Care Commission Retirement Facilities (Village at Brookwood)    5.500 3   01/01/2032             470,028
------------------------------------------------------------------------------------------------------------------------------------
       20,000   NC Municipal Power Agency                                                  5.000     01/01/2020              20,572
------------------------------------------------------------------------------------------------------------------------------------
       80,000   NC Municipal Power Agency                                                  5.125     01/01/2015              81,675
------------------------------------------------------------------------------------------------------------------------------------
      135,000   NC Municipal Power Agency 1                                                5.125     01/01/2017             137,843
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Northampton County IF&PCFA (Champion International Corp.) 1                6.450     11/01/2029              52,742
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Raleigh GO                                                                 5.500     06/01/2009              40,660
                                                                                                                    ----------------
                                                                                                                          9,784,710
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--77.9%
      100,000   Guam Education Financing Foundation COP 1                                  5.000     10/01/2023             105,493
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Guam Power Authority, Series A 1                                           5.250     10/01/2023              60,239
------------------------------------------------------------------------------------------------------------------------------------
    1,135,000   Puerto Rico Children's Trust Fund (TASC)                                   5.375     05/15/2033           1,188,663
------------------------------------------------------------------------------------------------------------------------------------
      965,000   Puerto Rico Children's Trust Fund (TASC)                                   5.500     05/15/2039           1,013,858
------------------------------------------------------------------------------------------------------------------------------------
      870,000   Puerto Rico Children's Trust Fund (TASC)                                   5.625     05/15/2043             918,990
------------------------------------------------------------------------------------------------------------------------------------
   16,000,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.342 4   05/15/2050           1,093,920
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO 1                                              0.000 5   07/01/2028              95,781
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Puerto Rico Commonwealth GO 1                                              5.000     07/01/2035             260,995
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Puerto Rico Commonwealth GO                                                5.125     07/01/2031              72,067
------------------------------------------------------------------------------------------------------------------------------------
      345,000   Puerto Rico Commonwealth GO 1                                              5.250     07/01/2032             369,643
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Electric Power Authority                                       5.250     07/01/2029              10,525
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Puerto Rico Electric Power Authority, Series AA 1                          5.375     07/01/2027              61,122
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico HFC                                                            5.100     12/01/2018              10,084
------------------------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico HFC, Series B 1                                                5.300     12/01/2028             464,607
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Highway & Transportation Authority 1                           5.000     07/01/2022              25,451
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority 1                           5.500     07/01/2036              90,822
------------------------------------------------------------------------------------------------------------------------------------
      230,000   Puerto Rico Highway & Transportation Authority, Series J 1                 5.125     07/01/2043             250,288
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040              87,007
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Puerto Rico Highway & Transportation Authority, Series M 1                 5.000     07/01/2046             312,792
------------------------------------------------------------------------------------------------------------------------------------
    3,200,000   Puerto Rico Highway & Transportation Authority, Series N 6                 4.107 3   07/01/2045           3,204,800
------------------------------------------------------------------------------------------------------------------------------------
      335,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025             341,918
------------------------------------------------------------------------------------------------------------------------------------
      650,000   Puerto Rico Infrastructure 1                                               5.000     07/01/2046             675,526
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico ITEMECF (Ana G. Mendez University)                             5.375     02/01/2029              81,889

                109 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     380,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250%    06/01/2026     $       383,515
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             115,071
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Port Authority, Series D 1                                     7.000     07/01/2014              10,023
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Puerto Rico Public Buildings Authority                                     5.250     07/01/2033              37,129
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Puerto Rico Public Buildings Authority, Series B                           5.000     07/01/2012              76,370
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Public Finance Corp., Series A 1                               5.750     08/01/2027              10,723
------------------------------------------------------------------------------------------------------------------------------------
      200,000   University of Puerto Rico                                                  5.000     06/01/2025             209,964
------------------------------------------------------------------------------------------------------------------------------------
      300,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2030             313,788
------------------------------------------------------------------------------------------------------------------------------------
      325,000   University of Puerto Rico, Series Q 1                                      5.000     06/01/2036             338,939
------------------------------------------------------------------------------------------------------------------------------------
      300,000   V.I. Public Finance Authority, Series A                                    5.625     10/01/2025             308,334
                                                                                                                    ----------------
                                                                                                                         12,600,336

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $22,337,679)--138.4%                                                                   22,385,046
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(38.4)                                                                            (6,216,447)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    16,168,599
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after
March 31, 2007. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC        Assoc. of Retarded Citizens
CIR        Charlotte Institute of Rehabilitation
CMC        Carolinas Medical Center
CMHA       Charlotte-Mecklenburg Hospital Authority
CMHC       Center for Mental Health-Charlotte
COP        Certificates of Participation
FMH        Forsyth Memorial Hospital
GHC        Gaston Health Care
GHS        Gaston Health Services
GMH        Gaston Memorial Hospital
GO         General Obligation
HFA        Housing Finance Authority
HFC        Housing Finance Corp.
IF&PCFA    Industrial Facilities & Pollution Control Financing Authority
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF    Industrial, Tourist, Educational, Medical and Environmental
           Community Facilities
PH         Presbyterian Hospital
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands

                110 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                             MARKET VALUE           PERCENT
------------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Payments                                                                           $ 4,215,431              18.8%
Highways/Railways                                                                                       3,971,160              17.7
Hospital/Health Care                                                                                    2,408,495              10.8
Electric Utilities                                                                                      2,113,947               9.4
Single Family Housing                                                                                   1,883,622               8.4
Adult Living Facilities                                                                                 1,607,444               7.2
Airlines                                                                                                1,065,189               4.8
Higher Education                                                                                        1,036,642               4.6
Manufacturing, Durable Goods                                                                              933,401               4.2
General Obligation                                                                                        798,486               3.6
Special Tax                                                                                               690,909               3.1
Multifamily Housing                                                                                       552,760               2.5
Municipal Leases                                                                                          446,866               2.0
Resource Recovery                                                                                         332,332               1.5
Sales Tax Revenue                                                                                         308,334               1.4
Marine/Aviation Facilities                                                                                 10,023               0.0
Not-for-Profit Organization                                                                                10,005               0.0
                                                                                                     -------------------------------
Total                                                                                                 $22,385,046             100.0%
                                                                                                     ===============================

..

                111 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--131.9%
------------------------------------------------------------------------------------------------------------------------------------
OHIO--88.6%
$      15,000   Akron Bath Copley Joint Township Hospital District (Summa Health
                System)                                                                    5.375%    11/15/2018     $        15,426
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Allen County Industrial Devel. Revenue (Kmart Corp.)                       6.750     11/15/2008              35,131
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Ashland County Multifamily Mtg. (Ashland Assisted Living) 1                8.000     11/01/2029              24,999
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Blue Ash Tax Increment Financing (Duke Realty) 1                           5.000     12/01/2035              99,315
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Cleveland Airport (Continental Airlines) 1                                 5.375     09/15/2027              85,330
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cleveland Airport (Continental Airlines) 1                                 5.500     12/01/2008              10,063
------------------------------------------------------------------------------------------------------------------------------------
      245,000   Cleveland Airport (Continental Airlines) 1                                 5.700     12/01/2019             250,439
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Cleveland Airport System                                                   5.125     01/01/2014              25,453
------------------------------------------------------------------------------------------------------------------------------------
      490,000   Cleveland Airport System 1                                                 5.125     01/01/2022             497,492
------------------------------------------------------------------------------------------------------------------------------------
      260,000   Cleveland Airport System 1                                                 5.125     01/01/2027             263,897
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cleveland Airport System, Series A                                         5.125     01/01/2022              10,153
------------------------------------------------------------------------------------------------------------------------------------
      140,000   Cleveland COP (Cleveland Stadium) 1                                        5.250     11/15/2022             143,917
------------------------------------------------------------------------------------------------------------------------------------
      240,000   Cleveland COP (Cleveland Stadium) 1                                        5.250     11/15/2027             246,564
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Cleveland COP (Cleveland Stadium) 1                                        5.500     11/15/2018              20,609
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Cleveland GO 1                                                             5.000     08/01/2018              15,358
------------------------------------------------------------------------------------------------------------------------------------
      305,000   Cleveland Rock Glen Hsg. Assistance Corp. (Ambleside Apartments) 2         7.000     06/01/2018             322,702
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cleveland Waterworks 1                                                     5.000     01/01/2028              10,172
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Cleveland Waterworks                                                       5.250     01/01/2015             102,122
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Cleveland-Cuyahoga County Port Authority (Myers University) 1              5.600     05/15/2025             236,088
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Cleveland-Cuyahoga County Port Authority (Perrysburg) 1                    4.800     11/15/2035             148,884
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Cleveland-Cuyahoga County Port Authority (Port Cleveland) 1                5.800     05/15/2027              15,308
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Columbiana County GO 1                                                     5.250     12/01/2024              10,191
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Columbus Municipal Airport Authority                                       5.000     01/01/2028              15,299
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Cuyahoga County Health Care Facilities (Menorah Park Center for
                Senior Living)                                                             6.600     02/15/2018             100,088
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Cuyahoga County Health Care Facilities (Senior Living Bet Moshev
                Zekenim) 1                                                                 6.800     02/15/2035              26,560
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Cuyahoga County Hospital (Metro Health System)                             5.250     02/15/2019               5,105
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Cuyahoga County Hospital (Metro Health System) 1                           5.500     02/15/2027             117,433
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Cuyahoga County Mtg. (West Tech Apartments) 1                              5.700     03/20/2043               9,948
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Cuyahoga County Multifamily (Livingston Park) 1                            5.350     09/20/2027              52,075
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Cuyahoga County Utility System (The Medical Center Company) 1              5.850     08/15/2010              40,281
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Dayton Airport (James M. Cox) 1                                            5.350     12/01/2032              20,902
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Dayton City School District (Administrative Facility) 1                    5.150     12/01/2023              78,319
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Dublin City School District 1                                              5.000     12/01/2012              25,457
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Erie County Hospital Facilities (Firelands Regional Medical Center)        5.500     08/15/2022             105,853
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Fairfield County Hospital Improvement (Lancaster-Fairfield Community
                Hospital)                                                                  5.500     06/15/2021             201,010
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Franklin County Health Care Facilities (Ohio Presbyterian Retirement
                Services) 1                                                                5.250     07/01/2033              15,630
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Franklin County Health Care Facilities (Ohio Presbyterian Retirement
                Services) 1                                                                5.500     07/01/2017              10,200
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Franklin County Mtg. (Gateway Apartment Homes)                             5.800     12/20/2028              10,657
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Franklin County Mtg. (Villas at St. Therese)                               5.250     12/20/2039              15,586

                112 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     160,000   Franklin County Mtg. (Villas at St. Therese) 1                             5.500%    07/01/2021     $       163,243
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Franklin County Multifamily Hsg. (Tuttle Park) 1                           5.950     03/01/2016              10,506
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Frankling County Health Care Facilities (Friendship Village of
                Columbus) 1                                                                5.375     08/15/2028              40,807
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Glenwillow Village GO 1                                                    5.000     12/01/2026             261,395
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Glenwillow Village GO 1                                                    5.875     12/01/2024             243,272
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Green County University Hsg. (Central State University) 1                  5.100     09/01/2035              57,266
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   Grove City Tax Increment Financing                                         5.375     12/01/2031           2,498,100
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Hamilton County Hospital Facilities (Children's Hospital Medical
                Center) 1                                                                  5.000     05/15/2013              10,009
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Hamilton County Sales Tax (Hamilton County Football) 1                     5.000     12/01/2027              51,269
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Hamilton County Sewer System 1                                             5.000     12/01/2031             266,053
------------------------------------------------------------------------------------------------------------------------------------
       49,000   Heath City School District                                                 6.375     12/01/2027              52,712
------------------------------------------------------------------------------------------------------------------------------------
    1,775,000   Jeffrey Place New Community Authority (Jeffrey Place Redevel.) 1           5.000     12/01/2032           1,775,550
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Lake County Hospital Facilities (Lake Hospital System) 1                   5.000     08/15/2023              10,223
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Lake County Sewer District Improvements 1                                  6.250     12/01/2014              25,050
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Lorain County Elderly Hsg. Corp. (Harr Plaza) 1                            6.375     07/15/2019              76,903
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Lorain County Hospital (Catholic Healthcare Partners)                      5.250     10/01/2033              20,906
------------------------------------------------------------------------------------------------------------------------------------
      195,000   Lorain County Hospital (Catholic Healthcare Partners)                      5.500     09/01/2027             200,078
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Lorain County Hospital (Catholic Healthcare Partners) 1                    5.625     09/01/2014              76,976
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Lorain County Hospital (Catholic Healthcare Partners) 1                    5.625     09/01/2016              20,541
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Lorain County Hospital (Catholic Healthcare Partners) 1                    5.625     09/01/2017              15,404
------------------------------------------------------------------------------------------------------------------------------------
      220,000   Lorain County Port Authority (Alumalloy LLC) 1                             6.000     11/15/2025             225,951
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Lucas County GO                                                            6.500     12/01/2016             229,986
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Lucas-Palmer HDC (Palmer Gardens)                                          6.125     07/01/2025              10,038
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Mahoning County Hospital Facilities (Forum Health) 1                       5.000     11/15/2025              61,403
------------------------------------------------------------------------------------------------------------------------------------
      735,000   Mahoning County Hospital Facilities (Forum Health) 1                       6.000     11/15/2032             736,808
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Marblehead GO (Island View Waterline) 1                                    5.250     12/01/2026             176,853
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Meigs County Industrial Devel. Revenue (Meigs Convalescent)                8.250     12/01/2016              51,368
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Miami County Hospital Facilities (Upper Valley Medical Center) 1           5.250     05/15/2026             211,266
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Montgomery County Sewer (Greater Moraine-Beaver Creek) 1                   5.600     09/01/2011             100,778
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Muskingum County Hospital Facilities (BHA/Careserve/PP/
                SSNH/BHC/BCG/Carelife/BCC Obligated Group) 1                               5.400     12/01/2016              35,739
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Muskingum County Hospital Facilities (Franciscan Sisters of
                Christian Charity Healthcare Ministry)                                     5.375     02/15/2012              35,041
------------------------------------------------------------------------------------------------------------------------------------
      325,000   New Carlisle (Twin Creek) 1                                                6.125     11/01/2026             357,107
------------------------------------------------------------------------------------------------------------------------------------
       30,000   North Canton Health Care Facilities (Waterford at St. Luke)                5.800     11/15/2028              30,173
------------------------------------------------------------------------------------------------------------------------------------
      130,000   OH Air Quality Devel. Authority (Cincinnati Gas & Electric Company) 1      5.450     01/01/2024             130,168
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                Company) 1                                                                 6.000     12/01/2013               5,109
------------------------------------------------------------------------------------------------------------------------------------
       75,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                Company) 1                                                                 6.000     08/01/2020              76,862
------------------------------------------------------------------------------------------------------------------------------------
       80,000   OH Air Quality Devel. Authority (Cleveland Electric Illuminating
                Company) 1                                                                 6.100     08/01/2020              81,886
------------------------------------------------------------------------------------------------------------------------------------
      160,000   OH Air Quality Devel. Authority (JMG Funding) 1                            5.625     01/01/2023             163,389
------------------------------------------------------------------------------------------------------------------------------------
      135,000   OH Air Quality Devel. Authority (Toledo Edison Company) 1                  6.100     08/01/2027             138,596

                113 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     110,000   OH Dept. Administrative Services 1                                         5.000%    06/15/2023     $       112,933
------------------------------------------------------------------------------------------------------------------------------------
      200,000   OH Economic Devel. (Astro Instrumentation) 1                               5.450     06/01/2022             211,558
------------------------------------------------------------------------------------------------------------------------------------
       15,000   OH Economic Devel. (Ohio Enterprise Bond Fund) 1                           5.150     12/01/2017              15,757
------------------------------------------------------------------------------------------------------------------------------------
       35,000   OH Environmental Facilities (Ford Motor Company)                           5.950     09/01/2029              35,629
------------------------------------------------------------------------------------------------------------------------------------
       65,000   OH Environmental Facilities (Ford Motor Company) 1                         6.150     06/01/2030              66,784
------------------------------------------------------------------------------------------------------------------------------------
      140,000   OH HFA 1                                                                   4.800     03/01/2036             140,466
------------------------------------------------------------------------------------------------------------------------------------
      210,000   OH HFA 1                                                                   5.250     09/01/2030             213,793
------------------------------------------------------------------------------------------------------------------------------------
       25,000   OH HFA                                                                     5.625     09/01/2017              25,143
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH HFA 1                                                                   5.750     09/01/2009               5,125
------------------------------------------------------------------------------------------------------------------------------------
       40,000   OH HFA 1                                                                   5.750     09/01/2028              40,531
------------------------------------------------------------------------------------------------------------------------------------
       10,000   OH HFA 1                                                                   6.100     09/01/2028              10,175
------------------------------------------------------------------------------------------------------------------------------------
       15,000   OH HFA (Beehive/Doan Obligated Group) 1                                    5.950     01/15/2026              15,440
------------------------------------------------------------------------------------------------------------------------------------
      600,000   OH HFA (GNMA Collateral Mtg.)                                              5.000     11/20/2047             603,174
------------------------------------------------------------------------------------------------------------------------------------
       10,000   OH HFA (Oakleaf Village) 1                                                 5.700     09/01/2026              10,007
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH HFA (Single Family Mtg.) 1                                              5.750     04/01/2016               5,006
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OH HFA (Wind River Apartments) 1                                           5.550     11/01/2018             102,385
------------------------------------------------------------------------------------------------------------------------------------
       65,000   OH HFA, Series A 1                                                         6.150     03/01/2029              66,782
------------------------------------------------------------------------------------------------------------------------------------
       10,000   OH HFA, Series A-1 1                                                       5.400     09/01/2029              10,190
------------------------------------------------------------------------------------------------------------------------------------
      130,000   OH HFA, Series C 1                                                         5.750     09/01/2028             132,917
------------------------------------------------------------------------------------------------------------------------------------
    2,135,000   OH HFA, Series D                                                           5.450     09/01/2031           2,163,972
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   OH Higher Educational Facility 3                                           5.000     12/01/2044           1,051,210
------------------------------------------------------------------------------------------------------------------------------------
      500,000   OH Higher Educational Facility (Mount Union College) 1                     5.000     10/01/2031             523,095
------------------------------------------------------------------------------------------------------------------------------------
        5,000   OH Higher Educational Facility (Oberlin College) 1                         5.000     10/01/2033               5,213
------------------------------------------------------------------------------------------------------------------------------------
      500,000   OH Higher Educational Facility (University of Dayton) 1                    5.000     12/01/2033             530,060
------------------------------------------------------------------------------------------------------------------------------------
       30,000   OH Higher Educational Facility (Xavier University) 1                       5.350     11/01/2008              30,040
------------------------------------------------------------------------------------------------------------------------------------
      200,000   OH Pollution Control (General Motors Corp.) 1                              5.625     03/01/2015             201,030
------------------------------------------------------------------------------------------------------------------------------------
      850,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage) 1               14.500     07/01/2028           1,062,874
------------------------------------------------------------------------------------------------------------------------------------
      135,000   OH Solid Waste (General Motors Corp.) 1                                    6.300     12/01/2032             138,781
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OH Solid Waste Disposal (USG Corp.) 1                                      5.600     08/01/2032             103,213
------------------------------------------------------------------------------------------------------------------------------------
      950,000   OH Solid Waste Disposal (USG Corp.) 1                                      5.650     03/01/2033             972,496
------------------------------------------------------------------------------------------------------------------------------------
      160,000   OH Solid Waste Disposal (USG Corp.) 1                                      6.050     08/01/2034             167,306
------------------------------------------------------------------------------------------------------------------------------------
      250,000   OH Water Devel. Authority (Cargill) 1                                      6.300     09/01/2020             255,365
------------------------------------------------------------------------------------------------------------------------------------
       30,000   OH Water Devel. Authority (Cincinnati Gas & Electric Company) 1            5.450     01/01/2024              30,170
------------------------------------------------------------------------------------------------------------------------------------
      165,000   OH Water Devel. Authority (Cleveland Electric Illuminating Company) 1      6.100     08/01/2020             169,064
------------------------------------------------------------------------------------------------------------------------------------
      100,000   OH Water Devel. Authority (General Motors Corp.) 1                         5.900     06/15/2008             100,008
------------------------------------------------------------------------------------------------------------------------------------
      390,000   Orange Village GO (Chagrin) 1                                              5.250     12/01/2024             402,964
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Ottawa County GO                                                           5.000     09/01/2031               5,159
------------------------------------------------------------------------------------------------------------------------------------
      320,000   Parma GO 1                                                                 5.000     12/01/2026             334,778
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Pike County Hospital Facilities (Pike Health Services) 1                   6.750     07/01/2017               5,061
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Pleasant Local School District 1                                           5.100     12/01/2018              15,018
------------------------------------------------------------------------------------------------------------------------------------
      225,000   Port of Greater Cincinnati Devel. Authority (Public Parking
                Infrastructure) 1                                                          6.400     02/15/2034             243,110

                114 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      50,000   Reynoldsburgh Health Care Facilities (Wesley Ridge) 1                      6.150%    10/20/2038     $        51,588
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Shawnee State University General Receipts, Series A 1                      7.100     06/01/2009              25,141
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Solon GO                                                                   5.450     12/01/2013              30,041
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Toledo GO                                                                  6.350     12/01/2025              31,073
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Toledo Hsg. (Commodore Perry) 1                                            5.400     12/01/2023              25,676
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Toledo Hsg. (Commodore Perry) 1                                            5.450     12/01/2028              46,148
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Toledo Multifamily Hsg. (Hillcrest Apartments)                             5.250     12/01/2018               5,121
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Toledo Multifamily Hsg. (Hillcrest Apartments) 1                           5.300     12/01/2028              66,347
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Toledo-Lucas County Convention & Visitor's Bureau 1                        5.700     10/01/2015              25,538
------------------------------------------------------------------------------------------------------------------------------------
      365,000   Toledo-Lucas County Port Authority 1                                       5.500     05/15/2020             368,537
------------------------------------------------------------------------------------------------------------------------------------
      130,000   Toledo-Lucas County Port Authority (Crocker Park) 1                        5.375     12/01/2035             139,433
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Toledo-Lucas County Port Authority (Northwest Ohio) 1                      5.125     11/15/2025             304,578
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Toledo-Lucas County Port Authority (Northwest Ohio)                        5.400     05/15/2019              51,239
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Toledo-Lucas County Port Authority (Northwest Ohio)                        6.375     11/15/2032              54,436
------------------------------------------------------------------------------------------------------------------------------------
      170,000   Toledo-Lucas County Port Authority (Preston)                               4.800     11/15/2035             168,735
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Tuscarawas County (Union Hospital Assoc.) 1                                5.250     10/01/2031              15,680
------------------------------------------------------------------------------------------------------------------------------------
       50,000   University of Cincinnati General Receipts                                  5.100     06/01/2009              50,608
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Warren Waterworks 1                                                        5.000     11/01/2022              10,258
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Zanesville-Muskingum County Port Authority
                (Anchor Glass Container Corp.) 1                                          10.250     12/01/2008              45,142
                                                                                                                    ----------------
                                                                                                                         24,023,901
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--43.3%
      110,000   Puerto Rico Aqueduct & Sewer Authority 1                                   5.000     07/01/2019             112,178
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.375     05/15/2033              57,600
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.500     05/15/2039             315,189
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico Children's Trust Fund (TASC) 1                                 5.625     05/15/2043             116,194
------------------------------------------------------------------------------------------------------------------------------------
   39,400,000   Puerto Rico Children's Trust Fund (TASC) 1                                 6.404 4   05/15/2050           2,693,778
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico Commonwealth GO                                                5.000     07/01/2035             104,398
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Commonwealth GO 1                                              5.125     07/01/2031               5,148
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico Electric Power Authority, Series AA                            5.375     07/01/2027              25,468
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Electric Power Authority, Series NN 1                          5.125     07/01/2029              52,279
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico HFC 1                                                          5.100     12/01/2018              20,169
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Puerto Rico Highway & Transportation Authority, Series A                   5.000     07/01/2038              10,274
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042              16,092
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico Highway & Transportation Authority, Series G                   5.000     07/01/2042               5,152
------------------------------------------------------------------------------------------------------------------------------------
       80,000   Puerto Rico Highway & Transportation Authority, Series K 1                 5.000     07/01/2040              87,007
------------------------------------------------------------------------------------------------------------------------------------
      375,000   Puerto Rico Highway & Transportation Authority, Series M                   5.000     07/01/2046             390,990
------------------------------------------------------------------------------------------------------------------------------------
    5,600,000   Puerto Rico Highway & Transportation Authority, Series N 3                 4.107 5   07/01/2045           5,608,400
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Puerto Rico IMEPCF (American Airlines) 1                                   6.450     12/01/2025              25,516
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                           5.375     02/01/2019              30,841
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                             5.500     07/01/2026             101,896

                115 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                             COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1              5.750%    06/01/2029     $        73,069
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Puerto Rico Municipal Finance Agency, Series A 1                           5.250     08/01/2023             133,826
------------------------------------------------------------------------------------------------------------------------------------
      505,000   Puerto Rico Port Authority (American Airlines), Series A 1                 6.250     06/01/2026             509,671
------------------------------------------------------------------------------------------------------------------------------------
      295,000   Puerto Rico Port Authority (American Airlines), Series A                   6.300     06/01/2023             295,183
------------------------------------------------------------------------------------------------------------------------------------
      125,000   Puerto Rico Public Buildings Authority 1                                   5.000     07/01/2036             129,409
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Puerto Rico Public Buildings Authority, Series D 1                         5.125     07/01/2024              41,639
------------------------------------------------------------------------------------------------------------------------------------
      250,000   University of Puerto Rico                                                  5.000     06/01/2026             262,263
------------------------------------------------------------------------------------------------------------------------------------
      500,000   V.I. Public Finance Authority, Series A                                    5.625     10/01/2025             513,899
                                                                                                                    ----------------
                                                                                                                         11,737,528

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $35,366,414)--131.9%                                                                   35,761,429
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(31.9)                                                                            (8,638,954)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $    27,122,475
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of March 31,
2007 was $322,702, which represents 1.19% of the Fund's net assets. See Note 5 of accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC       Bethesda Company Care, Inc.
BCG       Bethesda Care Givers
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
COP       Certificates of Participation
GNMA      Government National Mortgage Assoc.
GO        General Obligation
HFA       Housing Finance Authority
HDC       Housing Devel. Corp.
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
PP        Professionals PRN, Inc.
ROLs      Residual Option Longs
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

                116 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                                   MARKET VALUE   PERCENT
----------------------------------------------------------------------------------------------------------------------------------
Highways/Railways                                                                                          $  6,117,915      17.1%
Special Assessment                                                                                            4,549,818      12.7
Tobacco Settlement Payments                                                                                   3,182,761       8.9
Higher Education                                                                                              2,801,825       7.8
Single Family Housing                                                                                         2,620,476       7.3
Hospital/Health Care                                                                                          2,562,931       7.2
General Obligation                                                                                            2,257,883       6.3
Marine/Aviation Facilities                                                                                    2,170,864       6.1
Manufacturing, Durable Goods                                                                                  1,742,043       4.9
Multifamily Housing                                                                                           1,580,920       4.4
Resource Recovery                                                                                             1,333,393       3.7
Airlines                                                                                                      1,176,202       3.3
Municipal Leases                                                                                                773,390       2.2
Electric Utilities                                                                                              709,602       2.0
Sales Tax Revenue                                                                                               539,437       1.5
Sewer Utilities                                                                                                 391,881       1.1
Parking Fee Revenue                                                                                             382,543       1.1
Manufacturing, Non-Durable Goods                                                                                290,496       0.8
Water Utilities                                                                                                 234,730       0.7
Gas Utilities                                                                                                   163,389       0.5
Adult Living Facilities                                                                                          82,519       0.2
Sports Facility Revenue                                                                                          51,269       0.1
Paper, Containers & Packaging                                                                                    45,142       0.1
                                                                                                           -----------------------
Total                                                                                                      $ 35,761,429     100.0%
                                                                                                           =======================

..

                117 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  March 31, 2007
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                                 COUPON       MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--141.8%
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--86.7%
$      25,000   Alexandria IDA (Alexandria Hospital) 1                                         5.500%    07/01/2014     $    25,037
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Alexandria IDA Educational Facilities (Episcopal High School) 1                5.250     01/01/2010          10,102
------------------------------------------------------------------------------------------------------------------------------------
      135,000   Alexandria IDA Pollution Control (Potomac Electric Power Company) 1            5.375     02/15/2024         135,097
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Alexandria Redevel. & Hsg. Authority (CRS Alexandria Hsg. Corp.) 1             6.125     10/01/2029          20,973
------------------------------------------------------------------------------------------------------------------------------------
       60,000   Alexandria Redevel. & Hsg. Authority (Essex House)                             5.550     07/01/2028          61,439
------------------------------------------------------------------------------------------------------------------------------------
      285,000   Alexandria, IDA Pollution Control (Potomac Electric Power Company) 1           5.375     02/15/2024         285,345
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Bedford County IDA (Georgia-Pacific Corp.) 1                                   5.600     12/01/2025         181,890
------------------------------------------------------------------------------------------------------------------------------------
      175,000   Bedford County IDA (Georgia-Pacific Corp.)                                     6.300     12/01/2025         181,335
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Bedford County IDA (Georgia-Pacific Corp.) 1                                   6.550     12/01/2025          47,109
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Broadway IDA (Bridgewater College)                                             5.375     04/01/2033           5,143
------------------------------------------------------------------------------------------------------------------------------------
      265,000   Buena Vista Public Recreational Facilities Authority (Golf Course) 1           5.500     07/15/2035         283,720
------------------------------------------------------------------------------------------------------------------------------------
      200,000   Celebrate South Community Devel. Authority Special Assessment 1                6.250     03/01/2037         207,668
------------------------------------------------------------------------------------------------------------------------------------
       25,000   Chesapeake Airport Authority 1                                                 5.300     08/01/2019          25,464
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Chesapeake GO                                                                  5.000     05/01/2014          30,629
------------------------------------------------------------------------------------------------------------------------------------
       30,000   Chesapeake Water & Sewer                                                       5.000     12/01/2025          30,209
------------------------------------------------------------------------------------------------------------------------------------
       70,000   Danville IDA Educational Facilities (Averett University) 1                     6.000     03/15/2016          73,036
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Dulles Town Center Community Devel. Authority (Dulles Town Center)             6.250     03/01/2026          87,980
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Fairfax County Redevel. & Hsg. Authority (Grand View Apartments)               5.450     08/01/2025          10,212
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Fairfax County Redevel. & Hsg. Authority (Paul Spring Retirement Center) 1     6.000     12/15/2028          20,663
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Farms New Kent Community Devel. Authority Special Assessment 1                 5.800     03/01/2036         252,425
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Fredericks IDA (Mary Washington Hospital/Medicorp Health)                      5.250     06/15/2016          20,453
------------------------------------------------------------------------------------------------------------------------------------
      240,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    5.950     12/01/2025         240,262
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    6.450     05/01/2026          50,619
------------------------------------------------------------------------------------------------------------------------------------
      210,000   Giles County IDA (Hoechst Celanese Corp.) 1                                    6.625     12/01/2022         210,670
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Goochland County IDA (Georgia-Pacific Corp.) 1                                 5.650     12/01/2025          75,983
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Hampton Redevel. & Hsg. Authority (Olde Hampton) 1                             6.500     07/01/2016         500,410
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Henrico County IDA (Browning-Ferris Industries)                                5.875     03/01/2017          50,485
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Henrico County IDA (Governmental) 1                                            5.600     06/01/2016          76,604
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Henrico County IDA (Governmental) 1                                            5.600     06/01/2017         102,138
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Isle Wight County IDA Solid Waste Disposal (International Paper Company) 1     6.100     05/01/2027           5,106
------------------------------------------------------------------------------------------------------------------------------------
      100,000   James City County IDA (Anheuser-Busch Companies) 1                             6.000     04/01/2032         101,153
------------------------------------------------------------------------------------------------------------------------------------
       40,000   Lexington IDA Hospital Facility (Stonewall Jackson Hospital) 1                 5.750     07/01/2007          40,013
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Loudoun County IDA (Dulles Airport Marriott Hotel) 1                           7.125     09/01/2015          35,383
------------------------------------------------------------------------------------------------------------------------------------
      380,000   Loudoun County IDA (George Washington University)                              6.250     05/15/2022         388,269
------------------------------------------------------------------------------------------------------------------------------------
       65,000   Louisa IDA Pollution Control (Virginia Electric & Power Company) 1             5.250     12/01/2008          65,716
------------------------------------------------------------------------------------------------------------------------------------
      180,000   Louisa IDA Pollution Control (Virginia Electric & Power Company) 1             5.450     01/01/2024         180,949
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Lynchburg IDA (Westminster-Canterbury Residential Care Facility) 1             5.000     07/01/2031         151,790
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Lynchburg Redevel. & Hsg. Authority (Waldon Pond II) 1                         5.700     07/20/2023          10,065
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Manassas GO 1                                                                  6.000     05/01/2014          10,214
------------------------------------------------------------------------------------------------------------------------------------
      100,000   New Port CDA 1                                                                 5.600     09/01/2036         105,379

                118 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                                 COUPON       MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$      30,000   New River Valley Regional Jail Authority                                       5.125%    10/01/2019     $    30,796
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Norfolk Airport Authority (Air Cargo)                                          6.250     01/01/2030          21,263
------------------------------------------------------------------------------------------------------------------------------------
      300,000   Norfolk EDA, Series A 1                                                        6.000     11/01/2036         311,199
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Norfolk GO                                                                     5.750     06/01/2017          10,123
------------------------------------------------------------------------------------------------------------------------------------
       20,000   Norfolk IDA (Comfort Inn-Naval Station) 1                                      7.000     12/01/2016          20,003
------------------------------------------------------------------------------------------------------------------------------------
      115,000   Norfolk Redevel. & Hsg. Authority (First Mtg.-Retirement Community) 1          6.125     01/01/2035         121,384
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Norfolk Water 1                                                                5.250     11/01/2013          50,062
------------------------------------------------------------------------------------------------------------------------------------
      315,000   Norfolk Water 1                                                                5.375     11/01/2023         315,381
------------------------------------------------------------------------------------------------------------------------------------
      105,000   Norfolk Water 1                                                                5.900     11/01/2025         106,222
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Norton IDA (Norton Community Hospital) 1                                       6.000     12/01/2022         269,180
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Peninsula Ports Authority Health Care Facilities (Bon Secours Health
                Systems) 1                                                                     5.250     08/15/2023          87,092
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Portsmouth Redevel. & Hsg. Authority (Chowan Apartments) 1                     5.850     12/20/2030          35,846
------------------------------------------------------------------------------------------------------------------------------------
       75,000   Prince William County IDA (Melrose Apartments) 1                               5.400     01/01/2029          77,294
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Prince William County IDA (Potomac Place Associates) 1                         6.250     12/20/2027          87,791
------------------------------------------------------------------------------------------------------------------------------------
       95,000   Prince William County IDA (Prince William Hospital) 1                          5.250     04/01/2019          95,067
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Richmond IDA (Virginia Commonwealth University Real Estate Foundation) 1       5.550     01/01/2031          47,809
------------------------------------------------------------------------------------------------------------------------------------
       10,000   Richmond Public Utility                                                        5.125     01/15/2028          10,189
------------------------------------------------------------------------------------------------------------------------------------
       55,000   Richmond Redevel. & Hsg. Authority (Tobacco Row) 1                             7.400     11/20/2031          55,092
------------------------------------------------------------------------------------------------------------------------------------
       85,000   Southampton County IDA Medical Facilities Mtg. 1                               5.625     01/15/2022          87,063
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Southside Regional Jail Authority 1                                            5.250     06/01/2024          15,302
------------------------------------------------------------------------------------------------------------------------------------
       35,000   Stafford County COP 1                                                          5.000     11/01/2009          35,037
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Stafford County EDA Hospital Facilities (MediCorp Health System) 1             5.250     06/15/2037         104,904
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Suffolk County IDA (Hotel & Conference Center)                                 5.125     10/01/2035           5,175
------------------------------------------------------------------------------------------------------------------------------------
      325,000   Suffolk IDA (Lake Prince Center) 1                                             5.300     09/01/2031         333,418
------------------------------------------------------------------------------------------------------------------------------------
      315,000   Suffolk Redevel. & Hsg. Authority (Hope Village Apartments)                    5.600     02/01/2033         331,188
------------------------------------------------------------------------------------------------------------------------------------
      845,000   VA College Building Authority Educational Facilities (Regent University) 1     5.000     06/01/2036         874,482
------------------------------------------------------------------------------------------------------------------------------------
      250,000   VA Gateway Community Devel. Authority 1                                        6.375     03/01/2030         274,253
------------------------------------------------------------------------------------------------------------------------------------
       45,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.000     11/01/2019          45,805
------------------------------------------------------------------------------------------------------------------------------------
       65,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.450     05/01/2012          66,773
------------------------------------------------------------------------------------------------------------------------------------
       10,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.500     05/01/2013          10,274
------------------------------------------------------------------------------------------------------------------------------------
       50,000   VA Hsg. Devel. Authority (Multifamily)                                         5.500     11/01/2013          51,457
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.750     11/01/2009          15,168
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.800     11/01/2009          15,314
------------------------------------------------------------------------------------------------------------------------------------
      100,000   VA Hsg. Devel. Authority (Multifamily)                                         5.800     05/01/2012         101,073
------------------------------------------------------------------------------------------------------------------------------------
       10,000   VA Hsg. Devel. Authority (Multifamily) 1                                       5.950     05/01/2009          10,080
------------------------------------------------------------------------------------------------------------------------------------
       30,000   VA Hsg. Devel. Authority (Multifamily)                                         6.050     05/01/2010          30,629
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily) 1                                       6.050     11/01/2017          15,314
------------------------------------------------------------------------------------------------------------------------------------
       15,000   VA Hsg. Devel. Authority (Multifamily)                                         6.150     05/01/2011          15,328
------------------------------------------------------------------------------------------------------------------------------------
       20,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                                       5.625     10/01/2020          20,679
------------------------------------------------------------------------------------------------------------------------------------
       45,000   VA Hsg. Devel. Authority, Series B 1                                           5.500     03/01/2021          46,558
------------------------------------------------------------------------------------------------------------------------------------
       35,000   VA Hsg. Devel. Authority, Series B 1                                           5.950     05/01/2016          35,779

                119 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                                 COUPON       MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$      50,000   VA Hsg. Devel. Authority, Series E 1                                           5.700%    05/01/2011     $    50,521
------------------------------------------------------------------------------------------------------------------------------------
       20,000   VA Hsg. Devel. Authority, Series H 1                                           5.625     11/01/2022          20,508
------------------------------------------------------------------------------------------------------------------------------------
      125,000   VA Hsg. Devel. Authority, Series J 1                                           6.250     05/01/2015         127,609
------------------------------------------------------------------------------------------------------------------------------------
      105,000   VA Hsg. Devel. Authority, Series L 1                                           5.950     11/01/2009         105,826
------------------------------------------------------------------------------------------------------------------------------------
      155,000   VA Port Authority 1                                                            5.500     07/01/2024         157,165
------------------------------------------------------------------------------------------------------------------------------------
       10,000   VA Port Authority                                                              5.600     07/01/2027          10,142
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000   VA Port Authority 2                                                            5.000     07/01/2036       1,036,290
------------------------------------------------------------------------------------------------------------------------------------
      150,000   VA Tobacco Settlement Authority (TASC) 1                                       5.500     06/01/2026         159,455
------------------------------------------------------------------------------------------------------------------------------------
      170,000   VA Tobacco Settlement Authority (TASC) 1                                       5.625     06/01/2037         181,922
------------------------------------------------------------------------------------------------------------------------------------
       45,000   Virginia Beach Devel. Authority (Our Lady of Perpetual Help Health
                Center) 1                                                                      6.150     07/01/2027          46,064
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Virginia Beach Industrial Devel. Revenue (Holiday Inn) 1                       7.250     12/01/2012         100,506
------------------------------------------------------------------------------------------------------------------------------------
       75,000   West Point IDA Solid Waste (Chesapeake Corp.) 1                                6.250     03/01/2019          75,015
------------------------------------------------------------------------------------------------------------------------------------
       25,000   West Point IDA Solid Waste (Chesapeake Corp.) 1                                6.375     03/01/2019          25,212
                                                                                                                        ------------
                                                                                                                         10,786,218
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--55.1%
      100,000   Puerto Rico Aqueduct & Sewer Authority 1                                       5.000     07/01/2019         101,980
------------------------------------------------------------------------------------------------------------------------------------
      110,000   Puerto Rico Children's Trust Fund (TASC)                                       5.375     05/15/2033         115,201
------------------------------------------------------------------------------------------------------------------------------------
   25,800,000   Puerto Rico Children's Trust Fund (TASC)                                       6.417 3   05/15/2050       1,763,946
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Puerto Rico Commonwealth GO                                                    5.000     07/01/2035         260,995
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Electric Power Authority, Series AA                                5.375     07/01/2027          50,935
------------------------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Electric Power Authority, Series NN 1                              5.125     07/01/2029          52,279
------------------------------------------------------------------------------------------------------------------------------------
      250,000   Puerto Rico HFC, Series B 1                                                    5.300     12/01/2028         258,115
------------------------------------------------------------------------------------------------------------------------------------
      150,000   Puerto Rico Highway & Transportation Authority 1                               5.000     07/01/2036         164,475
------------------------------------------------------------------------------------------------------------------------------------
      500,000   Puerto Rico Highway & Transportation Authority, Series M                       5.000     07/01/2046         521,320
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   Puerto Rico Highway & Transportation Authority, Series N 2                     4.107 4   07/01/2045       2,003,000
------------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico IMEPCF (American Home Products)                                    5.100     12/01/2018           5,295
------------------------------------------------------------------------------------------------------------------------------------
       15,000   Puerto Rico Infrastructure                                                     5.000     07/01/2041          15,569
------------------------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                                 5.375     02/01/2019         102,804
------------------------------------------------------------------------------------------------------------------------------------
      420,000   Puerto Rico Port Authority (American Airlines), Series A 1                     6.250     06/01/2026         423,885
------------------------------------------------------------------------------------------------------------------------------------
      215,000   Puerto Rico Port Authority (American Airlines), Series A                       6.300     06/01/2023         215,133
------------------------------------------------------------------------------------------------------------------------------------
      500,000   University of Puerto Rico, Series P 1                                          5.000     06/01/2021         528,010
------------------------------------------------------------------------------------------------------------------------------------
      100,000   University of Puerto Rico, Series Q                                            5.000     06/01/2030         104,596
------------------------------------------------------------------------------------------------------------------------------------
      150,000   University of Puerto Rico, Series Q                                            5.000     06/01/2036         156,427
                                                                                                                        ------------
                                                                                                                          6,843,965

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $17,440,225)--141.8%                                                                   17,630,183
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(41.8)                                                                            (5,194,400)
                                                                                                                        ------------
NET ASSETS--100.0%                                                                                                      $12,435,783
                                                                                                                        ============

                120 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA          Communities Devel. Authority
COP          Certificates of Participation
EDA          Economic Devel. Authority
GO           General Obligation
HFC          Housing Finance Corp.
IDA          Industrial Devel. Agency
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                MARKET VALUE    PERCENT
--------------------------------------------------------------------------------
Highways/Railways                                      $   2,688,795       15.3%
Higher Education                                           2,280,576       12.9
Tobacco Settlement Payments                                2,220,524       12.6
Multifamily Housing                                        1,485,193        8.4
Marine/Aviation Facilities                                 1,250,324        7.1
Hotels, Restaurants & Leisure                                972,676        5.5
Special Assessment                                           927,705        5.3
Hospital/Health Care                                         774,873        4.4
Electric Utilities                                           770,321        4.4
Airlines                                                     639,018        3.6
Water Utilities                                              614,043        3.5
Manufacturing, Non-Durable Goods                             607,999        3.4
Adult Living Facilities                                      606,592        3.4
Paper, Containers & Packaging                                586,544        3.3
General Obligation                                           311,961        1.8
Sports Facility Revenue                                      283,720        1.6
Single Family Housing                                        268,180        1.5
Municipal Leases                                             244,575        1.4
Sewer Utilities                                               50,485        0.3
Special Tax                                                   15,569        0.1
Not-for-Profit Organization                                   15,302        0.1
Education                                                     10,102        0.1
Resource Recovery                                              5,106        0.0
                                                       -------------------------
Total                                                  $  17,630,183      100.0%
                                                       =========================

..

                121 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  March 31, 2007
--------------------------------------------------------------------------------

                                                                  OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                    ROCHESTER       ROCHESTER        ROCHESTER       ROCHESTER
                                                                      ARIZONA        MARYLAND    MASSACHUSETTS        MICHIGAN
                                                                    MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                                         FUND            FUND             FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                             $ 16,029,163    $ 19,662,542    $  32,387,708    $ 29,125,173
===============================================================================================================================
Investments, at value                                            $ 16,159,538    $ 19,758,682    $  32,584,695    $ 29,493,597
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                                  364,006         322,343          394,834         352,358
-------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    279,843         396,990          251,500         114,256
Interest                                                              195,974         171,044          365,852         333,709
Investments sold                                                       35,000          45,203               --              --
Other                                                                     946           1,058            1,214           1,384
                                                                 --------------------------------------------------------------
Total assets                                                       17,035,307      20,695,320       33,598,095      30,295,304

-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                  3,100,000       3,900,000        6,900,000       5,500,000
Payable for short-term floating rate notes issued (See Note 1)      1,750,000       2,625,000        4,725,000       4,000,000
Investments purchased*                                                460,895         487,293        2,089,130         742,910
Interest expense                                                       10,647          14,366           30,782          21,044
Shares of beneficial interest redeemed                                     --          29,272               --             930
Dividends                                                               6,023           7,043           10,196          10,522
Shareholder communications                                              7,422           7,438            5,827           5,428
Distribution and service plan fees                                      2,600           4,653            5,099           3,647
Trustees' compensation                                                    318             453              639             799
Transfer and shareholder servicing agent fees                              69             145              393             387
Other                                                                  25,243          23,762           28,825          25,096
                                                                 --------------------------------------------------------------
Total liabilities                                                   5,363,217       7,099,425       13,795,891      10,310,763

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $ 11,672,090    $ 13,595,895    $  19,802,204    $ 19,984,541
                                                                 ==============================================================

-------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                       $        816    $      1,049    $       1,381    $      1,385
-------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                         11,490,835      13,437,197       19,494,785      19,463,769
-------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      50,919          63,435          109,627         151,317
-------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                             (855)         (1,926)            (576)           (354)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                            130,375          96,140          196,987         368,424
                                                                 --------------------------------------------------------------
NET ASSETS                                                       $ 11,672,090    $ 13,595,895    $  19,802,204    $ 19,984,541
                                                                 ==============================================================
*Investments purchased on a when-issued basis or
forward commitment                                               $    200,000    $    357,623    $   2,000,000    $         --

                122 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                                 OPPENHEIMER   OPPENHEIMER     OPPENHEIMER   OPPENHEIMER
                                                                   ROCHESTER     ROCHESTER       ROCHESTER     ROCHESTER
                                                                     ARIZONA      MARYLAND   MASSACHUSETTS      MICHIGAN
                                                                   MUNICIPAL     MUNICIPAL       MUNICIPAL     MUNICIPAL
                                                                        FUND          FUND            FUND          FUND
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based
on net assets and shares of beneficial interest outstanding)
Net assets                                                       $10,307,874   $11,322,025   $  16,474,894   $17,170,406
Shares of benefical interest outstanding                             720,788       873,076       1,148,531     1,189,556
                                                                 --------------------------------------------------------
Per share                                                        $     14.30   $     12.97   $       14.34   $     14.43
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                    $     15.01   $     13.62   $       15.06   $     15.15
-------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                       $    79,691   $   379,522   $     631,756   $   505,652
Shares of benefical interest outstanding                               5,576        29,294          44,053        35,032
                                                                 --------------------------------------------------------
Per share                                                        $     14.29   $     12.96   $       14.34   $     14.43
-------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                       $ 1,284,525   $ 1,894,348   $   2,695,554   $ 2,308,483
Shares of benefical interest outstanding                              89,861       146,277         188,102       160,074
                                                                 --------------------------------------------------------
Per share                                                        $     14.29   $     12.95   $       14.33   $     14.42

..

                123 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES  March 31, 2007 Continued
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                      ROCHESTER         ROCHESTER       ROCHESTER       ROCHESTER
                                                                      MINNESOTA    NORTH CAROLINA            OHIO        VIRGINIA
                                                                      MUNICIPAL         MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                           FUND              FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                               $ 10,119,411    $   22,337,679    $ 35,366,414    $ 17,440,225
==================================================================================================================================
Investments, at value                                              $ 10,157,964    $   22,385,046    $ 35,761,429    $ 17,630,183
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                    407,389           324,003         341,326         314,131
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      255,518           166,261         562,477         150,287
Interest                                                                135,467           275,760         427,205         218,956
Investments sold                                                         15,435                --           5,000         668,100
Other                                                                       852             1,143           1,307           1,108
                                                                   ---------------------------------------------------------------
Total assets                                                         10,972,625        23,152,213      37,098,744      18,982,765

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                    2,700,000         3,500,000       3,100,000       3,900,000
Payable for short-term floating rate notes issued (See Note 1)               --         2,800,000       5,650,000       2,500,000
Investments purchased*                                                   10,322           576,034       1,139,816          92,980
Interest expense                                                         11,334            10,706          17,206          14,718
Shares of beneficial interest redeemed                                       --            50,006          17,363              --
Dividends                                                                 4,108             7,689          14,055           6,257
Shareholder communications                                                7,378             7,430           5,833           5,293
Distribution and service plan fees                                        2,876             5,768           4,560           2,082
Trustees' compensation                                                      288               381             834             548
Transfer and shareholder servicing agent fees                                67               327             462             191
Other                                                                    25,000            25,273          26,140          24,913
                                                                   ---------------------------------------------------------------
Total liabilities                                                     2,761,373         6,983,614       9,976,269       6,546,982

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $  8,211,252    $   16,168,599    $ 27,122,475    $ 12,435,783
                                                                   ===============================================================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                         $        595    $        1,105    $      1,997    $        941
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                            8,126,950        16,097,642      26,570,802      12,144,209
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                        45,747            23,786         160,523         102,129
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (593)           (1,301)         (5,862)         (1,454)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                               38,553            47,367         395,015         189,958
                                                                   ---------------------------------------------------------------
NET ASSETS                                                         $  8,211,252    $   16,168,599    $ 27,122,475    $ 12,435,783
                                                                   ===============================================================
*Investments purchased on a when-issued basis or
forward commitment                                                 $         --    $      400,000    $         --    $         --

                124 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                                    OPPENHEIMER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                      ROCHESTER         ROCHESTER       ROCHESTER       ROCHESTER
                                                                      MINNESOTA    NORTH CAROLINA            OHIO        VIRGINIA
                                                                      MUNICIPAL         MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                           FUND              FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based
on net assets and shares of beneficial interest outstanding)
Net assets                                                         $  7,831,567    $   10,882,329    $ 22,291,838    $ 11,023,254
Shares of beneficial interest outstanding                               567,747           743,338       1,641,016         834,383
                                                                   --------------------------------------------------------------
Per share                                                          $      13.79    $        14.64    $      13.58    $      13.21
Maximum offering price per share (net asset value
plus sales charge of 4.75% of offering price)                      $      14.48    $        15.37    $      14.26    $      13.87
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                         $    215,507    $       61,999    $    934,855    $    149,539
Shares of benefical interest outstanding                                 15,635             4,236          68,860          11,329
                                                                   --------------------------------------------------------------
Per share                                                          $      13.78    $        14.64    $      13.58    $      13.20
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets and shares of beneficial
interest outstanding)
Net assets                                                         $    164,178    $    5,224,271    $  3,895,782    $  1,262,990
Shares of benefical interest outstanding                                 11,914           357,051         287,099          95,776
                                                                   --------------------------------------------------------------
Per share                                                          $      13.78    $        14.63    $      13.57    $      13.19

..

                125 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF OPERATIONS For the Period Ended March 31, 2007
--------------------------------------------------------------------------------

                                                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER
                                                                      ROCHESTER      ROCHESTER       ROCHESTER     ROCHESTER
                                                                        ARIZONA       MARYLAND   MASSACHUSETTS      MICHIGAN
                                                                      MUNICIPAL      MUNICIPAL       MUNICIPAL     MUNICIPAL
                                                                         FUND 1         FUND 1          FUND 2        FUND 3
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                           $    217,359    $   290,171   $     515,474   $   679,011

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Management fees                                                          18,420         25,003          42,634        53,586
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   2,266          3,183           6,335         4,550
Class B                                                                     205            807           1,351         1,502
Class C                                                                   1,914          3,125           5,189         6,507
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     201            332           1,331         1,016
Class B                                                                      33             95             148           197
Class C                                                                      58             99             287           577
-----------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   4,805          4,837           5,605         5,017
Class B                                                                   1,656          1,632           1,323         1,609
Class C                                                                   1,635          1,644           2,144         2,236
-----------------------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                                 4,579          6,986          12,574        33,712
-----------------------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                           41,910         67,020         135,339       152,337
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,001         25,000          35,383        26,872
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                      348            498             711           884
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                 298            227              28            53
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                     3,500          6,329           9,369        11,166
                                                                   ----------------------------------------------------------
Total expenses                                                          106,829        146,817         259,751       301,821
Less reduction to custodian expenses                                       (298)          (227)            (28)          (29)
Less waivers and reimbursements of expenses                             (73,291)       (99,943)       (179,724)     (183,624)
                                                                   ----------------------------------------------------------
Net expenses                                                             33,240         46,647          79,999       118,168

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   184,119        243,524         435,475       560,843

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                           (855)        (1,926)           (576)         (354)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    130,375         96,140         196,987       368,424

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    313,639    $   337,738   $     631,886   $   928,913
                                                                   ==========================================================

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

3. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

..

                126 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                            OPPENHEIMER      OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                              ROCHESTER        ROCHESTER      ROCHESTER      ROCHESTER
                                                              MINNESOTA   NORTH CAROLINA           OHIO       VIRGINIA
                                                              MUNICIPAL        MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                 FUND 4           FUND 1         FUND 3         FUND 2
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
Interest                                                    $   163,461   $      271,664    $   721,049    $   401,333

-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Management fees                                                  14,086           27,507         58,359         31,416
-----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                           2,767            4,645          5,783          2,638
Class B                                                             369              221          3,234            270
Class C                                                             299           12,514          5,991          2,775
-----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                             170              430          1,462            654
Class B                                                              26               33            315             49
Class C                                                              35              707            432            194
-----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                           4,781            4,854          5,562          6,010
Class B                                                           1,584            1,608          1,659          1,153
Class C                                                           1,586            1,644          2,022          1,345
-----------------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                            --            7,451         18,507         18,459
-----------------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                   38,704           34,874        151,724        101,842
-----------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                      25,000           25,000         27,058         27,643
-----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                              317              411            923            615
-----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                          --               12            226             98
-----------------------------------------------------------------------------------------------------------------------
Other                                                             3,032            3,618         11,467          7,207
                                                            -----------------------------------------------------------
Total expenses                                                   92,756          125,529        294,724        202,368
Less reduction to custodian expenses                                 --              (12)           (31)           (98)
Less waivers and reimbursements of expenses                     (71,581)         (68,043)      (183,690)      (135,525)
                                                            -----------------------------------------------------------
Net expenses                                                     21,175           57,474        111,003         66,745

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           142,286          214,190        610,046        334,588

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                   (593)          (1,301)        (5,862)        (1,454)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments             38,553           47,367        395,015        189,958

-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   180,246   $      260,256    $   999,199    $   523,092
                                                            ===========================================================

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

3. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

4. For the period from November 7, 2006 (commencement of operations) to March
31, 2007.

..

                127 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                            ROCHESTER       ROCHESTER        ROCHESTER       ROCHESTER
                                                              ARIZONA        MARYLAND    MASSACHUSETTS        MICHIGAN
                                                            MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
PERIOD ENDED MARCH 31, 2007                                    FUND 1          FUND 1           FUND 3          FUND 4
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                    $    184,119    $    243,524    $     435,475    $    560,843
------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                (855)         (1,926)            (576)           (354)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         130,375          96,140          196,987         368,424
                                                         ---------------------------------------------------------------
Net increase in net assets resulting from operations          313,639         337,738          631,886         928,913

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (127,692)       (169,070)        (303,283)       (382,932)
Class B                                                          (791)         (2,794)          (4,717)         (5,417)
Class C                                                        (6,491)        (10,924)         (18,464)        (22,966)
                                                         ---------------------------------------------------------------
                                                             (134,974)       (182,788)        (326,464)       (411,315)

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                    10,029,836      11,068,314       16,074,435      16,562,516
Class B                                                        78,749         378,963          628,692         504,440
Class C                                                     1,282,840       1,891,668        2,691,655       2,297,987
                                                         ---------------------------------------------------------------
                                                           11,391,425      13,338,945       19,394,782      19,364,943

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total increase                                             11,570,090      13,493,895       19,700,204      19,882,541
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                           102,000 2       102,000 2        102,000 2       102,000 5
                                                         ---------------------------------------------------------------
End of period                                            $ 11,672,090    $ 13,595,895    $  19,802,204    $ 19,984,541
                                                         ===============================================================
Accumulated net investment income for the period
ended March 31, 2007                                     $     50,919    $     63,435    $     109,627    $    151,317

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

3. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

4. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

5. Reflects the value of the Manager's initial seed money on May 10, 2006.

..

                128 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

                                                          OPPENHEIMER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                            ROCHESTER         ROCHESTER       ROCHESTER       ROCHESTER
                                                            MINNESOTA    NORTH CAROLINA            OHIO        VIRGINIA
                                                            MUNICIPAL         MUNICIPAL       MUNICIPAL       MUNICIPAL
PERIOD ENDED MARCH 31, 2007                                    FUND 6            FUND 1          FUND 4          FUND 3
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                    $    142,286    $      214,190    $    610,046    $    334,588
-------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                (593)           (1,301)         (5,862)         (1,454)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          38,553            47,367         395,015         189,958
                                                         ----------------------------------------------------------------
Net increase in net assets resulting from operations          180,246           260,256         999,199         523,092

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (96,679)         (149,994)       (418,385)       (222,574)
Class B                                                        (1,277)             (709)        (11,748)           (957)
Class C                                                        (1,099)          (42,285)        (21,157)         (9,222)
                                                         ----------------------------------------------------------------
                                                              (99,055)         (192,988)       (451,290)       (232,753)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                     7,651,497        10,717,031      21,658,469      10,634,898
Class B                                                       213,782            61,014         921,997         148,549
Class C                                                       162,782         5,221,286       3,892,100       1,259,997
                                                         ----------------------------------------------------------------
                                                            8,028,061        15,999,331      26,472,566      12,043,444

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                              8,109,252        16,066,599      27,020,475      12,333,783
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                           102,000 2         102,000 2       102,000 5       102,000 2
                                                         ----------------------------------------------------------------
End of period                                            $  8,211,252    $   16,168,599    $ 27,122,475    $ 12,435,783
                                                         ================================================================
Accumulated net investment income for the period
ended March 31, 2007                                     $     45,747    $       23,786    $    160,523    $    102,129

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

3. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

4. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

5. Reflects the value of the Manager's initial seed money on May 10, 2006.

6. For the period from November 7, 2006 (commencement of operations) to March
31, 2007.

..

                129 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     313,639
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (10,832,084)
Proceeds from disposition of investment securities                           35,000
Short-term investment securities, net                                    (5,223,444)
Premium amortization                                                         27,980
Discount accretion                                                          (37,470)
Net realized loss on investments                                                855
Net change in unrealized appreciation on investments                       (130,375)
Increase in interest receivable                                            (195,974)
Increase in receivable for securities sold                                  (35,000)
Increase in other assets                                                       (946)
Increase in payable for securities purchased                                460,895
Increase in payable for accrued expenses                                     46,299
                                                                      ---------------
Net cash used in operating activities                                   (15,570,625)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              8,800,000
Payments on bank borrowing                                               (5,700,000)
Proceeds from short-term floating rate notes issued                       1,750,000
Proceeds from shares sold                                                11,107,766
Payment on shares redeemed                                                  (10,471)
Cash distributions paid                                                    (114,664)
                                                                      ---------------
Net cash provided by financing activities                                15,832,631
-------------------------------------------------------------------------------------
Net increase in cash                                                        262,006
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     364,006
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $14,287.

Cash paid for interest on bank borrowings--$31,263.

Cash paid on short-term floating rate notes issued--$4,579.

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

..

                130 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     337,738
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (13,734,513)
Proceeds from disposition of investment securities                           60,000
Short-term investment securities, net                                    (5,967,212)
Premium amortization                                                         34,219
Discount accretion                                                          (56,962)
Net realized loss on investments                                              1,926
Net change in unrealized appreciation on investments                        (96,140)
Increase in interest receivable                                            (171,044)
Increase in receivable for securities sold                                  (45,203)
Increase in other assets                                                     (1,058)
Increase in payable for securities purchased                                487,293
Increase in payable for accrued expenses                                     50,817
                                                                      ---------------
Net cash used in operating activities                                   (19,100,139)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              9,500,000
Payments on bank borrowing                                               (5,600,000)
Proceeds from short-term floating rate notes issued                       2,625,000
Proceeds from shares sold                                                13,100,185
Payment on shares redeemed                                                 (149,600)
Cash distributions paid                                                    (155,103)
                                                                      ---------------
Net cash provided by financing activities                                19,320,482
-------------------------------------------------------------------------------------
Net increase in cash                                                        220,343
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     322,343
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $20,642.

Cash paid for interest on bank borrowings--$52,654.

Cash paid on short-term floating rate notes issued--$6,986.

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

..

                131 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     631,886
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (18,009,931)
Proceeds from disposition of investment securities                          105,000
Short-term investment securities, net                                   (14,474,336)
Premium amortization                                                         57,241
Discount accretion                                                          (66,258)
Net realized loss on investments                                                576
Net change in unrealized appreciation on investments                       (196,987)
Increase in interest receivable                                            (365,852)
Increase in other assets                                                     (1,214)
Increase in payable for securities purchased                              2,089,130
Increase in payable for accrued expenses                                     71,565
                                                                      ---------------
Net cash used in operating activities                                   (30,159,180)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             18,300,000
Payments on bank borrowing                                              (11,400,000)
Proceeds from short-term floating rate notes issued                       4,725,000
Proceeds from shares sold                                                19,504,611
Payment on shares redeemed                                                 (446,496)
Cash distributions paid                                                    (231,101)
                                                                      ---------------
Net cash provided by financing activities                                30,452,014
-------------------------------------------------------------------------------------
Net increase in cash                                                        292,834
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     394,834
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $85,167.

Cash paid for interest on bank borrowings--$104,557.

Cash paid on short-term floating rate notes issued--$12,574.

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

..

                132 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     928,913
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (17,756,713)
Proceeds from disposition of investment securities                          393,560
Short-term investment securities, net                                   (11,721,881)
Premium amortization                                                         71,406
Discount accretion                                                         (111,899)
Net realized loss on investments                                                354
Net change in unrealized appreciation on investments                       (368,424)
Increase in interest receivable                                            (333,709)
Increase in other assets                                                     (1,384)
Increase in payable for securities purchased                                742,910
Increase in payable for accrued expenses                                     56,401
                                                                      ---------------
Net cash used in operating activities                                   (28,100,466)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             16,100,000
Payments on bank borrowing                                              (10,600,000)
Proceeds from short-term floating rate notes issued                       4,000,000
Proceeds from shares sold                                                19,447,628
Payment on shares redeemed                                                 (295,698)
Cash distributions paid                                                    (301,106)
                                                                      ---------------
Net cash provided by financing activities                                28,350,824
-------------------------------------------------------------------------------------
Net increase in cash                                                        250,358
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     352,358
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $99,687.

Cash paid for interest on bank borrowings--$131,293.

Cash paid on short-term floating rate notes issued--$33,712.

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. Reflects the value of the Manager's initial seed money on May 10, 2006.

..

                133 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     180,246
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (7,715,781)
Proceeds from disposition of investment securities                           15,850
Short-term investment securities, net                                    (2,440,762)
Premium amortization                                                         20,698
Discount accretion                                                               (9)
Net realized loss on investments                                                593
Net change in unrealized appreciation on investments                        (38,553)
Increase in interest receivable                                            (135,467)
Increase in receivable for securities sold                                  (15,435)
Increase in other assets                                                       (852)
Increase in payable for securities purchased                                 10,322
Increase in payable for accrued expenses                                     46,943
                                                                      ---------------
Net cash used in operating activities                                   (10,072,207)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              5,300,000
Payments on bank borrowing                                               (2,600,000)
Proceeds from shares sold                                                 7,770,266
Payment on shares redeemed                                                   (4,477)
Cash distributions paid                                                     (88,193)
                                                                      ---------------
Net cash provided by financing activities                                10,377,596
-------------------------------------------------------------------------------------
Net increase in cash                                                        305,389
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     407,389
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $6,754.

Cash paid for interest on bank borrowings--$27,370.

1. For the period from November 7, 2006 (commencement of operations) to March
31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

..

                134 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     260,256
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (12,673,509)
Proceeds from disposition of investment securities                           35,000
Short-term investment securities, net                                    (9,711,356)
Premium amortization                                                         40,887
Discount accretion                                                          (30,002)
Net realized loss on investments                                              1,301
Net change in unrealized appreciation on investments                        (47,367)
Increase in interest receivable                                            (275,760)
Increase in other assets                                                     (1,143)
Increase in payable for securities purchased                                576,034
Increase in payable for accrued expenses                                     49,885
                                                                      ---------------
Net cash used in operating activities                                   (21,775,774)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             10,500,000
Payments on bank borrowing                                               (7,000,000)
Proceeds from short-term floating rate notes issued                       2,800,000
Proceeds from shares sold                                                15,915,607
Payment on shares redeemed                                                 (115,593)
Cash distributions paid                                                    (102,237)
                                                                      ---------------
Net cash provided by financing activities                                21,997,777
-------------------------------------------------------------------------------------
Net increase in cash                                                        222,003
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     324,003
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $83,062.

Cash paid for interest on bank borrowings--$24,168.

Cash paid on short-term floating rate notes issued--$7,451.

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

..

                135 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

STATEMENT OF CASH FLOWS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     999,199
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (24,712,685)
Proceeds from disposition of investment securities                          290,000
Short-term investment securities, net                                   (10,895,113)
Premium amortization                                                         51,229
Discount accretion                                                         (105,707)
Net realized loss on investments                                              5,862
Net change in unrealized appreciation on investments                       (395,015)
Increase in interest receivable                                            (427,205)
Increase in receivable for securities sold                                   (5,000)
Increase in other assets                                                     (1,307)
Increase in payable for securities purchased                              1,139,816
Increase in payable for accrued expenses                                     55,035
                                                                      ---------------
Net cash used in operating activities                                   (34,000,891)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             21,200,000
Payments on bank borrowing                                              (18,100,000)
Proceeds from short-term floating rate notes issued                       5,650,000
Proceeds from shares sold                                                26,269,464
Payment on shares redeemed                                                 (444,712)
Cash distributions paid                                                    (334,535)
                                                                      ---------------
Net cash provided by financing activities                                34,240,217
-------------------------------------------------------------------------------------
Net increase in cash                                                        239,326
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     341,326
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $102,700.

Cash paid for interest on bank borrowings--$134,518.

Cash paid on short-term floating rate notes issued--$18,507.

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. Reflects the value of the Manager's initial seed money investment on May 10,
2006.

..

                136 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

For the Period Ended March 31, 2007 1
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     523,092
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                       (10,429,390)
Proceeds from disposition of investment securities                          104,919
Short-term investment securities, net                                    (7,106,095)
Premium amortization                                                         57,082
Discount accretion                                                          (68,195)
Net realized loss on investments                                              1,454
Net change in unrealized appreciation on investments                       (189,958)
Increase in interest receivable                                            (218,956)
Increase in receivable for securities sold                                 (668,100)
Increase in other assets                                                     (1,108)
Increase in payable for securities purchased                                 92,980
Increase in payable for accrued expenses                                     47,745
                                                                      ---------------
Net cash used in operating activities                                   (17,854,530)

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                             11,000,000
Payments on bank borrowing                                               (7,100,000)
Proceeds from short-term floating rate notes issued                       2,500,000
Proceeds from shares sold                                                12,398,189
Payment on shares redeemed                                                 (540,688)
Cash distributions paid                                                    (190,840)
                                                                      ---------------
Net cash provided by financing activities                                18,066,661
-------------------------------------------------------------------------------------
Net increase in cash                                                        212,131
-------------------------------------------------------------------------------------
Cash, beginning balance                                                     102,000 2
                                                                      ---------------
Cash, ending balance                                                  $     314,131
                                                                      ===============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $35,656.

Cash paid for interest on bank borrowings--$87,124.

Cash paid on short-term floating rate notes issued--$18,459.

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. Reflects the value of the Manager's initial seed money on May 31, 2006.

..

                137 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) ARIZONA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.80     $          13.80     $          13.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .37                  .31                  .29
Net realized and unrealized gain                                                    .39                  .39                  .41
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .76                  .70                  .70
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.26)                (.21)                (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.30     $          14.29     $          14.29
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 5.61%                5.16%                5.18%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         10,308     $             80     $          1,284
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          6,676     $             44     $            411
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.52%                4.56%                4.39%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.88%               11.63%                4.48%
Interest and fees on short-term floating rate notes issued 5                        .14%                 .14%                 .14%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.02% 6             11.77% 6              4.62% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                138 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MARYLAND MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.70     $          12.70     $          12.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .33                  .27                  .27
Net realized and unrealized gain                                                    .18                  .18                  .17
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .51                  .45                  .44
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.24)                (.19)                (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          12.97     $          12.96     $          12.95
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 4.00%                3.50%                3.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         11,322     $            380     $          1,894
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          8,826     $            173     $            671
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.40%                4.46%                4.41%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.90%                5.87%                4.29%
Interest and fees on short-term floating rate notes issued 5                        .15%                 .15%                 .15%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.05% 6              6.02% 6              4.44% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               1%                   1%                   1%

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                139 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MASSACHUSETTS MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.70     $          13.70     $          13.70
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .57                  .47                  .46
Net realized and unrealized gain                                                    .48                  .50                  .50
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.05                  .97                  .96
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.41)                (.33)                (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.34     $          14.34     $          14.33
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 7.73%                7.13%                7.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         16,475     $            632     $          2,695
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         10,143     $            195     $            748
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.67%                4.69%                4.59%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       3.05%                4.92%                4.24%
Interest and fees on short-term floating rate notes issued 5                        .16%                 .16%                 .16%
                                                                       =============================================================
Total expenses                                                                     3.21% 6              5.08% 6              4.40% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               1%                   1%                   1%

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                140 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) MICHIGAN MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.60     $          13.60     $          13.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .65                  .51                  .52
Net realized and unrealized gain                                                    .64                  .69                  .67
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.29                 1.20                 1.19
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.46)                (.37)                (.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.43     $          14.43     $          14.42
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 9.62%                9.03%                8.94%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         17,170     $            506     $          2,309
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         11,550     $            196     $            845
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.82%                4.55%                4.63%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.63%                4.43%                3.76%
Interest and fees on short-term floating rate notes issued 5                        .34%                 .34%                 .34%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.97% 6              4.77% 6              4.10% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               4%                   4%                   4%

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                141 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) MINNESOTA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          13.60     $          13.60     $          13.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .30                  .26                  .26
Net realized and unrealized gain                                                    .09                  .08                  .08
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .39                  .34                  .34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.20)                (.16)                (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.79     $          13.78     $          13.78
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 2.85%                2.48%                2.47%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $          7,832     $            215     $            164
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          6,330     $             95     $             77
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.53%                4.75%                4.75%
Total expenses                                                                     3.44% 5              8.87% 5              9.87% 5
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from November 7, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                142 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) NORTH CAROLINA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          14.40     $          14.40     $          14.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .31                  .25                  .25
Net realized and unrealized gain                                                    .19                  .20                  .19
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .50                  .45                  .44
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.26)                (.21)                (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          14.64     $          14.64     $          14.63
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 3.48%                3.14%                3.02%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         10,883     $             62     $          5,224
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          7,927     $             47     $          2,670
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              4.48%                3.59%                3.56%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.09%               10.13%                2.95%
Interest and fees on short-term floating rate notes issued 5                        .15%                 .15%                 .15%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.24% 6             10.28% 6              3.10% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%                   0%                   0%

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                143 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

OPPENHEIMER ROCHESTER(TM) OHIO MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.80     $          12.80     $          12.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .61                  .52                  .46
Net realized and unrealized gain                                                    .61                  .62                  .67
                                                                       -------------------------------------------------------------
Total from investment operations                                                   1.22                 1.14                 1.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.44)                (.36)                (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.58     $          13.58     $          13.57
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 9.78%                9.13%                9.01%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         22,292     $            935     $          3,895
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $         12,528     $            419     $            784
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.81%                4.96%                4.48%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       2.49%                3.95%                3.45%
Interest and fees on short-term floating rate notes issued 5                        .17%                 .17%                 .17%
                                                                       -------------------------------------------------------------
Total expenses                                                                     2.66% 6              4.12% 6              3.62% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               2%                   2%                   2%

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

..

                144 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OPPENHEIMER ROCHESTER(TM) VIRGINIA MUNICIPAL FUND

                                                                                CLASS A              CLASS B              CLASS C
                                                                           PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                                                       MARCH 31, 2007 1     MARCH 31, 2007 1     MARCH 31, 2007 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $          12.60     $          12.60     $          12.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .54                  .43                  .43
Net realized and unrealized gain                                                    .44                  .47                  .44
                                                                       -------------------------------------------------------------
Total from investment operations                                                    .98                  .90                  .87
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.37)                (.30)                (.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $          13.21     $          13.20     $          13.19
                                                                       =============================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 7.81%                7.13%                6.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $         11,023     $            150     $          1,263
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $          7,721     $             40     $            400
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              5.89%                4.66%                4.69%
Expenses excluding interest and fees on short-term floating rate
notes issued                                                                       3.11%                8.07%                4.38%
Interest and fees on short-term floating rate notes issued 5                        .32%                 .32%                 .32%
                                                                       -------------------------------------------------------------
Total expenses                                                                     3.43% 6              8.39% 6              4.70% 6
Expenses after payments and waivers and reduction to custodian
expenses                                                                           0.80%                1.55%                1.55%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               2%                   2%                   2%

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at March 31, 2007.

                145 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester Arizona Municipal Fund ("Arizona Fund"), Oppenheimer
Rochester Maryland Municipal Fund ("Maryland Fund"), Oppenheimer Rochester
Massachusetts Municipal Fund ("Massachusetts Fund"), Oppenheimer Rochester
Michigan Municipal Fund ("Michigan Fund"), Oppenheimer Rochester Minnesota
Municipal Fund ("Minnesota Fund"), Oppenheimer Rochester North Carolina
Municipal Fund ("North Carolina Fund"), Oppenheimer Rochester Ohio Municipal
Fund ("Ohio Fund") and Oppenheimer Rochester Virginia Municipal Fund ("Virginia
Fund") (the "Funds") are each non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of each of the Funds is to seek a high level of current interest income exempt from federal and its state income taxes for individual investors as is consistent with preservation of capital. The Funds' investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Funds offer Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Funds in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Funds.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds'
assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, identified by the portfolio pricing service, prior to the time when the Funds' assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds' assets are valued. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds' assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Funds on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Funds may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease

                146 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

in value prior to their delivery. The Funds maintain internally designated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Funds' net asset value to the extent the Funds execute such transactions while remaining substantially fully invested. The Funds may also sell securities that they purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Funds had purchased securities issued on a when-issued basis or forward commitment and sold securities issued on a when-issued basis or forward commitment as follows:

                                   PURCHASED ON A WHEN-ISSUED BASIS
                                              OR FORWARD COMMITMENT
             ------------------------------------------------------
             Arizona Fund                              $    200,000
             Maryland Fund                                  357,623
             Massachusetts Fund                           2,000,000
             North Carolina Fund                            400,000

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Funds invest in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Funds will not invest more than 20% of their total assets in inverse floaters.
As of March 31, 2007, the following funds held inverse floaters:

                                  INVERSE FLOATER   % OF TOTAL ASSETS
            ---------------------------------------------------------
            Arizona Fund              $   253,000                1.49%
            Maryland Fund                 379,500                1.83
            Massachusetts Fund            683,100                2.03
            Michigan Fund               1,063,740                3.51
            North Carolina Fund           404,800                1.75
            Ohio Fund                   1,009,610                2.72
            Virginia Fund                 539,290                2.84

Certain inverse floating rate securities are created when the Funds purchase and subsequently transfer a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Funds. The terms of these inverse floating rate securities grant the Funds the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Funds' repurchase of the underlying municipal bond.
Following such a request, the Funds pay the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond.
These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Funds include the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Funds also include the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on their Statements of Assets and
Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Funds'
Statements of Operations. At March 31, 2007 municipal bond holdings shown on the
Fund's Statement of Investments are held by such Trusts and serve as collateral for the short-term floating rate notes issued and outstanding at that date. The value of the municipal bond holdings and the short-term floating rate notes issued are shown in the following table.

                147 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                             VALUE OF MUNICIPAL BOND   SHORT-TERM FLOATING
                                            HOLDINGS     RATE NOTES ISSUED
       -------------------------------------------------------------------
       Arizona Fund                     $  2,003,000          $  1,750,000
       Maryland Fund                       3,004,500             2,625,000
       Massachusetts Fund                  5,408,100             4,725,000
       Michigan Fund                       5,063,740             4,000,000
       North Carolina Fund                 3,204,800             2,800,000
       Ohio Fund                           6,659,610             5,650,000
       Virginia Fund                       3,039,290             2,500,000

At March 31, 2007, the Funds' residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL             INVERSE                                                COUPON   MATURITY      VALUE AS OF
AMOUNT                FLOATER 1                                              RATE 2       DATE   MARCH 31, 2007
---------------------------------------------------------------------------------------------------------------
ARIZONA FUND
$ 250,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      253,000
                                                                                                 ==============
MARYLAND FUND
$ 375,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      379,500
                                                                                                 ==============
MASSACHUSETTS FUND
$ 675,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      683,100
                                                                                                 ==============
MICHIGAN FUND
$ 250,000             Detroit GO ROLs                                         8.478%    4/1/25   $      307,540
  500,000             Detroit Sewer Disposal System                           5.319     7/1/10          503,200
  250,000             Puerto Rico Highway & Transportation Authority ROLs     6.178     7/1/45          253,000
                                                                                                 --------------
                                                                                                 $    1,063,740
                                                                                                 ==============
NORTH CAROLINA FUND
$ 400,000             Puerto Rico Highway & Transportation Authority ROLs     6.178%    7/1/45   $      404,800
                                                                                                 ==============
OHIO FUND
$ 250,000             OH Higher Educational Facility ROLs                     8.290%   12/1/44   $      301,210
  700,000             Puerto Rico Highway & Transportation Authority ROLs     6.178     7/1/45          708,400
                                                                                                 --------------
                                                                                                 $    1,009,610
                                                                                                 ==============
VIRGINIA FUND
$ 250,000             VA Port Authority ROLs                                  8.200%    7/1/36   $      286,290
  250,000             Puerto Rico Highway & Transportation Authority ROLs     6.178     7/1/45          253,000
                                                                                                 --------------
                                                                                                 $      539,290
                                                                                                 ==============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 87 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Funds intend to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

                148 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

The tax components of capital shown in the table below represents distribution requirements the Funds must satisfy under the income tax regulations, losses the
Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                     NET UNREALIZED
                                                                                 APPRECIATION BASED
                       UNDISTRIBUTED                                          ON COST OF SECURITIES
                                 NET   UNDISTRIBUTED           ACCUMULATED    AND OTHER INVESTMENTS
                          INVESTMENT       LONG-TERM                  LOSS       FOR FEDERAL INCOME
                              INCOME            GAIN    CARRYFORWARD 1,2,3             TAX PURPOSES
---------------------------------------------------------------------------------------------------
Arizona Fund                $ 57,217           $  --                $  855               $  130,375
Maryland Fund                 70,873              --                 1,926                   96,140
Massachusetts Fund           120,396              --                   576                  196,987
Michigan Fund                162,560              --                 1,164                  369,234
Minnesota Fund                50,093              --                   593                   38,553
North Carolina Fund           31,792              --                 1,301                   47,367
Ohio Fund                    175,330              --                 5,612                  394,765
Virginia Fund                108,883              --                 1,469                  189,973

1. As of March 31, 2007, the Funds had net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions as shown in the table below.

                                            NET CAPITAL LOSS CARRYFORWARDS
       -------------------------------------------------------------------
       Arizona Fund                                                  $  --
       Maryland Fund                                                    --
       Massachusetts Fund                                              173
       Michigan Fund                                                   184
       Minnesota Fund                                                   --
       North Carolina Fund                                              --
       Ohio Fund                                                         5
       Virginia Fund                                                    19

      As of March 31, 2007, details of the capital loss carryforwards were as follows:

       MASSACHUSETTS FUND                   OHIO FUND
       -------------------------------      ------------------------------
       EXPIRING                             EXPIRING
       2015                     $  173      2015                      $  5

       MICHIGAN FUND                        VIRGINIA FUND
       -------------------------------      ------------------------------
       EXPIRING                             EXPIRING
       2015                     $  184      2015                      $ 19

2. As of March 31, 2007, the Funds had post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016. As of March 31, 2007, the post-October losses were as follows:

                                               POST-OCTOBER LOSSES
       -----------------------------------------------------------
       Arizona Fund                                        $   855
       Maryland Fund                                         1,926
       Massachusetts Fund                                      403
       Michigan Fund                                           980
       Minnesota Fund                                          593
       North Carolina Fund                                   1,301
       Ohio Fund                                             5,607
       Virginia Fund                                         1,450

3. During the fiscal year ended March 31, 2007, the Funds did not utilize any capital loss carryforward.

                149 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Accordingly, the following amounts have been reclassified for March 31, 2007.
Net assets of the Funds were unaffected by the reclassifications.

                                                               INCREASE TO
                                  REDUCTION TO PAID-IN     ACCUMULATED NET
                                               CAPITAL   INVESTMENT INCOME
       -------------------------------------------------------------------
       Arizona Fund                           $  1,774            $  1,774
       Maryland Fund                             2,699               2,699
       Massachusetts Fund                          616                 616
       Michigan Fund                             1,789               1,789
       Minnesota Fund                            2,516               2,516
       North Carolina Fund                       2,584               2,584
       Ohio Fund                                 1,767               1,767
       Virginia Fund                               294                 294

The tax character of distributions paid during the period ended March 31, 2007 was as follows:

                             EXEMPT-INTEREST DIVIDENDS     ORDINARY INCOME
       -------------------------------------------------------------------
       Arizona Fund                         $  134,868              $  106
       Maryland Fund                           182,485                 303
       Massachusetts Fund                      325,915                 549
       Michigan Fund                           411,054                 261
       Minnesota Fund                           99,055                  --
       North Carolina Fund                     192,702                 286
       Ohio Fund                               450,942                 348
       Virginia Fund                           232,580                 173

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                      FEDERAL TAX COST   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                         OF SECURITIES       APPRECIATION       DEPRECIATION     APPRECIATION
---------------------------------------------------------------------------------------------
Arizona Fund            $   14,279,163        $   155,865         $   25,490      $   130,375
Maryland Fund               17,037,542            130,705             34,565           96,140
Massachusetts Fund          27,662,708            242,127             45,140          196,987
Michigan Fund               25,124,363            395,732             26,498          369,234
Minnesota Fund              10,119,411             46,646              8,093           38,553
North Carolina Fund         19,537,679             87,061             39,694           47,367
Ohio Fund                   29,716,664            429,365             34,600          394,765
Virginia Fund               14,940,210            204,773             14,800          189,973

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Funds have adopted an unfunded retirement plan (the
"Plan") for the Funds' independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During

                150 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

the period ended March 31, 2007, the Funds' projected benefit obligations were increased and payments were made to retired trustees, resulting in an accumulated liability as shown in the following table:

                              PROJECTED BENEFIT   PAYMENTS MADE TO   ACCUMULATED
                          OBLIGATIONS INCREASED   RETIRED TRUSTEES     LIABILITY
--------------------------------------------------------------------------------
Arizona Fund                             $  277              $  31        $  246
Maryland Fund                               398                 44           354
Massachusetts Fund                          572                 89           483
Michigan Fund                               723                115           608
Minnesota Fund                              240                 24           216
North Carolina Fund                         319                 30           289
Ohio Fund                                   755                120           635
Virginia Fund                               496                 80           416

The Funds' Board of Trustees have adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Funds or in other Oppenheimer funds selected by the Trustee. The
Funds purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Funds' assets equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and
Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Funds' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of their custodian accounts during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Funds, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Funds during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Funds' organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Funds. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                151 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the Funds were as follows:

ARIZONA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 713,364   $     10,027,355
Dividends and/or distributions reinvested                899             12,860
Redeemed                                                (721)           (10,379)
                                                --------------------------------
Net increase                                         713,542   $     10,029,836
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                   5,491   $         78,562
Dividends and/or distributions reinvested                 18                251
Redeemed                                                  (5)               (64)
                                                --------------------------------
Net increase                                           5,504   $         78,749
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                  89,709   $      1,281,692
Dividends and/or distributions reinvested                 82              1,176
Redeemed                                                  (2)               (28)
                                                --------------------------------
Net increase                                          89,789   $      1,282,840
                                                ================================

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. The Fund sold 7,246.377 shares of Class A at a value of $100,000 and 72.464 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 31, 2006.

MARYLAND FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 873,908   $     11,181,124
Dividends and/or distributions reinvested              1,120             14,524
Redeemed                                              (9,826)          (127,334)
                                                --------------------------------
Net increase                                         865,202   $     11,068,314
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  29,175   $        378,447
Dividends and/or distributions reinvested                 42                542
Redeemed                                                  (2)               (26)
                                                --------------------------------
Net increase                                          29,215   $        378,963
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 149,735   $      1,937,604
Dividends and/or distributions reinvested                431              5,576
Redeemed                                              (3,968)           (51,512)
                                                --------------------------------
Net increase                                         146,198   $      1,891,668
                                                ================================

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. The Fund sold 7,874.02 shares of Class A at a value of $100,000 and 78.74 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 31, 2006.

                152 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

MASSACHUSETTS FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                               1,164,166   $     16,404,587
Dividends and/or distributions reinvested              4,865             69,749
Redeemed                                             (27,799)          (399,901)
                                                --------------------------------
Net increase                                       1,141,232   $     16,074,435
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  47,030   $        672,138
Dividends and/or distributions reinvested                220              3,149
Redeemed                                              (3,270)           (46,595)
                                                --------------------------------
Net increase                                          43,980   $        628,692
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 187,173   $      2,679,386
Dividends and/or distributions reinvested                856             12,269
Redeemed                                                  --                 --
                                                --------------------------------
Net increase                                         188,029   $      2,691,655
                                                ================================

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. The Fund sold 7,299.27 shares of Class A at a value of $100,000 and 72.993 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 31, 2006.

MICHIGAN FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                               1,178,570   $     16,510,380
Dividends and/or distributions reinvested              5,711             82,199
Redeemed                                              (2,078)           (30,063)
                                                --------------------------------
Net increase                                       1,182,203   $     16,562,516
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  38,305   $        552,605
Dividends and/or distributions reinvested                244              3,516
Redeemed                                              (3,591)           (51,681)
                                                --------------------------------
Net increase                                          34,958   $        504,440
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 173,933   $      2,498,899
Dividends and/or distributions reinvested                970             13,972
Redeemed                                             (14,903)          (214,884)
                                                --------------------------------
Net increase                                         160,000   $      2,297,987
                                                ================================

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. The Fund sold 7,352.941 shares of Class A at a value of $100,000 and 73.529 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 10, 2006.

                153 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST Continued

MINNESOTA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 560,338   $      7,650,736
Dividends and/or distributions reinvested                378              5,211
Redeemed                                                (322)            (4,450)
                                                --------------------------------
Net increase                                         560,394   $      7,651,497
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  15,525   $        213,286
Dividends and/or distributions reinvested                 38                523
Redeemed                                                  (2)               (27)
                                                --------------------------------
Net increase                                          15,561   $        213,782
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                  11,766   $        161,762
Dividends and/or distributions reinvested                 74              1,020
Redeemed                                                  --                 --
                                                --------------------------------
Net increase                                          11,840   $        162,782
                                                ================================

1. For the period from November 7, 2006 (commencement of operations) to March
31, 2007.

2. The Fund sold 7,352.941 shares of Class A at a value of $100,000 and 73.529 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 31, 2006.

NORTH CAROLINA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 737,964   $     10,740,097
Dividends and/or distributions reinvested              3,903             57,119
Redeemed                                              (5,473)           (80,185)
                                                --------------------------------
Net increase                                         736,394   $     10,717,031
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                   6,300   $         92,241
Dividends and/or distributions reinvested                  8                114
Redeemed                                              (2,141)           (31,341)
                                                --------------------------------
Net increase                                           4,167   $         61,014
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 358,919   $      5,249,530
Dividends and/or distributions reinvested              1,766             25,829
Redeemed                                              (3,703)           (54,073)
                                                --------------------------------
Net increase                                         356,982   $      5,221,286
                                                ================================

1. For the period from October 10, 2006 (commencement of operations) to March
31, 2007.

2. The Fund sold 6,944.444 shares of Class A at a value of $100,000 and 69.444 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 31, 2006.

                154 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

OHIO FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                               1,659,213   $     22,005,201
Dividends and/or distributions reinvested              6,352             86,063
Redeemed                                             (32,362)          (432,795)
                                                --------------------------------
Net increase                                       1,633,203   $     21,658,469
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  70,526   $        945,825
Dividends and/or distributions reinvested                381              5,157
Redeemed                                              (2,125)           (28,985)
                                                --------------------------------
Net increase                                          68,782   $        921,997
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 286,195   $      3,880,915
Dividends and/or distributions reinvested                848             11,480
Redeemed                                                 (22)              (295)
                                                --------------------------------
Net increase                                         287,021   $      3,892,100
                                                ================================

1. For the period from June 21, 2006 (commencement of operations) to March 31,
2007.

2. The Fund sold 7,812.50 shares of Class A at a value of $100,000 and 78.125 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 10, 2006.

VIRGINIA FUND

                                                PERIOD ENDED MARCH 31, 2007 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 860,844   $     11,089,523
Dividends and/or distributions reinvested              2,261             29,847
Redeemed                                             (36,659)          (484,472)
                                                --------------------------------
Net increase                                         826,446   $     10,634,898
                                                ================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                  11,184   $        147,680
Dividends and/or distributions reinvested                 66                869
Redeemed                                                  --                 --
                                                --------------------------------
Net increase                                          11,250   $        148,549
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                  99,596   $      1,311,273
Dividends and/or distributions reinvested                375              4,940
Redeemed                                              (4,274)           (56,216)
                                                --------------------------------
Net increase                                          95,697   $      1,259,997
                                                ================================

1. For the period from July 18, 2006 (commencement of operations) to March 31,
2007.

2. The Fund sold 7,936.508 shares of Class A at a value of $100,000 and 79.365 shares each of Class B and Class C at a value of $1,000, respectively, to the
Manager upon seeding of the Fund on May 31, 2006.

                155 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the period ended March 31, 2007, were as follows:

                                                  INVESTMENT SECURITIES
                                                   PURCHASES         SALES
       -------------------------------------------------------------------
       Arizona Fund                            $  10,832,084   $    35,000
       Maryland Fund                              13,734,513        60,000
       Massachusetts Fund                         18,009,931       105,000
       Michigan Fund                              17,756,713       393,560
       Minnesota Fund                              7,715,781        15,850
       North Carolina Fund                        12,673,509        35,000
       Ohio Fund                                  24,712,685       290,000
       Virginia Fund                              10,429,390       104,919

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with each of the Funds which provides for a fee at an average annual rate as shown in the following table:

       FEE SCHEDULE FOR THE FUNDS
       ---------------------------------------------------------
       Up to $500 million of net assets                    0.55%
       Next $500 million of net assets                     0.50
       Next $500 million of net assets                     0.45
       Over $1.5 billion of net assets                     0.40

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Funds. The Funds each pay OFS a per account fee. For the period ended March 31, 2007, the Funds paid OFS for services as shown in the table below.

       ---------------------------------------------------------------
       Arizona Fund                                          $  190
       Maryland Fund                                            381
       Massachusetts Fund                                     1,373
       Michigan Fund                                          1,374
       Minnesota Fund                                           164
       North Carolina Fund                                      843
       Ohio Fund                                              1,747
       Virginia Fund                                            706

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with each of the Funds, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Funds' principal underwriter in the continuous public offering of the Funds' classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Funds have each adopted a Service Plan (the
Plan) for Class A shares. The Funds reimburse the Distributor for a portion of their costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Funds. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Funds under the Plan are detailed in the Statements of Operations.

                156 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Funds have each adopted Distribution and Service Plans (the Plans) for Class B and Class C
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Funds pay the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Funds or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Funds of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Funds under the Plans are detailed in the
Statements of Operations. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B and Class C shares were as follows:

                                                        CLASS B    CLASS C
       -------------------------------------------------------------------
       Arizona Fund                                    $  2,228   $ 14,974
       Maryland Fund                                     16,397     28,937
       Massachusetts Fund                                18,075     37,860
       Michigan Fund                                     19,861     34,961
       Minnesota Fund                                     4,032      1,689
       North Carolina Fund                                2,689     61,291
       Ohio Fund                                         21,892     54,078
       Virginia Fund                                      6,148     15,351

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Funds. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares are shown in the table below for the period ended March
31, 2007.

                                            CLASS A          CLASS B         CLASS C
                            CLASS A      CONTINGENT       CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED         DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES
                        RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY
                        DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------
Arizona Fund               $  5,197           $  --            $  --           $  --
Maryland Fund                12,946              --                3              --
Massachusetts Fund           29,199              --              397              --
Michigan Fund                22,305              --                4             529
Minnesota Fund                5,335              --                1              --
North Carolina Fund          13,043              --                1              --
Ohio Fund                    33,995              --                8              --
Virginia Fund                12,537              --               --              20

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Funds for certain expenses so that
"Total expenses" will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the period ended March 31, 2007, the Manager reimbursed the Funds as detailed in the following table.

                                            CLASS A     CLASS B    CLASS C
       -------------------------------------------------------------------
       Arizona Fund                       $  65,478    $  2,084   $  5,696
       Maryland Fund                         87,705       3,534      8,704
       Massachusetts Fund                   160,942       4,613     14,169
       Michigan Fund                        164,722       4,375     14,498
       Minnesota Fund                        66,277       2,761      2,543
       North Carolina Fund                   48,407       1,918     17,718
       Ohio Fund                            164,289       7,830     11,571
       Virginia Fund                        125,734       1,836      7,955

                157 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

During the period ended March 31, 2007, OFS waived fees as detailed in the following table.

                                                CLASS B
                ---------------------------------------
                Arizona Fund                        $33
                Michigan Fund                        29

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Funds will not invest more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Funds can each borrow money from banks in amounts up to one-third of their total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Funds. The Funds have entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables them to participate with certain other
Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Funds pledge investment securities in accordance with the terms of the Agreement.
Interest is charged to the Funds, based on their borrowings, at current commercial paper issuance rates (5.2781% as of March 31, 2007). The Funds pay additional fees of 0.30% per annum on their outstanding borrowings to manage and administer the facility and are allocated their pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended March 31, 2007, the Funds had borrowings outstanding at an interest rate of 5.2781%. Details of the borrowings for the period ended March
31, 2007 are listed in the following table.

                                                                                             MAXIMUM
                                                                                           AMOUNT OF
                                                                                          BORROWINGS
                                      AVERAGE                                            OUTSTANDING
                          AVERAGE       DAILY                       GROSS    GROSS LOAN       AT ANY        FEES    INTEREST
                       DAILY LOAN    INTEREST                  BORROWINGS    REPAYMENTS    MONTH-END        PAID        PAID
                      BALANCE FOR    RATE FOR    BORROWINGS        DURING        DURING       DURING      DURING      DURING
                       THE PERIOD  THE PERIOD   OUTSTANDING    THE PERIOD    THE PERIOD   THE PERIOD  THE PERIOD  THE PERIOD
                            ENDED       ENDED            AT         ENDED         ENDED        ENDED       ENDED       ENDED
                            MARCH       MARCH         MARCH         MARCH         MARCH        MARCH       MARCH       MARCH
                         31, 2007    31, 2007      31, 2007      31, 2007      31, 2007     31, 2007    31, 2007    31, 2007
----------------------------------------------------------------------------------------------------------------------------
Arizona Fund          $ 1,652,601      5.2790%  $ 3,100,000  $  8,800,000  $  5,700,000  $ 3,100,000  $    1,825  $   31,263
Maryland Fund           2,642,775      5.2792     3,900,000     9,500,000     5,600,000    4,700,000       3,968      52,654
Massachusetts Fund      3,585,603      5.2961     6,900,000    18,300,000    11,400,000    7,100,000       6,065     104,557
Michigan Fund           3,648,592      5.2880     5,500,000    16,100,000    10,600,000    5,800,000       7,655     131,293
Minnesota Fund          1,821,379      5.2760     2,700,000     5,300,000     2,600,000    2,700,000       1,592      27,370
North Carolina Fund     1,375,145      5.2790     3,500,000    10,500,000     7,000,000    3,500,000       1,444      24,168
Ohio Fund               3,636,268      5.2899     3,100,000    21,200,000    18,100,000    6,200,000       7,841     134,518
Virginia Fund           2,706,250      5.2960     3,900,000    11,000,000     7,100,000    3,900,000       5,037      87,124

                158 | OPPENHEIMER ROCHESTER STATE SPECIFIC MUNICIPAL FUNDS

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Funds' financial statements.
The Manager will continue to monitor the Funds' tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                  Appendix A

      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below for municipal  securities.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly  available  information  provided by the rating organizations.

Moody's Investors Service,  Inc.  ("Moody's")  Municipal Ratings are opinions of the  investment  quality  of  issuers  and  issues  in the  U.S.  municipal  and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal  Ratings are based upon the analysis of four primary factors  relating to municipal finance:  economy,  debt, finances,  and  administration/management strategies.  Each of the factors is evaluated individually and for its effect on the other  factors  in the  context of the  municipality's  ability to repay its debt.

   MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa  demonstrate  the  strongest  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness  relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers  or  issues  rated Ba  demonstrate  below-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other
US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues  rated Ca  demonstrate  extremely  weak  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest  creditworthiness  relative to other US municipal or tax-exempt issuers or issues.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS

In municipal  debt  issuance,  there are three rating  categories for short-term obligations that are considered  investment grade.  These ratings are designated as Moody's  Investment  Grade (MIG) and are divided  into three  levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations  (VRDOs), a two-component rating is assigned.  The first element  represents  Moody's evaluation of the degree of risk  associated  with  scheduled  principal and interest  payments.  The second element  represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term  rating  assigned to the demand feature of VRDOs is designated as
VMIG.  When either the long- or short-term  aspect of a VRDO is not rated,  that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity.  By contrast,  VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

MIG  3/VMIG 3:  Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG: Denotes  speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard &  Poor's"), a division of
The McGraw-Hill Companies, Inc.

LONG-TERM  ISSUE  CREDIT  RATINGS  Issue  credit  ratings  are based in  varying degrees, on the following considerations:

     o    Likelihood of payment-capacity  and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     o    Nature of and provisions of the obligation; and

     o    Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated  obligations only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated `A' are somewhat more susceptible to the adverse effects of  changes  in  circumstances  and  economic  conditions  than  obligations  in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C

An  obligation  rated `BB',  `B',  `CCC',  `CC',  and `C' are regarded as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  `BB' are less  vulnerable  to  nonpayment  than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions,  which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

B: An obligation  rated `B' are more vulnerable to nonpayment  than  obligations rated `BB',  but the obligor  currently  has the capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated `CCC' are currently  vulnerable to nonpayment  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation  rated `D' are in payment  default.  The `D' rating category is used when  payments  on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the  bank  may  terminate  its  obligation  to  purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the  successful  completion  of the  project  financed by the debt being rated and  indicates  that  payment of debt service  requirements  is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project,  makes no comment  on the  likelihood  of or the risk of  default  upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent  upon Standard &  Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard  &   Poor's   believes  may  experience  high  volatility  or  high
variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories are rated on the same basis as domestic  corporate and municipal issues. The ratings measure  the  creditworthiness  of the  obligor  but do not  take  into  account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present  commercial  bank  regulations  issued by the  Comptroller  of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general.

SHORT-TERM  ISSUE CREDIT RATINGS  Short-term  ratings are generally  assigned to those obligations considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A  short-term   obligation  rated  "A-3"  exhibits   adequate   protection
parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B:  A  short-term  obligation  rated  "B"  is  regarded  as  having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C: A short-term  obligation rated "C" is currently  vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard &  Poor's note rating  reflects the liquidity  factors and market  access  risks  unique  to notes.  Notes due in three  years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

     o    Amortization  schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     o    Source of  payment-the  more  dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch,  Inc.  International  credit  ratings assess the capacity to meet foreign currency or local  currency  commitments.  Both  "foreign  currency"  and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL  LONG-TERM  CREDIT RATINGS The following  ratings scale applies to foreign currency and local currency ratings. Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.  Plus (+) and minus (-) signs may be appended to a rating  symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL  SHORT-TERM  CREDIT RATINGS The following ratings scale applies to foreign  currency and local  currency  ratings.  A short-term  rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent

payment default.A-2

                     B-22
                  Appendix B

     SPECIAL CONSIDERATIONS RELATING TO
         STATE MUNICIPAL OBLIGATIONS

     Special  Investment  Considerations  -  Arizona  Municipal  Securities.  As
explained in the Prospectus,  the Fund's investments are highly sensitive to the fiscal  stability  of the  State of  Arizona  (referred  to in this  section  as
"Arizona" or the "State") and its subdivisions,  agencies,  instrumentalities or authorities, which issue the municipal securities in which the Fund invests. The following  information  on risk factors in  concentrating  in Arizona  municipal securities is only a summary that highlights  only some of the more  significant financial trends,  based on the State of Arizona  Comprehensive Annual Financial
Report for the Fiscal Year Ended June 30, 2006 ("2006 Annual  Report"),  reports prepared  by  State  Budget  officials,  official  statements  and  prospectuses relating to  securities  offerings of or on behalf of the State of Arizona,  its agencies,  instrumentalities  and  political  subdivisions,  and other  publicly available  documents,  as available on the date of this  Statement of Additional
Information.  No  representation is made as to the accuracy of this information.
The Arizona  Department of  Administration  explained that the data presented in the 2006 Annual Report, to the best of its knowledge and belief, was accurate in all material  respects and was reported in a manner which fairly  presented  the financial position and results of operations of the major and non-major funds of the State.

     To the extent that any statements  made below involve matters of forecasts, projections, opinions, assumptions or estimates, whether or not expressly stated
to be  such,  they  are  made as  such  and  not as  representations  of fact or certainty,  and no representation is made that any of these statements have been or will be  realized.  All  forecasts,  projections,  assumptions,  opinions  or estimates are "forward looking statements," which must be read with an abundance of caution and which may not be realized or may not occur in the future.

     ______Arizona's economy outpaced the nation in fiscal year 2006, with solid growth in labor markets, population, and person income. The State ranked fourth, nationally,  in terms of the number of jobs added  during  fiscal year 2006,  as reported by Arizona's Department of Economic Security,  Research Administration.
Annual  estimates of the U.S.  Census Bureau show that Arizona led the nation in population growth, with a 3.5% increase,  during fiscal year 2006. During fiscal year 2006,  personal income growth in Arizona, as reported by the U.S. Bureau of
Economic  Analysis,  increased  7.8%,  ranking Arizona sixth among all states in percentage  change.  Arizona's  economy  is  projected  by  the  State  to see a moderation  of growth in 2007.  Job growth was  expected  to slow as the housing market and growth in  consumer  spending  slows  down.  Nevertheless,  Arizona's economy was  projected  by the State to grow at a faster rate than the nation in
2007,  according  to a forecast  update of the  Arizona  Department  of Economic
Security, Research Administration.

     Arizona has been,  and is  projected  to continue to be, one of the fastest growing areas in the United States. Over the last several decades, the State has outpaced  most  other  states in  virtually  every  major  category  of  growth, including  population,  personal income,  gross state product, and job creation.
According to data from the U.S.  Department  of Commerce,  Bureau of the Census,
from 1990 to 2000, the State's  population grew approximately 40% and on July 1,
2004,  was  estimated  at 5.8  million.  Arizona  ranked  second  nationally  in population growth rate during the periods  1990-2000 and 2000-2004.  U.S. Census
Bureau  estimates  show that Arizona led the nation in population  growth during
2006, with a 3.5% increase.  The U.S. Bureau of Economic  Analysis reported that
Arizona  personal  income grew 7.8% in 2006,  ranking  sixth among all states in percentage change.

     The State of  Arizona  is the sixth  largest  state in terms of area,  with
113,998 square miles. The State is divided into fifteen  counties.  Two of these counties,  Maricopa  County  (including  Phoenix)  and  Pima  County  (including
Tucson),  are more urban in nature and  account for  approximately  75% of total population and 80% of total wage and salary employment in Arizona, based on 2000 estimates.

     ______As  growth in the  mining and  agricultural  employment  sectors  has diminished  over recent  decades,  significant  job growth has occurred in other areas,  including high  technology,  construction,  finance,  insurance and real estate.  For 2003,  the five  largest  employment  categories  in the State were trade;  government;  professional  and  business  services;  transportation  and utilities; education and health services and leisure and hospitality.

     |X| Factors Affecting Investments in Arizona Municipal Securities.

     Budgetary  Control.  Budgetary  control is maintained  through  legislative appropriation  and the  executive  branch  allotment  process.  The  Governor is required to submit an annual  budget to the  Legislature.  The budget is legally required to be adopted through passage of appropriation bills by the Legislature and approval by the  Governor.  The  appropriated  funds are  controlled  by the executive  branch  through an  allotment  process.  This process  allocates  the appropriation into quarterly  allotments by legal appropriation level. The State also maintains an encumbrance  accounting  system to further  enhance  budgetary control.  Encumbered  amounts  generally lapse as of the end of the fiscal year, with the exception of capital outlay and other continuing appropriations.  These appropriations and their encumbrances continue from year to year.

     Economic Condition and Outlook.  Arizona's economy was projected to grow at a faster rate than the nation in 2006 and 2007, according to the forecast update of the Arizona Department of Economic Security, Research Administration. Nonfarm
jobs were forecast to increase at a rate of 4.90% in 2006 and then slow to 4.00%
in 2007. Over the two-year period, nonfarm job growth is projected to add nearly
228,000 jobs in Arizona.

     Nonfarm  payroll  job data for July 2006,  reported  by the Bureau of Labor
Statistics,  showed Arizona as the second fastest growing state (4.80%) over the previous 12 months.  Additionally,  this report showed Arizona was ranked fourth in terms of the number of jobs added  since  July 2005.  Population  growth is a strong contributor to the State's faster-than-national pace of expansion.

     Job growth was  projected  in ten of eleven  major  industry  groups,  with information as the only industry  slipping back into continuing job losses.  The top five industries with the largest  projected job gains were  professional and
business   services,   construction,   trade,   transportation   and  utilities,
educational and health services, and leisure and hospitality.

     Among  Arizona's  major  industries,  natural  resources  and  mining  were projected  to have the  fastest  percentage  growth at  28.50%  in the  forecast period.  Professional  and business  services  were  projected to grow at 15.20%
during  the same time  period  and to add over  58,000  jobs.  Construction  was forecast to continue its expansion by growing 17.60% in 2006 and 2007. Financial activities  (growing at 8.80%) and  education and health  services  (8.20%) were projected  to round out  Arizona's  top five  expanding  industries  during  the forecast period.

     Arizona  factories  were  projected  to add 6,400 jobs for a growth rate of
3.50% over the forecast period.  Recent declines in the number of orders for new manufactured goods at the national level contributed to the downward revision of manufacturing  job growth in the State.  The slowdown in the housing  market was projected to impact manufacturing orders.

     Construction,  one of the most rapidly growing industries,  was forecast to increase  employment  by more than  40,000  jobs.  Even  with a cooling  housing market,  nonresidential  construction has continued to add jobs. However, higher costs and fewer  projects  are  expected to slow the industry to a 6.50% rate of expansion in 2007.

     Natural  resources  and  mining,  unlike all other  industry  groups,  were projected to accelerate as new Arizona based mining operations are completed and existing facilities are expanded.  Industrial output across the globe, including
East Asia,  North  America and Europe,  has  increased the demand for many mined nonmetallic and metallic ores including copper.  The rising demand and price has provided the incentive to many Arizona  mining firms to increase  their capacity to  extract  and  process  copper  and  other  metallic  ores.  Publicly  stated
employment  announcements by Arizona  employers in the industry account for most of the increase for this industry.  This industry was forecast to add 1,600 jobs in 2006 and 1,000 jobs in 2007.

     Trade,  transportation  and utilities  were forecast to have an increase of almost 40,000 jobs. Slower growth in consumer  spending,  due mostly from higher energy costs and sustained  higher interest  rates,  were expected to dampen job growth in this industry. In addition,  heightened concerns over safety and costs were expected to weaken the air transportation sector.

     The information sector was projected to lose slightly more than 1,000 jobs, as the result of continuing consolidation, outsourcing and automation.

     Financial activities were forecast to add almost 16,000 jobs. Due to higher interest  rates on mortgages  and other  customer and  business  loan  products, growth was anticipated, although at a lower rate. This industry was nevertheless forecast to grow at 5.00% in 2006 and 3.80% in 2007.

     Professional  and business  services  sectors were  forecast to have strong labor demand, growing by 8.10% in 2006 and 7.10% in 2007. Since this industry is a major  resource for the rest of the economy,  it can be expected to follow the overall economic trend.

     Education and health  services were projected to show an increase of 23,000 jobs.  Arizona's  population is expected to grow at more than 2.5 times the rate of  population  growth for the rest of the U.S. for the same  period,  providing strength in this industry.  Faster than national population growth in Arizona is driving the expansion in this industry.

     Leisure and  hospitality  was  projected to add almost 21,000 jobs over the
2006-07  period.  Growth  in this  industry  should  be  sustained  by a growing economy.  High fuel prices and greater air travel  restrictions  are expected to dampen some related tourist demand.

     Government was forecast to maintain its previously  projected rate and have a gain of almost 16,000 jobs.

     Arizona's  forecast  update shows  continued,  yet slowing,  growth through
2006-07.  nevertheless,  Arizona's  job growth should be expected to outpace the nation.  This update  includes an  expectation  of a slower second half of 2006, with further  slowing in 2007.  Ten of eleven major  industries are predicted to add jobs in both 2006 and 2007.  The greatest  number of jobs can be expected to be added in professional and business services, while the fastest pace of growth among  industries  can be expected in natural  resources  and mining.  Arizona's economy remains  generally  strong,  but the weakness forecast in job growth for
2006-07 can be expected to be most evident in sectors  closely  associated  with consumer spending and in housing.

     |X|  Financial  Highlights  - Fiscal  Year 2006.  The State  reported  that
Arizona's state assets exceeded liabilities at the close of the 2006 fiscal year
by  $20.0  billion  ("net  assets").  Of  this  amount,   $985.535  million  was
unrestricted, $5.0 billion was restricted for specific purposes ("restricted net assets"), and $14.0 billion was invested in capital assets, net of related debt.

     The State's total net assets increased in fiscal year 2006 by $3.1 billion.
Net assets of  governmental  activities  increased  by $2.9  billion,  while net assets of the business-type activities increased by $241.135 million.

     As of the close of the fiscal year, the State's governmental funds reported combined ending fund balances of $5.6 billion,  an increase of $1.4 billion from the beginning of the year.  Approximately 38% of the combined fund balances,  or
$2.1  billion,  was  available  to meet the  State's  current  and future  needs
("unreserved fund balances").

     As of the close of the fiscal  year,  the  unreserved  fund balance for the
General Fund was $1.4 billion, or 8% of total General Fund expenditures.

     The enterprise  funds  reported net assets at year end of $2.8 billion,  an increase of $258.185 million during the year.

     The Land  Endowments  Fund  reported  a fund  balance at year's end of $2.0 billion,  an increase of $326.494  million during the year. The Land  Endowments
Fund is used to help finance  public  education  within the State as required by the federal government and the State's Constitution.

     The State's total long-term primary  government debt decreased slightly (by less than 1%) during the fiscal year to $5.7 billion. During the year, the State issued revenue bonds and  certificates of  participation of $782.880 million and
$175.027 million, respectively.

     The General Fund. At June 30, 2006,  unreserved fund balance of the General
Fund was $1.4 billion, while total fund balance closed the year at $2.3 billion.
As  a  measure  of  the  General  Fund's  liquidity,   unreserved  fund  balance
represented 8% of total  expenditures and other financing uses, while total fund balance represented 13% of the same amount.

     The fund balance of the State's General Fund increased by $955.736  million during the fiscal year.  The primary  source of the increase in fund balance was from the  increase  of sales tax and income  tax  revenues.  Sales tax  revenues increased  $881.221  million  from fiscal year 2005,  an increase of 19%.  Sales taxes paid by retail stores and construction contractors increased approximately
$387.765  million and $253.975  million,  respectively,  when compared to fiscal year 2005 sales tax receipts.  Income tax revenues  increased  $1.0 billion,  an increase of 29%.  Income taxes paid by  individuals  increased by  approximately
$812.594  million,  when  compared  to fiscal  year 2005  individual  income tax receipts.  Income taxes paid by corporations  increased  approximately  $194.338 million during the same period.

     Health and welfare expenditures and intergovernmental  revenue increased by
$568.922 million, or 7%, and $399.100 million, or 6%, as compared to fiscal year
2005, respectively. Overall program enrollment in the State's various healthcare programs declined .2%. However, the cost of healthcare  programs,  including the
Social  Security  Act Titles XIX  (Medicaid)  and XXI (State  Children's  Health
Insurance Program), were major contributing factors to an increase in health and welfare  expenditures  during  fiscal year 2006.  Utilization  and  inflationary trends of health care costs are incorporated into a rate development process for the managed  care  organization  capitation  rates.  The  capitation  rates were increased by a weighted average of 8% for the contract period of October 2005 to
September 2006, primarily due to pharmacy,  physician,  and inpatient costs. The
State received  additional  intergovernmental  revenue (including federal grants and county funding) to cover a major portion of these increased costs.

     Education expenditures increased $379.94 million, or 9%, compared to fiscal year  2005.  The  increase  can  be  primarily  attributed  to  an  increase  of approximately $216 million in State assistance for kindergarten  through twelfth grade  (K-12)  operating  expenditures  largely to support an increase of 40,543 student enrollments and a 3.2% inflation adjustment.  In addition,  expenditures for full day  kindergarten  increased  approximately  $22 million  and  programs supported by federal grant aid  increased by  approximately  $57 million  during fiscal year 2006.

     |X|  Long-term  Debt of the State.  The State issues no general  obligation debt instruments. The Arizona Constitution, under Article 9, Section 5, provides that the State may contract  general  obligation  debts not to exceed  $350,000.
This  provision  has been  interpreted  to restrict the State from  pledging its credit as a sole  payment  for debts  incurred  for the  operation  of the State government.  As a result,  the State pledges either dedicated revenue streams or the constructed  building or equipment acquired as security for the repayment of long-term debt instruments.

     As of June 30, 2006, the State  reported  having  long-term  revenue bonds, grant  anticipation  notes and certificates of participation  outstanding in the amounts of $2.909 billion, $325 million and $1.968 billion,  respectively, for a total of $5.202 billion.

     |X|  Long-term  Debt  of  Local  Governments.   The   creditworthiness   of
obligations   issued  by  local   Arizona   issuers  may  be  unrelated  to  the
creditworthiness of obligations issued by the State of Arizona,  and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     Unlike the State,  local governments in Arizona,  including cities,  towns, counties and school districts may issue general  obligation debt payable from ad valorem  property  taxes if approved at an election.  Examples of other types of obligations  issued by local government in Arizona include revenue bonds payable from the net revenues of municipal utility systems,  improvement  district bonds
payable  from  special   assessments   against   properties   benefited  by  the
improvements,  municipal  street and  highway  improvement  bonds  payable  from state-shared  street and highway user taxes,  fees and charges,  bonds and other obligations payable from locally imposed and state-shared  transaction privilege
(sales) taxes and lease purchase certificates of participation.

|X|___Ratings of the State's Securities

     As of July 20,  2007,  Moody's and  Standard  &  Poor's  have  assigned
Arizona bond equivalent ratings of "Aa3" and "AA", respectively, since the State does not issue general  obligation  debt  instruments.  The State pledges either dedicated revenue streams or the constructed  building or equipment  acquired as security for the  repayment of long-term  debt  instruments.  These ratings have been assigned based on the  creditworthiness  of the state.  Explanations of the significance  of such  ratings  may be  obtained  only from the rating  agencies furnishing  the same.  Each rating  expresses  only the view of such  respective rating agency. There can be no assurance that such ratings will continue for any given time or that such ratings will not be revised or withdrawn.  A revision or withdrawal  of any of the  ratings  may have an adverse  material  affect on the market of the state and  municipal  securities  in which the Michigan  Municipal
Fund invests.

     Special  Investment  Considerations  - Maryland  Municipal  Securities.  As
explained in the Prospectus,  the Fund's investments are highly sensitive to the fiscal  stability  of the State of Maryland  (referred to in this section as the
"State") and its subdivisions, agencies, instrumentalities or authorities, which issue  the  municipal  securities  in which  the  Fund  invests.  The  following information  on risk factors  connected with  investments in Maryland  municipal securities is only a summary,  based on  publicly-available  official statements relating to  offerings  by the State on or prior to March 1, 2007 and The 90 Day
Report  summarizing  the  2007  legislative  session  of  the  Maryland  General
Assembly. No representation is made as to the accuracy of this information.  The
State noted that all statements made in official statements  involving estimates or matters of opinion,  whether or not expressly so stated,  are intended merely as estimates or opinions and not as representations of facts, and are subject to change without notice from the State.  The State  explained that the information set forth in the official  statements has been obtained from the State and other sources that the State deemed to be  reliable.  Other  factors will affect State
and  local   government   issuers,   and  borrowers   under  conduit  loan  bond
arrangements.

     The State of  Maryland  has a  population  of  approximately  5.6  million.
Maryland's labor force totaled over 3.0 million  individuals in 2006,  including agricultural and nonagricultural  employment,  the unemployed, the self-employed and residents who commute to jobs in other  states.  Maryland's  economy is more reliant on the service and government  sectors than the nation as a whole, while the  manufacturing  sector  in  Maryland  is much  less  significant  than it is nationwide.  The State's  population  is  concentrated  around the Baltimore and
Washington D.C. Primary Metropolitan Statistical Areas (PMSAs), and proximity to
Washington  D.C. and military  installations  have  resulted in an above average percentage  of  employees  in  government.  As a result,  Maryland's  economy is particularly  sensitive to changes in federal  employment  and spending.  Annual unemployment rates have been below those of the national average for each of the last 20 years. The unemployment  figure for 2006 was 3.8% compared to a national rate for the same period of 4.6%.  Total Maryland  employment  increased by 3.8%
between  2003 and  2006.  Total  nonagricultural  employment  increased  by 4.0%
between 2003 and 2006.  Unemployment  in Maryland  could increase as a result of national or local economic  conditions.  The State's per capita  personal income was the fourth highest in the country in 2005, where it has been since 2001.

     Maryland  residents  received  almost $235.2 billion in personal  income in
2005.  Total  personal  income  increased at a rate of 6.3%,  above the national average of 5.2%.  Maryland  per  capita  income of  $41,996  remained  above the national average in 2005 of $34,495.  Per capita income varies across the State, with the highest incomes in the Washington and Baltimore regions.  As one of the wealthier  states in the country,  a greater share of personal income is derived from  dividends,  interest  and rent,  and a lesser  share  comes from  transfer payments.

     The State of Maryland has an employment  based  largely in services,  trade and government.  Those sectors, along with financial activities, are the largest contributors to the gross state product.  Manufacturing, on the other hand, is a much smaller  proportion of employment  than for the nation as a whole.  General
Fund  revenues on a budgetary  basis  realized in the State's  fiscal year ended
June 30, 2006,  were above  original  estimates by $46.5  million,  or 0.4%.  At present,  the State faces a structural  fiscal deficit for upcoming fiscal years which needs to be addressed during the next legislative session.

     |X| Factors Affecting Investments in Maryland Municipal  Securities.  State
Finances -- General. The State enacts its budget annually.  The General Assembly is  prohibited by the Maryland  Constitution  from amending the budget to affect certain  specified  provisions,  including the obligations or debt of the State.
Except for these specified provisions, the General Assembly may amend the budget to increase or decrease  appropriations relating to the legislative and judicial branches  and it  may  strike  out or  reduce  executive  branch  appropriations submitted by the Governor. The Maryland Constitution requires the State to enact a balanced  budget for each of its fiscal  years,  which run from July 1 to June
30. After the enactment of the budget,  and not before,  the General Assembly is
permitted  to  enact   supplementary   appropriations  but  may  not  enact  any
supplementary  appropriation  unless embodied in a separate bill that is limited to a single  object or purpose and  provides  the revenue  necessary  to pay the appropriation by a tax to be levied and collected under the terms of the bill.

     State  Revenues.  The State's  revenues  are derived  largely  from certain broad-based  taxes,  including  statewide  income,  sales,  motor  vehicle,  and
property  taxes.   Non-tax  revenues  are  largely  received  from  the  federal government for transportation, health care, welfare and other social programs.

     Income Taxes.  The State imposes an income tax on (1) the federal  adjusted
gross  income  of  individuals,   subject  to  certain   positive  and  negative
adjustments and minus certain  deductions and personal  exemptions;  and (2) the federal taxable income of corporations, subject to certain positive and negative adjustments.  The  rate of tax for  individuals,  subject  to  certain  standard deductions,  is 2% on the  first  $1,000 of  taxable  income,  3% on the  second
$1,000,  4% on the third $1,000 and 4.75% on taxable income in excess of $3,000.
In addition,  each county and Baltimore City must levy a local income tax at the rate of at least 1% but not more than 3.2% of the individual's  Maryland taxable income.  Corporations  (domestic and foreign),  including financial institutions and utilities, generally pay tax at the rate of 7% on the portion of net taxable income allocable to the State.

     Sales and Use Taxes.  The State  imposes a 5% sales and use tax on a retail sale or use of tangible  personal  property in the State and certain  enumerated services (most services are exempt).

     Property  Taxes.  The State  imposes a tax at a rate  expressed per $100 of assessed value on all real property  subject to taxation.  For fiscal years 2004 through  2006,  the State  property  tax rate was set at 13.2  cents per $100 of assessed  value.  For fiscal 2007,  the State  property tax rate was set at 11.2 cents per $100.  Each of the counties and  Baltimore  City levies its own tax at rates  established by them, as do most incorporated  municipalities.  Generally, all real property is  physically  inspected and assessed at full cash value once every three years.

     Lottery  Revenues.  The State operates eight major lottery games. In fiscal year  2006,  the  allocation  of  gross  sales  was  57.8% to  prizes,  10.1% to administrative  costs and  agents'  commissions,  and  32.1% to State  revenues.
Except for administrative costs and the net proceeds of designated instant games and a portion of Mega Millions revenues,  the State revenues are credited to the
State's  General Fund (the State  operating fund from which all general costs of
State government are paid and to which taxes and other revenues not specifically directed by law to be deposited in separate funds are recorded).

     Other Taxes. The State also receives  revenues from additional tax sources, including public service company  franchise taxes,  taxes on insurance  premiums allocable to the State,  motor vehicle fuel and titling  taxes and  registration fees,  taxes  on the  recordation  of  instruments  conveying  title  to real or personal property and conveying leasehold  interests in real property,  taxes on cigarettes and other tobacco products, inheritance taxes, taxes or fees relating to Chesapeake Bay restoration, and taxes on alcoholic beverages.

     Other Revenues. Exclusive of the proceeds of bond issues, approximately 50%
of the State's  revenues  in its fiscal  year ended June 30, 2006 were  received from sources other than taxes and lottery  receipts.  The largest component (25%
of total  revenues)  was received  from the federal  government  for highway and transit  reimbursements;  reimbursements  and grants for health  care  programs;
categorical  and  matching  aid for  public  assistance,  social  services,  and employment security; aid for public education;  and miscellaneous  grants-in-aid to State  agencies.  In addition to federal funds,  the State receives  revenues from court fines and costs;  patient  payments for services in State  hospitals;
interest on invested  funds;  and tuition  fees paid to  institutions  of higher education.  The State also  receives  revenues  from  operations of the Maryland
Transit  Administration,  the  Maryland  Port  Administration,  and the Maryland
Aviation Administration, which are paid into the Transportation Trust Fund.

     General Fund revenues on a budgetary  basis  realized in the State's fiscal year ended June 30, 2006, were above estimates by $46.5 million, or 0.4%.

     State  Expenditures  and  Services.  State  expenditures  and  services for capital and operating  programs  include a typical range of direct  governmental services and activities,  as well as State support and aid to local governmental units, primarily in the areas of education and transportation.

     Public  Education.  The agencies  administering  public education spend the largest  portion of State  revenues.  Based on the State's 2007  Budget,  public
education  in  the  2007  fiscal  year   accounted   for  44%  of  General  Fund
appropriations and 35% of all appropriations.  The State supports the elementary and secondary  education  programs of the counties and Baltimore  City through a number of aid programs.  In addition to these programs,  the State Department of
Education  provides  aid  for  local  libraries,   food  service,   and  various
educational   activities  and,  through  the  State  Department  of  Education's
Interagency Fund,  distributes funds to address the service needs of children at risk.  Appropriations  to pay debt  service on State  general  obligation  bonds issued to fund the  State's  share of the cost to  construct  schools,  formerly funded with general funds appropriated to the State Department of Education,  is now funded with special funds,  primarily from property tax revenues.  The State finances the State universities and colleges principally with State General Fund revenues and student  charges.  In addition,  the State  finances a share of the
cost  of  the  locally  owned  two-year  community  colleges.   State  financial
assistance is primarily in the form of general purpose formula grants. The State also makes grants to private  institutions  of higher  education under a formula based on State support for State four-year  universities and colleges. In total, the higher education share of the 2007 Budget and fiscal year 2006  expenditures were 15.2% and 15.5%, respectively.

     Transportation.  Transportation  is the  third  largest  category  of State expenditures.  The Department of  Transportation  is responsible for most of the
State's various  transportation  facilities and for developing and maintaining a
State master plan for transportation.  For fiscal year 2007,  transportation was budgeted at $3.712  billion;  on the same basis actual  expenditures  for fiscal year 2006 were $3.546 billion.

     Health and Mental Hygiene.  The Department of Health and Mental Hygiene has
general  responsibility  for  public  health in the State  and  provides  direct services through 16 residential health facilities,  finances medical services to the indigent,  and aids local health  departments on an matching  formula basis.
For fiscal year 2007,  $7.054  billion was budgeted for the Department of Health and Mental Hygiene, including $3.061 billion in federal funds and $3.604 billion in State general funds.  The largest  expenditure is for the medical  assistance
(Medicaid)  program  under  which the State  makes  payments  to health  service vendors providing services to eligible low income individuals and families.  For fiscal year 2006,  $4.204  billion was spent on this  program,  virtually all of which was for services for which the State recovered  approximately 50% from the
federal  government.   For  fiscal  year  2006,  the  average  monthly  Medicaid
enrollment  was  525,997.  The 2007 Budget  provided  funding for 526,446  State
Medicaid enrollees and funding of $4.476 billion.

     Human  Resources.  The Department of Human  Resources  administers,  on the
State level, the federal and State social service, public assistance, and income maintenance  programs.  For fiscal year 2007,  approximately  $1.679 billion was budgeted for the  Department of Human  Resources,  including  $1.028  million in federal  funds and $573.5  million in State  general  funds.  Public  assistance programs include Temporary Cash Assistance, food stamps, assistance and loans to disabled citizens, and several emergency assistance programs.

     Public  Safety  and  Correctional  Services,   State  Police  and  Juvenile
Services.  The  Departments of Public Safety and  Correctional  Services,  State
Police,  and Juvenile Services include  correctional  agencies and institutions, parole units, the Maryland State Police, services and facilities for adjudicated youth,  and  related  activities.  For fiscal  year 2007,  approximately  $1.758 billion was budgeted  for these  departments,  of which $1.513  billion was from general funds.

     Other  Expenditures  and Services.  The State has numerous other  operating units,  including the judicial  system;  financial  and revenue  administration;
labor,  licensing and regulation;  planning,  budgetary activity,  and personnel
administration;   natural  resources  and  recreation;   business  and  economic
development; housing and community development;  environment; and others, all of which accounted for  approximately  8.7% of total  expenditures  for fiscal year
2006 and 10% of the 2007 Budget.  General obligation bond debt service accounted for  approximately  2.4% of total  expenditures  for  fiscal  year  2006 and was expected to account for approximately 2.2% for fiscal year 2007.

     The General Fund  accounts for  approximately  $14.2 billion of the State's projected  2007  Budget of $29.2  billion.  General  Fund  expenditures  exclude
transportation,   which  is  funded  with   special  fund   revenues   from  the
Transportation Trust Fund.

State  Reserve  Fund.  The State  Reserve  Fund is  currently  composed  of five accounts - the Revenue  Stabilization  Account,  which is  established to retain
State revenues for future needs and to reduce the need for future tax increases;
the Dedicated Purpose Account, which is established to retain appropriations for major multi-year expenditures and to meet contingency requirements; the Economic
Development Opportunities Program Account, which is to be used for extraordinary economic  development  opportunities as a supplement to existing  programs;  the
Catastrophic Event Account,  which is to be used to respond quickly to a natural disaster  or other  catastrophic  event that cannot be managed  within  existing appropriations;  and the Joseph  Fund  Account,  which is to be used to meet the emergency needs of economically disadvantaged citizens, particularly in times of economic  downturn.  The  State  can  move  some  of the  funds  in the  Revenue
Stabilization Account to cover other areas of its budget.

State Fund  Balances.  The Maryland  Constitution  requires the State to enact a balanced budget for each of its fiscal years,  which run from July 1 to June 30.
Maryland's  fiscal year 2006 ended with a $1.4 billion general fund balance on a budgetary basis and $758.8 million in the Revenue  Stabilization  Account of the
State Reserve Fund and other reserve funds. General fund revenues on a budgetary basis  realized in the State's  fiscal year 2006 were above  estimates  by $46.5 million,  or 0.4%. On a GAAP basis,  the fiscal year 2006 reserved  general fund balance was $1.5 billion,  while the  unreserved,  designated and  undesignated, fund balances were $1.3 billion and $730.9 million,  respectively;  this balance compares to the reserved  general fund balance of $1.5 billion,  and unreserved, designated and undesignated  fund balances of $776.9 million and $307.5 million, respectively,  at the end of fiscal year 2005. The Revenue Stabilization Account of the State  Reserve Fund  provides  financial  support for future needs of the
State  and is  intended  to reduce  the need for  future  tax and other  revenue increases.  However,  the State  can,  and  does,  move some of the funds in the
Revenue  Stabilization Account to cover other areas of its budget, so the actual balances  may be lower in the  future.  Over the last few  years,  the State has
needed  to  make   transfers  from  the  State  Reserve  Fund  and  the  State's
Transportation  Trust  Fund,  in  addition  to  enacting  cuts in  expenditures.
Additionally,  the State  expects a budget  shortfall  commencing in fiscal year
2008 as described below.

Fiscal Year 2007  Budget.  On March 27, 2006 the General  Assembly  approved the budget for the 2007 fiscal year.  The fiscal 2007 budget  includes,  among other things:  (i)  sufficient  funds to the State's  retirement and pension system to maintain within the "corridor" of 90% - 110% full funding;  (ii) $5.0 billion in aid to local  governments  from general  funds,  reflecting  full funding of the public school  enhancements  enacted at the 2002 session of the General Assembly
("Thornton");  (iii) $136.2 million for capital projects; (iv) $771.4 million to the State Reserve Fund; and (iv) deficiency appropriations of $182.3 million for fiscal year 2006.  The $771.4  million  appropriation  to the State Reserve Fund includes $593.3 million to the Revenue  Stabilization Account and $178.1 million to the  Dedicated  Purpose  Account,  reflecting  $53.0  million  to be used for specified  road  projects,  $100.0  million to fund the future  costs of retiree health benefits and $25.1 million for energy assistance to low-income  families.
The 2007 budget  provides for agency spending growth after several years of cost containment. The State considered gaming alternatives,  but the General Assembly failed  to  pass  legislation  providing  for  video  lottery  terminals.  It is currently  estimated that the general fund balance on a budgetary  basis at June
30, 2007, will be  approximately  $247.2 million.  In addition,  it is estimated that the balance in the Revenue  Stabilization Account of the State Reserve Fund
will be $1.4 billion, equal to 11.0% of general fund revenues.

Fiscal Year 2008  Budget.  On January  19,  2007,  the  Governor  presented  his proposed fiscal 2008 budget to the General  Assembly.  As enacted by the General
Assembly on April 2, 2007,  the 2008 budget  included,  among other things:  (i)
funds  to the  State's  retirement  and  pension  systems  consistent  with  the
"corridor"  methodology of funding as prescribed by statute;  (ii) approximately
$7.3 billion in aid to local  governments from general funds reflecting  funding of the Thornton education funding program; and (iii) $262.8 million to the State
Reserve Fund, a decrease of $455.6 million  compared to 2007.  Again,  the State considered  gaming  alternatives,  but the General  Assembly  failed to take any action.  The $262.8  million  appropriated  to the State  Reserve Fund  includes
$162.8  million to the Revenue  Stabilization  Account and an additional  $100.0 million  deposit to the  Dedicated  Purpose  Account to fund the future costs of retiree health benefits. Transfers of $978.0 million from the State Reserve Fund to the General Fund were budgeted in fiscal year 2008.  When the 2008 budget was enacted,  it was  estimated  that that the general  fund  balance on a budgetary basis at June 30, 2008, would be approximately $67.1 million.  In addition,  the balance  in the  Revenue  Stabilization  Account of the State  Reserve  Fund was
estimated  to be $673.7  million at June 30,  2008,  equal to 5% of general fund revenues.

Outlook for Future  Fiscal Years.  For some years,  a potential  cash  shortfall between  revenues and spending has been projected for fiscal 2008. The shortfall is  expected to grow from $933  million for fiscal 2008 to over $1.5  billion in fiscal 2009. At the request of the newly-elected  Governor, the General Assembly deferred action of any major significance toward addressing the deficit to allow the new administration time to study options and develop a course of action. The current  imbalance relates to the Thornton  education funding program,  but also
declining   revenue  growth.   In  previous  years,   funding  of  the  Thornton
expenditures was through a combination of spending  restraint and revenue growth in excess of 9% annually as well as transfers of funds from  reserves.  However, anticipated  slower  revenue  growth in upcoming years is expected to exacerbate this revenue/spending imbalance.  Subsequent to adoption of the 2008 budget, the governor  directed his  administration to reduce state spending by $200 million;
$280 million of cuts were announced and approved by the Board of Public Works on
July 12,  2007 in spite of concerns at the impact of the cuts on health care and social  services.  Legislative  committees  are also  starting  the  process  of studying this projected deficit and its causes and developing solutions. At this point,  while the  administration  and  General  Assembly  continue  to look for efficiencies,  it  appears  likely  that the next steps will be for the State to seek additional revenues such as higher taxes and slot machine gaming.

At the same  time,  the  State  and  impacted  local  governments  have  started considering how recent United States announcements  relating to Base Realignment and Closure  (BRAC) will impact state and local  infrastructure  needs and other expenditures.  As part of BRAC, a  substantial  number of military  families and private  sector  workers  will  relocate  to various  parts of  Maryland.  These additional  families will require  schools,  housing,  transportation  and other services.  At this point, a State BRAC team is starting to assess the situation, which may result in increased  borrowing at both the State and local levels. The short term financial impact of the BRAC relocations,  while generally  perceived to be favorable in the long term, cannot yet be determined.

Finally,  the State is still  assessing  the magnitude and solutions to fund its post-employment  non-pension  benefit  liability.  Most recent estimates of this liability range from  approximately  $9.0 billion to $14.5 billion. A commission formed to develop a plan with  respect to these  liabilities  must report to the
Governor and General Assembly by December 31, 2008.

Investment  of State  Funds.  State  statute  provides  that the  investment  of unexpected  or surplus  money over which the Treasurer has custody is limited to
(1) obligations of the United States or its agencies or  instrumentalities;  (2)
repurchase  agreements  collateralized  in an  amount  not  less  than  102%  of
principal   by   obligations   of  the  United   States  or  its   agencies   or
instrumentalities;  (3) bankers' acceptances, money market mutual funds (limited to securities of the United  States or its agencies or  instrumentalities),  and commercial paper (limited to 10% of total investments) all only with the highest rating;  and (4) the Maryland Local Government  Investment Pool (the investments of which are limited to those in which the Treasurer may invest.

|X| State-Level Indebtedness.  The State issues general obligation bonds, to the payment of which the State's ad valorem property tax is exclusively pledged, for capital  improvements  and for  various  State-sponsored  projects.  Neither the
Maryland  Constitution  nor  general  laws of  Maryland  impose any limit on the amount of debt the State can incur. However, the Maryland Constitution prohibits the creation of State debt unless it is  authorized  by a law that  provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge  the principal  within 15 years of the date of issuance.  Taxes levied for this  purpose  may not be  repealed  or applied to any other  purpose until the debt is fully discharged. The taxes levied need not be collected if or to the extent that funds  sufficient for debt service  requirements  in the next fiscal year have been  appropriated  in the annual  budget.  Beginning in fiscal year 2004, the increase in the State  property tax rate  eliminated the need for general funds to subsidize  funding of general  obligation  debt service.  These restrictions  do not  necessarily  apply to other issuers within the State.  The
General Assembly,  by separate enabling act,  typically  authorizes a particular loan for a particular project or purpose.  Beginning with its 1990 session,  the
General Assembly has annually enacted a Maryland  Consolidated Capital Bond Loan
Act, or  "capital  bond bill,"  that  within a single  enabling  act  authorizes various capital  programs  administered by State agencies and other projects for local governments or private institutions.  The Board of Public Works authorizes
State general  obligation  bond issues and supervises  the  expenditure of funds received therefrom,  as well as all funds appropriated for capital  improvements other than roads, bridges and highways.  Maryland had approximately $6.9 billion of State tax-supported debt outstanding as of March 31, 2007.

     The public  indebtedness  of the State of Maryland  and its agencies can be generally be divided into the following categories:

The State and various counties,  agencies and  municipalities of the State issue
general   obligation   bonds,   payable  from  ad  valorem  taxes,  for  capital
improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State's real  property tax is pledged  exclusively  to the  repayment of its bonds.  The
Board of Public  Works is required to fix the property tax rate by each May 1 in an amount  sufficient to pay all debt service on the State's general  obligation bonds for the  coming  fiscal  year.  At least  since the end of the Civil  War,
Maryland has paid the  principal  and interest on its general  obligation  bonds when due. As of February 2007, the State's general  obligation  bonds were rated
AAA by Fitch, Aaa by Moody's Investors Service,  Inc., and AAA by Standard &
Poor's. We cannot assure you that such ratings will be maintained in the future.

The Maryland  Department of Transportation  issues for  transportation  purposes special  obligation  bonds payable  primarily from specific,  fixed-rate  excise taxes  and other  revenues  related  mainly  to  highway  use but  including  an expansion to the BWI airport, rail transportation facilities, highways and other transportation  facilities.  Holders of these bonds are not  entitled to look to any other sources of payment.

The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance  stadiums,  convention  centers and recreational  facilities  payable primarily from lease rentals, sports lottery and other revenues.

Certain other State units, such as Maryland's  university systems,  the Maryland
Transportation    Authority   and   the   Maryland   Water   Quality   Financing
Administration,  as well as several local governments,  are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or  assurance  of  repayment,  and for which the
State will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities. The issuers of these obligations are subject to various economic risks and  uncertainties,  and the credit quality of the securities  issued by them may vary  considerably from the quality of  obligations  backed by the full faith and credit of the State of
Maryland. For example, the Maryland Transportation  Authority, like the Maryland
Department  of  Transportation,  has issued bonds which are payable  solely from collections from airline travel; any significant  decline in air traffic for the
BWI airport could impede  repayment on such bonds. In 2005, the General Assembly authorized  funding for the  Intercounty  Connector  (ICC) highway project to be built in the Maryland  suburbs of Washington,  D.C. The Maryland  Transportation
Authority is authorized to issue grant anticipation revenue (GARVEE) bonds in an amount not to exceed $750 million;  these bonds will be repaid from a portion of
Maryland's  future federal  highway aid. The Maryland  Transportation  Authority tentatively  plans to issue  the first  series  of  GARVEE  bonds in 2007 in the anticipated amount of $380 million.

The State its agencies and  departments,  and the various  localities also enter into a variety of municipal leases, installment purchase,  conditional purchase,
sale-leaseback  and  similar   transactions  to  finance  the  construction  and
acquisition  of facilities  and  equipment.  Such  arrangements  are not general obligations  to which the issuing  government's  taxing power is pledged but are ordinarily backed by the issuer's  covenant to budget for,  appropriate and make the  payments  due.  Such  arrangements  generally  contain  "non-appropriation"
clauses  which  provide that the issuing  government  has no  obligation to make payments in future  years  unless  money is  appropriated  for such purpose on a yearly  basis.  In the  event  that  appropriations  are not made,  the  issuing government can not be held contractually liable for the payments.

At least since the end of the Civil War, the State has paid the principal of and interest on its general  obligation  bonds when due.  Although the State has the authority  to make  short-term  borrowings  in  anticipation  of taxes and other receipts up to a maximum of $100 million, the State in the past 20 years has not issued  short-term tax anticipation  notes or made any other similar  short-term borrowings  for cash flow purposes.  The State has not issued bond  anticipation notes except in connection  with a State program to ameliorate the impact of the failure of certain  State-chartered  savings  and loans in 1985;  all such notes were redeemed  without the issuance of debt. The State and its units are parties to numerous legal  proceedings,  many of which  normally  occur in  governmental operations.  The legal  proceedings  are not,  in the  opinion  of the  Attorney
General,  likely to have a  material  adverse  effect on the  State's  financial position.

|X| Other Issuers of Maryland Municipal Securities.

     Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the  independent  City of  Baltimore.  Some  of the  counties  and  the  City of
Baltimore  operate  pursuant to the provisions of charters or codes of their own adoption,  while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization  procedures outlined above.
Maryland  counties  and the City of  Baltimore  typically  receive most of their revenues from taxes on real and personal property,  income taxes,  miscellaneous taxes,  and aid from the State.  Their  expenditures  include public  education, public safety,  public works,  health,  public welfare,  court and  correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from rating  agencies,  these ratings are often achieved through insurance. Other issuers within Maryland have received lower ratings.

     Many of  Maryland's  counties  have  established  subsidiary  agencies with bond-issuing powers, such as sanitary districts,  housing  authorities,  parking revenue authorities and industrial  development  authorities.  For example,  the
Washington  Suburban  Sanitary  Commission,  which  provides  water and sewerage services in the District of Columbia  area,  and the  Maryland-National  Capital
Park and  Planning  Commission,  which  administers  a park  system,  both issue general  obligation bonds.  Many of the municipal  corporations in Maryland have issued general obligation bonds. In addition,  all Maryland  localities have the authority  under State law to issue bonds  payable  from  payments  from private borrowers.  All of these  entities  are  subject to various  economic  risks and uncertainties,  including the risks faced by the Maryland economy generally, and the credit  quality of the  securities  issued by them varies with the financial strengths of the respective borrowers.  Many of them are just starting to assess their  additional  financial  commitment  as  a  result  of  the  upcoming  BRAC relocations.  Local  governments in Maryland  receive  substantial  aid from the
State for a variety  of  programs,  including  public  school  construction  and discretionary  grants.  However,  the continued  shortfall in State aid to local governments and potential  increases in capital  requirements  and service needs for localities  impacted by upcoming BRAC  relocations has and will require some
Maryland counties and  municipalities  to find creative sources of revenue.  The substantial  projected  budget  shortfalls at the State level,  and other future events,  might require further  reductions in or the  discontinuation of some or all aid  payments  to local  governments.  Any such  cutback  in State  aid will adversely affect local economies.

|X| Ratings of Maryland Municipal Securities.  As of February 28, 2007, Moody's,
Standard & Poor's, and Fitch have rated the State's general obligation bonds
"Aaa", "AAA" and "AAA",  respectively.  These ratings reflect the credit quality of the State only,  and do not indicate the  creditworthiness  of  securities of other issuers  located in the State.  An  explanation of the  significance  of a particular  rating may be obtained from the rating agency  furnishing  it. These ratings may be changed at any time and no assurance  can be given that they will not be revised  downward or withdrawn by any or all rating  agencies,  if in the judgment of any or all,  circumstances should warrant such actions. Any downward revision or  withdrawal  of any of the ratings  could have an adverse  effect on market prices for the related Maryland Municipal Securities.

|X| Risks and Uncertainties.

Generally,  the primary default risk  associated with government  obligations is the  nonpayment of taxes  supporting  such  indebtedness.  In addition,  certain
Maryland Municipal Securities may be obligations of issuers other than the State of  Maryland,  such as those  listed  above.  Although  the  State  of  Maryland regularly receives the highest ratings from ratings agencies,  local governments and other  issuers may have higher  debt-to-assessment  ratios,  and/or  greater credit risk,  than the State itself,  and as a result may be unable to repay the
State on the underlying indebtedness.

Other Maryland Municipal  Securities are payable directly or indirectly from the income of a specific  project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue  bonds,  on the other hand,  are payable only from the revenues  derived from a  particular  facility  or  class  of  facilities,  such  as  health  care facilities,  or, in some cases,  from the  proceeds  of a special  excise tax or other specific revenue source.

Other  Maryland  Municipal  Securities  are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing  authorities.  Certain Maryland Municipal  Securities may be obligations which are payable  solely from the revenues of private  institutions  within one industry,  such as  health  care.  The  default  risk  may be  higher  for  such obligations,  since the decline in one industry could impede repayment. Examples include municipal  securities used to finance charitable  educational and health care facilities,  multifamily housing facilities, solid waste, airport and other exempt  facilities  financings  as well as single  family  mortgage  bonds.  For example,  bankruptcies in the airline industry could have an impact on the value and likelihood of repayment on conduit  revenue bonds issued to finance  airport facilities.  Medicare and Medicaid reimbursement rate changes and changes in the insurance industry can affect the financial  viability of health care facilities such as nursing homes. Single family mortgage bonds are subject to extraordinary mandatory  redemption as the  underlying  home loans are  refinanced,  which may result in  retirement of the bonds at prices less than their  original  purchase prices.

     The Federal  Reserve has raised  short-term  interest  rates for some time.
Gasoline and construction material prices are high. Maryland electric rates have increased  substantially  since early 2006. Gas and other fuel costs continue to increase.  The resulting  effects of higher interest rates,  higher gasoline and construction  material  prices,  and  increased  electric  rates on  spending by consumers  and  borrowing  or  investments  by  businesses  and  individuals  is difficult to predict. Furthermore,  Maryland's economy is unusually dependent on the federal  government  and the service  sector  because a large  percentage of
Maryland  residents are employed in those fields.  BRAC  relocations to Maryland will further increase this dependency.  In addition, a significant proportion of
Maryland's  revenues comes from the federal  government,  both in direct aid and through federal payment for goods and services  provided by Maryland  businesses and local  governments.  A slowing of the pace of economic growth in the service sector,  reductions in federal jobs,  or funds  otherwise  available to Maryland could  continue  to create  budget  difficulties  at the State and local  level.
Slower  economic  growth  may  generate  insufficient  income  tax and sales tax revenues,  which  are  important  components  of  the  State's  already  reduced revenues.  These trends could force Maryland to further decrease  spending,  cut employment,  raise taxes or take other measures to balance its budget. These and other factors will also affect the county and local  economies in Maryland,  and to the extent they stress the State's budget,  will diminish the amount of State aid available to local jurisdictions.

     Finally,  national and international  developments,  such as rising oil and raw material  costs,  could have a materially  adverse  effect on the economy in
Maryland.  Governments and businesses  could incur costs in replacing  employees who are  called  to serve in the  armed  forces.  Layoffs  and  cutbacks  in the transportation and tourism  industries could increase  unemployment in Maryland, and declines in related  industries could hamper Maryland's  economy.  Baltimore and  other  municipalities,  many of  which  were  already  experiencing  fiscal pressures due to general economic conditions and other factors, continue to need funds to cover  anti-terrorism  costs.  However,  we cannot assure you that such funds will be available; and, if such funds are unavailable, these jurisdictions could face economic  difficulties in the future.  Economic factors affecting the
State  will also  affect  the  counties  and the City of  Baltimore,  as well as agencies and private borrowers. In particular, local governments depend on State aid,  and any  cutbacks  in such aid  required  to address  the  State's  budget shortfalls  could adversely  affect local budgets which could impose hardship on them at the same  time as they fund  additional  BRAC-related  expenditures.  If negative trends continue,  Maryland's State and local  governments might need to take more drastic measures, such as increasing taxes, to balance their budgets.

Special  Investment  Considerations  - Massachusetts  Municipal  Securities.  As
explained in the Prospectus,  the Fund's investments are highly sensitive to the fiscal  stability  of the  Commonwealth  of  Massachusetts  (referred to in this
section  as  "Massachusetts"  or  the   "Commonwealth")  and  its  subdivisions,
agencies, instrumentalities or authorities, which issue the municipal securities in which the Fund invests. The following information on risk factors relating to investments  in  Massachusetts  municipal  securities is only a summary based on reports and statements  issued by the Office of the Governor of the Commonwealth of  Massachusetts  and its executive  departments,  including the  Massachusetts
Department of Revenue, and on publicly-available official statements and studies relating  to  offerings  by  Massachusetts  on or  prior to July  17,  2007.  No representation is made as to the accuracy of this information.  The Commonwealth noted  that all  estimates  and  assumptions  were made on the best  information available  and  were  believed  to be  reliable,  but  that  no  representations whatsoever  were made that such estimates and assumptions  would be correct.  So far as any  statements  made below  involve  matters of opinion,  whether or not
expressly   so  stated,   they  were   intended   merely  as  such  and  not  as
representations of fact.

     Massachusetts'  economy has been  recovering from the recession of 2001 and continues to grow,  the rate of growth appears to be slowing and lags behind the nation in many indicators.  The unemployment rate in Massachusetts rose slightly from 4.9 percent to 5.1 percent between May 2006 and May 2007,  while the United
States unemployment rate dropped from 4.6 percent to 4.5 percent over those same twelve months. In addition,  Massachusetts' population grew only 1.6 percent for the six-year period from April 1, 2000 to July 1, 2006, while the overall United
States population grew 6.4 percent over the same period. Although Massachusetts'
tax revenue  collections  for fiscal 2006  increased  8.2% over fiscal 2005, the rate of increase is expected to slow during fiscal year 2007.

     Massachusetts is a densely populated state with a well-educated population, comparatively high income levels, and a relatively diversified economy. Although the Massachusetts economy has performed relatively well in the first nine months of 2006,  the rate of growth appears to be slowing and lags behind the nation in many  indicators,  such as  employment  rates,  population  growth rates and tax revenues.  The rate of growth in corporate and business tax  collections  slowed from  fiscal year 2006 to fiscal year 2007,  and  Massachusetts  wage and salary disbursements  are expected to decrease  from between 5.0% and 5.4% in the first half of fiscal  year 2007 to between  3.3% and 3.7%  during  the second  half of fiscal year 2007. At the same time, Massachusetts added a total of 3,224,700 new jobs during calendar year 2006,  representing an overall increase in 18,700 jobs compared to calendar year 2006,  with job gains  occurring in the  professional,
scientific  and  business  services;   education  and  health  services;   trade
transportation and utilities;  and information and manufacturing  sectors.  Like the national economy, the Commonwealth's  economy is expected to slow moderately in 2007 and 2008 as the housing market slowdown  impedes economic growth through negative effects on construction,  household wealth, and consumer spending.  The
Commonwealth's   housing  market  has  weakened  substantially  and  prices  are projected to continue to fall  moderately  until the  beginning of 2008 and then level off or rise very slowly through 2010.

     |X| Factors Affecting Investments in Massachusetts Securities.

     Budgetary  Control.  Massachusetts  law  requires the  Legislature  and the
Governor to approve a balanced  budget for each fiscal  year,  which  contains a statement  of all proposed  expenditures  of the  Commonwealth  for the upcoming fiscal  year,  and all  taxes,  revenues,  loans and other  means by which  such expenditures  are to be defrayed.  The budget begins as a bill that the Governor submits in January (or in the case of a newly elected  Governor,  not later than early March) to the House of Representatives. The House Ways and Means Committee
reviews this budget and then  develops  its own  recommendation.  Once  debated, amended and voted on by the full  House,  it then passes its bill to the Senate.
The Senate Ways &  Means  Committee  reviews the bill and  develops  its own recommendation. Once debated, amended and voted on by the Senate, it becomes the
Senate's budget bill. House and Senate leadership then assign members to a joint
"conference committee" to negotiate the differences between the House and Senate bills, and the conference  committee  returns its bill to the House and then the
Senate for final  approval.  The Senate then passes the bill to the Governor who has ten days to review  and  approve  it,  or make  vetoes  or  reductions.  The
Governor  may  approve  or veto the  entire  budget,  or  certain  line items or sections,  but may not add  anything.  The  House  and the  Senate  may  vote to override the Governor's vetoes. Overrides which require a two-thirds majority in each chamber. The Governor may approve no supplementary appropriation bills that would result in an unbalanced budget.  However,  this is a statutory requirement that may be superseded by an appropriation act.

     Commonwealth  Revenues.  In order to fund its  programs and  services,  the
Commonwealth  collects  a variety  of taxes and  receives  revenues  from  other non-tax sources, including the federal government and various fees, fines, court revenues, assessments,  reimbursements, interest earnings and transfers from its non-budgeted  funds into  budgeted  operating  funds,  such as the General Fund,
Highway Fund and Stabilization Fund. The Commonwealth's primary financing source is derived from state taxes. The Commonwealth's  secondary financing sources are the federal  government,  departmental  revenues and transfers from non-budgeted funds. In fiscal year 2006,  approximately 62.5% of the Commonwealth's  budgeted operating revenues and other financial sources were derived from state taxes. In addition,  the federal government provided approximately 18.9% of such revenues, with the remaining 18.6% provided from departmental  revenues and transfers from non-budgeted funds. The measurement of revenues for the budgeted operating funds on a statutory  basis differs from  governmental  revenues on a GAAP basis.  The
Commonwealth's  executive and legislative  branches establish the Commonwealth's budget using the statutory basis of accounting.

     Capital  Expenditures.  Capital expenditures are primarily financed through the issuance of bonds,  and the  principal and interest due on the bonds is paid over time from  appropriations  in the  Commonwealth's  annual operating budget.
Certain capital projects are also funded from federal grants, operating revenues and third-party  payments.  The issuance of debt requires two-thirds approval by both houses of the Legislature.  Upon such approval, the Governor submits a bill to the  Legislature,  which  describes the terms and conditions of the borrowing for the authorized debt. The Governor,  through the Secretary of  Administration and Finance,  controls the amount of capital  expenditures through the allotment of funds in support of such authorizations, and therefore controls the amount of debt  issued to finance  such  expenditures.  Through the  capital  budget,  the
Commonwealth funds a wide range of public assets, including:

   >>____State highways and bridges
   >>    Public safety facilities and
               equipment
   >>    State parks and playgrounds
   >>    Affordable housing
   >>    Courthouses and prisons
   >>    Convention centers
   >>    State office buildings
   >>    Local economic development,
               public works and library
               projects
   >>    Protection of valuable open space
               resources
   >>    Higher education facilities at
               the University of
               Massachusetts, state and
               community colleges

     Although state finance law generally does not create priorities among types of payments to be made by the Commonwealth in the event of a cash shortfall, the
Comptroller has developed  procedures,  in consultation with the State Treasurer and the  Executive  Office for  Administration  and  Finance,  for  prioritizing payments based on state finance law and sound fiscal management practices. Under those procedures,  debt service on the  Commonwealth's  bonds and notes is given the highest priority among the Commonwealth's various payment obligations.

     |X| The 2006 Fiscal Year Results.  The budget balance  (i.e.,  total amount remaining,  including  statutory carry forwards and transfers earmarked for both budgeted  and  undesignated  funds)  at the end of fiscal  year 2006 was  $3.208 billion with a surplus of $261 million.  Total  expenditures for the fiscal year
2006 was $25.585  billion.  Tax collections for fiscal year 2006 totaled $18.487 billion,  an  increase of $1.4  billion or 8.2% over fiscal year 2005.  Due to a sturdy national economy and improving state  conditions,  corporate and business tax  collections  strengthened  in fiscal  year  2006,  rising by more than 30%, compared with virtually no growth in fiscal year 2005.

     |X| The 2007 Fiscal Year Results and  Projections.  The budget  balance for the end of fiscal year 2007 is  projected to decrease to $2.377  billion.  Total expenditures  projected  for the fiscal  year 2007 is  estimated  to increase to
$26.482  billion.  Total tax collections for the first ten months of fiscal 2007 totaled $15.906 billion, an increase of $831 million or 5.5% over the comparable period in fiscal year 2006.  This increase over fiscal year 2006 is attributable in large part to an increase of in withholding collections, income tax estimated payments, sales and use tax collections, corporate and business tax collections, and miscellaneous tax collections.  Through April 2007, fiscal 2007 year-to-date tax  collections  exceeded  the year-to  date  benchmark  by  approximately  $54 million.  The  benchmark  was based on the January 30, 2007 fiscal year 2007 tax revenue estimate of the Secretary of Administration and Finance.  However, April
2007 collections were $115 million below the benchmark for that month.

     After  relatively  strong growth in calendar year 2006,  the  Massachusetts economy  is  expected  to slow  during  the  second  half of fiscal  year  2007.
According  to vendor  forecasts,  Massachusetts  payrolls are expected to expand between 0.7% and 0.9% in the second half of fiscal year 2007,  while  employment growth was approximately 0.9% to 1.0% during the first half of fiscal year 2007.
Economic  projections  estimate  total tax  revenues  for fiscal year 2007 to be approximately $19.358 billion to $19.380 billion, which exceeds the Secretary of
Administration and Finance's fiscal year 2007 estimate.

     |X| Fiscal 2008 Budget  Projections  and Proposals.  The budget balance for the end of fiscal year 2008 is projected to increase slightly to $2.390 billion.
Total  expenditures  projected for the fiscal year 2008 is estimated to increase slightly to $26.714  billion,  with a total revenue estimate of $26.727 billion.
The national economy is expected to remain  relatively strong during fiscal year
2008, with estimated Gross Domestic  Product ("GDP") growth ranging from 2.7% to
3.0%. Although the Massachusetts economy is expected to perform relatively well,
it  is  anticipated  that  it  will  continue  to  lag  the  national   economy.
Massachusetts  employment  is expected to grow 0.5% to 0.9% in fiscal year 2008, compared  to 0.8% to 0.9% in  fiscal  year  2007,  and  Massachusetts  wages and salaries are expected to increase 3.7% to 3.9% in fiscal year 2008,  compared to
4.2% to 4.3% in fiscal year 2007.  Massachusetts  personal income is expected to rise 4.3% to 4.4% in fiscal year 2008,  compared to 4.9% and 5.0% in fiscal year
2007.  Nationally,  corporate  profits are expected to weaken with  forecasts of growth  between  0.8% and 4.9% in fiscal year 2008,  compared to 6.7% to 7.5% in fiscal year 2007.  Similarly,  Massachusetts  corporate  profits are expected to weaken  with  forecasts  of growth  between  0.8% and 4.9% in fiscal  year 2008, compared  to 4.2% to 7.5% in fiscal  year 2007.  Economic  projections  indicate that, after having grown by 23.2% in tax year 2006,  Massachusetts capital gains realizations will decline by 17.4% in tax year 2007 and decline by an additional
3.4% in tax year 2008. However, economic projections estimate total tax revenues for fiscal year 2008 to be  approximately  $19.598  billion to $19.638  billion, reflecting a baseline growth of 1.1% to 1.3% over fiscal year 2007.

     On July 12, 2007,  newly elected  Governor  Deval Patrick signed into law a fiscal year 2008  budget of $26.8  billion  intended  to increase  aid for local communities, provide education reform, and restore public health programs. Using his line-item veto authority,  the Governor reduced  proposed  spending by $41.4 million. The Governor's priorities for fiscal year 2008 budget include:

   >>    $6.8 million increase in
               Kindergarten Expansion
               Grants
   >>    Doubled funding for Extended
               Learning Time Grants
   >>    5.8% total increase to Local Aid
   >>    $4 million to fund new police
               officers
   >>    1.8 billion to maintain the
               Commonwealth's health
               reform laws
   >>    $12 million increase for the
               Universal Immunization
               Program
   >>    $4 million in grants to help
               cities and towns streamline
               their permit processes
   >>    Establishment of a State Retiree
               Benefits Trust Fund for
               public retiree health care
               costs

     The budget  also  includes  an  innovative  approach  to  distributing  any end-of-year  fiscal year 2007 budget surplus to the newly  established Bay State
Competitiveness   Trust   Fund,   which  is   intended   to  help   advance  the
administration's recent initiative to make Massachusetts a global leader in life science, and the Commonwealth Stabilization Fund.

     |X| Commonwealth Indebtedness. Under its constitution, the Commonwealth may borrow money (a) for defense or in  anticipation of receipts from taxes or other sources,  any such loan to be repaid out of the revenue of the year in which the loan is made,  or (b) by a  two-thirds  vote of the members of each house of the
Legislature present and voting thereon.  The constitution  further provides that borrowed  money shall not be expended for any other  purpose than that for which it was borrowed or for the  reduction or discharge of the principal of the loan.
In  addition,  the  Commonwealth  may  give,  loan or  pledge  its  credit  by a two-thirds  vote of the  members of each house of the  Legislature  present  and voting  thereon,  but such credit may not in any manner be given or loaned to or in aid of any individual,  or of any private association,  or of any corporation that is privately owned or managed.

     The Commonwealth has waived its sovereign immunity and consented to be sued on contractual obligations, which term includes bonds and notes issued by it and all claims with respect  thereto.  However,  the property of the Commonwealth is not subject to attachment or levy to pay a judgment, and the satisfaction of any judgment generally requires  legislative  appropriation.  Enforcement of a claim for payment of principal  of or interest on bonds and notes of the  Commonwealth may also be subject to the provisions of federal or  Commonwealth  statutes,  if any,  hereafter  enacted  extending  the  time for  payment  or  imposing  other constraints  upon  enforcement,  insofar  as the  same  may be  constitutionally applied.  The United States  Bankruptcy  Code is not  applicable to states.  The
Commonwealth  has statutory  limits on the amount of outstanding  "direct" bonds
(i.e.,  excluding  bonds to be refunded  with the  proceeds  of the  issuance of refunding  bonds).  The statutory  limit on "direct" bonds during fiscal 2007 is approximately  $14.8  billion.  By law,  certain  kinds of bonds  issued  by the
Commonwealth may not be subject to this limitation.

     The  Commonwealth  is  authorized  to issue three types of debt  directly -
general  obligation debt, special obligation debt and federal grant anticipation notes.  General  obligation  debt is  secured  by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts  credited  to the  Highway  Fund or with a pledge of receipts credited to the Convention  Center Fund.  Federal grant  anticipation  notes are secured  by  a  pledge  of  federal  highway  construction  reimbursements.  The
Commonwealth  reported  that,  as of April 2,  2007,  it had a total of  $18.282 billion in long-term  debt  outstanding,  including  $15.265  billion of general obligation debt,  $1.289 billion of special  obligation debt, and $1.728 billion of federal grant anticipation notes.

     The  Commonwealth  is also  authorized  to pledge  its credit in aid of and provide contractual  support for certain  independent  authorities and political
subdivisions  within  the  Commonwealth.   These  Commonwealth  liabilities  are
classified as either (a) general obligation contract assistance liabilities, (b)
budgetary contractual assistance liabilities or (c) contingent liabilities.

     General  obligation  contract  assistance  liabilities arise from statutory requirements  for payments by the Commonwealth to the  Massachusetts  Convention
Center  Authority,   the  Massachusetts   Development  Finance  Agency  and  the
Foxborough  Industrial  Development  Financing  Authority  of 100%  of the  debt service of certain bonds issued by those authorities, as well as payments to the
Massachusetts  Water Pollution  Abatement Trust and the  Massachusetts  Turnpike
Authority  that  are  not  explicitly  tied to debt  service.  Such  liabilities constitute a pledge of the Commonwealth's  credit for which a two-thirds vote of the Legislature is required.

     Budgetary contract assistance liabilities arise from statutory requirements for  payments  by  the  Commonwealth  under  capital  leases,  including  leases supporting certain bonds issued by the Chelsea Industrial  Development Financing
Authority  and the Route 3 North  Transportation  Improvements  Association  and
other  contractual   agreements,   including  a  contract   supporting   certain
certificates  of  participation   issued  for  Plymouth  County  and  the  grant
agreements  underlying the school building assistance program.  Such liabilities do not constitute a pledge of the Commonwealth's credit.

     Contingent   liabilities   relate  to  debt   obligations   of  independent
authorities  and  agencies  of the  Commonwealth  that are  expected  to be paid without Commonwealth assistance, but for which the Commonwealth has some kind of liability if expected  payment  sources do not  materialize.  These  liabilities consist  of  guaranties  and  similar  obligations  with  respect  to which  the
Commonwealth's  credit  has  been  pledged,  as in  the  case  of  certain  debt obligations of the MBTA, certain regional transit  authorities,  the Woods Hole,
Martha's  Vineyard and Nantucket  Steamship  Authority and the higher  education building authorities;  and of statutorily  contemplated payments with respect to which the  Commonwealth's  credit  has not been  pledged,  as in the case of the
Commonwealth's  obligation  to  replenish  the capital  reserve  funds  securing certain debt  obligations of the  Massachusetts  Housing  Finance Agency and the
Commonwealth's  obligation  to fund debt service,  solely from monies  otherwise appropriated for the affected  institution,  owed by certain community  colleges and state  colleges on bonds issued by the  Massachusetts  Health and  Education
Facilities Authority and the Massachusetts State College Building Authority.

     The ability of the  Commonwealth to meet is obligations will be affected by future social,  environmental  and economic  conditions,  among other things, as well as by legislative policies and the financial condition of the Commonwealth.
Many of these conditions are not within the control of the Commonwealth.

     |X| Independent  Authorities and Agencies.  The Legislature has established independent  authorities  and agencies within the  Commonwealth,  the budgets of which are not included in the  Commonwealth's  annual budget.  The  Governmental
Accounting  Standards  Board  (GASB)  Statement  14  articulates  standards  for determining  significant  financial  or  operational  relationships  between the primary  government  and its  independent  entities.  In fiscal  year 2006,  the
Commonwealth had significant operational or financial relationships, or both, as defined by GASB  Statement  14, as  amended,  with 34 of these  authorities  and agencies.

     |X| Local Aid. The Commonwealth  makes substantial  payments to its cities, towns, and regional school districts (local aid) to mitigate the impact of local property  tax limits on local  programs  and  services.  Local aid  payments  to cities,  towns and regional  school  districts  take the form of both direct and indirect assistance.  Direct local aid consists of general revenue sharing funds and  specific  program  funds sent  directly to local  governments  and regional school  districts as reported on the so-called  "cherry  sheet"  prepared by the
Department of Revenue,  excluding  certain  pension  funds and  non-appropriated funds.  In fiscal  2007,  approximately  18.8% of the  Commonwealth's  projected budgeted spending is estimated to be allocated to direct local aid.

     As a result of comprehensive  education reform legislation  enacted in June
1993, a large portion of general  revenue sharing funds are earmarked for public education and are distributed  through a formula  specified in Chapter 70 of the
General  Laws  designated  to  provide  more  aid to the  Commonwealth's  poorer communities.  The  legislation  requires the  Commonwealth  to distribute aid to ensure  that each  district  reaches at least a minimum  level of  spending  per public education pupil. Since fiscal 1994, the Commonwealth has fully funded the requirements  imposed by this  legislation.  For fiscal 2007,  the  Commonwealth provided a total of $3.505  billion of state aid through the Chapter 70 program.
Several  specific  programs are also funded  through  direct local aid,  such as public libraries,  police education  incentives,  and property tax abatement for certain  elderly or  disabled  residents.  Until  creation of the MSBA in fiscal
2005, the state's share of school building  construction costs was also included in direct local aid. The State Lottery and Additional Assistance programs, which comprise the other major  components of direct local aid,  provide  unrestricted funds for municipal use.

     In addition to direct local aid, the Commonwealth has provided  substantial indirect aid to local  governments,  including,  for example,  payments for MTBA
assistance   and  debt  service,   pensions  for  teachers,   funding  for  road
construction,  and the costs of courts and district  attorneys that formerly had been paid by the counties.

     |X| Ratings of the  Commonwealth's  Securities.  As of July 2007,  Standard
&  Poor's,  Fitch and Moody's rated the  Commonwealth's  general  obligation bonds "AA," "AA," and "Aa2," respectively. These ratings remained unchanged from prior years' ratings.  Ratings reflect only the respective  views of such rating agencies, and an explanation of the significance of such ratings may be obtained from the rating agency  furnishing the same. There is no assurance that a rating will  continue for any given period of time or that a rating will not be revised or withdrawn entirely by any or all of such rating agencies, if, in its or their judgment,  circumstances  so warrant.  A downward  revision or  withdrawal  of a rating could have an adverse effect on the market prices of the Commonwealth and municipal securities in which the Fund invests.

     |X| Pending Litigation and Regulatory Inquiries. There are pending in state and federal  courts  within the  Commonwealth  and in the  Supreme  Court of the
United States various suits in which the Commonwealth is a party. In the opinion of the Attorney General of the Commonwealth, no litigation is pending or, to her knowledge,  threatened which is likely to result,  either individually or in the aggregate,  in final  judgments  against  the  Commonwealth  that  would  affect materially  its  financial  condition.  From time to time actions may be brought
against  the   Commonwealth   by  the  recipients  of   governmental   services,
particularly  recipients of human services benefits,  seeking expanded levels of services and benefits,  and by the providers of such  services  challenging  the
Commonwealth's  reimbursement  rates and  methodologies.  To the extent that any such actions result in judgments  requiring the Commonwealth to provide expanded services or benefits or pay increased  rates,  additional  operating and capital expenditures might be needed to implement such judgments. In addition, there are several tax cases pending that could result in significant  refunds if taxpayers prevail.  Other suits relate to, among other things,  other revenue  sources and environmental  issues.  In late August and early  September 2006, the Securities and Exchange  Commission sent certain  department and  instrumentalities  of the
Commonwealth  letters  requesting  the  voluntary  provision  of  documents  and information  regarding safety review of the Central  Artery/Ted  Williams Tunnel
project   during  the  period  January  1,  2004  to  the  present  and  related disclosures.  The  Commonwealth  and the  Massachusetts  Turnpike  Authority are
cooperating with the Securities and Exchange Commission.

  Special  Investment  Considerations  - Michigan  Municipal  Securities.  As
explained in the Prospectus, the Michigan Municipal Fund will invest most of its assets  in  securities  by or on  behalf  of  the  State  of  Michigan  and  its subdivisions,  agencies, instrumentalities or authorities. The Fund is therefore susceptible to general or particular  economic,  political or regulatory factors that may affect issuers of Michigan  obligations.  The following  information on risk  factors  in  concentrating  in  Michigan  municipal  securities  is only a summary,  based  on  information  provided  by  Michigan  in  publicly-available official  statements  relating to  offerings by Michigan on or prior to July 11,
2007. No representation is made as to the accuracy of this information.

     Michigan. Although the state's economy has diversified,  Michigan's economy is still  heavily  dependent  upon certain  industries,  especially  automobile, manufacturing  and related  industries.  Any  downturn in these  industries  may adversely  affect the  economy  of the state.  Michigan  has  reported  balanced
budgets  after   substantial   reductions  in  expenditures   and  some  revenue
enhancements for the last four years.

Recently, the state's economy has been affected by changes in the auto industry, notably  declining Big 3 motor vehicle sales,  consolidation  and plant closings resulting from  productivity  gains,  competitive  pressures and  over-capacity.
Similar  changes in the future could  adversely  affect state  revenues and more severely  affect  the  revenues  of the  municipalities,  authorities  and other instrumentalities  in the areas in which  plants are  closed,  which may include municipalities,  authorities and  instrumentalities  that have issued  municipal securities held as Michigan Municipal Fund investments.

     |X| Factors Affecting Investments in Michigan Municipal Securities

     Economic  Characteristics.  The  economy  of the  state  has  proven  to be cyclical,  due  primarily  to the fact that the  leading  sector of the  state's economy is the  manufacturing of durable goods.  Employment in the durable goods
manufacturing   sector  was   approximately   501,800  and   non-durable   goods
manufacturing   employment  was  approximately  146,600  in  2006.  Total  state employment  in calendar year 2006  averaged  4,730,000  and total  manufacturing employment averaged 648,400 that year. The state's average unemployment rate for calendar year 2006 was 6.9 percent,  up from 6.8 percent in 2005 and 3.7 percent in 2000.

     Motor vehicle and motor vehicle parts employment is an important  component of  Michigan's  economy.  The combined  motor  vehicle and motor  vehicle  parts employment  totaled  203,000 in 2006,  down from  224,100 in 2005 and 239,800 in
2004.  Recently,  the state's  economy has been  affected by changes in the auto industry,  notably declining Big 3 motor vehicle sales,  consolidation and plant
closings   resulting  from  productivity   gains,   competitive   pressures  and
over-capacity.  Similar  changes  in the future  could  adversely  affect  state
revenues  and  more  severely   affect  the  revenues  of  the   municipalities,
authorities and other instrumentalities in the areas in which plants are closed, which may include  municipalities,  authorities and instrumentalities  that have issued municipal securities held as Fund investments.

     State  Fiscal  Matters -  General.  In 1978,  Michigan's  Constitution  was
amended to limit the amount of total state revenues  raised from taxes and other sources.  State  revenues  (excluding  federal aid and  revenues  for payment of principal  and  interest  on general  obligation  bonds) in any fiscal  year are limited to a fixed  percentage of personal  income in the prior calendar year or average of the prior three calendar years,  whichever is greater. The percentage is fixed by the amendment to equal the ratio of the 1978-79 fiscal year revenues to total 1977 state  personal  income.  If any fiscal year  revenues  exceed the revenue  limitation  by one  percent or more,  the entire  amount of such excess shall be rebated in the following  fiscal year's  personal  income tax or single business  tax.  Any excess of less than one  percent may be  transferred  to the state's Budget Stabilization Fund.

     Michigan's Constitution provides that the proportion of state spending paid to all units of local  government  to total  state  spending  may not be reduced below the proportion in effect in the 1978-79 fiscal year. If such spending does not meet the required  level in a given year,  an additional  appropriation  for local governmental units is required by the "following fiscal year," which means the year following the  determination of the shortfall,  according to an opinion issued by the State's Attorney  General.  Michigan's  Constitution also requires the state to finance any new or expanded activity of local governments  mandated by state law.

     The  state may raise  taxes in  excess  of the limit for  emergencies  when deemed  necessary by the Governor and two-thirds of the members of each house of the Legislature.

     State expenditures are not permitted by the state's  Constitution to exceed available revenues.

     Tax  Revenues.  Michigan  currently  levies a 6 percent sales tax on retail sales with certain  exceptions for items such as food and prescription drugs and
a 6 percent use tax on the privilege of using,  storing and  consuming  tangible personal property,  services of intrastate telephone,  telegraph or other leased wire  communications,  transient  hotel and motel  rooms and rentals of tangible personal property. A constitutional  amendment is required to increase the sales tax rate.  A ballot  proposal  approved  by the  electorate  on March 15,  1994, increased  the  sales  and  use  tax  rates  from 4  percent  to 6  percent  and constitutionally dedicated revenues from the 2 percentage point rate increase to the state's  School Aid Fund. Of the remaining  sales tax revenues  generated by the 4 percentage  point rate, 60 percent of  collections  is  distributed to the
School Aid Fund for  operating  aid to local school  districts in the state.  An additional 15 percent of the revenues  generated by the 4 percentage  point rate is constitutionally dedicated to local units of government for general operating purposes.

     Michigan   levies  a  flat  rate  tax  on  the  adjusted  gross  income  of individuals,  estates  and  trusts.  The income tax rate was 4.4 percent for tax years 1995 through 1999.  The rate was reduced to 4.2 percent for tax years 2000 and 2001, to 4.1 percent for 2002 and 4.0 percent for 2003. The rate remained at
4.0  percent  for the first six  months of tax year 2004 and was  reduced to 3.9 percent on July 1, 2004.  Effective  October 1, 1996, 23 percent of gross income tax  collections  before refunds were earmarked to the School Aid Fund, with the remainder  dedicated to the State General Fund. The percentage  earmarked to the
School Aid Fund rose in  proportion to the rate cuts so that the rate cuts would not reduce the amount  dedicated to the School Aid Fund. The School Aid Fund now receives 25.95 percent of gross income tax collections before refunds.

     Michigan  levies  a 6 mill  statewide  property  tax  known  as  the  state education tax ("SET").  The proceeds of the SET are  deposited  into the State's
School Aid Fund.  Other taxes  levied by the state  include a tax on real estate transfers,  various  motor  fuel  taxes,  taxes on beer,  wine  and  liquor  and cigarettes and other tobacco products,  and a number of smaller taxes. A portion of some of these taxes is dedicated for specific purposes, including payments to local units of government and school districts.

     Since 1976,  Michigan has imposed the Single Business Tax ("SBT").  The SBT is a value-added  tax imposed on all business  activities  with annual  adjusted gross receipts of $350,000 or more. In 1999,  legislation was passed  completely phasing out the SBT.  Effective  January 1, 1999,  the SBT rate was reduced from
2.3  percent to 2.2 percent  and was to be reduced  annually  by 0.1  percentage point  each  January  1 until  the  tax  was  completely  eliminated.  The  1999 legislation  also  replaced  the SBT's  capital  acquisition  deduction  with an investment  tax  credit.  The  annual  rate  reduction  does  not  occur  if the
Countercyclical  Budget and Economic  Stabilization Fund ("BSF") balance for the prior fiscal year is $250 million or less. SBT rate  reductions  cease until the
BSF fiscal year ending  balance  returns to a level above $250 million.  The BSF balance  fell below the $250  million  threshold  at the end of the State's 2002 fiscal  year.  As a  result,  the SBT did not fall on  January  1, 2003 and will remain at its current rate of 1.9 percent  until the BSF balance goes back above
$250 million.

     Legislation  enacted on August 9, 2006  repeals the SBT after  December 31,
2007, two years earlier than previously  scheduled.  Legislation is pending that would the MBT to replace the SBT after  December 31,  2007.  The MBT as proposed has two weighted  components:  one at 0.8 percent times  adjusted gross receipts and the second at 5 percent times net profits.

     General Fund.  Michigan's General Fund receives those revenues of the state not specifically  required to be included in other funds.  General Fund revenues are  obtained  approximately  52 percent  from the payment of state taxes and 48 percent  from federal and non-tax  revenue  sources.  General Fund  revenues are segregated  into two  categories for accounting  purposes:  General  Purpose and
Special  Purpose.  Because  the  state  accounts  for  these  expenditures  on a consolidated  basis, it is not possible to segregate  expenditures as related to the General  Purpose  portion or Special  Purpose  portion of total General Fund expenditures.

     General  Purpose  revenues  consist  primarily of that portion of taxes and federal aid not  dedicated to any specific  purpose.  General  Purpose  revenues account for approximately 38 percent of total General Fund revenues.

     Special Purpose revenues consist  primarily of federal aid, taxes and other revenues  dedicated to specific  purposes.  Special Purpose Revenues account for approximately  62 percent of total General Fund revenues.  Federal aid accounted for  approximately 68 percent of Special Purpose  revenues.  The State estimated that  approximately  three-fourths  of the State's federal aid revenues  require matching grants by the State.  The percentage of State funds to total expense in programs requiring matched funds varies generally between 10 and 50 percent.

     Approximately  two-thirds of total General Fund  expenditures  are made for education,  and by the  Department  of Human  Services and by the  Department of
Community Health.

     State support of public education consists of aid to local and intermediate school districts,  charter schools,  state universities,  community colleges and the Department of Education, which is responsible for administering a variety of programs  which  provide  additional  special  purpose  funding  for  local  and intermediate school districts.

     The  Department of Human  Services and the  Department of Community  Health
administer economic, social and medical assistance programs,  including Medicaid and the  Temporary  Assistance to Needy  Families  ("TANF")  block grant,  which represent  the major  portion of social  services  expenditures.  The TANF grant requires state  contributions  tied to a 1994  maintenance of effort level.  The
Medicaid  program  continues  on a matching  basis,  i.e.,  with  federal  funds supplying more than 50 percent of the fund.

     General Fund - Resources and Expenditures.  Starting in 2001,  Michigan has
experienced an economic  downturn,  which has adversely affected state revenues.
In each of the fiscal years ending  September 2001 through 2006, the state ended the year with its General Fund in balance,  by among other  actions,  accounting adjustments,  changing the timing of revenue receipts,  substantially  depleting the BSF and cutting  expenditures  in a number of areas,  including  payments to counties,  cities and other local units of government  and school  districts and public institutions of higher education.

     The state reported that actual General Fund-General Purpose total available resources  (including tax revenue,  non-tax  revenue and other  resources)  were
$9.041 billion in fiscal year 2004-05, $9.251 billion in fiscal year 2006-07 and were projected to be $8.921 in fiscal year 2007-08.

     The  state  reported  that  actual  General   Fund-General   Purpose  total
expenditures  were $8.794  billion in fiscal  year  2004-05,  $9.248  billion in fiscal  year  2005-06  and were  projected  to be $8.966  billion in fiscal year
2007-08.  In June 2007, the Governor  projected an estimated General Fund gap of
$1.5 billion for fiscal year  2007-08,  which the  Governor  proposed to address through a  combination  of transfers  and revenue  enhancements,  including  tax increases.  Bills to  implement  the  fiscal  year  2007-08  budget are still in negotiation in the Legislature.

     The state  currently  projects  that the General Fund will be in balance on
September 30, 2007, the close of the current fiscal year.

|X| The 2006-07 Fiscal Year

Economic Outlook

     Michigan's economic forecast in January of 2007 for calendar years 2007 and
2008  projected  slower growth in 2007 and 2008  compared to 2006.  Real GDP was projected  to grow 2.2  percent in 2007 and 2.7  percent in 2008,  on a calendar year basis.  Light vehicle  sales were  projected to total 16.3 million units in
2007 and 16.5 million units in 2008.

     The forecast assumed slowing  inflation.  The U.S. Consumer Price Index was projected to increase by 2.1 percent in 2007 and 2.7 percent in 2008. Ninety-day
T-bill  rates were  expected  to average  4.9 percent in 2007 and 4.7 percent in
2008. The United States'  unemployment rate was projected to average 4.6 percent in 2007 and 4.7 percent in 2008.

     Total  Michigan  wage and salary  employment  was projected to decrease 0.9 percent  in 2007 and 0.6  percent in 2008.  The  State's  unemployment  rate was projected to average 7.4 percent in 2007 and 7.7 percent in 2008.

     2007-08  Budget.  The  Governor's  executive  budget  for the  fiscal  year commencing October 1, 2007 was submitted to the Legislature on February 8, 2007.
The Legislature is still considering the budget.

|X|___Michigan's General Obligation Debt

     Michigan's  Constitution  limits  state  general  obligation  debt  to  (i)
short-term debt for state operating purposes,  (ii) short and long-term debt for the purpose of making loans to school  districts,  and (iii)  long-term debt for voter-approved purposes.

     Short-term  debt for  operating  purposes  is  limited  to an amount not to exceed 15 percent of undedicated  revenues  received during the preceding fiscal year. Under the state Constitution as implemented by statutory provisions,  such debt must be  authorized  by the State  Administrative  Board and issued only to meet obligations  incurred  pursuant to appropriation  and must be repaid during the fiscal year in which incurred. Such debt does not require voter approval.

     The amount of debt incurred by the state for the purpose of making loans to school  districts is  recommended  by the State  Treasurer,  who  certifies  the amounts  necessary  for  loans to school  districts.  The bonds may be issued in whatever amount is required without voter approval. All other general obligation bonds  issued by the state must be approved as to amount,  purpose and method of repayment  by a  two-thirds  vote  of each  house  of the  Legislature  and by a majority vote of the public at a general election.  There is no limitation as to number or size of such general obligation issues.

     There are also  various  state  authorities  and special  purpose  agencies created by the state which issue bonds secured by specific  revenues.  Such debt is not a general obligation of the state.

     The state has issued and has outstanding  general obligation full faith and credit  bonds and notes  for  environmental  and  natural  resource  protection, recreation and school loan purposes.

     Michigan  reported that as of the fiscal year ended September 30, 2006, the
State had $1.766 billion in general obligation bonds  outstanding.  Debt service
(principal  and  interest  due) on the  state's  general  obligation  bonds  was reported to have been $114.5  million as of September  30, 2006 and was forecast to be $146.3  million and $160.8  million as of September 30, 2007 and September
30, 2008, respectively.

   |X|   Litigation

     Michigan  is a party  to  various  legal  proceedings  seeking  damages  or injunctive or other relief. In addition to routine litigation,  certain of these proceedings could, if unfavorably  resolved from the point of view of the state, substantially affect state programs or finances. These lawsuits involve programs generally in the areas of corrections,  tax  collection,  commerce and budgetary reductions to school districts and governmental units and court funding.  Relief
sought  includes  damages  in  tort  cases  generally,   alleviation  of  prison
overcrowding,  improvement  of prison  medical and mental health care and refund claims under state taxes. The state is also a party to various legal proceedings which, if resolved in the state's favor would result in contingency gains to the state's General Fund balance, but without material effect upon Fund balance. The ultimate  dispositions  and  consequences  of all of these  proceedings  are not presently determinable.

     |X| Pensions and Other Post-Employment Benefits

     Michigan  administers  all of the following  defined benefit pension plans:
Legislative  Retirement  System (LRS);  State Police  Retirement  System (SPRS);
State Employees'  Retirement System (SERS);  Public School Employees' Retirement
System (MPSERS);  Judges' Retirement System (JRS); and Military  Retirement Plan
(MRP).

     The state makes legally required contributions only to the SPRS, SERS, JRS,
LRS and MRP. The State does not  contribute to MPSERS,  which is a  cost-sharing multi-employer  system.  The  contributions  for  probate  judges in the Judges'
Retirement    System   are    non-employer    contributions    to   cost-sharing
multiple-employer  defined benefit pension  systems.  The  contributions  to all other systems are employer  contributions to defined benefit  systems.  However, the state  does not make  actuarially  computed  contributions  to the MRP.  MRP benefits, which are funded on the pay-as-you-go basis, are paid from the General
Fund.

     In addition to pension  benefits,  the State is required to provide certain other  post-employment  benefits  (collectively,  "OPEB") to many of its retired employees.  Health,  dental  and  vision  benefits,  as well  as life  insurance coverage, are provided to retirees of all pension plans to which the state makes required contributions, except MRP. Those benefits are funded on a pay-as-you-go basis, except for LRS. Life insurance benefits for LRS are pre-funded as part of the pension fund.

     The Government  Accounting  Standards Board has promulgated  accounting and
financial   reporting   standards  ("GASB  Statement  No.  45"),  which  require
accrual-based  measurement  and  recognition  of OPEB  cost  over a period  that
approximates   employees'  years  of  service  and  provides  information  about actuarial accrued liabilities associated with OPEB. The State is not required to adopt the standards set forth in GASB  Statement No. 45 until its 2007-08 fiscal year.

     The State  obtains  an  actuarial  valuation  conducted  by an  independent consulting  firm annually with respect to OPEB costs for plans  administered  by the State,  other than LRS. The actuarial  valuation is unrelated to the State's compliance with GASB Statement No. 45. The significant  actuarial assumptions on which  such  actuarial  valuation  is  based  are  the  same  as  the  actuarial assumptions  for the State's  pension plans,  which  actuarial  assumptions  may differ  significantly from those required by GASB Statement No. 45. Accordingly, the results of the annual actuarial  valuation of OPEB obtained by the state may differ  significantly  from the results of an actuarial  valuation that complies with GASB Statement No. 45.

     For additional  information on Michigan's pension and other post retirement benefit  matters,  see that portion of the Official  Statement dated May 4, 2007 for the Michigan  Municipal  Bond  Authority's  $74,645,000  School Loan Revenue
Refunding Bonds, Series 2007 (Federally Taxable) contained in Appendix I thereto labeled "RETIREMENT FUNDS", which official statement speaks only as of its date, and  has  been  filed  with  each  Nationally  Recognized  Municipal  Securities
Information  Repository,  the State Information  Depository for Michigan and the
Municipal Securities Rulemaking Board.

     |X| Ratings of the State's Securities

     As of July 11, 2007, Moody's, Standard & Poor's and Fitch have assigned
Michigan's  general  obligations  bonds  ratings  of "Aa3,"  "AA-,"  and  "AA-", respectively.

     These  ratings  have been  assigned  based on the  creditworthiness  of the state.  Explanations  of the  significance  of such ratings may be obtained only from the rating  agencies  furnishing the same.  Each rating  expresses only the view of such  respective  rating  agency.  There can be no  assurance  that such ratings  will  continue  for any  given  time or that such  ratings  will not be revised or withdrawn. A revision or withdrawal of any of the ratings may have an adverse  material affect on the market of the state and municipal  securities in which the Michigan Municipal Fund invests.

   |X|   Local Issuances

     Investors should note that the  creditworthiness  of obligations  issued by local Michigan issuers may be unrelated to the  creditworthiness  of obligations issued by the state and that there may be no obligation on the part of the state to make payment on such local obligations in the event of default.

     Although  all or most of the  bonds  in the  Michigan  Municipal  Fund  are revenue  obligations or general  obligations of local governments or authorities rather than general obligations of the State of Michigan itself, there can be no assurance  that any financial  difficulties  the state may  experience  will not adversely  affect the market value or  marketability of the bonds or the ability of the  respective  obligors  to pay  interest  on or  principal  of the  bonds,
particularly  in  view  of  the  dependency  of  local   governments  and  other
authorities upon state aid and reimbursement  programs and, in the case of bonds issued by the State  Building  Authority,  the  dependency of the State Building
Authority on the receipt of rental  payments from the state to meet debt service requirements upon such bonds.

Special Investment Considerations - Minnesota Municipal Securities. As explained in the Prospectus,  the Fund's  investments  are highly  sensitive to the fiscal stability of the State of Minnesota  (referred to in this section as "Minnesota"
or  the  "State")  and  its   subdivisions,   agencies,   instrumentalities   or
authorities, which issue the municipal securities in which the Fund invests. The following  information on risk factors in concentrating  in Minnesota  municipal securities  is only a summary,  based on  information  provided by  Minnesota in publicly-available  statements relating to offerings by Minnesota on or prior to
January  24,  2006.  No  representation  is  made  as to the  accuracy  of  this information.

     Bordered by Canada on the north,  Lake  Superior and Wisconsin on the east,
Iowa on the south, and North and South Dakota on the west, Minnesota is the 12th largest and 20th most populous state in the Union.  Since 1990,  Minnesota's per capita personal income has usually been within ten percentage points of national per capita personal income. The State's per capita income has generally remained above the national  average.  In 2005,  Minnesota per capita personal income was
108.2% percent of its U.S.  counterpart.  During the 2000-04  period,  Minnesota non-farm  employment  declined 0.3%.  During 2003 and 2004, the State's  monthly unemployment  rate was  generally  less  than the  national  unemployment  rate, averaging  4.9% in 2003,  as compared to the national  average of 6.0%. In 2005,
Minnesota's unemployment rate averaged 4.1%, as compared to the national average of 5.1%. In 2006,  Minnesota's  unemployment  rate averaged 4.0%, as compared to the national average of 4.6%.

     Some  unique  characteristics  of  the  State's  economy  are  apparent  in employment  concentrations  in  industries  that  comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the
State's  employment in 2006 was highly  concentrated  in the fabricated  metals, machinery, and computers and electronics categories. Of particular importance is the computers  and  electronics  category in which 24.3% of the State's  durable goods  employment was  concentrated in 2006, as compared with 14.9% for the U.S.
as a whole.  The  emphasis is partly  explained  by the location in the State of certain computer equipment manufacturers which are included in the computers and electronics classification.  The importance of the State's rich resource base is apparent in the employment mix in non-durable goods  industries.  In 2006, 35.3%
of  the  State's   non-durable   goods   employment  was  concentrated  in  food
manufacturing.  Food manufacturing  relies heavily on renewable resources in the
State.  Over half of the State's  acreage is devoted to  agricultural  purposes.
Printing and related  industries are also relatively more important in the State than in the U.S. This compares to 28.6% in the national  economy.  Manufacturing has been a strong  sector,  with  Minnesota  employment  outperforming  its U.S.
counterpart in both the 1990-2000 and 2000-06 periods.

     |X|___Factors Affecting Investments in Minnesota Municipal Securities.

     The State's Economy.  Diversity and a significant natural resource base are two important characteristics of the State's economy.

     When viewed in 2006 at a highly  aggregative level of detail, the structure of the State's economy  paralleled the structure of the United States economy as a  whole.  State  employment  in  fourteen  major  sectors  was  distributed  in approximately the same proportions as national  employment.  In all sectors, the share of total State  employment  was within two  percentage  points of national employment share.

     Mining is currently a less significant  factor in the State economy than it once was.  Mining  employment,  primarily in the iron ore or taconite  industry, dropped to 3,500 in 2004, down from 6,100 in 1990.  However,  Minnesota  retains vast quantities of taconite as well as copper,  nickel,  cobalt,  and peat which may be utilized in the future.

     In the period 1990 to 2000, overall employment growth in Minnesota exceeded national  growth.  Manufacturing  has  been  a  strong  sector,  with  Minnesota employment  outperforming its U.S. counterpart in both the 1990-2000 and 2000-06 periods.

     In the 1990 to 2000 period,  total employment in Minnesota  increased 23.9%
while  increasing  19.9%  nationally.  Non-farm  employment  data  indicate  the recession  which  began in July 1990 was less  severe in  Minnesota  than in the national  economy,  and  that  Minnesota's  recovery  was  more  rapid  than the nation's.  The recent recession and recovery  presents a mixed picture.  For the
2000-03 period,  Minnesota  non-farm  employment  declined 0.9% compared to 1.4%
nationally.  However, in the 2003-2006 period,  Minnesota's  non-farm employment grew 2.8% compared to 4.7% nationally.

     Relative  to the eleven  other  states in the North  Central  region of the
U.S., in the level of personal income per capita,  Minnesota ranked second among the twelve  states in 1990 and first in 2005.  During  the period  1990 to 2000,
Minnesota  ranked first in growth of personal income and fifth during the period
2000 to 2005. Minnesota ranked ninth in personal income growth among neighboring states in 2004-05.  Over the period 1990 to 2000,  Minnesota non-farm employment grew 25.7% while the entire North Central region grew 18.6%.  During the 2000-06 period,  Minnesota  non-farm  employment  grew 2.8%,  while regional  employment declined 1.2%.

     Fiscal Matters - General.  The State's  constitutionally  prescribed fiscal period is a biennium,  and the State adopts  budgets on a biennial  basis.  Each biennium ends on June 30 of an odd-numbered  year and includes two fiscal years, each beginning on July 1 and ending on June 30. The biennium which began on July
1,  2005 and  which  will end on June 30,  2007,  is  referred  to herein as the
"Current  Biennium." The biennium which began on July 1, 2007 and which will end on June 30, 2009, is referred to herein as the "Next Biennium."

     Major operating budget  appropriations for each biennium are enacted during the  final  legislative  session  of  the  immediately  preceding  biennium  (in odd-numbered  calendar  years).  Appropriations  for the Current  Biennium  were enacted by the 2005  Legislature  in the  special  session  ending in July 2005.
Supplemental  appropriations and changes in revenue measures are usually adopted during legislative sessions in even-numbered calendar years.

     The General Fund accounts for all financial resources except those required to be accounted for in another fund.  The Cash Flow Account was  established  in the General Fund for the purpose of providing  sufficient cash balances to cover monthly  revenue and expenditure  imbalances.  The use of funds in the Cash Flow
Account is  governed  by  statute.  The  Legislature  established  the Cash Flow
Account at $350 million for the Current Biennium.

     The Budget  Reserve  Account was  established  in the General  Fund for the purpose of reserving funds to cushion the State from an economic  downturn.  The use of funds from the  Budget  Reserve  Account  is  governed  by  statute.  The
Legislature  established  the Budget  Reserve  Account at $653  million  for the
Current  Biennium.  The  projected  deficit  for the Current  Biennium  was $700 million.

     The State's  biennial  budget  appropriation  process relies on revenue and expenditure  forecasting  as the basis for  establishing  aggregate  revenue and expenditure  levels.  Revenue  forecasting for the State is conducted within the
Department of Finance by the Economic Analysis Division.  Expenditure  forecasts for the State are prepared by the  Department of Finance based on current annual budgets and on current cash  expenditure  estimates  provided by State  agencies responsible for significant expenditure items.

     In  addition  to the  forecasts  prepared  for the  Legislature  before the commencement of each new biennium,  forecasts are updated  periodically  through the biennium.  Based on each revenue and expenditure reforecast,  the Department of Finance prepares a new cash flow analysis for the biennium.

     Risks are inherent in the revenue and  expenditure  forecasts.  Assumptions about U.S.  economic  activity and federal tax and  expenditure  policy underlie these  forecasts.  In the forecast it is assumed that  existing  federal tax law will remain in place and that current  federal  budget  authority will remain in place.  Reductions  in federal  spending  programs  may affect  State  spending.
Finally,  even if economic  and federal tax  assumptions  are  correct,  revenue forecasts  are  still  subject  to other  variables  and some  normal  levels of statistical deviations.

         Current Biennium Period

         November 2006 Forecast

     The  Department  of Finance  prepared a revised  forecast  of General  Fund revenues and expenditures for the Current Biennium at the end of November 2006.

     Forecast  revenues for the Current  Biennium were more than forecast at the end of the 2006  legislative  session.  Final income tax  liability for tax year
2005 was increased  reflecting  higher final  payments and lower than  projected refunds.  Corporate  tax  receipts  were  forecast to be higher due to corporate profits in 2005 being much higher than  projected.  Sales tax  collections  were lower,  motor  vehicle  sales tax  collections  were  lower,  and the  statewide property tax receipts were higher.  The largest  changes in all other  resources came from higher  forecasts of receipts  from  mortgage  taxes,  the estate tax, investment income and fees.

     November 2006  projected  spending for the Current  Biennium was lower than projected at the end of the 2006 legislative  session.  K-12 education  spending decreased with the savings being due to lower cost  estimates and  participation in  selective  categorical  grant  programs.  A  reduction  in health  and human services  estimates was driven  largely by lower  caseloads  and slightly  lower costs in continuing care grant programs,  long-term care and chemical dependency activities. All other changes were lower. Included in all other was a savings in debt service payments  reflecting  savings from recent bond sales. Also included was a reduction in tax penalty and interest costs.

     January 2007 Governor's Budget Recommendations

     The Governor's  supplemental budget recommendations did not have a material impact  on the  financial  outlook  for the  Current  Biennium.  Recommendations included  conformity  with 2006 federal tax changes that were expected to reduce forecast  tax  revenues by $24 million.  Spending  recommendations  included $10 million in proposed  deficiency  appropriations  for state agencies,  as well as proposed law  changes,  expected to cost $7.5  million,  that would permit state agencies to carry forward  unspent  operating  appropriations  at the end of the biennium for future technology investments.

     As required by law, the Governor presented,  but did not recommend,  a plan to rebate the projected FY 2007 year-end balance to taxpayers.

         February 2007 Forecast

     The  Department  of Finance  prepared a revised  forecast  of General  Fund revenues and expenditures for the Current Biennium at the end of February 2007.

     Forecast  revenues for the Current  Biennium  were forecast to be less than forecast in November 2006.  Included in this current law forecast was a decrease due to  legislation  that  had  passed  in the  2007  legislative  session  that conformed  Minnesota  tax law to changes in the federal  code.  Declines of less than one  percent  in the  individual  income  tax and  sales  tax  were  almost completely  offset by small  increases  in the  corporate  income tax, the motor vehicle sales tax, and other revenues.

     Projected  current  law  spending  for  the  Current  Biennium  was  mainly unchanged  from the November 2006  forecast.  Total spending was projected to be less  than  projected  in  November.  Projected  costs for K-12  education  were reduced,  and the forecast  for human  services  spending  was below  November's estimates.  The changes came from a small  decline in pupil units and lower than expected  medical  spending  for the elderly and  disabled.  Those  savings were partially offset by a net increase in all other spending areas.

     The $1.013  billion  forecast  balance was 3.15% of projected  general fund revenues for the Current  Biennium.  Current law requires that forecast balances exceeding  one-half  of one percent be  designated  as  available  for rebate to taxpayers. A rebate, however, is not automatic and requires approval by the 2007 legislature.

     March 2007 Governor's Supplemental Budget Recommendations

     The Governor's  supplemental budget recommendations did not have a material
impact  on  the   proposed   general   fund   budget  for  the  next   biennium.
Recommendations  were updated to reflect  changes in current law  forecasts  for
E-12 education and human services.  Limited new recommendations were directed to improving the long-term budget outlook.  Proposed changes included a $44 million increase in transfers  from the state's  Health Care Access fund to better match expected  enrollment  growth in the respective funds and a $23 million gain from additional  use of federal  funds  related to hospital  payments.  The  Governor increased his recommendation for the budget reserve,  raising the proposed level from $700 million to $800 million, 4.5 percent of annual expenditures.

         April 2007 Economic Update

     The April 2007  Economic  Update shows General Fund tax receipts for Fiscal
Year 2007 are now estimated to be $5.8 million above the February 2007 Forecast.

     Corporate  income tax  receipts  showed  the  largest  variance  with $29.9 million above the February 2007  forecast.  Individual  income tax receipts were estimated to be $9.7 million above forecast.  Gross sales tax receipts were also above  forecast,  but larger than expected  sales tax refunds left net sales tax receipts  $18.4  million  lower than the  forecast.  All other tax receipts were
$15.4 million below forecast.

         Next Biennium Period

         November 2006 Forecast

     The  Department  of Finance  prepared a revised  forecast  of General  Fund revenues and expenditures for the Next Biennium at the end of November 2006.

     This was the first  forecast  of  revenues  and  expenditures  for the Next
Biennium.  Forecast revenues for the Next Biennium were expected to be more than forecast  at the end of the 2006  legislative  session and more than the Current
Biennium.  Tax revenues were projected to be greater than the Current  Biennium, and other  resources were projected to be lower than the Current  Biennium.  The balance brought forward from the Current Biennium was expected to be higher than the Current Biennium.

     Individual income tax revenues were expected to show the most growth in the
Next Biennium,  from the Current  Biennium.  Sales tax revenues were forecast to grow over the Current  Biennium,  while  statewide  property tax  receipts  were expected to grow over the Current  Biennium.  Corporate  income tax  collections were  forecast to decline from the Current  Biennium.  Motor  vehicle  sales tax collections  were forecast to decline due  primarily,  but not entirely,  to the phase-in of the  constitutional  dedication  of the motor  vehicle  sales tax to transportation  funds.  All other tax revenues were forecast to be lower than in the Current Biennium,  other non-dedicated revenues lower, and transfers in from other funds lower than the Current  Biennium.  All other resources were forecast to be higher than the Current Biennium.

     Projected  current law  spending  for the Next  Biennium was expected to be greater than end of session  estimates,  and higher than spending in the Current
Biennium.  Health  and human  services  spending  estimates  increased  over the
Current  Biennium.  Net  spending  in all other areas was nearly flat due to the fact that current law required FY 2007  legislative  appropriations  be the base for the Next Biennium budget planning.

     The Cash Flow Account and the Budget Reserve Account remained the same. The
Tax Relief  Account was reduced to zero for the Next  Biennium  having been used for tax  changes  made in the 2006  legislative  session  effective  in the Next
Biennium.

         February 2007 Forecast

     The  Department  of Finance  prepared a revised  forecast  of General  Fund revenues and expenditures for the Next Biennium at the end of February 2007.

     Forecast  revenues  for the Next  Biennium  were  expected  to be more than forecast  in  November  2006.  Projected  individual  income tax  receipts  were increased,  and corporate income tax receipts were increased over November.  The sales tax and motor  vehicle sales tax  forecasts  were reduced from  November's estimates. All other resources were higher than forecast in November.

     Projected  current law spending for the Next  Biennium  also showed  little change from the November forecast.  Total spending was projected to be more than projected in November.  An increase in forecast human  services costs  accounted for nearly two-thirds of the change,  reflecting projected increases in hospital costs.  K-12 education  estimates  increased due to higher forecast spending for compensatory  aid and  levy  equalization  programs.  Debt  service  projections increased reflecting the effect of slightly higher interest rate forecasts.  All other spending increased.

     March 2007 Governor's Budget Recommendations

     In January 2007 the Governor submitted a proposed budget to the Legislature for the Next  Biennium  that was based on the November  2006 forecast of General
Fund revenues and  expenditures  ("Current  Law").  In March 2007 the Governor's
budget  recommendations were updated to reflect changes in forecast revenues and spending resulting from the February 2007 forecast.

     Revenues Proposed in the Governor's Budget

     The March  2007  Governor's  recommendation  reflected  a net  decrease  in
General Fund revenues from the February 2007 forecast for the Next Biennium.

     The   Governor   included   no  general  tax   increases   in  his  January
recommendations,  and the proposed budget provided  targeted income and business tax relief that would  reduce  forecast  revenues.  Additionally,  the  Governor proposed  dedicating  leased  vehicle  sales  tax  receipts  for  transportation purposes  along  with a sales tax  exemption  for  transportation  projects  and operations.  These changes were expected to reduce  general fund tax revenues in the Next Biennium.

     Expenditures Proposed in the Governor's Budget

     The March 2007 Governor's  recommendation  for the Next Biennium  increased
General  Fund  spending  by $1.933  billion  from the  February  2007  projected forecast  of current  law.  The total  recommended  spending  increase is $3.076 billion (9.8 percent) over the forecast for the Current Biennium.

     E-12 education accounts for 40 percent of total General Fund spending. More than one-half of the increases shown result from recommendations to increase the basic  education  formula by 2%per year and  funding  for a  Successful  Schools initiative  that would  provide  one-time  bonuses,  equal to  approximately  an additional 2% on the basic education  formula,  to schools  meeting  achievement goals.  One-time  payments in the  Current  Biennium  to repay  school  district payment  shifts do not recur and act to reduce  growth  compared  to the Current
Biennium.

     The  budget  funded   forecast   current  law  growth  in  human   services
attributable  to  largely  growing  costs  in  Medical  Assistance,  Minnesota's
Medicaid  program.  Limited  additional  spending  recommended  by the  Governor represented  a  combination  of changes  related to  reforming  the health  care system, improving mental health services, providing rate increases to continuing care providers, and promoting health information technology.

     The Governor's  budget included  significant  increases both to the state's higher education  systems as well as to student financial aid programs to offset possible tuition increases.

     Property tax aids and credit payments to local  governments and individuals included  increases  to local  government  aids as well as  property  tax refund payments to individuals.

     A major  portion of increased  spending  for public  safety was directed to
operations  of  the  state's  correctional   facilities  and  funding  increased
operating costs in the state's court systems.

     An average  2%per  year  increase  from  current  appropriation  levels was recommended for operating  agencies  compensation  costs, as well as significant investments in technology and related operations.

         Reserves

     Current law  provided for a total of $1.003  billion in reserves  including the Budget  Reserve  Account  and a separate  cash flow  account.  The  Governor recommended  increasing to Budget Reserve Account. The Governor also recommended statutory  changes  to index  the  budget  reserve  to growth  in  general  fund spending.  Those recommendations set a goal of 5%of annual spending and required that a portion of future  forecast  balances be  automatically  deposited in the reserve until the 5%goal is met.

         2010-11 Biennium Period

     The planning  estimates for the 2010-11  Biennium,  based on the Governor's proposed  budget,  indicate  that there  would be a  structural  balance of $844 million,  meaning that projected total revenues,  excluding any balances carried forward,  would exceed total  expenditures.  The planning estimates are based on projected  current law  revenues  and  expenditures  as proposed by the Governor adjusted only for enrollments and caseloads in K-12 education and human services programs, as well as state prison populations.  The expenditure estimates do not include adjustments for general inflationary increases.

     |X|___Minnesota's  General  Obligations Debt. The State reported that as of
February  1, 2006,  it would have  $3.565  billion  in general  obligation  debt outstanding.  The total  amount of  general  obligations  bonds  authorized  but unissued as of February 1, 2006 was  predicted to be  approximately  $1 billion.
Pursuant to state law, the Commissioner of Finance has reserved the right, for a period of 18 months  after the bonds  have  been  issued,  to  determine  that a portion of the bonds were issued, or shall be deemed to have been issued,  for a different  purpose,  and  to  reallocate  and  transfer  their  proceeds  to the appropriate  account in the bond proceeds fund for  expenditure  pursuant to the law designated in the amendment.

     The Governor has  established a State Debt Management  Policy.  Included in this  policy is a guideline  providing  for the  issuance of general  obligation bonds in amounts  such that  appropriations  to the Debt  Service  Fund from the
General Fund should not exceed 3.0% of the General Fund  non-dedicated  revenues for a biennium;  and a second  guideline  providing that the principal amount of general  obligation  bond debt should not exceed 2.5% of the personal  income of
State residents. A third guideline is that the total amount of all State general obligation  bonds,  moral  obligation  debt,  State bond  guarantees,  equipment capital leases, and real estate leases outstanding at the end of any fiscal year should not  exceed  5.0% of State  personal  income for that  fiscal  year.  The purpose of the third guideline is to acknowledge  all future  commitments of the
State, and to establish an upper limit on the total amount of the commitments.

     |X|___Obligations   of  State   Agencies.   The  University  of  Minnesota,
established  as a separate  entity by the  Minnesota  Constitution,  and various
State  agencies  or  instrumentalities   established  by  the  Legislature,  are
authorized by law to issue various forms of obligations.  These  obligations may be supported by the full faith and credit of the University or the other issuer, or by various revenue pledges, or both. However,  such obligations are not debts of the State and the State is not required to provide  moneys for their payment.
..

     |X|___Litigation.  The State is a party to numerous  civil actions  pending against it,  which  could,  if  determined  adversely  to the State,  affect the
State's  expenditures,  and,  in some cases,  its  revenues,  including  certain actions that the State Attorney  General believed were likely to have a material adverse effect in excess of $10 million on the State's  expenditures or revenues during the Current Biennium.

     A Minnesota law creates a potential for taxation of future  exempt-interest dividends.  The 1995  Minnesota  Legislature  enacted a law that  would  include interest on obligations of Minnesota governmental units and Indian tribes in net income of individuals, estates and trusts for Minnesota income tax purposes if a
court  determines  that  Minnesota's   exemption  of  such  interest  unlawfully
discriminates against interstate commerce as a result of interest on obligations of governmental  issuers  located in other states not being  excluded.  This law applies to taxable  years that begin during or after the calendar  year in which any such court  decision  becomes final,  irrespective  of the date on which the obligations  were issued.  As of the date of this SAI, the Fund's  Minnesota tax counsel  does not know of any case  pending  which  challenges  Minnesota's  tax exemption for Minnesota Obligations on interstate commerce grounds.

     |X| Ratings of the State's Securities. As of April 17, 2007, Standard &
Poor's  and Fitch  had rated the  State's  general  obligation  bonds  "AAA" and
Moody's had rated those bonds "Aa1". These ratings reflect only the views of the particular  rating  organization.  An  explanation  of the views of its rating's meaning and  significance  may be obtained from the  respective  rating  agency.
These ratings are subject to change or withdrawal by the rating  agencies at any time.  Therefore,  after the date of issuance investors may not assume that such ratings  remain in effect.  A revision or  withdrawal of the ratings may have an adverse  effect on the market  price of the State and  municipal  securities  in which the Fund invests.

Special  Investment  Considerations - North Carolina  Municipal  Securities.  As
explained in the Prospectus,  the Fund's investments are highly sensitive to the fiscal stability of the State of North Carolina  (referred to in this section as the "State") and its subdivisions,  agencies,  instrumentalities or authorities, which issue the municipal  securities  in which the Fund invests.  The following information  on risk  factors  in  concentrating  in  North  Carolina  municipal securities  is only a  summary,  based  on  publicly-available  information.  No representation is made as to the accuracy of this information.

     The  services  industry  sector is the single  largest  job  segment of the
State's  economy and constituted  approximately  80% of North  Carolina's  total non-farm  employment in December  2006. The State reported that it had ended the fiscal year 2005-06  with an  over-collection  of revenues of $1.058  billion or
5.9% for the budgeted revenue  forecast.  The major tax categories that exceeded the budgeted forecast were individual  income,  corporate income,  and sales and use taxes.  The State  predicted that its total General Fund revenues for fiscal year 2006-07  would be $20.316  billion and General Fund  expenditures  would be
$20.053 billion.

     Factors Affecting Investments in North Carolina State Securities

     The State's  major  economic  sectors  are  services,  agriculture,  trade, manufacturing and tourism. Total non-farm employment accounted for approximately
4,064,500 jobs, not seasonally adjusted, in December 2006. The services industry sector is the single largest job segment of the State's  economy and constituted approximately  80% of the State's total  non-farm  employment in December  2006.
This  industry  includes  a broad  base of  occupations  throughout  the  State, including banking,  accounting,  legal services,  educational  services,  health services and  technology  services.  Total  employment  in the service  industry increased by 58,900 between December 2004 and December 2006.

     According to the United States  Department of Commerce,  Bureau of Economic
Analysis and the State Office of Budget and  Management,  during the period from
1990 to 2005,  per capita  income in the State grew from $17,295 to an estimated
$32,234,  an increase of almost 86%. According to the North Carolina  Employment
Security Commission, from January 1990 to December 2006, the seasonally-adjusted labor force grew from 3,451,292 to 4,514,514, an increase of 31%.

     State Revenues

     The State has three major  operating  funds that receive  revenues and from which moneys are expended:  the General Fund;  the Highway Fund; and the Highway
Trust Fund. All revenues are collected by the Department of Revenue,  except the highway use tax on motor vehicle  sales and motor vehicle  license tax and fees,
which  are  collected  by  the  Department  of  Transportation.   There  are  no
prohibitions  or limitations in the North Carolina  Constitution  on the State's
power  to levy  taxes,  except  the  income  tax  rate  limitation  of 10% and a prohibition against a capitation or "poll" tax.

     The State  reported  that for the 2005-06  fiscal  year,  State tax revenue reported in the General  Fund  totaled  $17.021  billion  and  combined  tax and non-tax revenue reported in the General Fund totaled $17.874 billion.

     State Budgets

     The State  Constitution  requires that the total  expenditures of the State for the  fiscal  period  covered  by the  budget  shall not  exceed the total of receipts  during  the  fiscal  period  and the  surplus  remaining  in the State
Treasury at the beginning of the period.

     Ratings of the State's  Securities As of January 12, 2007,  Standard  &
Poor's had rated the State's general  obligation  bonds "AAA," Moody's had rated those bonds "Aaa" and Fitch had rated those bonds "AAA".  These ratings  reflect the credit quality of the State only,  and do not indicate the  creditworthiness of securities of other issuers located in the State.

     o    Ratings reflect only the views of the respective  views of such rating organizations,  and an explanation of the significance of such ratings may be obtained only from the respective  organization  providing such rating.  There is no assurance that such ratings will remain in effect for any given  period  of time or that any or all will not be  revised downward or withdrawn entirely. Any downward revision or withdrawal of a rating may have an adverse  effect on the market  price of the State and municipal securities in which the Fund invests.

     State Indebtedness

     The State  reported that as of December 30, 2006, it had $5.690  billion in total general obligation bonds outstanding. Annual principal and interest due on this  outstanding  debt was reported to be $596.8 million in fiscal year 2006-07 and $577.6 million in fiscal year 2007-08.

     The  State  reported  having  $1.26  billion  of  authorized  but  unissued non-refunding  general  obligation  bonds.  The State  also has  authorized  but unissued  special  indebtedness  of  approximately  $712.1  million.  The  State anticipated that all or a large portion of these bonds and special  indebtedness would be issued from time to time over the next  several  years.  The timing and size of additional future issues will depend upon a number of factors, including the cash flow  requirements  of the State for the  programs  and  projects to be financed with the debt proceeds, the State's financial condition at the time the debt is proposed to be issued,  and capital  market  conditions.  The amount and timing of these sales had not been established.

     Pending Litigation

     The North Carolina  Comprehensive  Annual  Financial  Report for the fiscal year ended June 30, 2006 reported that the State is a defendant in various cases pending  in which the State  faces  the risk of either a loss of  revenue  or an unanticipated  expenditure.  An  adverse  result in any of the cases  could have negative budgetary consequences.

                     --------------------------------------------------------

Special  InvestmeFund   Balancerlessns  Fund  Ohio  Municipal  SecuritDesignated
Balance(a) Transfers(b)

     As described in the Prospectus, the Ohio Municipal Fund will invest most of its  assets  in  securities  issu  by or on  behalf  of  (or in  certificate  of participation  in  lease-purchase  obligations of) the State of Ohio,  political subdivisions  of the State,  agencies or  instrumentalities  of the State or its political  subdivisions (Ohio  Obligations).  The Ohio Municip Fund is therefore susceptible to - general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligation

     The following  information ed constitutes only a brief summary of s some of the many complex factors that may have an effect. The information does not apply to  "conduit"  obligatioor  on which the public  issuer  itself has no financial responsibility.  This  information  is derived from  official al  statements  of certain Ohio issuers  published in connection  with their issuance of securities and from other publicly available information,  and is. believed to be accurate.
No independent verification has been mad of any of the following information.

     Generally,  the  creditworthiness  of Ohio  Obligations of local issuers ns unrelated  to that  of  obligations  of t State  itself,  and the  State  has no responsibility to make payments on those local obligations.

     There  may  be  specific  factors  that  at  particular  times  apply  in s connection with investment in particular Ohio Obligations or in thoe obligations of  particular  Ohio  issuers.  It is  possible  that the  investment  may be in particular Ohio  Obligations,  or in those of particulais  issuers,  as to which those  factors he apply.  However,  the  information  belo is intended only as a general summary and is not intended as a discussion o any specific  factors that may affect any particular obligation or issuer.

     Much of this information is as July 11, 2007,  particularly debt se figures and other statistics.

     Ohio is the  seventh  most  populo  state.  The Census  count for 2000 wasr
11,353,100,  up from 10,847,100 in 199 w Although Ohio has become , increasingly reliant on the service f sector,  the state continues to rely i significant part on durable goods manufacturing,  which is largely concentrated in motor vehicles and of equipment,  steel, rubber products and household appliances. As a result, general economic activity,  as in many other  industrially-developed  states, us tends to be more  cyclical  than in som other  states  and in the nation as a 0.
whole.  Agriculture also is an important  segment of the economy,  wit over half the  state's  area  devoted  to  farming  and a  significant  portion of n total employment in agribusiness. As June 21, 2007, Moody's, Standard & Poor's and
Fitch have  assigned  Ohio's  general  obligation  bonds  "Aa1," "AA+ and "AA+,"
respectively.  There can be no assurance  that these ratings will  continue.  In earlier  years,  the State's e overall  unemployment  rate was commonl  somewhat higher than the national figure.  For example,  the reported 19h average monthly
State rate was 5.7%, compared to the 5.5% national figure. However, then through
1998 the annualof  State rates were below the  national  rates (4.3% vs. 4.5% in
1998),  were  again  slightly  higher in 1999  (4.3% v" 4.2%) and 2000 (4.0% vs.
4.0%),  lower in 2001 (4.4% vs.  4.7%) and in 2002 (5.7% vs. 5.8%) and higher in
2003 (6.2% vs. 6.0%),  in 2004 (6.1% vs. 5.5%) and in 2005 (5.9% vs.  5.1%).  Iy
April 2007,  the State  unemployment  ra was higher than the national rate (5.90
vs. 4.5%).  The  unemployment  rate and its effects vary among geographic are of the State.

     There can be no  assurance  that future  national,  regional or  state-wis.
economic  difficulties,  and the resulting  impact on State or local  government finances generally, will n adversely affect the market value of Ohio Obligations held in the Ohio n Municipal  Fund or the ability of te  particular  obligors to make timely 7% payments of debt service on (or lease payments relating to) those
Obligatioas

     The State operates on the basis of a fiscal biennium for its appropriations and expenditures,  and de effectively precluded by law from ending its July 1 to
June 30 fiscal year (FY) or fiscal biennium in a ot deficit position. Most State operations are financed  through the General  Revenue Fund (GRF),  for which the personal income and sales-use tax are the major sources. Growth and depletion of
GRF ending  fund  balancesns.  show a  consistent  pattern  related to  national economic conditions, with th ending FY balance reduced during less favorable and
increased   during   more  is   favorable   economic   periods.   The  Stat  has
well-established procedures for, and has timely taken, necessary actio to ensure resource/expenditure  balanc during less favorable  economic  period such as the current  fiscal  biennium.  Those  procedures  include  general  and es selected reductions in appropriations spending.

     The GRF ending fund balance fore Fiscal Year 2006 was $1,025,967,000.

         Recent biennium ending GRF     e
   balances were:
                                        ns
                                        es                    Cash
                   Biennium             s                    Balance

                     ========================================================
   --------------------------------------------------------------------------

        1994-95       $1,312,234,000     $928,019,000       $70,000,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

        1996-97        1,367,750,000      834,933,000       149,033,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

        1998-99        1,512,528,000      976,778,000       221,519,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

        2000-01          817,069,000      219,414,000       206,310,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

        2002-03          396,539,000       52,338,000        52,338,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

        2004-05        1,209,200,000      682,632,000       127,800,000

   --------------------------------------------------------------------------

(a)   Reflects the ending cash balance less amounts encumbered to cover financial commitments made prior to the end of the fiscal year.
   (b)      Reflects  the ending fund  balance  less  amounts  designated  for transfer to other funds, including the BSF.

      Actions have been and may be taken by the State during less favorable economic periods to ensure resource/expenditure balances (particularly in the
GRF), some of which are described below.  None of those actions were or are being applied to appropriations or expenditures needed for debt service or lease payments relating to any State obligations.

      The appropriations acts for the 2006-07 biennium include all necessary appropriations for debt service on State obligations and for lease payments relating to lease rental obligations issued by the Ohio Building Authority and the Treasurer of State, and previously by the Ohio Public Facilities
Commission.

      The following is a selective general discussion of State finances, particularly GRF receipts and expenditures, for recent and the current bienniums.

      1994-95.  Expenditures were below those authorized, primarily as the result of lower than expected Medicaid spending, and tax receipts (primarily auto sales and use) were significantly above estimates.  Transfers from the biennium-ending GRF fund balance included $535,200,000 to the BSF and
$322,800,000 to other funds, including a family services stabilization fund in anticipation of possible federal programs changes.

      1996-97.  From a higher than forecasted mid-biennium GRF fund balance,
$100,000,000 was transferred for elementary and secondary school computer network purposes and $30,000,000 to a new State transportation infrastructure fund.  Approximately $400,800,000 served as a basis for temporary 1996 personal income tax reductions aggregating that amount.  Of the GRF biennium-ending fund balance, $250,000,000 was directed to school buildings,
$94,400,000 to the school computer network, $44,200,000 to school textbooks and instructional materials and a distance learning program, $34,400,000 to the BSF, and $262,900,000 to the State Income Tax Reduction Fund (ITRF).

      1998-99.  GRF appropriations of approximately $36 billion provided for significant increases in funding for primary and secondary education.  Of the first Fiscal Year (ended on June 30, 1998) ending fund balance of over $1.08 billion, approximately $701,400,000 was transferred to the ITRF, $200,000,000 into public school assistance programs, and $44,184,200 into the BSF.  Of the
GRF biennium-ending fund balance, $325,700,000 was transferred to school building assistance, $293,185,000 to the ITRF, $85,400,000 to SchoolNet (a
program to supply computers for classrooms), $4,600,000 to interactive video distance learning, and $46,374,000 to the BSF.

      2000-01.  The State's financial situation varied substantially in the
2000-01 biennium.  The first Fiscal Year of the biennium ended with a GRF cash balance of $1,506,211,000 and a fund balance of $855,845,000.  A transfer of $49,200,000 from that balance increased the BSF to $1,002,491,000
(or 5% of GRF revenue for the preceding Fiscal Year).  An additional
$610,400,000 was transferred to the ITRF.

      In the middle of the second year of the biennium, the State enacted supplemental appropriations of $645,300,000 to address shortfalls in its
Medicaid and disability assistance programs.  The State's share of this additional funding was $247,600,000, with $125,000,000 coming from Fiscal
Year 2001 GRF spending reductions and the remainder from available GRF moneys.  The reductions were implemented by OBM prior to March 1, 2001 applying a 1 to 2% cut to most State departments and agencies.  Expressly excluded from the reductions were debt service and lease rental payments relating to State obligations, and elementary and secondary education.

      In March 2001, new lowered revenue estimates for Fiscal Year 2001 and for Fiscal Years 2002 and 2003 were announced.  Based on indications that the
Ohio economy continued to be affected by the national economic downturn, GRF revenue estimates for Fiscal Year 2001 were reduced by $288,000,000.  In addition, OBM projected higher than previously anticipated Medicaid expenditures.  Among the more significant steps taken to ensure the positive
GRF ending fund balance at June 30, 2001 were further spending reductions
(with the same exceptions noted above for debt service and education) and authorization to transfer from the BSF to the GRF amounts necessary to ensure an ending GRF fund balance of $188,200,000.  The State ended Fiscal Year 2001 with a GRF fund balance of $219,414,000, making that transfer unnecessary.

      2002-03.  Ongoing and rigorous consideration was given by the Governor and the General Assembly to revenues and expenditures throughout Fiscal Years
2002-03, primarily as a result of continuing weak economic conditions.
Budgetary pressures during this period were primarily due to continuing lower than previously anticipated levels of receipts from certain major revenue sources.
      Consideration came in four general time frames - the June 2001 biennial appropriation act, late fall/early winter 2001, late spring and summer 2002, and late winter/spring 2003.  Significant remedial steps included authorization to draw down and use the entire BSF balance, increased cigarette taxes, and use of tobacco settlement moneys previously earmarked for other purposes.
      The biennial GRF appropriations act passed in June 2001 provided for biennial GRF expenditures of approximately $45.1 billion without increases in any major State taxes.  That Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.  That original appropriations act also provided for the following uses of certain reserves, aimed at achieving Fiscal Year and biennium ending positive GRF fund balances, based on then current estimates and projections:
o     Transfer of up to $150,000,000 from the BSF to the GRF for increased
         Medicaid costs.
o     An additional $10,000,000 transfer from the BSF to an emergency purposes fund.
o     Transfer to the GRF in Fiscal Year 2002 of the entire $100,000,000 balance in the Family Services Stabilization Fund.

      The Ohio economy continued to be negatively affected by the national economic downturn and by national and international events, and in October
2001 OBM lowered its GRF revenue estimates.  Based on reduced revenue collections, particularly personal income and sales and use taxes, OBM then projected GRF revenue shortfalls of $709,000,000 for Fiscal Year 2002 and
$763,000,000 for Fiscal Year 2003.  Executive and legislative actions taken to address those shortfalls included:
      o  Spending reductions and limits on hiring and major purchases.
Governor ordered spending reductions were at the annual rate of 6% for most
State agencies, with lesser reductions for correctional and other institutional agencies, and with exemptions for debt service related payments, primary and secondary education and the adjutant general.
      o    December 2001 legislation, the more significant aspects of which included:
o     Authorizing transfer of up to $248,000,000 from the BSF to the GRF during the current biennium.  This was in addition to the
                  $160,000,000 in transfers from the BSF provided for in the original appropriations act (and would reduce the BSF
                  balance to approximately $607,000,000).
o     Reallocating to the GRF a $260,000,000 portion of tobacco settlement receipts in Fiscal Years 2002 and 2003, intended to be
                  replenished from settlement receipts in Fiscal Years
                  2013-14.
o     Authorizing Ohio's participation in a multi-state lottery game, estimated to generate approximately $40,000,000 annually
                  beginning in Fiscal Year 2003.
      Continuing weak economic conditions, among other factors, then led OBM in the spring of 2002 to project a higher than previously estimated GRF revenue shortfall.  Among areas of continuing concern were lower than anticipated levels of receipts from personal income and corporate franchise taxes.  These additional GRF estimated shortfalls were approximately
$763,000,000 in Fiscal Year 2002 and $1.15 billion in Fiscal Year 2003.
Further executive and legislative actions were taken for Fiscal Year 2002 to ensure a positive GRF fund balance for Fiscal Year 2002 and the biennium.  In addition to further appropriation reductions for certain departments and other management steps, those actions included legislation providing for among other things:

      o  Authorization of additional transfers to the GRF of the then remaining BSF balance ($607,000,000) as needed in Fiscal Years 2002 and 2003, and of $50,800,000 of unclaimed funds.

      o   $50,000,000 reduction in the Fiscal Year 2002 ending GRF balance
(to $100,000,000 from its previously budgeted level of $150,000,000).

      o  Increased cigarette tax by 31(cent)per pack (to a total 55(cent)a pack), estimated by OBM to produce approximately $283,000,000 in Fiscal Year 2003.

      o  Transfers to the GRF of $345,000,000 from tobacco settlement moneys received in Fiscal Years 2002 and 2003 previously earmarked for construction of elementary and secondary school facilities, with moneys for that purpose replaced by $345,000,000 in additionally authorized general obligation bonds.

      o  Extension of the State income tax to Ohio-based trusts and exemption of certain Ohio business taxes from recent federal tax law economic stimulus changes by "decoupling" certain State statutes from federal tax law changes affecting business equipment depreciation schedules.  The combination produced approximately $283,000,000 in Fiscal Year 2003.

      Fiscal Year 2002 ended with positive GRF balances of $108,306,000
(fund) and $619,217,000 (cash).  This was accomplished by the remedial steps described above, including significant transfers from the BSF ($534,300,000)
and from tobacco settlement moneys ($289,600,000).  The Fiscal Year 2002 ending BSF balance was $427,904,000, with that entire balance appropriated for GRF use if needed in Fiscal Year 2003.

      On July 1, 2002, the Governor issued an executive order directing a total of approximately $375,000,000 in GRF spending cutbacks for Fiscal Year
2003 (based on prior appropriations) by agencies and departments in his administration, as well as limitations on hiring, travel and major purchases.  This cutback order reflected prior budget balancing discussions between the Governor and General Assembly and reflected annual cutbacks ranging generally from 7.5% to 15%.  Excluded from those cutbacks were elementary and secondary education, higher education, alcohol and drug addiction services, and the adjutant general.  Also expressly excluded were debt service and lease rental payments relating to State obligations, and ad valorem property tax relief payments (made to local taxing entities).

      Based on continuing reduced revenue collections (particularly, personal income taxes and sales tax receipts for the holidays) and projected additional Medicaid spending, OBM in late January 2003 announced an additional GRF shortfall of $720,000,000 for Fiscal Year 2003.  The Governor
ordered immediate additional reductions in appropriations spending intended to generate an estimated $121,600,000 of GRF savings through the end of the
Fiscal Year (expressly excepted were appropriations for or relating to debt service on State obligations).

      The Governor also proposed for the General Assembly's enactment by
March 1, 2003, the following additional revenue enhancements, transfers and expenditure reductions for Fiscal Year 2003 to achieve a positive GRF fund balance at June 30, 2003 as then estimated by OBM:

      ?  A 2.5% reduction in local government fund distributions to most subdivisions and local libraries, producing an estimated $30,000,000 savings.  This reduction is in addition to the prior local government fund distribution adjustments noted below.

      o  Transfers to the GRF from unclaimed funds ($35,000,000) and various rotary funds ($21,400,000).

      o  A one-month acceleration in sales tax collections by vendors filing electronically, to produce $286,000,000.

      o  An additional increase in the cigarette tax of 45 cents per pack (to a total of $1.00 a pack), to produce approximately $140,000,000.

      o  A doubling of the current taxes on spirituous liquor and beer and wine, to net an additional $18,700,000.

      The General Assembly gave its final approval on February 25, 2003 to legislation authorizing the first three elements of the Governor's proposal, but that legislation did not include the proposed additional taxes on cigarettes and spirituous liquor and beer and wine.  To offset the General
Assembly's enactment of legislation that did not include the proposed additional taxes on cigarettes and liquor, beer and wine, the Governor on
March 25 ordered additional reductions in GRF appropriations spending aggregating $142.5 million for the balance of Fiscal Year 2003.  Included were reductions (generally at an annualized rate of 2.5%) of $90.6 million in
State foundation and parity aid to school districts and an additional $9.3 million in Department of Education administration spending, $39.2 million in instructional support to higher education institutions, and other selected reductions totaling $3.4 million.  The Governor also identified approximately
$20 million in excess food stamp administration funds available to offset the need for further expenditure reductions.  Expressly excepted from those reductions were appropriations for or relating to debt service on State obligations.

      Based on the Administration's continuing monitoring of revenues, and as an anticipated step in the then ongoing 2004-05 biennial budget and appropriations process, OBM reported revised revenue estimates to the General
Assembly on June 11, 2003.  Those estimates revised Fiscal Year 2003 revenues downward by an additional $200,000,000 from OBM's January 2003 adjusted baseline, based primarily on updated income and sales tax receipts through
May 31.  The Governor and OBM addressed this additional Fiscal Year 2003 revenue shortfall through additional expenditure controls and by drawing upon
$193,030,000 of federal block grant aid made available to the State prior to
June 30 under a federal law effective on May 28, 2003.

      The State ended the 2002-03 biennium with a GRF fund and cash balances of $52,338,000 and $396,539,000, respectively, and a balance in the BSF of
$180,705,000.

      Additional appropriations actions during the 2002-2003 biennium, affecting most subdivisions and local libraries in the State, relate to the various local government assistance funds.  The original appropriations act capped the amount to be distributed in Fiscal Years 2002 and 2003 to essentially the equivalent monthly payment amounts in Fiscal Years 2000 and
2001.  Subsequent legislation amended the level to the lesser of those prior
Fiscal Year amounts or the amount that would have been distributed under the standard formula.

      2004-05.  The GRF appropriations act for the 2004-05 biennium was passed by the General Assembly and signed (with selective vetoes) by the
Governor in June 2003.  The Act provided for total GRF biennial revenue of approximately $48.95 billion and total GRF biennial expenditures of approximately $48.79 billion.  That Act and the separate appropriations acts for the biennium included all necessary debt service and lease-rental payments related to State obligations.
      Among other expenditure controls, the Act included Medicaid cost containment measures including pharmacy cost management initiatives, limited expenditure growth for institutional services and implementation of managed care for higher-cost populations; continued phase-out of certain tangible personal property tax relief payments to local governments; the closing by consolidation of three institutional facilities during the biennium;
adjustments in eligibility guidelines for subsidized child care from 185% to
150% of the federal poverty level and freezing certain reimbursement rates;
no compensation increases for most State employees in Fiscal Year 2004 and limited one-time increases in Fiscal Year 2005; and continued limitation on local government assistance fund distributions to most subdivisions and local libraries to the lesser of the equivalent monthly payments in Fiscal Year
2003 or the amount that would have been distributed under the standard formula.
      The GRF expenditure authorizations for the 2004-05 biennium reflected and were supported by revenue enhancement actions contained in the Act including:
o     A one-cent increase in the State sales tax (to six percent) for the biennium (expiring June 30, 2005), projected to generate
         approximately $1.25 billion in each Fiscal Year.
o     Expansion of the sales tax base to include dry-cleaning/laundry services, towing, personal care and other services, and satellite television, projected in the aggregate to produce approximately
         $69,000,000 annually.  (The inclusion of satellite television in the sales tax base, projected to produce approximately $21,000,000 annually, is subject to an ongoing legal challenge.)
o     Moving local telephone companies from the public utility tax base to the corporate franchise and sales tax, projected to produce approximately $29,000,000 annually.
o     Elimination of the sales tax exemption for WATS and 800 telecom services coupled with the enactment of a more limited exemption for call centers, projected to produce approximately $64,000,000 annually.
o     Adjustments in the corporate franchise tax through the adoption of the
         Uniform Division of Income for Tax Purposes Act (UDITPA) for
         apportionment of business income among states, and an increase in the corporate alternative minimum tax, projected in the aggregate to produce approximately $35,000,000 annually.

      The Act also authorized and OBM on June 30, 2004 transferred
$234,700,000 of proceeds received from the national tobacco settlement into the GRF.  In addition, the Act authorized the draw down during the biennium of federal block grant and Medicaid assistance aid made available to the
State under a federal law effective May 28, 2003.  OBM drew down $211,600,000 and $316,800,000 of those federal monies in Fiscal Years 2004 and 2005, respectively.

      Based on regular monitoring of revenues and expenditures, OBM in March
2004 announced revised GRF revenue projections for Fiscal Years 2004 and 2005 based primarily on reduced revenue collections from personal income taxes.
In response to OBM reducing its GRF revenue projection by $247,100,000
(1.02%) for Fiscal Year 2004 and by $372,700,000 (1.48%) for Fiscal Year
2005, the Governor ordered Fiscal Year 2004 expenditure reductions of approximately $100,000,000.  On July 1, the Governor ordered additional
Fiscal Year 2005 expenditure cuts of approximately $118,000,000 and a reduction of $50,000,000 in State spending on Medicaid reflecting an increased Federal share of certain Medicaid services.  Expressly excluded from those reductions were debt service and lease rental payments relating to
State obligations, State basic aid to elementary and secondary education, instructional subsidies and scholarships for public higher education, in-home care for seniors and certain job creation programs.  The balance of those revenue reductions were offset by GRF expenditure lapses and, for Fiscal Year
2005, elimination of an anticipated $100,000,000 year-end transfer to the BSF while maintaining a one-half percent year-end GRF fund balance.

      The State ended Fiscal Year 2004 with a GRF fund balance of
$157,509,000.  Improving economic conditions had a positive effect on revenue in Fiscal Year 2005.  With GRF revenue receipts modestly outperforming estimates for much of the Fiscal Year, OBM in June 2005 increased its GRF revenue estimates by $470,700,000.  Final Fiscal Year 2005 GRF revenue came in $67,400,000 above that revised estimate.  With Fiscal Year 2005 spending close to original estimates, the State made the following Fiscal Year-end allocations and transfers:  $60,000,000 to address a prior-year liability in the Temporary Assistance to Needy Families program; $40,000,000 to a disaster services contingency fund; $50,000,000 to the State's share of the school facilities construction program; and $394,200,000 to the BSF.  After these and certain smaller transfers, the State ended Fiscal Year 2005 and the biennium with a GRF fund balance of $127,800,000 and a BSF balance of
$574,205,000.

      Current Biennium.  Consistent with State law, the Governor's Executive
Budget for the 2006-07 biennium was released in February 2005 and introduced in the General Assembly.  After extended hearings and review, the GRF appropriations Act for the 2006-07 biennium was passed by the General
Assembly and signed (with selective vetoes) by the Governor on June 30, 2005.
 That Act provides for total GRF biennial revenue of approximately $51.5 billion (a 3.8% increase over the 2004-05 biennial revenue) and total GRF biennial appropriations of approximately $51.3 billion (a 5.0% increase over the 2004-05 biennial expenditures).  Spending increases for major program categories over the 2004-05 actual expenditures are:  5.8% for Medicaid (the
Act also included a number of Medicaid reform and cost containment initiatives); 3.4% for higher education; 4.2% for elementary and secondary education; 5.5% for corrections and youth services; and 4.8% for mental health and mental retardation.  The Executive Budget, the GRF appropriations
Act and the separate appropriations acts for the biennium included all necessary debt service and lease rental payments related to State obligations.
      The GRF expenditure authorizations for the 2006-07 biennium reflect and are supported by a significant restructuring of major State taxes, including:
o     A 21% reduction in State personal income tax rates phased in at 4.2%
         per year over the 2005 through 2009 tax years.
o     Phased elimination of the State corporate franchise tax at a rate of approximately 20% per year over the 2006 through 2010 tax years
         (except for its continuing application to financial institutions and certain affiliates of insurance companies and financial
         institutions).
o     Implementation of a new commercial activity tax (CAT) on gross receipts from doing business in Ohio that is being phased in over the 2006 through 2010 tax years.  When fully phased in, the CAT will be levied at a rate of 0.26% on gross receipts in excess of
         $1,000,000.  (The inclusion of wholesale and retail food sales for off-premise consumption, projected to produce approximately
         $140,000,000 annually once the CAT is fully-phased in, is subject to a legal challenge).
o     A 5.5% State sales and use tax (decreased from the 6.0% rate for the
         2004-05 biennium).
o     An increase in the cigarette tax from $0.55 per pack (of 20 cigarettes)
         to $1.25 per pack.

      OBM continually monitors and analyzes revenues and expenditures and prepares a financial report summarizing its analyses at the end of each month.  The most recent Monthly Financial Reports are accessible via OBM's home page on the Internet at http://www.obm.ohio.gov/finrep, and copies are available upon request to OBM.

      The Governor signed into law on June 5, 2006 legislation enacted by the
General Assembly imposing a limitation on most GRF appropriations commencing with the 2008-09 biennium.  This statutory limitation initially uses Fiscal
Year 2007 GRF appropriations as a baseline and then applies an annual growth factor of the greater of 3.5% or the sum of the inflation rates and rate of
State population change.  Every fourth fiscal year thereafter becomes a new base year.  GRF appropriations for State debt service payments are expressly excepted from this statutory limitation.  This legislation was enacted as an alternative to a proposed "tax and expenditure limitation" (TEL) amendment to the Ohio Constitution that was withdrawn from the November 2006 general election ballot.

      The State ended Fiscal Year 2006 with a GRF cash balance of
$1,528,812,000 and a GRF fund balance of $1,025,967,000.  Of that ending GFR fund balance, the State carried forward $631,933,000 to cover the expected and planned for variance of Fiscal Year 2007 GFR appropriations over estimated revenue, to offset the one-time cost of accelerating the phase-in of reductions in State personal income tax withholding rates, and to maintain
0.5% of Fiscal Year 2007 GFR revenue as an ending fund balance.  The remaining $394,034,000 was deposited into the BSF increasing its balance to
$1,012,289,000 (which includes $40,045,000 in receipts collected from a broad tax amnesty initiative and deposited in June 2006).

      The Governor's Executive Budget for the 2008-2009 biennium was released on March 15, 2007.  That Executive Budget proposal includes all necessary GRF debt service and lease-rental amounts for the biennium.  The budget proposal is reflected in appropriations legislation introduced in the House and to be considered for enactment by both houses of the General Assembly.

      Litigation was commenced before the Ohio Supreme Court relating to the transfer to the GRF and use in Fiscal Year 2002 for general State purposes of
$60,000,000 in earned federal reimbursement on Title XX (Social Services
Block Grant) expenditures.  Plaintiff Cuyahoga County filed an action contesting this transfer and use of those monies for general State purposes, and the trial court ordered the State to return the monies to its Department of Job and Family Services.  The State appealed the trial court's decision and order.  In June 2005, the Cuyahoga County Court of Appeals upheld the trial court's decision.  The State appealed the Court of Appeals decision to the Ohio Supreme Court.  In January 2007, the Ohio Supreme court overturned the Court of Appeals decision and ruled in favor of the State.

      The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution.  The
State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000.  The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation.  (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.)  The
Constitution provides that "Except the debts above specified  . . . no debt whatever shall hereafter be created by, or on behalf of the state."

      By 18 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation (GO) debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for three that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities.  Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, and site development.  Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State's motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

      A 1999 constitutional amendment provides an annual debt service "cap"
applicable to most future issuances of State general obligations and other
State direct obligations payable from the GRF or net State lottery proceeds.
Generally, and except for the additional $650,000,000 of general obligation debt approved by the voters at the November 8, 2005 election for research and development and the development of sites and facilities, new obligations may not be issued if future Fiscal Year debt service on those new and the then outstanding bonds of those categories would exceed 5% of the total estimated
GRF revenues plus net State lottery proceeds during the Fiscal Year of issuance.  Those direct obligations of the State include, for example, special obligation bonds that are paid from GRF appropriations, but exclude bonds such as highway bonds that are paid from highway user receipts.
Pursuant to the amendment and implementing legislation, the Governor has designated the OBM Director as the State official to make the 5%
determinations and certifications.  Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the General
Assembly and may be changed by future constitutional amendments.

      In addition to its issuance of highway bonds, the State has financed selected highway infrastructure projects by issuing bonds and entering into agreements that call for debt service payments to be made from federal transportation funds allocated to the State, subject to biennial appropriations by the General Assembly.  The highest annual State payment under those agreements in the current or any future fiscal year is
$99,396,150 in Fiscal Year 2007.  In the event of any insufficiency in the anticipated federal allocations to make payments on State bonds, the payments are to be made from any lawfully available moneys appropriated to ODOT for the purpose.

      State agencies also have participated in buildings and equipment, information systems and non-highway transportation projects that have local as well as State use and benefit, in connection with which the State has entered into lease-purchase agreements with terms ranging from 7 to 20 years.  Certificates of Participation (COPs) have been issued in connection with those agreements that represent fractionalized interests in and are payable from the State's anticipated payments.  The maximum annual payment under those agreements, made from GRF appropriations, is $15,941,949 in
Fiscal  Year 2008.  Payments by the State are subject to biennial appropriations by the General Assembly with the lease terms subject to renewal if appropriations are made.  The OBM Director's approval of such agreements is required if COPs are to be publicly-offered in connection with those agreements.

      A statewide economic development program assists the financing of facilities and equipment for industry, commerce, research and distribution, including technology innovation, by providing loans and loan guarantees.  The law authorizes the issuance of State bonds and notes secured by a pledge of portions of the State profits from liquor sales.  The General Assembly has authorized the issuance of these obligations with a general maximum of
$500,000,000 to be outstanding at any one time.  The aggregate amount from the liquor profits to be used in any Fiscal Year in connection with these bonds may not exceed $45,000,000.  The total of unpaid guaranteed loan amounts and unpaid principal of direct loans may not exceed $800,000,000.
Pursuant to a 2000 constitutional amendment, the State has issued
$100,000,000 of bonds for revitalization purposes that are also payable from
State liquor profits.  The maximum annual debt service on all state bonds payable from State liquor profits is $39,573,576 in Fiscal Year 2008.

      Certain State agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission.  By judicial interpretation, such revenue bonds do not constitute "debt" under the constitutional provisions described above.  The Constitution authorizes State bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.

      Litigation was commenced in the Ohio courts in 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools".  On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision on a motion to reconsider its own decision rendered in
September 2001, concluded (as it had in its 1997 and 2000 opinions in that litigation) that the State did not comply with that requirement, even after again noting and crediting significant State steps in recent years.

      In its prior decisions, the Ohio Supreme Court stated as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity.

      With particular respect to funding sources, the Court concluded in 1997 and 2000 decisions that property taxes no longer may be the primary means of school funding in Ohio.

      On March 4, 2003, the plaintiffs filed with the original trial court a motion to schedule and conduct a conference to address compliance with the orders of the court in that case, the State petitioned the Ohio Supreme Court to issue a writ prohibiting that conference on compliance, and the trial court subsequently petitioned the Ohio Supreme Court for guidance as to the proper course to follow.  On May 16, 2003, the Ohio Supreme Court granted that writ and ordered the dismissal of the motion before the trial court.  On
October 20, 2003 the United States Supreme Court declined to accept the plaintiff's subsequent petition requesting further review of the case.

      The General Assembly has taken several steps, including significantly increasing State funding for public schools.  In addition, at the November
1999 election electors approved a constitutional amendment authorizing the issuance of State general obligation debt for school buildings and for higher education facilities.  December 2000 legislation addressed certain mandated programs and reserves, characterized by the plaintiffs and the Court as
"unfunded mandates."

      Under the current financial structure, Ohio's 613 public school districts and 49 joint vocational school districts receive a major portion
(but less than 50%) of their operating moneys from State subsidy appropriations (the primary portion of which is known as the Foundation
Program) distributed in accordance with statutory formulae that take into account both local needs and local taxing capacity.  The Foundation Program amounts have steadily increased in recent years, including small aggregate increases even in those Fiscal Years in which appropriations cutbacks were imposed.

      School districts also rely upon receipts from locally voted taxes.  In part because of provisions of some State laws, such as that partially limiting the increase (without further vote of the local electorate) in voted property tax collections that would otherwise result from increased assessed valuations, some school districts have expressed varying degrees of difficulty in meeting mandated and discretionary increased costs.  Local electorates have largely determined the total moneys available for their schools.  Locally elected boards of education and their school administrators are responsible for managing school programs and budgets within statutory requirements.

      The State's present school subsidy formulas are structured to encourage both program quality and local taxing effort.  Until the late 1970's, although there were some temporary school closings, most local financial difficulties that arose were successfully resolved by the local districts themselves by some combination of voter approval of additional property tax levies, adjustments in program offerings, or other measures.  For more than
20 years, requirements of law and levels of State funding have sufficed to prevent school closings for financial reasons, which in any case are prohibited by current law.

      To broaden the potential local tax revenue base, local school districts also may submit for voter approval income taxes on the district income of individuals and estates (and effective July 1, 2005, municipal income taxes that may be shared with school districts).  Many districts have submitted the question, and income taxes are currently approved in 145 districts.

      Original State basic aid appropriations for the 1992-93 biennium of
$9.5 billion provided for 1.5% and 4.8% increases in the two Fiscal Years of the biennium over appropriations in the preceding biennium which were subject to State spending reductions for Fiscal Year 1992 of 2.5% of annual
Foundation Program appropriations.   There were no reductions for the 172
districts with the lowest per pupil tax valuations, and the reductions were in varying amounts with varying effects for the other districts.  Foundation payments were excluded from the then Governor's spending reduction order for
Fiscal Year 1993.

      Biennial school funding State appropriations from the GRF and Lottery
Profits Education Fund (but excluding federal and other special revenue funds) for recent biennia were:

o     1994-95 - $8.9 billion provided for 2.4% and 4.6% increases, respectively, in State aid in the biennium's two Fiscal Years.
o     1996-97 - $10.1 billion representing a 13.6% increase over the preceding biennium total.
o     1998-99 - $11.6 billion (18.3% over the previous biennium).
o     2000-01 - $13.3 billion (15% over the previous biennium).
o     2002-03 - $15.2 billion (17% over the previous biennium before the expenditure reductions).
o     2004-05 - $15.7 billion (3.3% over the previous biennium before the expenditure reductions).
      State appropriations for the purpose made for the 2006-07 biennium are
$16.3 billion (3.8% over the previous biennium), representing an increase of
2.0% in Fiscal Year 2006 over 2005 and 1.4% in Fiscal Year 2007 over 2006.

      Those total State 2006-07 biennial appropriations exclude non-GRF and federal appropriations, but include appropriations from the GRF and the lottery profits education fund (LPEF).  The amount of lottery profits transferred to the LPEF totaled $671,352,000 in Fiscal Year 2003, and
$648,106,000 in Fiscal Year 2004 and $645,137,000 in Fiscal Year 2005, and
$646,276,000 in Fiscal Year 2006 (which excludes $5,820,000 transferred to the Deferred Prize Trust Fund).  Ohio's participation in the multi-state lottery commenced in May 2002.  A constitutional provision requires that net lottery profits be paid into LPEF to be used solely for the support of elementary, secondary, vocational and special education purposes, including application to debt service on general obligation bonds to finance common school facilities.

      In response to the 1997 Ohio Supreme Court decision holding certain provisions for local school district borrowing unconstitutional, the General
Assembly created the school district solvency assistance program.  Beginning in Fiscal Year 1999, local school districts in fiscal emergency status as certified by the Auditor of State could apply for an advancement of future year Foundation Program distributions.  The amount advanced was then deducted, interest free, from the district's foundation payments over the following two-year period.  Six school districts received a total of approximately $12,100,000 in solvency assistance advancements during Fiscal
Year 1999, with another six districts receiving a total of approximately
$8,657,000 in Fiscal Year 2000.  This solvency assistance program was held to be not in compliance with the Constitution by the Supreme Court.  In Fiscal
Year 2001 four districts received approximately $3,800,000 under a restructured solvency assistance program.  The program was further modified in December 2000 to allow districts that experience an unforeseen catastrophic event to apply for a grant.  In Fiscal Year 2002, three districts received catastrophic grants totaling $2,569,970 and one district received a solvency advance in the amount of $421,000.  In Fiscal Year 2003, three districts received solvency advances in the amount of $8,742,000 and no districts received catastrophic grants.

      Legislation was enacted in 1996 to address school districts in financial straits.  It is similar to that for municipal "fiscal emergencies"
and "fiscal watch", but is particularly tailored to certain school districts and their then existing or potential fiscal problems.  There are currently ten school districts in fiscal emergency status and fifteen in fiscal watch status.  New legislation has created a third, more preliminary, category of
"fiscal caution."  A current listing of school districts in each status is on the Internet at http://www.auditor.state.oh.us.

      Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes to finance their operations.  With other subdivisions, they also receive local government support and property tax relief moneys from State resources.

      For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a commission composed of State and local officials, and private sector members experienced in business and finance appointed by the Governor to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults.  (Similar procedures have recently been extended to counties and townships.)  Sixteen municipalities and two townships are in
"fiscal emergency" status and four municipalities in preliminary "fiscal watch" status.

      At present the State itself does not levy ad valorem taxes on real or tangible personal property.  Those taxes are levied by political subdivisions and local taxing districts.  The Constitution has since 1934 limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to
1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation -- commonly referred to in the context of Ohio local government finance as the "ten-mill limitation."

|X|   Ratings of the Commonwealth's Securities.  As of June 21, 2007,
Moody's, Standard & Poor's and Fitch have assigned Ohio's general obligation bonds "Aa1,"  "AA+" and "AA+," respectively. There can be no assurance that these ratings will continue.  Ratings reflect only the respective views of such rating agencies, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same.  There is no assurance that a rating will continue for any given period of time or that a rating will not be revised or withdrawn entirely by any or all of such rating agencies, if, in its or their judgment, circumstances so warrant. A downward revision or withdrawal of a rating could have an adverse effect on the market prices of the Commonwealth and municipal securities in which the Fund invests.

Special Investment Considerations - Virginia Municipal Securities. As
explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of the Commonwealth of Virginia (referred to in this section as "Virginia" or the "Commonwealth") and its subdivisions, agencies, instrumentalities or authorities, which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in Virginia municipal securities is only a summary, based on publicly-available official statements relating to offerings by Virginia on or prior to June 6, 2007.  No representation is made as to the accuracy of this information.

      Virginia's variety of terrain, its location on the Atlantic Seaboard at the southern extremity of the northeast population corridor and its close proximity to the nation's capital have had a significant influence on the development of its present economic structure.  The Commonwealth's 2006 population of 7.6 million was 2.6% of the United States' total.  Among the 50 states, it ranked 12th in population.  Its 2006 population density was 193 persons per square mile, compared with 84.6 persons per square mile for the
United States.  From 1997 to 2006, Virginia's population increased 11.9%
versus 9.8% for the nation.  A higher proportion of the Commonwealth's population is in the adult/working ages of 18 through 64 than nationally.  A lower proportion of its population is comprised of persons 65 and older and of persons age 5 through 17.

      Like the nation as a whole, the Commonwealth has a high percentage of its citizens living in urban areas.  Of the Commonwealth's population, 85.6%
resides in eleven metropolitan statistical areas (MSAs).  The largest metropolitan area is the Northern Virginia portion of the
Washington-Arlington-Alexandria MSA.  This is the fastest growing metropolitan area in the Commonwealth and had a 2006 population of 2.4 million.  Northern Virginia has long been characterized by the large number of people employed in both civilian and military work with the federal government.  It is also one of the nation's leading high-technology centers for computer software and telecommunications.

      |X| Factors Affecting Investments in Virginia Securities.

      Economic Trends.  Over the past ten years, taxable retail sales in
Virginia increased by over $23.7 billion, or 44%.  This growth is much higher for the same period than the rate of inflation, which was 24.6%.  According to the U.S. Department of Commerce, Virginians received over $290.5 billion in personal income in 2005.  In 2005, the Commonwealth had per capita income of $38,390, the highest of the Southeast region and greater than the national average of $34,586.  From 1995 to 2005, the Commonwealth's 4.8% average annual rate of growth in personal per capita income was greater than the national rate of growth of 4.1%.  Much of the Commonwealth's per capita income gain in these years has been due to the continued strength of the manufacturing sectors, rapid growth of high technology industries, basic business services, corporate headquarters and regional offices and the attainment of parity with the nation in labor force participation rates.

      Employment in the Information Services sector decreased by 21.8% from
2001 to 2005, a result of losses and intense competition in its
Telecommunications subsector.  The Professional and Business Activities
Services sector, however, gained 28,600 jobs, or 5%, from 2004 to 2005, led by gains in Professional, Scientific and Technical Services and
Architectural, Engineering and Related Services providers.  From 2001 to
2005, employment in the Financial Activities sector grew by 7.2%.  The private Education and Health sector continued to add jobs in 2005, increasing by 3.4%, and was the fastest growing sector from 2001 to 2005.  The largest gains were in the health care field, as an affluent aging population demands increased health services.  The Leisure and Hospitality sector industry employment level rose 2.7% from 2004 to 2005, its best annual increase since the 2001 terrorist attacks.

      With Northern Virginia, a part of the Washington-Arlington-Alexandria
MSA, and Hampton Roads, the home of the nation's largest concentration of military installations, the federal government has a greater impact on the
Commonwealth relative to its size than all states except Alaska and Hawaii.
In 2005, federal government civilian employment in the Commonwealth averaged approximately 151,700.  Construction employment advanced strongly again in
2005, with builders benefiting from continued low mortgage rates.  Job growth in construction from 2001 to 2005 was 12.9%, rising to a record level of
244,800.  Manufacturing employment dropped 0.8% in 2005 but improved upon its
2.0% decrease in 2004.  In 2005 there was slower growth in Durable Goods with only 1.5% and 1.0% increases in Transportation Equipment and Shipbuilding, respectively.

      The manufacturing industries with the greatest employment in the
Commonwealth are transportation equipment, food processing, plastic and rubber products, fabricated metals, furniture, wood products, machinery manufacturing, chemicals and computer and electronic equipment.  These nine industries account for over two-thirds of the Commonwealth's total manufacturing employment.

      The Commonwealth typically has one of the lowest unemployment rates in the nation, according to statistics published by the U.S. Department of
Labor.  There were several reasons for the Commonwealth's modest unemployment rates, but essentially the balance found in the Commonwealth's economy helps stabilize employment.  No single industry dominates the Commonwealth's economy.

      The travel and tourism industry is one of Virginia's most important economic assets.  Tourism's economic contribution to Virginia in 2005 reached
$16.5 billion.  Tourist spending in the Commonwealth increased by 9.6% in
2005 from 2004.  Over 207,000 Virginia jobs were directly supported by travel spending in 2005, including employment in such travel-related businesses as lodging establishments, restaurants, museums, amusement parks, retail stores and gasoline service stations.  Tourism is also a significant source of government revenues and was responsible for $2.35 billion in combined state and local tax revenues in 2005.  Virginia hosted 54.8 million person-trips in
2005, a 1.2 increase from 2004.

      Commonwealth Finances - General.  The Virginia Constitution requires the Governor to ensure that expenses do not exceed total revenues anticipated plus fund balances during the period of two years and six months following the end of the Virginia General Assembly session in which appropriations are made.  The Revenue Stabilization Fund was established by constitutional amendment effective January 1, 1993 and consists of an amount not to exceed
10% of the Commonwealth's average annual tax revenues derived from taxes on income and retail sales for the three immediately preceding fiscal years, as certified by the Auditor of Public Accounts.  The Revenue Stabilization Fund
is available to offset, in part, anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts.  If in any year total revenues are forecast to decline by more than 2% of the certified tax revenues collected in the most recently ended fiscal year, the General Assembly may appropriate for transfer up to one-half of the Revenue Stabilization Fund balance to the General Fund to stabilize revenues.  This transfer shall not exceed one-half of the forecast shortfall.  If any amounts accrue, such as through interest or dividends, to the credit of the Revenue Stabilization Fund in excess of the 10% limitation, the Treasurer shall promptly transfer any such excess amounts to the General
Fund.

      The General Fund.  The General Fund balance rose by $1.0 billion in the fiscal year ended June 30, 2006, an increase of 54.9% from fiscal year 2005.
Overall tax revenues increased by 9.8% from fiscal year 2005 to fiscal year
2006.  Individual and Fiduciary Income tax revenues increased by 11.4%.
Additional tax revenue growth occurred in the form of a 41.3% increase in
Corporation Income taxes and a 17.0% increase in other taxes.  Public Service
Corporation taxes also increased by 1.9%.  State Sales and Use Tax collections declined by 2.1% during fiscal year 2006.  Overall revenue increased by 8.9% while non-tax revenues decreased by 11.1%.  Overall expenditures rose by 7.3% in fiscal year 2006, compared to a 14.1% increase in fiscal year 2005.  Individual and family service expenditures grew by
$303.9 million, or 9.1%, and education expenditures increased by $542.2 million, or 8.4%.  General government expenditures fell $141.6 million or
9.5%.

      Of the June 30, 2006, $2.9 billion fund balance, $1.1 billion was reserved for the Revenue Stabilization Fund, which equals the maximum amount allowed in fiscal 2006.  This fund is segregated from the General Fund and can only be used for constitutionally authorized purposes.  Virginia law directs that the fund be included as a component of the General Fund only for financial reporting purposes.  In accordance with the Virginia Constitution, the amount estimated as required for deposit to the Revenue Stabilization
Fund must be appropriated for that purpose by the General Assembly.  The
Governor's 2007 budget amendments provided for deposits of $106.7 million in fiscal year 2007 and an additional $46.1 million in fiscal year 2008 (for a total deposit of $184.3 million in 2008).  With these deposits, the Revenue
Stabilization Fund will remain at its Constitutional maximum ($1.2 billion in fiscal year 2007 and $1.3 billion in fiscal year 2008).

      Individual and fiduciary income taxes are the principal component of
General Fund revenues.  These revenues support a number of government functions, primarily education, individual and family services, public safety and general government.  General Fund revenues are available for payment of debt service obligations of the Commonwealth.

      In fiscal year 2006, 95.9% of total tax revenues was derived from five major taxes imposed by the Commonwealth:  Individual and Fiduciary Income
Taxes (62.5% of total taxes in fiscal year 2006), State Sales and Use Taxes
(20.3%), Corporate Income Taxes (5.9%), Taxes on Premiums of Insurance
Companies (2.5%) and Taxes on Deeds, Contracts, Wills and Suits (4.7%).

      General Fund expenditures relate to resources used for those services traditionally provided by a state government, which are not accounted for in any other fund.  General Fund expenditures pay for services that include general government, legislative, public safety, judicial, health and mental health, human resources, licensing and regulation, and primary and secondary education.  In fiscal year 2006, 47.1% of Total Expenditures went to education supporting individuals in developing knowledge, skills and cultural awareness, including elementary and secondary education instruction, supervision and assistance; 25.5% went to individual and family services support programs to benefit the economic, social and physical well-being of the individual and family, including disease research, control and prevention; 15.5% went to administration of justice related to the activities of the civil and criminal justice systems, the activities of which encompass the apprehension, trial, punishment and rehabilitation of law violators, and the deterrence and detection of crime; 9.3% went to general government expenditures to support the general activities of state, regional and local levels of government, which activities include financial assistance to localities, enactment of legislative policy, intergovernmental projects, and payments to localities pursuant to the Personal Property Tax Relief Act of
1998; 2.0% went to resources and economic development expenditures to support activities to develop the Commonwealth's economic base, including alternative natural resources, and to regulate this base with regard to the public interest of the Commonwealth; and 0.6% went to capital outlay relating to the construction and renovation of state-owned buildings and facilities and transportation expenditures relating to the movement by road, water or air of people, goods and services, and the regulation thereof.

      The 2006 Appropriation Act.  On December 16, 2005, former Governor
Warner presented the 2006 Budget Bill for the 2006-08 biennium.  The 2006
Budget Bill was developed with the following three main objectives in mind:
(1) maintaining the Commonwealth's financial stability for the long term; (2)
making targeted investments that will pay measurable returns in the future;
and (3) meeting the Commonwealth's ongoing commitment to fund core services.

      The 2006 Budget Bill included $34.375 billion from the General Fund in base spending, and total General Fund resources of $34.419 billion.
Recommendations for new spending totaled $5.947 billion, including $930 million for capital outlay funding.  General Fund budget savings of $57.3 million were also recommended.  The 2006 Budget Bill included approximately
$1.502 billion in one-time general fund spending, including the $930.3 million for capital outlay, $339.0 million for transportation initiatives and
$232.5 million for water quality improvements.

      New spending items in the 2006 Budget Bill representing major investments in Virginia's future included $305.1 million to support enrollment growth, base adequacy and research facilities at institutions of higher education; $232.5 million for a one-time additional investment in water quality programs; $624.5 million for transportation projects and programs; $107.1 million to invest in community-based mental health and mental retardation services; $11.0 million for the preservation of forestlands in Virginia through the purchase of almost 10,000 acres of forest property; $55.7 million to increase energy efficiency at state facilities throughout Virginia; $43.8 million as incentive payments to semiconductor manufacturers that have met employment and investment targets; and $4.2 million to stimulate economic development in rural areas by expanding access to broadband networks.

      Major items in the 2006 Budget Bill recommended to meet the
Commonwealth's commitment to fund core services included $941.9 million for the estimated state cost of the biennial update of the Standards of Quality for elementary and secondary schools based on increased enrollment, school instructional and support expenditures, funded instructional salaries and other technical adjustments; $348.6 million for a proposed salary increase for state and state-supported local employees, teachers and teaching and research faculty at higher education institutions; and funding to support the increased cost of health insurance for state employees.

      On January 24, 2006, Governor Kaine submitted executive amendments to the 2006 Budget Bill presented by his predecessor.  General fund spending actions in Governor Kaine's executive amendments for the 2006-08 biennium included $39.6 million to increase proposed K-12 instructional staff pay raises from 3% to 4%; $4.7 million to address cost overruns on the University of Virginia's Medical Research Building; $4.0 million to address a revised cost estimate for Virginia Commonwealth University's Medical Sciences
Building II; and $3.5 million to provide additional support to localities relating to formula changes in criminal justice services program funding.
General fund savings in Governor Kaine's proposed amendments totaled $7.6 million, resulting largely from standardized testing procurement changes.
Net additional general fund revenue proposed in Governor Kaine's amendments totaled $15.1 million, due in substantial part to the proposed sale of an alcoholic and beverage control facility.

      The House and Senate  could not reach  agreement on the 2006 Budget Bill and  adjourned on March 11,  2006.  The Governor  called a Special  Session of the 2006 General  Assembly and, on June 20, 2006, the General  Assembly passed a compromise  budget for the  2006-2008  biennium (HB 5002,  as amended)  that
included   significant   portions  of  the  original  2006  Budget  Bill.  The
increases in new general fund spending in HB 5002 over the  introduced  budget included:  a net  increase  of  $68.0  million  for  public  education;  a net increase of $90.5 million for capital  project  expenses;  and $106.3  million for additional salary increases for state employees and state-supported  local employees.  In keeping with the objectives of the introduced  budget,  HB 5002 provided  $222  million for  improving  the health of the  Chesapeake  Bay and other Virginia  waterways,  a biennial  general fund increase of approximately
$456.3 million for higher  education  institutions,  and an additional  $684.4
million  over  the  biennium  for   mandatory   programs   such  as  Medicaid,
Comprehensive  Services Act,  children's health  insurance,  adoptions and the impact of the new Medicare Part D  prescription  drug program.  Under HB 5002, a deposit  in the  amount of  $138.3  million  was  provided  for the  Revenue
Stabilization  Fund in fiscal  year  2008,  representing  an  estimate  of the required deposit attributable to tax collections for fiscal year 2006.

      HB 5002 also  provided  $339.0  million  in  one-time  general  funds to implement transportation  legislation to be adopted by November 1, 2006 during a special  session of the General  Assembly,  which funds had been included in the introduced budget for certain transportation initiatives.

      On June 22, 2006,  HB 5002 was  enrolled  and  submitted to the Governor for approval.  Governor  Kaine  returned HB 5002 to the General  Assembly with
36  recommended  amendments,  of which  16 were  adopted.  On June  30,  2006,
Governor Kaine signed HB 5002, as amended,  and vetoed four technical language items.  The bill  became  effective  July 1,  2006  (the  "2006  Appropriation
Act").

      The 2007  Amendments  to the 2006  Appropriation  Act. On  December  15,
2006,   Governor  Kaine   presented  his  proposed   amendments  to  the  2006
Appropriations  Act  (HB  1650)  affecting  the  remainder  of  the  2006-2008 biennium.  The Governor's  objectives  were developed with the following goals in mind:  maintain the Commonwealth's  financial  stability for the long term;
make targeted  investments that will enhance  Virginia's ability to compete in a global economy; and meet the Commonwealth's  ongoing commitment to fund core services.

      Fiscal year 2006 ended with actual  collections  exceeding  the forecast by $147  million or 1.0%.  Nonwithholding  and  corporate  income tax, the two most volatile  revenue sources,  continued to grow at unprecedented  rates and contributed  to the  fiscal  year  2006  surplus.  The  General  Assembly,  in anticipation  of this  surplus,  included  $128  million  into  the  beginning balance for fiscal year 2007.

      The Governor's budget  amendments  provided  additional  deposits to the
Revenue  Stabilization Fund totaling $152.7 million.  This amount is comprised of $106.7  million  in fiscal  year 2007 and an  additional  $46.1  million in fiscal  year 2008 (for a total  fiscal year 2008  deposit of $184.3  million.)
With these deposits,  the Fund will remain at its Constitutional maximum ($1.2 billion in fiscal year 2007 and $1.3 billion in fiscal year 2008)  through the biennium.  The Fund reached its  Constitutional  maximum for the first time in fiscal year 2006.  Excess deposits  (estimated at $36.9 million in fiscal year
2007 and $120.4 million in fiscal year 2008) will be  transferred  back to the general fund.

      After   making  the   deposit  to  the   Revenue   Stabilization   Fund,
approximately  70 percent of the  proposed  new  spending  is  proposed  to be dedicated to  transportation  and higher  education.  The Governor  restricted recurring  expenses  to  targeted  priorities  that move  Virginia  forward in meeting  health care,  education,  public safety,  environmental  and economic development objectives.

      The Virginia  General Assembly sent an amended budget to the Governor on
February 24,  2007.  The budget  retained  many of the  amendments  originally introduced.  Highlights  included a $100 million investment to address capital projects  and cost  overruns  in higher  education;  an  increase in the state contribution  for  teacher  salary  increases  and an  increase in the retiree health care  credit;  a four  percent  salary  increase  for state  employees, faculty at  Virginia's  public  institutions  of higher  education,  and state supported local employees;  additional funding for water quality improvements;
and $500 million from the General  Fund to meet some  pressing  transportation needs.  Governor  Kaine  returned the budget bill  requesting  17  amendments, primarily technical in nature.  On April 4, 2007, the budget bill was enacted.

      |X| Indebtedness of the Commonwealth.

      The Constitution of Virginia, in Section 9 of Article X, provides for the issuance of debt by or on behalf of the Commonwealth.  Sections 9(a), (b)
and (c) provide for the issuance of debt to which the Commonwealth's full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections subject to appropriations by the General Assembly.  The Commonwealth may also enter into leases and contracts that are classified on its financial statements as long-term indebtedness.  Certain authorities and institutions of the
Commonwealth may also issue debt.  This section discusses the provisions for and limitations on the issuances of general obligation debt and other types of debt of the Commonwealth and its authorities and institutions.

      Section 9(a) Debt.  Section 9(a) of Article X provides that the General
Assembly may contract general obligation debt:  (1) to meet certain types of emergencies, (2) subject to limitations on amount and duration, to meet casual deficits in the revenue or in anticipation of the collection of revenues of the Commonwealth and (3) to redeem a previous debt obligation of the Commonwealth.  Total indebtedness issued pursuant to Section 9(a)(2)
shall not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues "derived from taxes on income and retail sales, as certified by the
Auditor of Public Accounts, for the preceding fiscal year."  As of June 30,
2006, the Commonwealth reported having no Section 9(a) debt outstanding.

      Section 9(b) Debt.  Section 9(b) of Article X provides that the General
Assembly may authorize the creation of general obligation debt for capital projects.  Such debt is required to be authorized by an affirmative vote of a majority of the members elected to each house of the General Assembly and approved in a statewide referendum.  The outstanding amount of such debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years ("9(b) Debt Limit").  An additional 9(b) debt authorization restriction is calculated in order to determine the amount of such debt that the General
Assembly may authorize for the current fiscal year.  The additional borrowing authorization restriction is limited to 25% of the 9(b) Debt Limit less 9(b)
debt authorized in the current and prior three fiscal years.

      The phrase "taxes on income and retail sales" is not defined in the
Constitution or by statute.  The record made in the process of adopting the
Constitution, however, suggests an intention to include only income taxes payable by individuals, fiduciaries and corporations and the state sales and use tax.  As of June 30, 2006, the Commonwealth reported having $626.1 million in Section 9(b) debt outstanding.

      Section 9(c) Debt.  Section 9(c) of Article X provides that the General
Assembly may authorize the creation of general obligation debt for revenue producing capital projects for executive branch agencies and institutions of higher learning. Such debt is required to be authorized by an affirmative vote of two-thirds of the members elected to each house of the General
Assembly and approved by the Governor.  The Governor must certify before the enactment of the bond legislation and again before the issuance of the bonds that the net revenues pledged are expected to be sufficient to pay principal and interest on the bonds issued to finance the projects.

      The outstanding amount of Section 9(c) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public
Accounts," for the three immediately preceding fiscal years ("9(c) Debt
Limit").  While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.  As of June 30, 2006, the Commonwealth reported having $416.3 million in Section 9(c) debt outstanding

      Effect of Refunding Debt.  In general, when the Commonwealth issues bonds to refund outstanding bonds issued pursuant to Section 9(b) or 9(c) of
Article X of the Constitution, the refunded bonds are considered paid for purposes of the constitutional limitations upon debt incurrence and issuance and the refunding bonds are counted in the computations of such limitations.
Section 9(a)(3) provides that in the case of the refunding of debt incurred in accordance with Section 9(c) of Article X, the debt evidenced by the refunding bonds will be counted against the 9(c) Debt Limit unless the
Governor does not provide the net revenue sufficiency certification, in which case the debt evidenced by the refunding bonds will be counted against the
9(b) Debt Limit.

      Other Tax-Supported Debt.  Tax-supported debt of the Commonwealth includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues.  Section 9(d) of Article X provides that the restrictions of Section 9 are not applicable to any obligation incurred by the Commonwealth or any of its institutions, agencies or authorities if the full faith and credit of the Commonwealth is not pledged or committed to the payment of such obligation.

      The Commonwealth reported that there are currently outstanding various types of 9(d) revenue bonds issued by authorities, political subdivisions and agencies for which the Commonwealth's full faith and credit is not pledged.
Certain of these bonds, however are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues derived from enterprises related to the operation of the financed capital projects.  As of June 30, 2005, the
Commonwealth reported having $3.4 billion in Section 9(d) debt outstanding

      The debt repayments of the Virginia Public Building Authority, the
Virginia College Building Authority 21st Century College and Equipment
Program, The Innovative Technology Authority, the Virginia Biotechnology
Research Park Authority and several other long-term capital leases or notes have been supported all or in large part by General Fund appropriations.
Together, payments to these authorities for debt service totaled approximately $371.1 million in fiscal year 2007.

      The Commonwealth Transportation Board ("CTB") has issued various series of bonds authorized under the State Revenue Bond Act.  These bonds are secured by and payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose.  The Transportation Trust
Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board for the purpose of increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports.

      The Virginia Port Authority ("VPA") has issued bonds in the amount of
$326.0 million which are payable from income of a portion of the
Transportation Trust Fund.  In April 1998, the VPA issued $71.0 million of refunding bonds to refund the aggregate outstanding balance of its Series
1988 bonds in the amount of $75.7 million.  The fund balance of the
Commonwealth Transportation Fund administered by the Transportation Board at
June 30, 2006 was $1.8 billion.

      Leases and Contracts.  Woodrow Wilson Bridge Agreement.  The
Commonwealth, in partnership with the State of Maryland and the District of
Columbia, received approval from the Federal Highway Administration regarding the new 12-lane bridge replacement project for the Woodrow Wilson Bridge (the
Interstate 95 Potomac River Crossing between Virginia and Maryland).  Under the Agreement, the Woodrow Wilson Bridge Project will include reconstruction of the Telegraph Road and Route 1 interchanges in Virginia and the I-295 and
Route 210 interchanges in Maryland in addition to the bridge replacement.

      The project will be funded from $1.544 billion of special Federal funding authorized by Congress with the balance of the estimated $2.444 billion project cost borne by Virginia, Maryland, and the District of
Columbia.  The Commonwealth has committed to provide funding for $516.1 million between fiscal years 2002 and 2012.  Virginia and Maryland will jointly own the new bridge with each State sharing equally in any further costs associated with it.  The cost assigned to each jurisdiction for other portions of the projects is dependent on the work managed by each.  In the event that bids for the project come in over estimates or that cost overruns occur, the affected project work will likely be rebid or redesigned or the scope altered to mitigate the impact thereof.  The first of two river crossing superstructures of the new Woodrow Wilson Bridge opened to traffic in June 2006.  This outer loop span will carry traffic in both directions until the second span is completed, currently estimated to be mid-2008.  The total project substantial completion date is calendar year 2011.

      Capital Leases.  The Commonwealth is involved in numerous agreements to lease buildings and equipment.  These lease agreements are for various terms, and each lease contains a nonappropriation clause indicating that continuation of the lease is subject to funding by the General Assembly.  The principal balance of all tax-supported capital leases outstanding was $186.1 million as of June 30, 2006.

      Installment Purchases.  The Commonwealth also finances the acquisition of certain personal property and equipment through installment purchase agreements.  The length of the agreements and the interest rates charge vary.  In most cases, the agreements are collateralized by the personal property and equipment acquired.  Installment purchase agreements contain nonappropriation clauses indicating that continuation of the installment purchase is subject to funding by the General Assembly.  The principal balance of tax-supported installment purchase obligations outstanding was
$194.2 million as of June 30, 2006.

      Debt Service on Tax-Supported Debt.  The Commonwealth reported that as of June 30, 2006, it expected to pay $141.7 million in principal and interest payments on aggregate outstanding Section 9(a), 9(b) and 9(c) general obligation debt and $371.1 million in principal and interest payments on aggregate outstanding Section 9(d) tax-supported debt during the year ended
June 30, 2007.  As of June 30, 2006, the Commonwealth also expected to pay
$137.3 million in principal and interest payments on aggregate outstanding
Section 9(a), 9(b) and 9(c) general obligation debt and $374.0 million in principal and interest payments on aggregate outstanding Section 9(d)
tax-supported debt during the year ended June 30, 2008.

       Moral Obligation Debt.  Bonds issued by the Virginia Housing
Development Authority, the Virginia Resources Authority and the Virginia
Public School Authority are designed to be self-supporting from their individual loan programs.  However, certain of their bonds are secured in part by a moral obligation of the Commonwealth.  The Commonwealth may fund deficiencies that may occur in debt service reserves for moral obligation debt.  By the terms of the applicable statutes, the Governor is obligated to include in his annual budget submitted to the General Assembly the amount necessary to restore any such reported deficiency, but the General Assembly is not legally required to make any appropriation for such purpose.  The
Commonwealth reported as of June 6, 2007 that these authorities have not reported to the Commonwealth that any such reserve deficiencies exist.

      Other Debt.  There are several authorities and institutions of the
Commonwealth that issued debt for which debt service is not paid through appropriations of state tax revenues and for which there is no moral obligation pledge to consider funding debt service or reserve fund deficiencies.  A portion of this debt is additionally secured by a biennial contingent appropriation in the event available funds are less than the amount required to pay debt service.

      |X| Local Government.  As of June 30, 2006, local government was comprised of 95 counties, 39 incorporated cities and 36 incorporated towns.
Cities and counties are units of general government that have traditionally provided all services not provided by the Commonwealth.  The Commonwealth is unique in that cities and counties are independent and their land areas do not overlap.  Cities and counties each levy and collect their own taxes and
provide their own services.   Towns, on the other hand, are units of local
government and are a part of the counties in which they are located.  Towns levy and collect taxes for town purposes, but their residents are also subject to county taxes.

      The largest expenditure by local governments in the Commonwealth is for public elementary and secondary education.  Each county and city in the
Commonwealth, with few exceptions, constitutes a separate school district.
Counties, cities and towns typically also provide such services as police and fire protection, water and sewer services and recreational facilities.

      According to figures prepared by the Auditor of Public Accounts of
Virginia, the total outstanding debt of counties in the Commonwealth was approximately $11.1 billion as of June 30, 2006, most of which was borrowed for public school construction.  The outstanding debt for cities at that date was computed by the Auditor of Public Accounts to be approximately $8.1 billion.  The outstanding debt for towns, as of June 30, 2006, was calculated by the Auditor of Public Accounts to be approximately $483.6 million.

      |X|   Ratings of the Commonwealth's Securities.  As of June 6, 2007,
Standard & Poor's had rated the Commonwealth's general obligation bonds
"AAA," Moody's had rated those bonds "Aaa" and Fitch had rated those bonds
"AAA".

      Such ratings reflect only the views of the respective rating agencies and an explanation of the significance of such ratings may be obtained only from the respective rating agency.  There could be no assurance given that such ratings would be continued for any given period of time or that they would not be revised downward or withdrawn entirely by such rating agencies if, in their judgment, the circumstances so warrant.  Any such downward revision or withdrawal of either of such ratings may have an adverse effect on the liquidity and market price of the Commonwealth's bonds.

      |X|   Pending Litigation.  The Commonwealth reported that the
Commonwealth, its officials and employees are named as defendants in legal proceedings which occur in the normal course of governmental operations, some involving claims for substantial amounts.  It was not possible for the
Commonwealth to estimate the ultimate outcome or liability, if any, of the
Commonwealth with respect to these lawsuits.  However, the Commonwealth stated its belief that any ultimate liability resulting from these suits was not expected to have a material, adverse effect on the financial condition of the Commonwealth.

                                     C-5

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares, prior to March 1, 2007, by a Retirement

         Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

o     A.    Waivers of Initial and Contingent Deferred Sales Charges for
Certain Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|   Effective March 1, 2007, purchases of Class A shares by a Retirement
         Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1,
         2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
|X|
o     B.    Waivers of the Class A Initial and Contingent Deferred Sales
Charges in Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

o     C.    Waivers of the Class A Contingent Deferred Sales Charge for
Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

o     A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

|_|   At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

o     B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
      IV.     Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.
|X|
o     A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
Number of Eligible    Initial Sales       Initial Sales Charge   Concession as
                      Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

o     B.    Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

o     A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

o     B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and

|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer RochesterTM Arizona Municipal Fund
Oppenheimer RochesterTM Maryland Municipal Fund
Oppenheimer RochesterTM Massachusetts Municipal Fund
Oppenheimer RochesterTM Michigan Municipal Fund
Oppenheimer RochesterTM Minnesota Municipal Fund
Oppenheimer RochesterTM North Carolina Municipal Fund
Oppenheimer RochesterTM Ohio Municipal Fund
Oppenheimer RochesterTM Virginia Municipal Fund

Internet Website
     www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX0000.001.0707

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   Declaration of Trust dated March 22, 2006: Previously filed with the
Registrant's Initial Registration Statement, 03/29/06, and incorporated herein by reference.

(b)   By-Laws, dated April 19, 2006:  Previously filed with the Registrant's
Pre-Effective Amendment No. 1, 06/30/06, and incorporated herein by reference.

(c)   Not Applicable.

(d)   Investment Advisory Agreement, dated April 19, 2006:  Previously filed with the Registrant's Pre-Effective Amendment No. 1, 06/30/06, and
incorporated herein by reference.

(e)   (i) General Distributor's Agreement, dated April 19, 2006: Previously filed with the Registrant's Pre-Effective Amendment No. 1, 06/30/06, and
incorporated herein by reference.

      (ii) Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 5 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (iii) Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and
incorporated herein by reference.

      (iv) Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (v) Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/26/01), and incorporated herein by reference.

      (vi) Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/26/01), and incorporated herein by reference.

(f)   (i)  Amended and Restated Retirement Plan for Non-Interested Trustees
or Directors dated 8/9/01: Previously filed with Post-Effective Amendment No.
34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), (10/25/01), and incorporated by reference.

      (ii)  Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), (10/28/98), and incorporated herein by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
July __, 2007, between Registrant and Citibank, N.A.: Previously filed with
Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer
Rochester Arizona Municipal Fund (Reg. No. 333-132778), 07/26/07, and
incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003: Previously filed with the Pre-Effective amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 06/30/06: Previously filed with the Registrant's Pre-Effective Amendment No. 1, 06/30/06, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated
06/30/06: Previously filed with the Registrant's Pre-Effective Amendment No.
1, 06/30/06, and incorporated herein by reference.

(m)   (i)  Service  Plan and  Agreement  for Class A shares,  dated  April 19,
2006:  Previously filed with the Registrant's  Pre-Effective  Amendment No. 1,
06/30/06, and incorporated herein by reference.

      (ii) Distribution and Service Plan and Agreement for Class B shares, dated April 19, 2006: Previously filed with the Registrant's Pre-Effective
Amendment No. 1, 06/30/06, and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for Class C shares, dated April 19, 2006: Previously filed with the Registrant's Pre-Effective
Amendment No. 1, 06/30/06, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06: Previously filed with Post-Effective Amendment No. 62 to the
Registration Statement of Oppenheimer Capital Income Fund (Reg. No. 2-33043),
11/21/06, and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees and Principal Executive Officers
dated October 11, 2006: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg.
No. 2-69719), 10/23/06, and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
March  31,  2006  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed with  Post-Effective  Amendment  No. 13 to the  Registration
Statement of  Oppenheimer  MidCap Fund (reg.  No.  333-31533),  (4/7/06),  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article VII of Registrant's
Declaration of Trust filed as Exhibit 23(a) to the Registrant's Initial
Registration Statement, 03/29/06, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Amato,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rajeev Bhaman,              None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa I. Bloomberg,          None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            None
Vice President & Senior
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Garrett C. Broadrup         Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JoAnne Butler               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dale William Campbell       Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Closs                Formerly (until January 2007) Development Manager
Assistant Vice President    at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald James Concepcion,    None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Damian,                None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kendra Delisa               Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Vice President & Assistant  - December 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bradley G. Finkle,          None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Steven Fling,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Gapay               Formerly  (until January 2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Seth Gelman,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Vice President & Assistant  (July 2004 - August 2005).
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jennifer Kane Heathwood,    None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Herrmann,            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Andrew Huddleston,    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kelly Bridget Ireland,      None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Frank V. Jennings,          None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Kim,                None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Klassen,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Martin S. Korn,             None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Leverenz,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Daniel Lifshey,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Livengood            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        Formerly  self-employed as a securities  consultant
Assistant Vice President    (January 2004 - December 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William McNamara            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                 None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sarah Morrison              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Mulcahy,               None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy,             President and Management Director of Oppenheimer
Chairman, Chief             Acquisition Corp.; President and Director of
Executive Officer &         Oppenheimer Real Asset Management, Inc.; Chairman
Director                    and Director of Shareholder Services, Inc. and
                            Shareholder Financial Services, Inc.; Director of
                            OppenheimerFunds Distributor, Inc., OFI
                            Institutional Asset Management, Inc., Trinity
                            Investment Management Corporation, Tremont Group
                            Holdings, Inc., HarbourView Asset Management
                            Corporation and OFI Private Investments Inc.;
                            Executive Vice President of Massachusetts Mutual
                            Life Insurance Company; Director of DLB
                            Acquisition Corporation; a member of the
                            Investment Company Institute's Board of Governors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meaghan Murphy,             None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James B. O'Connell,         None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Okray,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kristina Olson,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David P. Pellegrino,        None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori L. Penna,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marmeline Petion-Midy,      None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Scott Phillips,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Poiesz,               None
Senior Vice President,
Head of Growth Equity
Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ellen Puckett,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Norma J. Rapini,            None
Assistant Vice President :
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jessica Rosenfield          Formerly Manager
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            None.
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Ryan,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Savallo                Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer  at Tremont  Group  Holdings,  Inc.  (March

                            1998 - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tammy Sheffer,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mary Dugan Sheridan,        None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kevin Smith,                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Stewart            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,          None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Toomey,             None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Toner,              None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Cameron Ullyatt,            None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jake Vogelaar,              None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Diederik Werdmolder,        Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            International   Distributor  Limited;  Senior  Vice
                            President  (Managing  Director of the International
                            Division) of OFI  Institutional  Asset  Management,
                            Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Troy Willis,                None
Vice President,
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mitchell Williams           None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Julie Wimer                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meredith Wolff,             None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer

                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lucy Zachman,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert G. Zack              General Counsel of Centennial Asset Management
Executive Vice President &  Corporation; General Counsel and Director of
General Counsel             OppenheimerFunds Distributor, Inc.; Senior Vice
                            President and General Counsel of HarbourView Asset
                            Management Corporation and OFI Institutional Asset
                            Management, Inc.; Senior Vice President, General
                            Counsel and Director of Shareholder Financial
                            Services, Inc., Shareholder Services, Inc., OFI
                            Private Investments Inc.; Executive Vice
                            President, General Counsel and Director of OFI
                            Trust Company; Director and Assistant Secretary of
                            OppenheimerFunds International Limited; Vice
                            President, Secretary and General Counsel of
                            Oppenheimer Acquisition Corp.; Director of
                            OppenheimerFunds International Distributor
                            Limited; Vice President of OppenheimerFunds Legacy
                            Program; Vice President and Director of
                            Oppenheimer Partnership Holdings Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Conservative Investor Fund
     Moderate Investor Fund

   Equity Investor Fund
   Active Allocation Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Beringer                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert J. Bishop(1)              Treasurer                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Blinzler(1)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Sarah Bourgraf(1)                Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joshua Broad(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Caruso                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donelle Chisolm(2)               Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Craig Colby(2)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Fredrick Davis                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beth Arthur Du Toit(1)          Vice President            None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Fereday                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Richard Fuermann                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Raquel Granahan(4)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunther                 Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jennifer Hoelscher(1)            Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Amy Huber(1)                     Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Hyland(2)                Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Thomas Keffer(2)                 Senior Vice President    None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina J. Keller(2)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian Kiley(2)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lisa Klassen(1)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Eric Kristenson(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jesse Levitt(2)                  Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Peter Maddox(2)                  Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Theresa-Marie Maynier            Vice President           None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John C. McDonough                Senior Vice President    None
533 Valley Road

New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Noah Miller(1)                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Matthew Mulcahy(2)               Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John V. Murphy(2)                Director                 President & Trustee
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Park(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Donald Pawluk(2)                 Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William J. Raynor(5)             Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Corry Read(2)                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles F. Scully                Vice President           None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William K. Tai                   Vice President           None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cynthia Walloga(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Walsh                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Ryan Wilde(1)                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Julie Wimer(2)                   Assistant Vice President None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Patrick Wisneski(1)              Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michelle Wood(2)                 Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Walter Zinych                    Vice President           None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of July, 2007.

                              Oppenheimer Rochester Maryland Municipal Fund

                              By:  /s/ John V. Murphy*

--------------------------------------------------
                              John V. Murphy, President, Principal
                              Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                    Title                        Date

/s/ Brian F. Wruble*          Chairman of the
Brian F. Wruble               Board of Trustees             July 26, 2007

/s/ John V. Murphy*           President, Principal

John V. Murphy                Executive Officer and Trustees      July 26,
2007

/s/ Brian W. Wixted*          Treasurer, Principal          July 26, 2007
Brian W. Wixted               Financial & Accounting Officer

/s/ Matthew P. Fink*          Trustee                       July 26, 2007

Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       July 26, 2007

Robert G. Galli

/s/ Phillip A. Griffiths*                                   Trustee     July
26, 2007

Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       July 26, 2007

Mary F. Miller

/s/ Joel W. Motley*           Trustee                       July 26, 2007

Joel W. Motley

/s/ Russell S. Reynolds, Jr.* Trustee                       July 26, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                                       Trustee     July
26, 2007

Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                      July 26, 2007

Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

                        Post-Effective Amendment No. 1

                                EXHIBIT INDEX

Exhibit No.      Description

23(j)            Independent Registered Public Accounting Firm's Consent